As filed with the Securities and Exchange Commission on September 16, 1999

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

--------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                 ____________

                                   Form N-1A


                       REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 56( X )

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940 ( X )

                             Amendment No. 58( X )

                       (Check appropriate box or boxes)
                                  __________

                              GOLDMAN SACHS TRUST
              (Exact name of registrant as specified in charter)

                               4900 Sears Tower
                         Chicago, Illinois 60606-6303
                   (Address of principal executive offices)

                        Registrant's Telephone Number,
                       including Area Code 312-993-4400
                                 ____________


Michael J. Richman, Esq.                      Copies to:
Goldman, Sachs & Co.                          Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor                  Drinker Biddle & Reath LLP
New York, New York 10004                      One Logan Square
                                              18th and Cherry Streets
(Name and address of agent for service)       Philadelphia, PA 19103


It is proposed that this filing will become effective (check appropriate box)


( )  Immediately upon filing pursuant to paragraph (b)
( )  On (date) pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On (date) pursuant to paragraph (a)(1)
(X)  75 days after filing pursuant to paragraph (a)(2)

( )  On (date) pursuant to paragraph (a)(2) of rule 485.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+Information contained herein is subject to completion or amendment. A         +
+registration statement relating to these securities has been filed with the + +Securities and Exchange Commission. These securities may not be sold nor may +
+offers to buy be accepted prior to the time the registration statement        +
+becomes effective. This prospectus shall not constitute an offer to sell or + +the solicitation of an offer to buy nor shall there be any sale of these + +securities in any State in which such offer, solicitation or sale would be + +unlawful prior to registration or qualification under the securities laws of +
+any State.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++


              Preliminary Prospectus dated September 16, 1999

                           Subject to Completion

  Prospectus
                                             Class A, B
                                             and C Shares

                                             November 30, 1999


                                            .Goldman
                                             Sachs
                                             Balanced
                                             Fund
  GOLDMAN SACHS DOMESTIC EQUITY FUNDS
                                            .Goldman
                                             Sachs
                                             Growth and
                                             Income
[Artwork to Appear Here]                     Fund

                                            .Goldman
                                             Sachs CORE
                                             Large Cap
                                             Value Fund

                                            .Goldman
                                             Sachs CORE
                                             U.S.
                                             Equity
                                             Fund

                                            .Goldman
                                             Sachs CORE
                                             Large Cap
                                             Growth
                                             Fund

                                            .Goldman
                                             Sachs CORE
                                             Small Cap
                                             Equity
                                             Fund

                                            .Goldman
                                             Sachs
                                             Capital
                                             Growth
                                             Fund

                                            .Goldman
                                             Sachs
                                             Strategic
                                             Growth
                                             Fund

                                            .Goldman
                                             Sachs
                                             Growth
                                             Opportunities
                                             Fund

                                            .Goldman
                                             Sachs Mid
                                             Cap Value
                                             Fund
                                             (formerly
                                             "Mid Cap
                                             Equity")

                                            .Goldman
                                             Sachs
THE SECURITIES AND EXCHANGE COMMISSION       Small Cap
HAS NOT APPROVED OR DISAPPROVED THESE        Value Fund
SECURITIES OR PASSED UPON THE ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION      .Goldman
TO THE CONTRARY IS A CRIMINAL OFFENSE.       Sachs
                                             Large Cap
                                             Value Fund

AN INVESTMENT IN A FUND IS NOT A BANK
DEPOSIT AND IS NOT INSURED BY THE           [LOGO OF GOLDMAN SACHS APPEARS HERE]
FEDERAL DEPOSIT INSURANCE CORPORATION
OR ANY OTHER GOVERNMENT AGENCY. AN
INVESTMENT IN A FUND INVOLVES INVESTMENT
RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

General Investment Management Approach

 Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Funds Management, L.P. are each referred to in this Prospectus as the "Investment Adviser."

 VALUE STYLE FUNDS


 Goldman Sachs' Value Investment Philosophy:

 Through intensive, hands-on research our portfolio team seeks to identify:


 1. Attractive valuation opportunities where:

 .The intrinsic value of the business is not reflected in the stock price

 .The stock price is overdiscounted due to a temporary event

 2. Well-positioned businesses that have:

 .Attractive returns on capital

 .Sustainable earnings and cash flow

 .Strong company management focused on long-term returns to shareholders

 Business quality, conservative valuation, and thoughtful portfolio construc-tion are the key elements of our value approach.

--------------------------------------------------------------------------------

 GROWTH STYLE FUNDS


 Goldman Sachs' Growth Investment Philosophy:
 1. Invest as if buying the company/business, not simply trading its stock:
 .Understand the business, management, products and competition.
 .Perform intensive, hands-on fundamental research.
 .Seek businesses with strategic competitive advantages.
 .Over the long-term, expect each company's stock price ultimately to track the growth of the business.

 2. Buy high-quality growth businesses that possess strong business fran-chises, favorable long-term prospects and excellent management.

 3. Purchase superior long-term growth companies at a favorable price--seek to purchase at a fair valuation, giving the investor the potential to fully capture returns from above-average growth rates.

 Growth companies have earnings expectations that exceed those of the stock market as a whole.

--------------------------------------------------------------------------------

 QUANTITATIVE ("CORE") STYLE FUNDS


 Goldman Sachs' CORE Investment Philosophy:
 Goldman Sachs' quantitative style of funds--CORE--emphasizes the two build-ing blocks of active management: stock selection and portfolio construction.

 I. CORE Stock Selection
 The CORE Funds use the Goldman Sachs' proprietary multifactor model ("Multifactor Model"), a rigorous computerized rating system, to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of:
 .Value (price-to-book, price-to-earnings, cash flow to enterprise value) .Momentum (earnings momentum, price momentum, sustainable growth)
 .Risk (market risk, company-specific risk, earnings risk)
 .Research (fundamental research ratings of Goldman Sachs and other analysts)

 All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

 II. CORE Portfolio Construction
 A proprietary computer optimizer calculates every security combination (at every possible weighting) to construct the most efficient risk/return port-folio given each CORE Fund benchmark. In this process, the Investment Adviser manages risk by limiting deviations from the benchmark, running size and sector neutral portfolios.

 Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good founda-tions on which to build a portfolio.

--------------------------------------------------------------------------------

Fund Investment Objectives and Strategies
 Goldman Sachs
 Balanced Fund

        FUND FACTS
--------------------------------------------------------------------------------

        Objective:  Long-term growth of capital and current income

       Benchmarks:  S&P 500 Index and Lehman Brothers Aggregate Bond Index

 Investment Focus:  Large capitalization U.S. stocks and fixed-income securi-
                    ties

 Investment Style:  Asset Allocation, with growth and value (blend) equity components


 INVESTMENT OBJECTIVE


 The Fund seeks to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through investments in equity securities (stocks). The Fund seeks to provide current income through investment in fixed-income securities (bonds).

 PRINCIPAL INVESTMENT STRATEGIES


 Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce vola-tility.

 Equity Securities. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in countries with emerging markets or economies ("emerging countries") and equity securities quoted in foreign currencies.
 A portion of the Fund's portfo-
 lio of equity securities may be selected primarily to provide current income (including interests in REITs, convertible securities, preferred stocks, utility stocks, and interests in limited partnerships).

 Other. The Fund invests at least 25% of its total assets in fixed-income senior securities. The remainder of the Fund's assets are invested in other fixed-income securities and cash.

 The Fund's fixed-income securities primarily include:
 .Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises
 .Securities issued by corporations, banks and other issuers
 .Mortgage-backed and asset-backed securities

 The Fund may also invest up to 10% of its total assets in debt obligations (U.S. dollar and non-U.S.-dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. The issuers of these securities may be located in emerging countries.

 The percentage of the portfolio invested in equity and fixed-income securi-ties will vary from time to time as the Investment Adviser evaluates such securities' relative attractiveness based on market valuations, economic growth and inflation prospects. The allocation between equity and fixed-income securities is subject to the Fund's intention to pay regular quar-terly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Growth and Income Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and growth of income

         Benchmark:   S&P 500 Index

  Investment Focus:
                      Large capitalization U.S. equity securities with an emphasis on undervalued stocks

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and growth of income.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or divi-dend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in for-eign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may also invest up to 35% of its total assets in fixed-income securities, such as corporate debt and bank obligations, that offer the potential to further the Fund's investment objective.

Goldman Sachs
CORE Large Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and dividend income

         Benchmark:   Russell 1000 Value Index

  Investment Focus:   Diversified portfolio of equity securities of large-cap
                      U.S. issuers selling at low to modest valuations

  Investment Style:   Quantitative, applied to large-cap value stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity secu-rities of large-cap U.S. issuers that are selling at low to modest valua-tions relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favora-ble prospects for capital appreciation and/or dividend-paying ability.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Value Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE U.S. Equity Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and dividend income

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities

  Investment Style:   Quantitative, applied to large-cap
                      growth and value (blend) stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad repre-sentation in most major sectors of the U.S. economy and a portfolio com-prised of companies with average long-term earnings growth expectations and dividend yields.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
CORE Large Cap Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital; dividend income is a
                      secondary consideration

         Benchmark:   Russell 1000 Growth Index

  Investment Focus:   Large-cap, growth-oriented U.S. stocks

  Investment Style:   Quantitative, applied to large-cap growth stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintain-ing risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Small Cap Equity Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   Russell 2000 Index

  Investment Focus:   Stocks of small capitalization U.S. companies

  Investment Style:   Quantitative, applied to small-cap
                      growth and value (blend) stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfo-lio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk charac-teristics than the Russell 2000 Index. If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
Capital Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities that offer long-term
                      capital appreciation potential

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity secu-rities that are considered by the Investment Adviser to have long-term capi-tal appreciation potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in for-eign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Strategic Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities that are considered to
                      be strategically positioned for consistent long-term growth

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity secu-rities that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. Although the Fund invests pri-marily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Goldman Sachs
Growth Opportunities Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P Midcap 400 Index

  Investment Focus:   U.S. equity securities that offer long-term capital
                      appreciation with a primary focus on mid-capitalization companies

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                                  FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Mid Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term capital appreciation

         Benchmark:   Russell Midcap Index

  Investment Focus:   Mid-capitalization U.S. stocks that are believed
                      to be undervalued or undiscovered by the marketplace

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, substan-tially all of its assets in equity securities and at least 65% of its total assets in equity securities of mid-cap companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constitut-ing the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer decreases below $400 million or increases above $16 billion after purchase, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may also invest up to 35% of its total assets in fixed-income securities, such as corporate debt and bank obligations.

Goldman Sachs
Small Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   Russell 2000 Index

  Investment Focus:   Small-capitalization U.S. stocks that are believed to be
                      undervalued or undiscovered by the marketplace

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

 The Fund invests in companies which the Investment Adviser believes are well- managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securi-ties, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may invest in the aggregate up to 35% of its total assets in companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed-income securities, such as corporate debt and bank obligations.

                                  FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs

Large Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:
                      Long-term capital appreciation

         Benchmark:
                      Russell 1000 Value Index

  Investment Focus:
                      Large capitalization U.S. equity securities that are believed to be undervalued

  Investment Style:
                      Value


 INVESTMENT OBJECTIVE

 The Fund seeks long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrin-sic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities quoted in foreign currencies.

 Other. The Fund may invest up to 10% of its total assets in fixed-income securities, such as corporate debt and bank obligations.

Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these techniques and other investment practices and investment securi-ties. Numbers in this table show allowable usage only; for actual usage, con-sult the Fund's annual/semiannual reports. For more information see Appendix A.

10Percent of total assets (italic type)
10Percent of net assets (roman type)


 . No specific percentage
  limitation on
  usage;limited only by
  the objectivesand
  strategies of the Fund

                                               Growth      CORE       CORE
                                    Balanced and Income Large Cap  U.S. Equity
                                      Fund      Fund    Value Fund    Fund
------------------------------------------------------------------------------
Investment Practices
Borrowings                           33 1/3    33 1/3     33 1/3     33 1/3
Credit, currency, index, interest
 rate and mortgage swaps               .         --         --         --
Cross Hedging of Currencies            .         --         --         --
Custodial receipts                     .         .          .           .
Equity Swaps                           10        10         10         10
Foreign Currency Transactions*         ./1/      .          .           .
Futures Contracts and Options on
 Futures Contracts                     .         .         ./2/         ./3/
Interest rate caps, floors and
 collars                               .         --         --         --
Investment Company Securities
 (including World Equity Benchmark
 Shares and Standard & Poor's
 Depository Receipts)                  10        10         10         10
Loan Participations                    .         --         --         --
Mortgage Dollar Rolls                  .         --         --         --
Options on Foreign Currencies/4/       .         .          .           .
Options on Securities and
 Securities Indices/5/                 .         .          .           .
Repurchase Agreements                  .         .          .           .
Reverse Repurchase Agreements (for
 investment purposes)                  .         --         --         --
Securities Lending                   33 1/3    33 1/3     33 1/3     33 1/3
Short Sales Against the Box            25        25         --         --
Unseasoned Companies                   .         .          .           .
Warrants and Stock Purchase Rights     .         .          .           .
When-Issued Securities and Forward
 Commitments                           .         .          .           .
------------------------------------------------------------------------------

--Not permitted
  * Limited by the amount the Fund invests in foreign securities.
  1 The Balanced Fund may also enter into forward foreign currency exchange contracts to seek to increase total return.
  2 The CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity
    Funds may enter into futures transactions only with respect to a represen-tative index.
  3 The CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500 Index.
  4 May purchase and sell call and put options.
  5 May sell covered call and put options and purchase call and put options.

                                       OTHER INVESTMENT PRACTICES AND SECURITIES





     CORE          CORE     Capital Strategic    Growth     Mid Cap Small Cap Large Cap
   Large Cap     Small Cap  Growth   Growth   Opportunities  Value    Value     Value
  Growth Fund   Equity Fund  Fund     Fund        Fund       Fund     Fund      Fund
---------------------------------------------------------------------------------------
      33
      1/3         33 1/3    33 1/3   33 1/3      33 1/3     33 1/3   33 1/3    33 1/3
      --            --        --       --          --         --       --        --
      --            --        --       --          --         --       --        --
       .             .         .        .           .          .        .         .
      10            10        10       10          10         10       10        10
       .             .         .        .           .          .        .         .
       ./2/          ./2/      .        .           .          .        .         .
      --            --        --       --          --         --       --        --
      10            10        10       10          10         10       10        10
      --            --        --       --          --         --       --        --
      --            --        --       --          --         --       --        --
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
      --            --        --       --          --         --       --        --
      33
      1/3         33 1/3    33 1/3   33 1/3      33 1/3     33 1/3   33 1/3    33 1/3
      --            --        25       25          25         25       25        25
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
---------------------------------------------------------------------------------------

/10/Percent of total assets (italic type)
/10/Percent of net assets (roman type)
 . No specific percentage
  limitation on usage;
  limited only by the
  objectives and strategies
  of the Fund
--Not permitted

                                               Growth       CORE       CORE
                                   Balanced  and Income  Large Cap  U.S. Equity
                                     Fund       Fund     Value Fund    Fund
-------------------------------------------------------------------------------
Investment Securities
American, European and Global
 Depository Receipts                  .          .           ./6/        ./6/
Asset-Backed and Mortgage-Backed
 Securities/15/                       .          .           --         --
Bank Obligations/15/                  .          .           .           .
Convertible Securities/7/             .          .           .           .
Corporate Debt Obligations/15/        .          .           ./8/        ./8/
Equity Securities                   45-65        65+         90+         90+
Emerging Country Securities           10/14/     25/14/      --         --
Fixed Income Securities/9/          35-45        35          10/8/       10/8/
Foreign Securities                    10/14/     25/14/      ./10/       ./10/
Foreign Government Securities/15/     10         --          --         --
Municipal Securities                  .          --          --         --
Non-Investment Grade Fixed Income
 Securities                           10/11/     10/12/      --         --
Real Estate Investment Trusts         .          .           .           .
Stripped Mortgage Backed
 Securities/15/                       .          --          --         --
Structured Securities/15/             .          .           .           .
Temporary Investments                100        100          35          35
U.S. Government Securities/15/        .          .           .           .
Yield Curve Options and Inverse
 Floating Rate Securities             .          --          --         --
-------------------------------------------------------------------------------


 6 The CORE Funds may not invest in European Depository Receipts.
 7 Convertible securities purchased by the Balanced Fund must be B or higher by Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor's Service, Inc. ("Moody's"). The CORE Funds have no minimum rating criteria and all other Funds use the same rating criteria for convertible and non-convertible debt securities.
 8 Cash equivalents only.
 9 Except as noted under "Non-Investment Grade Fixed Income Securities," fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor's or Baa or higher by Moody's).
10 Equity securities of foreign issuers must be traded in the United States.
11 Must be at least BB or B by Standard & Poor's or Ba or B by Moody's.

12 Limited by the amount the Fund invests in fixed-income securities. May be BB or lower by Standard & Poor's or Ba or lower by Moody's.
13 Must be B or higher by Standard & Poor's or B or higher by Moody's.

14 The Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth
   Opportunities, Mid Cap Value and Small Cap Value Funds may invest in the aggregate up to 10%, 25%, 10%, 10%, 10%, 25% and 25%, respectively, of their total assets in foreign securities, including emerging country securities.

15 Limited by the amount the Fund invests in fixed-income securities.
16 The Small Cap Value Fund may invest in the aggregate up to 35% of its total assets in: (1) the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment; and (2) fixed-income securities.

                                       OTHER INVESTMENT PRACTICES AND SECURITIES



    CORE        CORE     Capital   Strategic     Growth     Mid Cap   Small Cap  Large Cap
 Large Cap    Small Cap  Growth     Growth    Opportunities  Value      Value      Value
Growth Fund  Equity Fund  Fund       Fund         Fund       Fund       Fund       Fund
------------------------------------------------------------------------------------------
     ./6/         ./6/      .          .            .          .          .          .
    --           --         .          .            .          .          .          .
     .            .         .          .            .          .          .          .
     .            .         .          .            .          .          .          .
     ./8/         ./8/      .          .            .          .          .          .
    90+          90+       90+        90+          90+        65+        65+        80+
    --           --        10/14/     10/14/       10/14/     25/14/     25/14/     --
    10/8/        10/8/     10         10           10         35         35/16/     10
     ./10/        ./10/    10/14/     10/14/       10/14/     25/14/     25/14/     25
    --           --        --         --           --         --         --         --
    --           --        --         --           --         --         --         --
    --           --        10/12/     10/12/       10/12/     10/13/     35/12/     10/12/
     .            .         .          .            .          .          .          .
    --           --        --         --           --         --         --         --
     .            .         .          .            .          .          .          .
    35           35        100        100          100        100        100        100
     .            .         .          .            .          .          .          .
    --           --        --         --           --         --         --         --
------------------------------------------------------------------------------------------

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete invest-ment program. There can be no assurance that a Fund will achieve its investment objective.




                                              CORE                  CORE       CORE
                                   Growth     Large      CORE      Large      Small
                                    and        Cap       U.S.       Cap        Cap
 .Applicable           Balanced     Income     Value     Equity     Growth     Equity
--Not applicable        Fund        Fund      Fund       Fund       Fund       Fund
------------------------------------------------------------------------------------
Credit/Default           .           .          .         .          .          .
Foreign                  .           .          .         .          .          .
Emerging Countries       .           .          .         .          .          .
Small Cap/REIT           --          --        --         --         --         .
Stock                    .           .          .         .          .          .
Derivatives              .           .          .         .          .          .
Interest Rate            .           .          .         .          .          .
Management               .           .          .         .          .          .
Market                   .           .          .         .          .          .
Liquidity                .           .          .         .          .          .
Other                    .           .          .         .          .          .
------------------------------------------------------------------------------------

                                                    PRINCIPAL RISKS OF THE FUNDS






                                                           Mid            Small           Large
 Capital      Strategic              Growth                Cap             Cap             Cap
 Growth        Growth             Opportunities           Value           Value           Value
  Fund          Fund                  Fund                Fund            Fund            Fund
-----------------------------------------------------------------------------------------------
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .              --
   --            --                    --                   .               .              --
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
-----------------------------------------------------------------------------------------------

All Funds:

 .Credit/Default Risk--The risk that an issuer of fixed-income securities held by a Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal.
 .Foreign Risks--The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
 .Emerging Countries Risk--The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capital-izations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and cus-tody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.
 .Stock Risk--The risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this Prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.
 .Derivatives Risk--The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instru-ments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
 .Interest Rate Risk--The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term secu-rities.
 .Management Risk--The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
 .Market Risk--The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

                                                    PRINCIPAL RISKS OF THE FUNDS

 .Liquidity Risk--The risk that a Fund will not be able to pay redemption pro-ceeds within the time period stated in this Prospectus because of unusual mar-ket conditions, an unusually high volume of redemption requests, or other rea-sons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the "Asset Allocation Portfolios") expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund's Net Asset Value ("NAV").
 .Other Risks--Each Fund is subject to other risks, such as the risk that its operations, or the value of its portfolio securities, will be disrupted by the "Year 2000 Problem."

Specific Funds:

 .Small Cap Stock and REIT Risk--The securities of small capitalization stocks and REITs involve greater risks than those associated with larger, more estab-lished companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

More information about the Funds' portfolio securities and investment tech-niques, and their associated risks, is provided in Appendix A. You should con-sider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

 HOW THE FUNDS HAVE PERFORMED

 The bar chart and table below provide an indication of the risks of invest-ing in a Fund by showing: (a) changes in the performance of a Fund's Class A Shares from year to year; and (b) how the average annual returns of a Fund's Class A, B and C Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and dis-tributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The average annual total return calculation reflects a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge ("CDSC") for Class B Shares (5% maximum declining to 0% after six years), and the assumed CDSC for Class C Shares (1% if redeemed within 12 months of purchase). The bar chart does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund's performance would have been reduced. The Large Cap Value Fund com-menced operations as of the date of this Prospectus. The CORE Large Cap Val-ue, Strategic Growth and Growth Opportunities Funds did not commence opera-tions until December 31, 1998, May 24, 1999 and May 24, 1999, respectively. Since these Funds have less than one calendar year's performance, no perfor-mance information is provided in this section.

Balanced Fund

                                                                FUND PERFORMANCE

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q2 '97  +9.92%

 Worst Quarter
 Q3 '98  -8.71%

                            [BAR GRAPH APPEARS HERE]
1995              28.09%
1996              17.68%
1997              19.63%
1998               3.59%
 AVERAGE ANNUAL TOTAL RETURN


  For the period ended December 31, 1998   1 Year  Since Inception
 -----------------------------------------------------------------
  Class A (Inception 10/12/94)
  Including Sales Charges                  (2.10)%     14.13%
  S&P 500 Index*                            28.57%     28.45%
  Lehman Brothers Aggregate Bond Index**     8.69%      9.52%
 -----------------------------------------------------------------
  Class B (Inception 5/1/96)
  Including CDSC                           (2.32)%     11.77%
  S&P 500 Index*                            28.57%     28.94%
  Lehman Brothers Aggregate Bond Index**     8.69%      9.18%
 -----------------------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC                             1.77%      3.18%
  S&P 500 Index*                            28.57%     24.80%
  Lehman Brothers Aggregate Bond Index**     8.69%      9.67%
 -----------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.
** The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Index figures do not reflect any fees or expenses.

Growth and Income Fund

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q2 '97  +15.18%

 Worst Quarter
 Q3 '98  -16.97%
                            [BAR GRAPH APPEARS HERE]
1994           5.91%
1995          33.49%
1996          25.98%
1997          27.89%
1998          -5.44%

 AVERAGE ANNUAL TOTAL RETURN


  For the period ended
  December 31, 1998             1 Year  5 Years Since Inception
 --------------------------------------------------------------
  Class A (Inception 2/5/93)
  Including Sales Charges      (10.65)% 15.27%       14.24%
  S&P 500 Index*                 28.57% 24.05%       21.42%
 --------------------------------------------------------------
  Class B (Inception 5/1/96)
  Including CDSC               (10.74)%    N/A       12.33%
  S&P 500 Index*                 28.57%    N/A       28.94%
 --------------------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC                (7.11)%    N/A      (4.64)%
  S&P 500 Index*                 28.57%    N/A       24.80%
 --------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

CORE U.S. Equity Fund

                                                                FUND PERFORMANCE

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q4 '98  +21.44%

 Worst Quarter
 Q3 '98  -14.69%
                            [BAR GRAPH APPEARS HERE]
1992             -0.04%
1993             12.76%
1994              1.30%
1995             35.24%
1996             21.31%
1997             31.80%
1998             21.25%

 AVERAGE ANNUAL TOTAL RETURN


  For the period ended
  December 31, 1998            1 Year 5 Years Since Inception
 ------------------------------------------------------------
  Class A (Inception 5/24/91)
  Including Sales Charges      14.58% 20.21%      16.07%
  S&P 500 Index*               28.57% 24.05%      19.72%
 ------------------------------------------------------------
  Class B (Inception 5/1/96)
  Including CDSC               15.44%    N/A      22.91%
  S&P 500 Index*               28.57%    N/A      28.94%
 ------------------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC               19.52%    N/A      18.16%
  S&P 500 Index*               28.57%    N/A      24.80%
 ------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

CORE Large Cap Growth Fund

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q4 '98  +25.47%

 Worst Quarter
 Q3 '98  -13.95%
                            [BAR GRAPH APPEARS HERE]
1998             30.39%

 AVERAGE ANNUAL TOTAL RETURN


  For the period ended
  December 31, 1998            1 Year Since Inception
 ----------------------------------------------------
  Class A (Inception 5/1/97)
  Including Sales Charges      23.26%     27.34%
  Russell 1000 Growth Index*   38.72%     36.81%
 ----------------------------------------------------
  Class B (Inception 5/1/97)
  Including CDSC               24.39%     28.74%
  Russell 1000 Growth Index*   38.72%     36.81%
 ----------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC               28.39%     22.80%
  Russell 1000 Growth Index*   38.72%     29.91%
 ----------------------------------------------------

 * The Russell 1000 Growth Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

CORE Small Cap Equity Fund
                                                                FUND PERFORMANCE

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q4 '98  +14.49%

 Worst Quarter
 Q3 '98  -24.34%
                            [BAR GRAPH APPEARS HERE]
1998           -5.96%

 AVERAGE ANNUAL TOTAL RETURN


  For the period ended
  December 31, 1998             1 Year  Since Inception
 ------------------------------------------------------
  Class A (Inception 8/15/97)
  Including Sales Charges      (11.17)%     (2.93)%
  Russell 2000 Index*           (2.55)%       2.84%
 ------------------------------------------------------
  Class B (Inception 8/15/97)
  Including CDSC               (11.29)%     (2.53)%
  Russell 2000 Index*           (2.55)%       2.84%
 ------------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC                (7.47)%       0.47%
  Russell 2000 Index*           (2.55)%       2.84%
 ------------------------------------------------------

 * The Russell 2000 Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

Capital Growth Fund

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q4 '98  +24.31%

 Worst Quarter
 Q3 '98  -11.44%
                            [BAR GRAPH APPEARS HERE]
1991              31.92%
1992              23.25%
1993              14.17%
1994              -1.10%
1995              25.75%
1996              21.32%
1997              35.31%
1998              33.87%

 AVERAGE ANNUAL TOTAL RETURN


  For the period ended
  December 31, 1998            1 Year 5 Years Since Inception
 ------------------------------------------------------------
  Class A (Inception 4/20/90)
  Including Sales Charges      26.53% 20.89%      18.99%
  S&P 500 Index*               28.57% 24.05%      19.14%
 ------------------------------------------------------------
  Class B (Inception 5/1/96)
  Including CDSC               27.79%    N/A      28.66%
  S&P 500 Index*               28.57%    N/A      28.94%
 ------------------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC               31.95%    N/A      28.67%
  S&P 500 Index*               28.57%    N/A      24.80%
 ------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

Mid Cap Value Fund

                                                                FUND PERFORMANCE

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q1 '98  +11.64%

 Worst Quarter
 Q3 '98  -20.87%

                            [BAR GRAPH APPEARS HERE]
1998            -5.86%
 AVERAGE ANNUAL TOTAL RETURN


  For the period ended
  December 31, 1998             1 Year  Since Inception
 ------------------------------------------------------
  Class A (Inception 8/15/97)
  Including Sales Charges      (11.04)%     (6.85)%
  Russell Midcap Index*          10.09%      12.52%
 ------------------------------------------------------
  Class B (Inception 8/15/97)
  Including CDSC               (11.18)%     (6.34)%
  Russell Midcap Index*          10.09%      12.52%
 ------------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC                (7.36)%     (3.43)%
  Russell Midcap Index*          10.09%      12.52%
 ------------------------------------------------------

 * The Russell Midcap Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

Small Cap Value Fund

 TOTAL RETURN                                            CALENDAR YEAR (CLASS A)
--------------------------------------------------------------------------------

 The total
 return for
 Class A Shares
 for the 9-month
 period ended
 September 30,
 1999 was   %.

 Best Quarter
 Q2 '96  +15.57%

 Worst Quarter
 Q3 '98  -32.23%
                            [BAR GRAPH APPEARS HERE]
1993               31.16%
1994              -14.82%
1995                8.62%
1996               21.77%
1997               30.18%
1998              -16.87%

 AVERAGE ANNUAL TOTAL RETURN


  For the period ended
  December 31, 1998              1 Year  5 Years Since Inception
 ---------------------------------------------------------------
  Class A (Inception 10/22/92)
  Including Sales Charges       (21.44)%  2.89%        9.32%
  Russell 2000 Index*            (2.55)% 11.89%       14.91%
 ---------------------------------------------------------------
  Class B (Inception 5/1/96)
  Including CDSC                (21.64)%    N/A        2.67%
  Russell 2000 Index*            (2.55)%    N/A        8.86%
 ---------------------------------------------------------------
  Class C (Inception 8/15/97)
  Including CDSC                (18.26)%    N/A      (8.46)%
  Russell 2000 Index*            (2.55)%    N/A        2.84%
 ---------------------------------------------------------------

 * The Russell 2000 Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                      [This page intentionally left blank]

Fund Fees and Expenses (Class A, B and C Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of a Fund.


                                                        Balanced Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.65%   0.65%   0.65%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.38%   0.38%   0.38%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.28%   2.03%   2.03%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be termi-nated at any time at the option of the Investment
    Adviser. If this occurs, "Other Expenses" and "Total
    Fund Operating Expenses" may increase without share-holder approval.

                                                             Balanced Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.65%   0.65%   0.65%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.20%   0.20%   0.20%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.10%   1.85%   1.85%
 ------------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES



                                                   Growth and Income Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.70%   0.70%   0.70%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.24%   0.24%   0.24%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.19%   1.94%   1.94%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                        Growth and Income Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.70%   0.70%   0.70%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.24%   0.24%   0.24%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.19%   1.94%   1.94%
 ------------------------------------------------------------------------------

Fund Fees and Expenses continued



                                                    CORE Large Cap Value
                                                            Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.60%   0.60%   0.60%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.52%   0.52%   0.52%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.37%   2.12%   2.12%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         CORE Large Cap Value
                                                                 Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.60%   0.60%   0.60%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.19%   0.19%   0.19%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.04%   1.79%   1.79%
 ------------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES




                                                    CORE U.S. Equity Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.75%   0.75%   0.75%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.25%   0.25%   0.25%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.25%   2.00%   2.00%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current waivers and expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         CORE U.S. Equity Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.70%   0.70%   0.70%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.19%   0.19%   0.19%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current waivers
   and expense limitations)                              1.14%   1.89%   1.89%
 ------------------------------------------------------------------------------

Fund Fees and Expenses continued

                                                    CORE Large Cap Growth
                                                            Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.75%   0.75%   0.75%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.36%   0.36%   0.36%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.36%   2.11%   2.11%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current waivers and expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         CORE Large Cap Growth
                                                                 Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.60%   0.60%   0.60%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.19%   0.19%   0.19%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current waivers
   and expense limitations)                              1.04%   1.79%   1.79%
 ------------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES

                                                    CORE Small Cap Equity
                                                            Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.85%   0.85%   0.85%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.65%   0.65%   0.65%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.75%   2.50%   2.50%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         CORE Small Cap Equity
                                                                 Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.85%   0.85%   0.85%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.23%   0.23%   0.23%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.33%   2.08%   2.08%
 ------------------------------------------------------------------------------

Fund Fees and Expenses continued



                                                     Capital Growth Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    1.00%   1.00%   1.00%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.24%   0.24%   0.24%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.49%   2.24%   2.24%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                          Capital Growth Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       1.00%   1.00%   1.00%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.19%   0.19%   0.19%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.44%   2.19%   2.19%
 ------------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES




                                                    Strategic Growth Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    1.00%   1.00%   1.00%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.45%   0.45%   0.45%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.70%   2.45%   2.45%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         Strategic Growth Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       1.00%   1.00%   1.00%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.19%   0.19%   0.19%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.44%   2.19%   2.19%
 ------------------------------------------------------------------------------

Fund Fees and Expenses continued



                                                    Growth Opportunities
                                                            Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    1.00%   1.00%   1.00%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.45%   0.45%   0.45%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.70%   2.45%   2.45%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         Growth Opportunities
                                                                 Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       1.00%   1.00%   1.00%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.19%   0.19%   0.19%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.44%   2.19%   2.19%
 ------------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES


                                                     Mid Cap Value Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.75%   0.75%   0.75%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.31%   0.31%   0.31%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.31%   2.06%   2.06%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                          Mid Cap Value Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.75%   0.75%   0.75%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.29%   0.29%   0.29%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.29%   2.04%   2.04%
 ------------------------------------------------------------------------------

Fund Fees and Expenses continued



                                                    Small Cap Value Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    1.00%   1.00%   1.00%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     0.32%   0.32%   0.32%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      1.57%   2.32%   2.32%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         Small Cap Value Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       1.00%   1.00%   1.00%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.25%   0.25%   0.25%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current expense
   limitations)                                          1.50%   2.25%   2.25%
 ------------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES




                                                    Large Cap Value Fund
                                                   -----------------------
                                                   Class A Class B Class C
--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases     5.5%1   None    None
Maximum Deferred Sales Charge (Load)2                None1   5.0%3   1.0%4
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends                                           None    None    None
Redemption Fees5                                     None    None    None
Exchange Fees5                                       None    None    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):6
Management Fees7                                    0.75%   0.75%   0.75%
Distribution and Service Fees                       0.25%   1.00%   1.00%
Other Expenses8                                     1.16%   1.16%   1.16%
--------------------------------------------------------------------------
Total Fund Operating Expenses*                      2.16%   2.91%   2.91%
--------------------------------------------------------------------------

See page 48 for all other footnotes.

  * As a result of the current waivers and expense limitations, "Other Expenses" and "Total Fund Operating Expenses" of the Fund which are actually incurred are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                         Large Cap Value Fund
                                                        -----------------------
                                                        Class A Class B Class C
 ------------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets):6
  Management Fees7                                       0.75%   0.75%   0.75%
  Distribution and Service Fees                          0.25%   1.00%   1.00%
  Other Expenses8                                        0.25%   0.25%   0.25%
 ------------------------------------------------------------------------------
  Total Fund Operating Expenses (after current waivers
   and expense limitations)                              1.25%   2.00%   2.00%
 ------------------------------------------------------------------------------

Fund Fees and Expenses continued

 /1/The maximum sales charge is a percentage of the offering price. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.

 /2/The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
 /3/A CDSC is imposed upon Class B Shares redeemed within six years of pur-chase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.
 /4/A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
 /5/A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or shares of the Goldman Sachs Institu-tional Liquid Assets Portfolios (the "ILA Portfolios") and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each 12-month period. A fee of $12.50 may be charged for each subsequent exchange during such period.

 /6/The Funds' annual operating expenses have been restated to reflect current fees, except for the CORE Large Cap Value, Strategic Growth, Growth Opportu-nities and Large Cap Value Funds whose expenses are estimated for the current fiscal year.
 /7/The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity Fund and the CORE Large Cap Growth Fund equal to 0.05% and 0.15%, respectively, of such Funds' average daily net assets. As a result of fee waivers, the current management fees of the CORE U.S. Equity Fund and CORE Large Cap Growth Fund are 0.70% and 0.60%, respec-tively, of such Fund's average daily net assets. The waivers may be termi-nated at any time at the option of the Investment Adviser.

 /8/"Other Expenses" include transfer agency fees equal to 0.19% of the aver-age daily net assets of each Fund's Class A, B and C Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntar-ily agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund's average daily net assets:

                      Other
  Fund              Expenses
 ---------------------------
  Balanced            0.01%
  Growth and
    Income            0.05%
  CORE Large Cap
    Value             0.00%
  CORE U.S. Equity    0.00%
  CORE Large Cap
    Growth            0.00%
  CORE Small Cap
    Equity            0.04%
  Capital Growth      0.00%
  Strategic Growth    0.00%
  Growth
    Opportunities     0.00%
  Mid Cap Value       0.10%
  Small Cap Value     0.06%
  Large Cap Value     0.06%

                                                          FUND FEES AND EXPENSES

Example
The following Example is intended to help you compare the cost of investing in a Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, B or C Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                      1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------
Balanced
Class A Shares             $673   $934   $1,214   $2,010
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $706   $937   $1,293   $2,166
 - Assuming no redemption  $206   $637   $1,093   $2,166
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $306   $637   $1,093   $2,358
 - Assuming no redemption  $206   $637   $1,093   $2,358
---------------------------------------------------------
Growth and Income
Class A Shares             $665   $907   $1,168   $1,914
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $697   $909   $1,247   $2,070
 - Assuming no redemption  $197   $609   $1,047   $2,070
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $297   $609   $1,047   $2,264
 - Assuming no redemption  $197   $609   $1,047   $2,264
---------------------------------------------------------
CORE Large Cap Value
Class A Shares             $682   $960      N/A      N/A
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $715   $964      N/A      N/A
 - Assuming no redemption  $215   $664      N/A      N/A
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $315   $664      N/A      N/A
 - Assuming no redemption  $215   $664      N/A      N/A
---------------------------------------------------------

Fund Fees and Expenses continued


Fund                      1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------
CORE U.S. Equity
Class A Shares             $670  $  925  $1,199   $1,978
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $703  $  927  $1,278   $2,134
 - Assuming no redemption  $203  $  627  $1,078   $2,134
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $303  $  627  $1,078   $2,327
 - Assuming no redemption  $203  $  627  $1,078   $2,327
---------------------------------------------------------
CORE Large Cap Growth
Class A Shares             $681  $  957  $1,254   $2,095
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $714  $  961  $1,334   $2,250
 - Assuming no redemption  $214  $  661  $1,134   $2,250
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $314  $  661  $1,134   $2,441
 - Assuming no redemption  $214  $  661  $1,134   $2,441
---------------------------------------------------------
CORE Small Cap Equity
Class A Shares             $718  $1,071  $1,447   $2,499
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $755  $1,079  $1,531   $2,652
 - Assuming no redemption  $253  $  779  $1,331   $2,652
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $353  $  779  $1,331   $2,836
 - Assuming no redemption  $253  $  779  $1,331   $2,836
---------------------------------------------------------
Capital Growth
Class A Shares             $693  $  995  $1,318   $2,232
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $727  $1,000  $1,400   $2,386
 - Assuming no redemption  $227  $  700  $1,200   $2,386
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $327  $  700  $1,200   $2,575
 - Assuming no redemption  $227  $  700  $1,200   $2,575
---------------------------------------------------------
Strategic Growth
Class A Shares             $713  $1,056     N/A      N/A
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $748  $1,064     N/A      N/A
 - Assuming no redemption  $248  $  764     N/A      N/A
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $348  $  764     N/A      N/A
 - Assuming no redemption  $248  $  764     N/A      N/A
---------------------------------------------------------

                                                          FUND FEES AND EXPENSES



Fund                      1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------
Growth Opportunities
Class A Shares             $713  $1,056  N/A      N/A
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $748  $1,064  N/A      N/A
 - Assuming no redemption  $248  $  764  N/A      N/A
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $348  $  764  N/A      N/A
 - Assuming no redemption  $248  $  764  N/A      N/A
---------------------------------------------------------
Mid Cap Value
Class A Shares             $676  $  942  $1,229   $2,042
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $709  $  946  $1,308   $2,197
 - Assuming no redemption  $209  $  646  $1,108   $2,197
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $309  $  646  $1,108   $2,390
 - Assuming no redemption  $209  $  646  $1,108   $2,390
---------------------------------------------------------
Small Cap Value
Class A Shares             $701  $1,018  $1,358   $2,315
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $735  $1,024  $1,440   $2,468
 - Assuming no redemption  $235  $  724  $1,240   $2,468
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $335  $  724  $1,240   $2,656
 - Assuming no redemption  $235  $  724  $1,240   $2,656
---------------------------------------------------------
Large Cap Value
Class A Shares             $757  $1,189     N/A      N/A
Class B Shares
 - Assuming complete
  redemption at end of
  period                   $794  $1,201     N/A      N/A
 - Assuming no redemption  $294  $  901     N/A      N/A
Class C Shares
 - Assuming complete
  redemption at end of
  period                   $394  $  901     N/A      N/A
 - Assuming no redemption  $294  $  901     N/A      N/A
---------------------------------------------------------

Fund Fees and Expenses continued

 The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

 Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "What I Should Know When I Purchase Shares Through An Authorized Dealer?"

Service Providers

 INVESTMENT ADVISERS



  Investment Adviser                             Fund
 ---------------------------------------------------------------------
  Goldman Sachs Asset Management ("GSAM")        Balanced
  32 Old Slip                                    Growth and Income
  New York, New York 10005                       CORE Large Cap Value
                                                 CORE Large Cap Growth
                                                 CORE Small Cap Equity
                                                 Strategic Growth
                                                 Growth Opportunities
                                                 Mid Cap Value
                                                 Small Cap Value
                                                 Large Cap Value
 ---------------------------------------------------------------------
  Goldman Sachs Funds Management, L.P. ("GSFM")  CORE U.S. Equity
  One New York Plaza                             Capital Growth
  New York, New York 10004
 ---------------------------------------------------------------------

 GSAM is a separate operating division of Goldman Sachs, which registered as an investment adviser in 1981. GSFM, a registered investment adviser since 1990, is a Delaware limited partnership which is an affiliate of Goldman Sachs. The Goldman Sachs Group, L.P., which controls the Investment Advis-ers, merged into the Goldman Sachs Group, Inc. as a result of an initial public offering. As of September 30, 1999, GSAM and GSFM, together with their affiliates, acted as investment adviser or distributor for assets in
 excess of $   billion.

 The Investment Adviser provides day-to-day advice regarding the Funds' port-folio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds' portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

 The Investment Adviser also performs the following additional services for the Funds:
 . Supervises all non-advisory operations of the Funds
 . Provides personnel to perform necessary executive, administrative and clerical services to the Funds
 . Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the "SEC") and other regulatory authorities
 . Maintains the records of each Fund
 . Provides office space and all necessary office equipment and services

 MANAGEMENT FEES


 As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below:

                                              Actual Rate
                                          For the Fiscal Year
                                           or Period  Ended
                         Contractual Rate  August  31, 1999
 ------------------------------------------------------------
  GSAM:
 ------------------------------------------------------------
  Balanced                     0.65%             0.65%
 ------------------------------------------------------------
  Growth and Income            0.70%             0.70%
 ------------------------------------------------------------
  CORE Large Cap Value         0.60%             0.60%
 ------------------------------------------------------------
  CORE Large Cap Growth        0.75%             0.60%
 ------------------------------------------------------------
  CORE Small Cap Equity        0.85%             0.85%
 ------------------------------------------------------------
  Strategic Growth             1.00%             1.00%
 ------------------------------------------------------------
  Growth Opportunities         1.00%             1.00%
 ------------------------------------------------------------
  Mid Cap Value                0.75%             0.75%
 ------------------------------------------------------------
  Small Cap Value              1.00%             1.00%
 ------------------------------------------------------------
  Large Cap Value              0.75%              N/A
 ------------------------------------------------------------
  GSFM:
 ------------------------------------------------------------
  CORE U.S. Equity             0.75%             0.70%
 ------------------------------------------------------------
  Capital Growth               1.00%             1.00%
 ------------------------------------------------------------

 The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

                                                               SERVICE PROVIDERS


 FUND MANAGERS

 M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand is also Pres-ident of Commodities Corporation LLC since 1981, of which Goldman Sachs is the parent company. Over the course of his 18-year career at Commodities Corporation, Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

 Value Team
 .Thirteen portfolio managers/analysts compose the Investment Adviser's value investment team
 .Multi-sector focus provides a balanced perspective
 .Across all value products, the Investment Adviser leverages the industry research expertise of its small, mid and large cap investment teams

--------------------------------------------------------------------------------
Value Team

                                   Years
                  Fund             Primarily
 Name and Title   Responsibility   Responsible Five Year Employment History
-------------------------------------------------------------------------------
 Eileen A.        Portfolio           Since    Ms. Aptman joined the Investment
 Aptman           Manager--           1996     Adviser as a research analyst in
 Vice President   Mid Cap Value       1997     1993. She became a portfolio
                  Small Cap Value              manager in 1996.
-------------------------------------------------------------------------------
 Paul D. Farrell  Senior Portfolio    Since    Mr. Farrell joined the
 Managing         Manager-- Small     1992     Investment Adviser as a
 Director         Cap Value           1998     portfolio manager in 1991. In
                  Mid Cap Value       1999     1998, he became responsible for
                  Growth and          1999     managing the Investment
                  Income                       Adviser's Value team.
                  Balanced
                  (Equity)
-------------------------------------------------------------------------------
 Matthew B.       Portfolio           Since    Mr. McLennan joined the
 McLennan         Manager--           1996     Investment Adviser as a research
 Vice President   Small Cap Value     1998     analyst in 1995 and became a
                  Mid Cap Value                portfolio manager in 1996. From
                                               1994 to 1995, he worked in the
                                               Investment Banking Division of
                                               Goldman Sachs in Australia. From
                                               1991 to 1994, Mr. McLennan
                                               worked at Queensland Investment
                                               Corporation in Australia.
-------------------------------------------------------------------------------
 Eileen Rominger  Senior Portfolio    Since    Ms. Rominger joined the
 Managing         Manager-- Growth             Investment Adviser as a senior
 Director         and Income          1999     portfolio manager in 1999. From
                  Mid Cap Value       1999     1981 to 1999, she worked at
                  Small Cap Value     1999     Oppenheimer Capital most
                  Large Cap Value     1999     recently as a senior portfolio
                  Balanced (Equity)   1999     manager.
-------------------------------------------------------------------------------

                                   Years
                  Fund             Primarily
 Name and Title   Responsibility   Responsible Five Year Employment History
---------------------------------------------------------------------------
 Karma Wilson     Portfolio           Since    Ms. Wilson joined the
 Vice President   Manager--           1998     Investment Adviser as a
                  Balanced            1998     portfolio manager in 1994.
                  (Equity)            1998     Prior to 1994, she was an
                  Growth and          1999     investment analyst with
                  Income                       Bankers Trust Australia Ltd.
                  Mid Cap Value
                  Large Cap Value
---------------------------------------------------------------------------

 Quantitative Equity Team
 .A stable and growing team supported by an extensive internal staff .Access to the research ideas of Goldman Sachs' renowned Global Investment
  Research Department
 .More than $22 billion in equities currently under management

--------------------------------------------------------------------------------
Quantitative Equity Team

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 Melissa Brown         Senior Portfolio Manager--    Since      Ms. Brown joined the
 Vice President        CORE Large Cap Value          1998       Investment Adviser as a
                       CORE U.S. Equity              1998       portfolio manager in
                       CORE Large Cap Growth         1998       1998. From
                       CORE Small Cap Equity         1998       1984 to 1998, she was
                                                                the
                                                                director of Quantitative
                                                                Equity Research and
                                                                served on the Investment
                                                                Policy Committee at
                                                                Prudential Securities.
------------------------------------------------------------------------------------------
 Kent A. Clark         Senior Portfolio Manager--    Since      Mr. Clark joined the
 Managing              CORE U.S. Equity              1996       Investment Adviser as a
 Director              CORE Large Cap Growth         1997       portfolio manager in the
                       CORE Small Cap Equity         1997       quantitative equity
                       CORE Large Cap Value          1998       management team in 1992.
------------------------------------------------------------------------------------------
 Robert C. Jones       Senior Portfolio Manager--    Since      Mr. Jones joined the
 Managing              CORE U.S. Equity              1991       Investment Adviser as a
 Director              CORE Large Cap Growth         1997       portfolio manager in
                       CORE Small Cap Equity         1997       1989.
                       CORE Large Cap Value          1998
------------------------------------------------------------------------------------------
 Victor H.             Senior Portfolio Manager--    Since      Mr. Pinter joined the
 Pinter                CORE U.S. Equity              1996       Investment Adviser as a
 Vice President        CORE Large Cap Growth         1997       research analyst in
                       CORE Small Cap Equity         1997       1990. He became a
                       CORE Large Cap Value          1998       portfolio manager in
                                                                1992.
------------------------------------------------------------------------------------------

 Growth Equity Investment Team
 .18 year consistent investment style applied through diverse and complete market cycles

 .More than $12 billion in equities currently under management

                                                               SERVICE PROVIDERS

 .More than 250 client account relationships

 .A portfolio management and analytical team with more than 150 years com-bined investment experience

--------------------------------------------------------------------------------
Growth Equity Investment Team

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 George D. Adler       Senior Portfolio Manager--    Since      Mr. Adler joined the
 Vice President        Balanced (Equity)             1997       Investment Adviser as a
                       Capital Growth                1997       portfolio manager in
                       Strategic Growth              1999       1997. From 1990 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty
                                                                Investment Management,
                                                                Inc. ("Liberty").
------------------------------------------------------------------------------------------
 Robert G.             Senior Portfolio Manager--    Since      Mr. Collins joined the
 Collins               Capital Growth                1997       Investment Adviser as
 Vice President        Balanced (Equity)             1998       portfolio manager and
                       Strategic Growth              1999       Co-Chair of the Growth
                       Growth Opportunities          1999       Equity Investment
                                                                Committee in 1997. From
                                                                1991 to 1997, he was a
                                                                portfolio manager at
                                                                Liberty. His past
                                                                experience includes work
                                                                as a special situations
                                                                analyst with
                                                                Raymond James &
                                                                Associates for
                                                                five years.
------------------------------------------------------------------------------------------
 Herbert E.            Senior Portfolio Manager--    Since      Mr. Ehlers joined the
 Ehlers                Capital Growth                1997       Investment Adviser as a
 Managing              Balanced (Equity)             1998       senior portfolio manager
 Director              Strategic Growth              1999       and Chief Investment
                       Growth Opportunities          1999       Officer of the Growth
                                                                Equity team in 1997.
                                                                From 1994 to 1997, he
                                                                was the Chief Investment
                                                                Officer and Chairman of
                                                                Liberty. He was a
                                                                portfolio manager and
                                                                President at Liberty's
                                                                predecessor firm, Eagle
                                                                Asset Management
                                                                ("Eagle"), from 1984 to
                                                                1994.
------------------------------------------------------------------------------------------
 Gregory H.            Senior Portfolio Manager--    Since      Mr. Ekizian joined the
 Ekizian               Capital Growth                1997       Investment Adviser as
 Vice President        Balanced (Equity)             1998       portfolio manager and
                       Strategic Growth              1999       Co-Chair of the Growth
                       Growth Opportunities          1999       Equity Investment
                                                                Committee in 1997. From
                                                                1990 to 1997, he was a
                                                                portfolio manager at
                                                                Liberty and its
                                                                predecessor firm, Eagle.
------------------------------------------------------------------------------------------
 David G. Shell        Senior Portfolio Manager--    Since      Mr. Shell joined the
 Vice President        Capital Growth                1997       Investment Adviser as a
                       Balanced (Equity)             1998       portfolio manager in
                       Strategic Growth              1999       1997. From 1987 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty and
                                                                its predecessor firm,
                                                                Eagle.
------------------------------------------------------------------------------------------

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 Ernest C.             Senior Portfolio Manager--    Since      Mr. Segundo joined the
 Segundo, Jr.          Capital Growth                1997       Investment Adviser as a
 Vice President        Balanced (Equity)             1998       portfolio manager in
                       Strategic Growth              1999       1997. From 1992 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty.
------------------------------------------------------------------------------------------
 Steve Barry         Senior Portfolio Manager--      Since      Mr. Barry joined the
 Vice President      Growth Opportunities            1999       Investment Adviser as a
                                                                portfolio manager in
                                                                1999. From 1988 to 1999,
                                                                he was a portfolio
                                                                manager at Alliance
                                                                Capital Management.
------------------------------------------------------------------------------------------

 Fixed-Income Portfolio Management Team
 .Fixed-income portfolio management is comprised of a deep team of sector specialists
 .The team strives to maximize risk-adjusted returns by de-emphasizing inter-est rate anticipation and focusing on security selection and sector alloca-tion
 .The team manages approximately $40 billion in fixed-income assets for retail, institutional and high net worth clients

--------------------------------------------------------------------------------
Fixed-Income Portfolio Management Team

                                      Years
                                      Primarily
 Name and Title   Fund Responsibility Responsible Five Year Employment History
--------------------------------------------------------------------------------
 Jonathan A.      Senior Portfolio       Since    Mr. Beinner joined the
 Beinner          Manager --             1994     Investment Adviser as a
 Managing         Balanced (Fixed-                portfolio manager in 1990.
 Director and     Income)
 Co-Head U.S.
 Fixed Income
--------------------------------------------------------------------------------
 C. Richard Lucy  Senior Portfolio       Since    Mr. Lucy joined the Investment
 Managing         Manager --             1994     Adviser as a portfolio manager
 Director and     Balanced (Fixed-                in 1992.
 Co-Head U.S.     Income)
 Fixed Income
--------------------------------------------------------------------------------

                                                          SERVICE PROVIDERS


 DISTRIBUTOR AND TRANSFER AGENT


 Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds' transfer agent (the "Transfer Agent") and, as such, performs various shareholder servicing functions.

 From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

 ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS


 The involvement of the Investment Adviser, Goldman Sachs and their affili-ates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affili-ates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. A Fund's activities may be limited because of regula-tory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

 YEAR 2000


 Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this prob-lem in a timely manner.

 In order to address the Year 2000 Problem, the Investment Adviser has taken the following measures:
 .The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem.
 .The Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation.

 Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Funds at current levels.

 In addition, the Investment Adviser has undertaken measures to appropriately take into account available information concerning the Year 2000 prepared-ness of the issuers of securities held by the Funds. The Investment Adviser may obtain such Year 2000 information from various sources which the Invest-ment Adviser believes to be reliable, including the issuers' public regula-tory filings. However, the Investment Adviser is not in a position to verify the accuracy or completeness of such information.

 At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be suffi-cient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

Dividends

Each Fund pays dividends from its net investment income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:
 .Cash
 .Additional shares of the same class of the same Fund
 .Shares of the same or an equivalent class of another Goldman Sachs Fund. Spe-cial restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment income and distributions from net capital gains are declared and paid as follows:

                         Investment     Capital Gains
Fund                   Income Dividends Distributions
-----------------------------------------------------
Balanced                  Quarterly       Annually
-----------------------------------------------------
Growth and Income         Quarterly       Annually
-----------------------------------------------------
CORE Large Cap Value      Quarterly       Annually
-----------------------------------------------------
CORE U.S. Equity           Annually       Annually
-----------------------------------------------------
CORE Large Cap Growth      Annually       Annually
-----------------------------------------------------
CORE Small Cap Equity      Annually       Annually
-----------------------------------------------------
Capital Growth             Annually       Annually
-----------------------------------------------------
Strategic Growth           Annually       Annually
-----------------------------------------------------
Growth Opportunities       Annually       Annually
-----------------------------------------------------
Mid Cap Value              Annually       Annually
-----------------------------------------------------
Small Cap Value            Annually       Annually
-----------------------------------------------------
Large Cap Value            Annually       Annually
-----------------------------------------------------

                                                                  DIVIDENDS


From time to time a portion of a Fund's dividends may constitute a return of capital.

At the time of an investor's purchase of shares of a Fund, a portion of the NAV per share may be represented by undistributed income or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distri-butions on such shares from such income or realized appreciation may be taxable to the investor even if the NAV of the shares is, as a result of the distribu-tions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

 The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds' shares.

 HOW TO BUY SHARES


 How Can I Purchase Class A, Class B And Class C Shares Of The Funds? You may purchase shares of the Funds through:
 . Goldman Sachs:
 . Authorized Dealers; or
 . Directly from Goldman Sachs Trust (the "Trust").

 In order to make an initial investment in a Fund, you must furnish to the Fund, Goldman Sachs or your Authorized Dealer the information in the Account Application attached to this Prospectus.

 To Open an Account:
 . Complete the enclosed Account Application
 . Mail your payment and Account Application to:
  Your Authorized Dealer
  - Purchases by check or Federal Reserve draft should be made payable to your Authorized Dealer
  - Your Authorized Dealer is responsible for forwarding payment promptly (within three business days) to the Fund

  or

  Goldman Sachs Funds c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 219711, Kansas City, MO 64121-9711
  - Purchases by check or Federal Reserve draft should be made payable to Goldman Sachs Funds - (Name of Fund and Class of Shares)
  - NFDS will not accept a check drawn on a foreign bank, a third-party check, cash, money orders, travelers checques or credit card checks
  - Federal funds wire, Automated Clearing House Network ("ACH") transfer or bank wires should be sent to State Street Bank and Trust Company ("State Street") (each Fund's custodian). Please call the Funds at 1-800-526-7384 to get detailed instructions on how to wire your money.

 What Is My Minimum Investment In The Funds?

                                                             Initial Additional
 ------------------------------------------------------------------------------
  Regular Accounts                                           $1,000     $50
 ------------------------------------------------------------------------------
  Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and
   Education IRAs)                                             $250     $50
 ------------------------------------------------------------------------------
  Uniform Gift to Minors Act Accounts/Uniform Transfer to
   Minors Act Accounts                                         $250     $50
 ------------------------------------------------------------------------------
  403(b) Plan Accounts                                         $200     $50
 ------------------------------------------------------------------------------
  SIMPLE IRAs and Education IRAs                                $50     $50
 ------------------------------------------------------------------------------
  Automatic Investment Plan Accounts                            $50     $50
 ------------------------------------------------------------------------------

 What Alternative Sales Arrangements Are Available?
 The Funds offer three classes of shares through this Prospectus.


 ------------------------------------------------------------------------
  Maximum Amount You Can Buy In The  Class A No limit
   Aggregate Across Funds
                         ------------------------------------------------
                                     Class B $250,000
                         ------------------------------------------------
                                     Class C $1,000,000
 ------------------------------------------------------------------------
  Initial Sales Charge               Class A Applies to purchases of less
                                             than $1 million--varies by
                                             size of investment with a
                                             maximum of 5.5%
                         ------------------------------------------------
                                     Class B None
                         ------------------------------------------------
                                     Class C None
 ------------------------------------------------------------------------
  CDSC                               Class A 1.00% on certain investments
                                             of $1 million or more if you
                                             sell within 18 months
                         ------------------------------------------------
                                     Class B 6 year declining CDSC with a
                                             maximum of 5%
                         ------------------------------------------------
                                     Class C 1% if shares are redeemed
                                             within 12 months of purchase
 ------------------------------------------------------------------------
  Conversion Feature                 Class A None
                         ------------------------------------------------
                                     Class B Class B Shares convert to
                                             Class A Shares after 8 years
                         ------------------------------------------------
                                     Class C None
 ------------------------------------------------------------------------

 What Else Should I Know About Share Purchases?
 The Trust reserves the right to:
 . Refuse to open an account if you fail to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
 . Reject or restrict any purchase or exchange order by a particular pur-chaser (or group of related purchasers). This may occur, for example, when a pattern of

                                                               SHAREHOLDER GUIDE

  frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.
 . Modify or waive the minimum investment amounts.
 . Modify the manner in which shares are offered.
 . Modify the sales charge rates applicable to future purchases of shares.

 The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund's investment policies and operations and if approved by the Fund's Investment Adviser.

 How Are Shares Priced?
 The price you pay or receive when you buy, sell or exchange shares is deter-mined by a Fund's NAV and share class. Each class calculates its NAV as fol-lows:

                 (Value of Assets of the Class)
                  - (Liabilities of the Class)
     NAV = _______________________________
                 Number of Outstanding Shares of the Class

 The Funds' investments are valued based on market quotations or if accurate quotations are not readily available, the fair value of the Fund's invest-ments may be determined in good faith under procedures established by the Trustees.

 . NAV per share of each share class is calculated by the Fund's custodian on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.
 . When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form, plus any applicable sales charge.
 . When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form, less any applicable CDSC.

 Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

 Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

 In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund's next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund opera-tions and other relevant factors.

 COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS A SHARES

 What Is The Offering Price Of Class A Shares?
 The offering price of Class A Shares of each Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares. The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current sales charges and commissions paid to Authorized Dealers are as fol-lows:


                                                     Sales Charge  Maximum Dealer
                                     Sales Charge as as Percentage  Allowance as
         Amount of Purchase           Percentage of  of Net Amount  Percentage of
  (including sales charge, if any)   Offering Price    Invested    Offering Price*
 ---------------------------------------------------------------------------------
  Less than $50,000                       5.50%          5.82%          5.00%
  $50,000 up to (but less than)
   $100,000                               4.75           4.99           4.00
  $100,000 up to (but less than)
   $250,000                               3.75           3.90           3.00
  $250,000 up to (but less than)
   $500,000                               2.75           2.83           2.25
  $500,000 up to (but less than)
   $1 million                             2.00           2.04           1.75
  $1 million or more                      0.00**         0.00**          ***
 ---------------------------------------------------------------------------------

   * Dealer's allowance may be changed periodically. During special promo-tions, the entire sales charge may be allowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is allowed may be deemed to be "underwriters" under the Securities Act of 1933.
  ** No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.
 *** The Distributor pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by certain pension and profit sharing plans, pension funds and other company-sponsored benefit plans investing in the Funds which sat-isfy the criteria set forth below in "When Are Class A Shares Not Sub-ject To A Sales Load?" or $1 million or more by certain "wrap" accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC of 1% may be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers will remit to the Distributor such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

                                                               SHAREHOLDER GUIDE


 What Else Do I Need To Know About Class A Shares' CDSC?
 Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, exclud-ing any period of time in which the shares were exchanged into and remained invested in an equivalent class of an ILA Portfolio, a CDSC of 1% may be imposed. The CDSC may not be imposed if your Authorized Dealer enters into an agreement with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemp-tions in certain circumstances. See "In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?" below.

 When Are Class A Shares Not Subject To A Sales Load?
 Class A Shares of the Funds may be sold at NAV without payment of any sales charge to the following individuals and entities:
 . Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;
 . Qualified retirement plans of Goldman Sachs;
 . Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
 . Any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents;
 . Banks, trust companies or other types of depository institutions investing for their own account or investing for discretionary or non-discretionary accounts;
 . Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund;
 . Pension and profit sharing plans, pension funds and other company-spon-
   sored benefit plans that:
  . Buy shares of Goldman Sachs Funds worth $500,000 or more; or . Have 100 or more eligible employees at the time of purchase; or . Certify that they expect to have annual plan purchases of shares of
    Goldman Sachs Funds of $200,000 or more; or . Are provided administrative services by certain third-party administra-
    tors that have entered into a special service arrangement with Goldman Sachs relating to such plans; or
  . Have at the time of purchase aggregate assets of at least $2,000,000;

 . "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
 . Registered investment advisers investing for accounts for which they receive asset-based fees;
 . Accounts over which GSAM or its advisory affiliates have investment dis-
   cretion; or
 . Shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA.

 You must certify eligibility for any of the above exemptions on your Account Application and notify the Fund if you no longer are eligible for the exemp-tion. The Fund will grant you an exemption subject to confirmation of your entitlement. You may be charged a fee if you effect your transactions through a broker or agent.

 How Can The Sales Charge On Class A Shares Be Reduced?
 . Right of Accumulation: When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Funds' Transfer Agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records. The Additional Statement has more information about the Right of Accumulation.
 . Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commit-ment to invest in the aggregate $50,000 or more (not counting reinvest-ments of dividends and distributions) within a period of 13 months in Class A Shares of one or more Goldman Sachs Fund. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By signing the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge. The Additional Statement has more information about the Statement of Intention, which you should read carefully.

                                                               SHAREHOLDER GUIDE


 COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS B SHARES


 What Is The Offering Price Of Class B Shares?
 You may purchase Class B Shares of the Funds at the next determined NAV without an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below based on how long you held your shares.

 The CDSC schedule is as follows:

                             CDSC as a
                           Percentage of
                           Dollar Amount
  Year Since Purchase     Subject to CDSC
 ----------------------------------------
  First                         5%
  Second                        4%
  Third                         3%
  Fourth                        3%
  Fifth                         2%
  Sixth                         1%
  Seventh and thereafter       None
 ----------------------------------------

 Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4% of the amount invested is paid to Authorized Deal-ers.

 What Should I Know About The Automatic Conversion Of Class B Shares?
 Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date.

 If you acquire Class B Shares of a Fund by exchange from Class B Shares of another Goldman Sachs Fund, your Class B Shares will convert into Class A Shares of such Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

 If you acquire Class B Shares through reinvestment of distributions, your Class B Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution was paid.

 The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

 A COMMON QUESTION ABOUT THE PURCHASE OF CLASS C SHARES


 What Is The Offering Price Of Class C Shares?
 You may purchase Class C Shares of the Funds at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1% will be deducted from the redemption proceeds; provided that in connection with purchases by pension and profit sharing plans, pension funds and other company-sponsored benefit plans, where all of the Class C Shares are redeemed within 12 months of pur-chase, a CDSC of 1% may be imposed upon the plan sponsor or third party administrator.

 Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1% of the amount invested is paid by the Distributor to Authorized Dealers.

 COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A, B
 AND C SHARES


 What Else Do I Need To Know About The CDSC On Class A, B Or C Shares?
 . The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).
  . No CDSC is charged on shares acquired from reinvested dividends or capi-
    tal gains distributions.
  . No CDSC is charged on the per share appreciation of your account over the initial purchase price.
  . When counting the number of months since a purchase of Class B or Class
    C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.
 . To keep your CDSC as low as possible, each time you place a request to sell shares, the Funds will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

                                                               SHAREHOLDER GUIDE


 In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or
 Reduced?
 The CDSC on Class A, Class B and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:
 . Retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company-spon-sored benefit plans (each a "Retirement Plan");
 . The death or disability (as defined in Section 72(m)(7) of the Internal
   Revenue Code of 1986, as amended (the "Code")) of a participant or benefi-ciary in a Retirement Plan;
 . Hardship withdrawals by a participant or beneficiary in a Retirement Plan; . Satisfying the minimum distribution requirements of the Code;
 . Establishing "substantially equal periodic payments" as described under
   Section 72(t)(2) of the Code;
 . The separation from service by a participant or beneficiary in a Retire-
   ment Plan;
 . The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;
 . Excess contributions distributed from a Retirement Plan;
 . Distributions from a qualified Retirement Plan invested in the Goldman
   Sachs Funds which are being rolled over to a Goldman Sachs IRA; or . Redemption proceeds which are to be reinvested in accounts or non-regis-
   tered products over which GSAM or its advisory affiliates have investment discretion.

 In addition, Class A, B and C Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Funds reserve the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and C Shares and 10% of the value of your Class A Shares.

 How Do I Decide Whether To Buy Class A, B Or C Shares?
 The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

 . Class A Shares. If you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares.
 . Class B Shares. If you plan to hold your investment for at least six years and would prefer not to pay an initial sales charge, you might consider purchasing Class B Shares. By not paying a front-end sales charge, your entire investment in Class B Shares is available to work for you from the time you make your initial investment. However, the distribution and serv-ice fee paid by Class B

  Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio, and thus, lower performance and lower divi-dend payments (to the extent dividends are paid) than Class A Shares. A maximum purchase limitation of $250,000 in the aggregate normally applies to Class B Shares.
 . Class C Shares. If you are unsure of the length of your investment or plan to hold your investment for less than six years and would prefer not to pay an initial sales charge, you may prefer Class C Shares. By not paying a front-end sales charge, your entire investment in Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares (or Class B Shares after conversion to Class A Shares).
  Although Class C Shares are subject to a CDSC for only 12 months, Class C Shares do not have the conversion feature applicable to Class B Shares and your investment will therefore pay higher distribution fees indefinitely.
  A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares.

 Note: Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

 In addition to Class A, Class B and Class C Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

 HOW TO SELL SHARES


 How Can I Sell Class A, Class B And Class C Shares Of The Funds?
 You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Each Fund will redeem its shares upon request on any business day at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

                                                               SHAREHOLDER GUIDE



  Instructions For Redemptions:
 -------------------------------------------------------------------------
  By Writing:      .Write a letter of instruction that includes:
                   .Your name(s) and signature(s)
                   .Your account number
                   .The Fund name and Class of Shares
                   .The dollar amount you want to sell
                   .How and where to send the proceeds
                   .Obtain a signature guarantee (see details below)
                   .Mail your request to:
                    Goldman Sachs Funds
                    c/o NFDS
                    P.O. Box 219711
                    Kansas City, MO 64121-9711
 -------------------------------------------------------------------------
  By Telephone:     If you have not declined the telephone redemption
                    privileges on your Account Application:
                   .1-800-526-7384
                    (8:00 a.m. to 4:00 p.m. New York time)
                   .You may redeem up to $50,000 of your shares
                    within any 7 calendar day period
                   .Proceeds which are sent directly to a Goldman
                    Sachs brokerage account are not subject to the
                    $50,000 limit
 -------------------------------------------------------------------------

 When Do I Need A Signature Guarantee To Redeem Shares?
 A signature guarantee is required if:
 . You are requesting in writing to redeem shares in an amount over $50,000; . You would like the redemption proceeds sent to an address that is not your address of record; or
 . You would like to change the bank designated on your Account Application.

 A signature guarantee is designed to protect you, the Funds and Goldman Sachs from fraud. You may obtain a signature guarantee from a bank, securi-ties broker or dealer, credit union having the authority to issue signature guarantees, savings and loan association, building and loan association, cooperative bank, federal savings bank or association, national securities exchange, registered securities association or clearing agency, provided that such institution satisfies the standards established by Goldman Sachs. Additional documentation may be required for executors, trustees or corpora-tions or when deemed appropriate by the Transfer Agent.

 What Do I Need To Know About Telephone Redemption Requests?

 The Trust, the Distributor, the Investment Adviser and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instruc-
 tions from any person iden     -
 tifying himself or herself as the owner of an account or the owner's regis-tered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

 In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable proce-dures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:
 . All telephone requests are recorded.
 . Proceeds of telephone redemption requests will be sent only to your address of record or authorized bank account designated in the Account Application (unless you provide written instructions and a signature guar-antee, indicating another address or account) and exchanges of shares nor-mally will be made only to an identically registered account.
 . Telephone redemptions will not be accepted during the 30-day period fol-
   lowing any change in your address of record.
 . The telephone redemption option does not apply to shares held in a "street name" account. "Street name" accounts are accounts maintained and serviced by your Authorized Dealer. If your account is held in "street name," you should contact your registered representative of record, who may make tel-ephone redemptions on your behalf.
 . The telephone redemption option may be modified or terminated at any time.

 Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

 How Are Redemption Proceeds Paid?
 By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The fol-lowing general policies govern wiring redemption proceeds:
 . Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
 . A transaction fee of $7.50 may be charged for payments of redemption pro-ceeds by wire. Your bank may also charge wiring fees. You should contact your bank directly to learn whether it charges such fees.

                                                               SHAREHOLDER GUIDE

 . To change the bank designated on your Account Application, you must send written instructions (with your signature guaranteed) to the Transfer Agent.
 . Neither the Trust, Goldman Sachs nor any Authorized Dealer assume any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.
 By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

 What Else Do I Need To Know About Redemptions?
 The following generally applies to redemption requests:
 . Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

 The Trust reserves the right to:
 . Redeem your shares if your account balance is less than $50 as a result of a redemption. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Funds will give you 60 days' prior writ-ten notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
 . Redeem your shares in other circumstances determined by the Board of
   Trustees to be in the best interests of the Trust.
 . Pay redemptions by a distribution in-kind of securities (instead of cash).
   If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

 Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs
 Fund?
 You may redeem shares of a Fund and reinvest a portion or all of the redemp-tion proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must hold the shares you want to redeem for at least 30 days and you must rein-vest the share proceeds within 90 days after you redeem. You may reinvest as follows:
 . Class A or B Shares--Class A Shares of the same Fund or any other Goldman
   Sachs Fund
 . Class C Shares--Class C Shares of the same Fund or any other Goldman Sachs
   Fund

 . You should obtain and read the applicable prospectuses before investing in any other Funds.
 . If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption. For Class B Shares, you may reinvest the redemption proceeds in Class A Shares at NAV but the amount of the CDSC paid upon redemption of the Class B Shares will not be credited to your account.
 . The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-shel-tered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
 . You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and rein-vestment.

 Can I Exchange My Investment From One Fund To Another?
 You may exchange shares of a Fund at NAV without the imposition of an ini-tial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days' written notice to you.


  Instructions For Exchanging Shares:
 -----------------------------------------------------------------------
  By Writing:      .Write a letter of instruction that includes:
                   .Your name(s) and signature(s)
                   .Your account number
                   .The Fund name and Class of Shares
                   .The dollar amount you want to exchange
                   .Obtain a signature guarantee (see details above)
                   .Mail the request to:
                    Goldman Sachs Funds
                    c/o NFDS
                    P.O. Box 219711
                    Kansas City, MO 64121-9711
                   or for overnight delivery -
                   Goldman Sachs Funds
                   c/o NFDS
                   330 West 9th St.
                   Poindexter Bldg., 1st Floor
                   Kansas City, MO 64105
 -----------------------------------------------------------------------
  By Telephone:    If you have not declined the telephone redemption
                   privilege on your Account Application:
                   .1-800-526-7384 (8:00 a.m. to 4:00 p.m.
                    New York time)
 -----------------------------------------------------------------------

                                                               SHAREHOLDER GUIDE

 You should keep in mind the following factors when making or considering an exchange:
 . You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
 . Six free exchanges are allowed in each 12 month period.
 . A $12.50 fee may be charged for each subsequent exchange.
 . There is no charge for exchanges made pursuant to the Automatic Exchange
   Program.
 . The exchanged shares may later be exchanged for shares of the same class
   (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the amount in the Fund resulting from such exchanges is less than the largest amount on which you have previously paid the applicable sales charge.
 . When you exchange shares subject to a CDSC, no CDSC will be charged at that time. The exchanged shares will be subject to the CDSC of the shares originally held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by a subsequent exchange.
 . Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, call Goldman Sachs Funds at 1-800-526-7384.
 . All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund.
 . Exchanges are available only in states where exchanges may be legally made.
 . It may be difficult to make telephone exchanges in times of drastic eco-
   nomic or market conditions.
 . Goldman Sachs and NFDS may use reasonable procedures described under "What
   Do I Need to Know About Telephone Redemption Requests?" in an effort to prevent unauthorized or fraudulent telephone exchange requests.
 . Telephone exchanges normally will be made only to an identically regis-tered account. Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification num-bers only if the exchange instructions are in writing and accompanied by a signature guarantee.

 For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should con-sult your tax adviser concerning the tax consequences of an exchange.

 SHAREHOLDER SERVICES


 Can I Arrange To Have Automatic Investments Made On A Regular Basis?
 You may be able to make systematic cash investments through your bank via ACH transfer or your checking account via bank draft each month. Forms for this option are available from Goldman Sachs, your Authorized Dealer or you may check the appropriate box on the Account Application.

 Can My Dividends And Distributions From A Fund Be Invested In Other Funds? You may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund.
 . Shares will be purchased at NAV.
 . No initial sales charge or CDSC will be imposed.
 . You may elect cross-reinvestment into an identically registered account or an account registered in a different name or with a different address, social security number or taxpayer identification number provided that the account has been properly established, appropriate signature guarantees obtained and the minimum initial investment has been satisfied.

 Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
 You may elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund.
 . Shares will be purchased at NAV.
 . No initial sales charge is imposed.
 . Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made depending upon the date and value of your original purchase.
 . Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
 . Minimum dollar amount: $50 per month.

 What Else Should I Know About Cross-Reinvestments And Automatic Exchanges? Cross-reinvestments and automatic exchanges are subject to the following conditions:
 . You must hold $5,000 or more in the Fund which is paying the dividend or from which the exchange is being made.

                                                               SHAREHOLDER GUIDE

 . You must invest an amount in the Fund into which cross-reinvestments or automatic exchanges are being made that is equal to that Fund's minimum initial investment or continue to cross-reinvest or to make automatic exchanges until such minimum initial investment is met.
 . You should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

 Can I Have Automatic Withdrawals Made On A Regular Basis?
 You may draw on your account systematically via check or ACH transfer in any amount of $50 or more.
 . It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A, Class B or Class C Shares because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares.
 . You must have a minimum balance of $5,000 in a Fund.
 . Checks are mailed on or about the 25th day of each month.
 . Each systematic withdrawal is a redemption and therefore a taxable trans-
   action.
 . The CDSC applicable to Class A, Class B or Class C Shares redeemed under the systematic withdrawal plan may be waived.

 What Types of Reports Will I Be Sent Regarding My Investment?
 You will receive an annual report containing audited financial statements and a semiannual report. To eliminate unnecessary duplication, only one copy of such reports will be sent to shareholders with the same mailing address. If you would like a duplicate copy to be mailed to you, please contact Goldman Sachs Funds at 1-800-526-7384. You will also be provided with a printed confirmation for each transaction in your account and an individual quarterly account statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in "street name" you may receive your statement and confirmations on a differ-ent schedule. The Funds do not generally provide sub-accounting services.

 What Should I Know When I Purchase Shares Through An Authorized Dealer? Authorized Dealers and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. They may charge additional fees not described in this Prospectus to their customers for such services.

 If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distribu-tions relating to your account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of your transactions, you should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require you to obtain historical purchase information about the shares in the account from the Authorized Dealer.

 Authorized Dealers and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other intermediaries to accept such orders. In these cases:
 . A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a business day, and the order will be priced at the Fund's NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.
 . Authorized Dealers and intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them.

 You should contact your Authorized Dealer or intermediary to learn whether it is authorized to accept orders for the Trust.

 The Investment Adviser, Distributor and/or their affiliates may pay addi-tional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Subject to applicable NASD regu-lations, the Investment Adviser, Distributor and/or their affiliates may also contribute to various cash and non-cash incentive arrangements to pro-mote the sale of shares. This additional compensation can vary among Autho-rized Dealers depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the partic-ular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

 DISTRIBUTION SERVICES AND FEES


 What Are The Different Distribution And Service Fees Paid By Class A, B and C Shares?
 The Trust has adopted distribution and service plans (each a "Plan") under which Class A, Class B and Class C Shares bear distribution and service fees paid to Authorized Dealers and Goldman Sachs. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from

                                                               SHAREHOLDER GUIDE

 their arrangements. Goldman Sachs pays the distribution and service fees on a quarterly basis.

 Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributed to Class A, Class B and Class C Shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

 The distribution fees are subject to the requirements of Rule 12b-1 under the Act, and may be used (among other things) for:
 . Compensation paid to and expenses incurred by Authorized Dealers, Goldman
   Sachs and their respective officers, employees and sales representatives; . Commissions paid to Authorized Dealers;
 . Allocable overhead;
 . Telephone and travel expenses;
 . Interest and other costs associated with the financing of such compensa-
   tion and expenses;
 . Printing of prospectuses for prospective shareholders;
 . Preparation and distribution of sales literature or advertising of any type; and
 . All other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares.

 In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.

 PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES

 Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of each Fund's average daily net assets attributed to Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or simi-lar services not otherwise provided on behalf of the Funds. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

 In connection with the sale of Class C Shares, Goldman Sachs begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year.

Taxation

 TAXABILITY OF DISTRIBUTIONS


 Fund distributions are taxable to you as ordinary income (unless your investment is in an IRA or other tax-advantaged account) to the extent they are attributable to the Fund's net investment income, certain net realized foreign exchange gains and net short-term capital gains. They are taxable as long-term capital gains to the extent they are attributable to the Fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest in additional shares or take the distribution as cash. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior Decem-ber 31. The tax status and amounts of the distributions for each calendar year will be detailed in your annual tax statement from the Fund.

 A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

 Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

 There are certain tax requirements that all Funds must follow in order to avoid federal taxation. In its efforts to adhere to these requirements, the Funds may have to limit their investment activity in some types of instru-ments.

 TAXABILITY OF SALES AND EXCHANGES


 Any sale or exchange of Fund shares may generate a tax liability (unless your investment is in an IRA or other tax-advantaged account). Depending upon the purchase or sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.

 You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods that you hold shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for shares exceeds 12 months, except that, any loss recog-nized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

 In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from a Fund or on the value of the shares held by you. More tax information is provided in the Additional Statement. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Funds.

Appendix A
Additional Information on Portfolio Risks, Securities and Techniques
 A. General Portfolio Risks

 The Funds will be subject to the risks associated with equity securities. "Equity securities" include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock pur-chase rights. In general, stock values fluctuate in response to the activi-ties of individual companies and in response to general market and economic conditions. Accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The stock markets tend to be cycli-cal, with periods when stock prices generally rise and periods when prices generally decline. The volatility of equity securities means that the value of your investment in the Funds may increase or decrease. As of the date of this Prospectus, certain stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

 To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Con-versely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer could default on its obligations, and a Fund will not recover its invest-ment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (exten-sion risk). In general, if interest rates on new mortgage loans fall suffi-ciently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to invest-ors.

 The Investment Adviser will not consider the portfolio turnover rate a lim-iting factor in making investment decisions for a Fund. A high rate of port-folio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. The portfolio turnover rate is calcu-lated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See "Financial Highlights" in Appendix B for a state-ment of the Funds' historical portfolio turnover rates.

 The following sections provide further information on certain types of secu-rities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Addi-tional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

 B. Other Portfolio Risks


 Risks of Investing in Small Capitalization Companies and REITs. Investments in small capitalization companies and REITs involve greater risk and portfo-lio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies and REITs may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain peri-ods the liquidity of particular issuers or industries, or all securities in these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of suffi-cient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies and REITs include "unseasoned" issuers that do not have an established financial history; often have lim-ited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitaliza-tion companies and REITs may be more difficult to

                                                                      APPENDIX A

 price precisely than other types of securities because of their characteris-tics and lower trading volumes.

 Risks of Foreign Investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securi-ties of U.S. issuers. Foreign investments may be affected by changes in cur-rency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

 The introduction of a single currency, the euro, on January 1, 1999 for par-ticipating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union ("EU"), may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by the Funds.

 Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such proce-dures have been unable to keep pace with the volume of securities transac-tions, thus making it difficult to conduct such transactions.

 Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less gov-ernment regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and secu-rities of many foreign issuers are less liquid and more volatile than secu-rities of comparable domestic issuers. Efforts in foreign countries to reme-diate potential Year 2000 problems are not as extensive as those in the United States. As a result, the operations of foreign markets, foreign issuers and foreign governments may be disrupted by the Year 2000 Problem, and the investment portfolio of a Fund may be adversely affected. Further-more, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of with-holding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, and political or social instability or diplomatic developments which could affect investments in those countries.

 Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geo-graphically concentrated.

 Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obliga-tions of U.S. issuers.

 A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the avail-ability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sov-ereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

 Investments in foreign securities may take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Certain Funds may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

                                                                      APPENDIX A


 Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging coun-tries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement vol-ume limitations have been reached.

 Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a spe-cific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportuni-ties in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct invest-ment in equity securities in certain Asian countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

 Many emerging countries have experienced currency devaluations and substan-tial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

 Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationaliza-tion, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

 A Fund's investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund.

 Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund's delivery of securities before receipt of payment for their sale. In addi-tion, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to com-plete its contractual obligations. The creditworthiness of the local securi-ties firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

 The small size and inexperience of the securities markets in certain emerg-ing countries and the limited volume of trading in securities in those coun-tries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities mar-kets (such as the United States, Japan and most Western European countries). A Fund's investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor per-ceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price pre-cisely because of the characteristics discussed above and lower trading vol-umes.

                                                                      APPENDIX A


 A Fund's use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a sig-nificant portion of the Funds' currency exposure in emerging countries, if any, will be covered by such instruments.

 Risks of Derivative Investments. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

 Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:
 .Both domestic and foreign securities that are not readily marketable .Certain stripped mortgage-backed securities
 .Repurchase agreements and time deposits with a notice or demand period of more than seven days
 .Certain over-the-counter options
 .Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities") and, therefore, is liquid

 Investing in 144A Securities may decrease the liquidity of a Fund's portfo-lio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of com-parable securities for which a liquid market exists.

 Credit Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agen-cies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Further information is pro-vided in the Additional Statement.

 Debt securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's are considered "investment grade." Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

 Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as "junk bonds." Junk bonds are considered predominantly speculative and may be ques-tionable as to principal and interest payments.

 In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, invest-ment in such bonds will present greater speculative risks than those associ-ated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rat-ing organization, the market price and liquidity of such security may be adversely affected.

 Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:
 .U.S. government securities
 .Commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's .Certificates of deposit
 .Bankers' acceptances
 .Repurchase agreements
 .Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

 When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

 C. Portfolio Securities and Techniques

 This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associ-ated risks.

                                                                      APPENDIX A

 Further information is provided in the Additional Statement, which is avail-able upon request.

 Convertible Securities. Each Fund may invest in convertible securities. Con-vertible securities are preferred stock or debt obligations that are con-vertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar qual-ity. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Con-vertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible secu-rity, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

 Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to pur-chase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is con-sidered a speculative practice.

 Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of cor-relation between the two currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

 Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund's NAV to fluctuate (when the Fund's NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

 The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obli-gations. Since these contracts are not guaranteed by an exchange or clear-inghouse, a default on a contract would deprive a Fund of unrealized prof-its, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

 Structured Securities. Each Fund may invest in structured securities. Struc-tured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be posi-tively or negatively indexed, so that appreciation of the Reference may pro-duce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Refer-ence. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more vol-atile, less liquid and more difficult to price accurately than less complex securities.

 REITs. Each Fund may invest in REITS. REITS are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs' managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with invest-ments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                                                                      APPENDIX A


 Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument dur-ing the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write
 (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index comprised of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

 The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is con-sidered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctu-ations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund's investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund's transaction costs. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

 Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or pur-chase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on various securities (such as U.S. government securities), foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transac-tions on both U.S. and foreign exchanges.

 Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage their term structures, sector selec-tion and durations in accordance with their investment objectives and poli-cies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of ini-tial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets.

 Futures contracts and related options present the following risks:
 .While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.
 .Because perfect correlation between a futures position and portfolio posi-tion that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.
 .The loss incurred by a Fund in entering into futures contracts and in writ-ing call options on futures is potentially unlimited and may exceed the amount of the premium received.
 .Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV.
 .As a result of the low margin deposits normally required in futures trad-ing, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
 .Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
 .Foreign exchanges may not provide the same protection as U.S. exchanges.

 Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other compo-nents of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

 An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The

                                                                      APPENDIX A

 value of some components of an equity swap (such as the dividends on a com-mon stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults.

 When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a con-tract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

 The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

 Repurchase Agreements. Repurchase agreements involve the purchase of securi-ties subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with primary dealers in U.S. government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

 If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agree-ment. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

 In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may trans-fer uninvested cash balances into a single joint account, the daily aggre-gate balance of which will be invested in one or more repurchase agreements.

 Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral).

 A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

 Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short posi-tion is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any fur-ther consideration, an equal amount of the securities of the same issuer as the securities sold short.

 Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earn-ings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

 Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the war-rant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

 Other Investment Companies. Each Fund may invest in securities of other investment companies (including SPDRs and WEBs, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other invest-

                                                                      APPENDIX A

 ment companies. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

 .Standard & Poor's Depository Receipts. The Funds may, consistent with their investment policies, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the han-dling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

 .World Equity Benchmark Shares. World Equity Benchmark Shares ("WEBS") are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. WEBS are listed on the AMEX and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of WEBS on the AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their NAVs. However, WEBS have a limited operat-ing history and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of WEBS as part of its investment strategy.

 Unseasoned Companies. Each Fund may invest in companies (including predeces-sors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one NRSRO. The securities of such companies may have lim-ited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned compa-nies are more speculative and entail greater risk than do investments in companies with an established operating record.

 Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial insti-tutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

 Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be gen-eral obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

 U.S. Government Securities and Related Custodial Receipts. Each Fund may invest in U.S. government securities and related custodial receipts. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or spon-sored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to pur-chase certain obligations of the issuer (such as the Federal National Mort-gage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")); or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal compo-nents of stripped U.S. government securities are traded independently.

 Interests in U.S. government securities may be purchased in the form of cus-todial receipts that evidence ownership of future interest payments, princi-pal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentali-ties, political subdivisions or

                                                                      APPENDIX A

 authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

 Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect partici-pations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of "credit enhancement." However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

 Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturi-ties, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in cer-tain mortgages principally secured by interests in real property and other permitted investments.

 Mortgaged-backed securities also include stripped mortgage-backed securities ("SMBS"), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the prin-cipal payments from a pool of mortgage loans. The market value of SMBS con-sisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than pre-vailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

 Asset-Backed Securities. Certain Funds may invest in asset-backed securi-ties. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of pre-payments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's abil-ity to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mort-gage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

 Borrowings. Each Fund can borrow money from banks and other financial insti-tutions in amounts not exceeding one-third of their total assets for tempo-rary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

                                                                      Appendix A


 Mortgage Dollar Rolls. Certain Funds may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Fund of securities for delivery in the current month. The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the ben-efits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund's performance.

 Successful use of mortgage dollar rolls depends upon the Investment Advis-er's ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Fund may experi-ence a loss. For financial reporting and tax purposes, the Funds treat mort-gage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

 Yield Curve Options. Certain Funds may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of desig-nated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is prof-itable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

 The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options pres-ent a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

 Reverse Repurchase Agreements. Certain Funds may enter into reverse repur-chase agreements. Reverse repurchase agreements involve the sale of securi-ties held by a Fund subject to the Fund's agreement to repurchase them at a mutu-ally agreed upon date and price (including interest). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the inter-est income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obli-gated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

 Municipal Securities. Certain Funds may invest in securities and instruments issued by state and local government issuers. Municipal securities in which a Fund may invest consist of bonds, notes, commercial paper and other instruments (including participating interest in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agen-cies or instrumentalities. Such securities may pay fixed, variable or float-ing rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass trans-portation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securi-ties in which a Fund may invest include private activity bonds, municipal leases, certificates of participation, pre-funded municipal securities and auction rate securities.

 Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps and Inter-est Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional princi-pal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment

                                                                      APPENDIX A

 from the other party, upon the occurrence of specified credit events. Cur-rency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

 Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, mortgage, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transac-tions. If the Investment Adviser is incorrect in its forecasts of market value, interest rates and currency exchange rates, the investment perfor-mance of a Fund would be less favorable than it would have been if these investment techniques were not used.

 Loan Participations. Certain Funds may invest in loan participations. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. A Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan participation interests may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an inter-est in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When a Fund acts as co-lender in connection with a participation interest or when it acquires certain participation interests, the Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks direct recourse, it will look to the agent bank to enforce appro-priate credit remedies against the borrower. In these cases, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the agent bank may become insolvent.

 Inverse Floaters. Certain Funds may invest in inverse floating rate debt securities ("inverse floaters"). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Appendix B
Financial Highlights

 The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an invest-ment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with a Fund's financial statements, is included in the Fund's annual report (available upon request). No financial highlights are included for the Large Cap Value Fund because it had no operating history prior to the date of this prospectus.


 BALANCED FUND

                                                            Income from
                                                      investment operations/d/
                                                    ---------------------------
                                                                 Net realized
                                                                and unrealized
                                                                gain (loss) on
                                                                 investment,
                                          Net asset              futures and
                                           value,      Net     foreign currency
                                          beginning investment     related
                                          of period   income     transactions
-------------------------------------------------------------------------------
For The Years Ended January 31,
1999 - Class A Shares                      $20.29     $0.58         $0.20
1999 - Class B Shares                       20.20      0.41          0.21
1999 - Class C Shares                       20.17      0.41          0.21
1999 - Institutional Shares                 20.29      0.64          0.20
1999 - Service Shares                       20.28      0.53          0.21
-------------------------------------------------------------------------------
1998 - Class A Shares                       18.78      0.57          2.66
1998 - Class B Shares                       18.73      0.50          2.57
1998 - Class C Shares (commenced August
 15, 1997)                                  21.10      0.25          0.24
1998 - Institutional Shares (commenced
 August 15, 1997)                           21.18      0.26          0.32
1998 - Service Shares (commenced August
 15, 1997)                                  21.18      0.22          0.32
-------------------------------------------------------------------------------
1997 - Class A Shares                       17.31      0.66          2.47
1997 - Class B Shares (commenced May 1,
 1996)                                      17.46      0.42          2.34
-------------------------------------------------------------------------------
1996 - Class A Shares                       14.22      0.51          3.43
-------------------------------------------------------------------------------
For The Period Ended January 31,
1995 - Class A Shares (commenced October
 12, 1994)                                  14.18      0.10          0.02
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.

                                Distributions to shareholders
                           ---------------------------------------

                                                     From net
                                                   realized gain
                                                  on investment,
                                      In excess     futures and    Net increase
                            From net    of net    foreign currency  (decrease)
                           investment investment      related      in net asset
                             income     income     transactions       value
-------------------------------------------------------------------------------
For The Years Ended
 January 31,
1999 - Class A Shares        $(0.59)    $  --          $  --          $ 0.19
1999 - Class B Shares         (0.45)       --             --            0.17
1999 - Class C Shares         (0.45)       --             --            0.17
1999 - Institutional
 Shares                       (0.65)       --             --            0.19
1999 - Service Shares         (0.55)       --             --            0.19
-------------------------------------------------------------------------------
1998 - Class A Shares         (0.56)       --          (1.16)           1.51
1998 - Class B Shares         (0.42)    (0.02)         (1.16)           1.47
1998 - Class C Shares
 (commenced August 15,
 1997)                        (0.22)    (0.04)         (1.16)          (0.93)
1998 - Institutional
 Shares (commenced August
 15, 1997)                    (0.23)    (0.08)         (1.16)          (0.89)
1998 - Service Shares
 (commenced August 15,
 1997)                        (0.22)    (0.06)         (1.16)          (0.90)
-------------------------------------------------------------------------------
1997 - Class A Shares         (0.66)       --          (1.00)           1.47
1997 - Class B Shares
 (commenced May 1, 1996)      (0.42)    (0.07)         (1.00)           1.27
-------------------------------------------------------------------------------
1996 - Class A Shares         (0.50)       --          (0.35)           3.09
-------------------------------------------------------------------------------
For The Period Ended
 January 31,
1995 - Class A Shares
 (commenced October 12,
 1994)                        (0.08)       --             --            0.04
-------------------------------------------------------------------------------

c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Includes the effect of mortgage dollar roll transactions.

                                                                 APPENDIX B


                                                                 Ratios assuming
                                                               no voluntary waiver
                                                          of fees or expense limitations
                                                          ------------------------------------

                       Net
                      assets
                      at end                  Ratio of                            Ratio of
                        of      Ratio of   net investment   Ratio of           net investment
 Net asset            period  net expenses   income to     expenses to         income (loss)         Portfolio
value, end   Total     (in     to average   average net      average           to average net        turnover
 of period  return/a/ 000s)    net assets      assets      net assets              assets              rate/e/
-----------------------------------------------------------------------------------------------------------
  $20.48      3.94%  $192,453     1.04%         2.90%                   1.45%                2.49%     175.06%
   20.37      3.15     43,926     1.80          2.16                    2.02                 1.94      175.06
   20.34      3.14     14,286     1.80          2.17                    2.02                 1.95      175.06
   20.48      4.25      8,010     0.73          3.22                    0.95                 3.00      175.06
   20.47      3.80        490     1.23          2.77                    1.45                 2.55      175.06
-----------------------------------------------------------------------------------------------------------
   20.29     17.54    163,636     1.00          2.94                    1.57                 2.37      190.43
   20.20     16.71     23,639     1.76          2.14                    2.07                 1.83      190.43
   20.17      2.49c     8,850     1.77b         2.13b                   2.08b                1.82b     190.43
   20.29      2.93c     8,367     0.76b         3.13b                   1.07b                2.82b     190.43
   20.28      2.66c        16     1.26b         2.58b                   1.57b                2.27b     190.43
-----------------------------------------------------------------------------------------------------------
   18.78     18.59     81,410     1.00          3.76                    1.77                 2.99      208.11
   18.73     16.22c     2,110     1.75b         2.59b                   2.27b                2.07b     208.11
-----------------------------------------------------------------------------------------------------------
   17.31     28.10     50,928     1.00          3.65                    1.90                 2.75      197.10
-----------------------------------------------------------------------------------------------------------
   14.22      0.87c     7,510     1.00b         3.39b                   8.29b               (3.90)b     14.71
-----------------------------------------------------------------------------------------------------------

 GROWTH AND INCOME FUND


                                            Income from
                                       investment operations/d/     Distributions to shareholders
                                    ---------------------------- ------------------------------------
                                                   Net realized
                                                  and unrealized                          From net
                                                  gain (loss) on                       realized gain
                          Net asset                investment,              In excess  on investment,
                           value,        Net         options      From net    of net    options and
                          beginning  investment    and futures   investment investment    futures
                          of period income (loss)  transactions    income     income    transactions
-----------------------------------------------------------------------------------------------------
For The Years Ended
 January 31,
1999 - Class A Shares      $25.93      $ 0.20         $(1.60)      $(0.19)   $(0.01)        $  --
1999 - Class B Shares       25.73        0.02          (1.58)       (0.04)        --           --
1999 - Class C Shares       25.70        0.02          (1.59)       (0.05)        --           --
1999 - Institutional
 Shares                     25.95        0.29          (1.58)       (0.30)    (0.01)           --
1999 - Service Shares       25.92        0.17          (1.58)       (0.17)    (0.01)           --
-----------------------------------------------------------------------------------------------------
1998 - Class A Shares       23.18        0.11           5.27        (0.11)        --        (2.52)
1998 - Class B Shares       23.10        0.04           5.14           --      (0.03)       (2.52)
1998 - Class C Shares
 (commenced August 15,
 1997)                      28.20       (0.01)          0.06           --      (0.03)       (2.52)
1998 - Institutional
 Shares                     23.19        0.27           5.23        (0.22)        --        (2.52)
1998 - Service Shares       23.17        0.14           5.23        (0.06)     (0.04)       (2.52)
-----------------------------------------------------------------------------------------------------
1997 - Class A Shares       19.98        0.35           5.18        (0.35)     (0.01)       (1.97)
1997 - Class B Shares
 (commenced May 1, 1996)    20.82        0.17           4.31        (0.17)     (0.06)       (1.97)
1997 - Institutional
 Shares (commenced June
 3, 1996)                   21.25        0.29           3.96        (0.30)     (0.04)       (1.97)
1997 - Service Shares
 (commenced March 6,
 1996)                      20.71        0.28           4.50        (0.28)     (0.07)       (1.97)
-----------------------------------------------------------------------------------------------------
1996 - Class A Shares       15.80        0.33           4.75        (0.30)        --        (0.60)
-----------------------------------------------------------------------------------------------------
1995 - Class A Shares       15.79        0.20e          0.30e       (0.20)     (0.07)       (0.33)
-----------------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Calculated based on the average shares outstanding methodology.

                                                                      APPENDIX B





             Net increase                            Net assets     Ratio of
Additional    (decrease)    Net asset                at end of    net expenses
 paid-in     in net asset   value, end    Total        period      to average
 capital        value       of period    return/a/   (in 000s)     net assets
------------------------------------------------------------------------------


$  --        $(1.60)          $24.33      (5.40)%    $1,122,157       1.22%
   --         (1.60)           24.13      (6.07)        349,662       1.92
   --         (1.62)           24.08      (6.12)         48,146       1.92
   --         (1.60)           24.35      (5.00)        173,696       0.80
   --         (1.59)           24.33      (5.44)         11,943       1.30
------------------------------------------------------------------------------
   --          2.75            25.93      23.71       1,216,582       1.25
   --          2.63            25.73      22.87         307,815       1.94
   --         (2.50)           25.70       0.51c         31,686       1.99b
   --          2.76            25.95      24.24          36,225       0.83
   --          2.75            25.92      23.63           8,893       1.32
------------------------------------------------------------------------------
   --          3.20            23.18      28.42         615,103       1.22
   --          2.28            23.10      22.23c         17,346       1.93b
   --          1.94            23.19      20.77c            193       0.82b
   --          2.46            23.17      23.87c          3,174       1.32b
------------------------------------------------------------------------------
   --          4.18            19.98      32.45         436,757       1.20
------------------------------------------------------------------------------
 0.11e         0.01            15.80       3.97         193,772       1.25
------------------------------------------------------------------------------

                               Ratios assuming no voluntary waiver
                                  of fees or expense limitations
                               ------------------------------------------
                   Ratio of                                Ratio of
                net investment     Ratio of             net investment
                income (loss)    expenses to           income (loss) to         Portfolio
                to average net   average net              average net           turnover
                    assets          assets                   assets               rate
-----------------------------------------------------------------------------------------
For The Years
 Ended
 January 31,
1999 - Class
 A Shares            0.78%                     1.32%                    0.68%    125.79%
1999 - Class
 B Shares            0.09                      1.92                     0.09     125.79
1999 - Class
 C Shares            0.10                      1.92                     0.10     125.79
1999 -
 Institutional
 Shares              1.25                      0.80                     1.25     125.79
1999 -
 Service
 Shares              0.72                      1.30                     0.72     125.79
-----------------------------------------------------------------------------------------
1998 - Class
 A Shares            0.43                      1.42                     0.26      61.95
1998 - Class
 B Shares           (0.35)                     1.94                    (0.35)     61.95
1998 - Class
 C Shares
 (commenced
 August 15,
 1997)              (0.48)b                    1.99b                   (0.48)b    61.95
1998 -
 Institutional
 Shares              0.76                      0.83                     0.76      61.95
1998 -
 Service
 Shares              0.32                      1.32                     0.32      61.95
-----------------------------------------------------------------------------------------
1997 - Class
 A Shares            1.60                      1.43                     1.39      53.03
1997 - Class
 B Shares
 (commenced
 May 1, 1996)        0.15b                     1.93b                    0.15b     53.03
1997 -
 Institutional
 Shares
 (commenced
 June 3,
 1996)               1.36b                     0.82b                    1.36b     53.03
1997 -
 Service
 Shares
 (commenced
 March 6,
 1996)               0.94b                     1.32b                    0.94b     53.03
-----------------------------------------------------------------------------------------
1996 - Class
 A Shares            1.67                      1.45                     1.42      57.93
-----------------------------------------------------------------------------------------
1995 - Class
 A Shares            1.28                      1.58                     0.95      71.80
-----------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Calculated based on the average shares outstanding methodology.

                      [This page intentionally left blank]

 CORE LARGE CAP VALUE FUND


                                                          Income from
                                                    investment operations/d/
                                                  -----------------------------
                                                                  Net realized
                                                                 and unrealized
                                    Net asset                       gain on
                                     value,          Net           investment
                                    beginning     investment      and futures
                                    of period       income        transactions
-------------------------------------------------------------------------------
For the Period Ended January 31,
1999 - Class A Shares
 (commenced December 31, 1998)       $10.00         $0.01            $0.14
1999 - Class B Shares
 (commenced December 31, 1998)        10.00           --              0.15
1999 - Class C Shares
 (commenced December 31, 1998)        10.00           --              0.15
1999 - Institutional Shares
 (commenced December 31, 1998)        10.00          0.01             0.15
1999 - Service Shares
 (commenced December 31, 1998)        10.00          0.02             0.14
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B







      Distributions to
        shareholders
  ---------------------------

                 From net
               realized gain                                    Net assets   Ratio of
   From net    on investment Net increase Net asset             at end of  net expenses
  investment    and futures  in net asset value, end   Total      period    to average
    income     transactions     value     of period  return/a,c/ (in 000s)  net assets/b/
--------------------------------------------------------------------------------------
     $ --
                   $ --         $0.15       $10.15     1.50%    $ 6,665       1.08%
      --             --          0.15        10.15     1.50         340       1.82
      --             --          0.15        10.15     1.50         268       1.83
      --             --          0.16        10.16     1.60      53,396       0.66
      --             --          0.16        10.16     1.60           2       1.16
--------------------------------------------------------------------------------------

                                    Ratios assuming no voluntary waiver
                                       of fees or expense limitations
                                    ------------------------------------------

                        Ratio of                                Ratio of
                     net investment     Ratio of             net investment
                       income to      expenses to           income to average        Portfolio
                      average net     average net                  net               turnover
                        assets/b/       assets/b/                assets/b/             rate
----------------------------------------------------------------------------------------------
For the Period
 Ended January 31,
1999 - Class A
 Shares
 (commenced December
 31, 1998)                1.45%                     8.03%                   (5.50)%       0%
1999 - Class B
 Shares
 (commenced December
 31, 1998)                0.84                      8.77                    (6.11)        0
1999 - Class C
 Shares
 (commenced December
 31, 1998)                0.70                      8.78                    (6.25)        0
1999 -
 Institutional
 Shares
 (commenced December
 31, 1998)                1.97                      7.61                    (4.98)        0
1999 - Service
 Shares
 (commenced December
 31, 1998)                2.17                      8.11                    (4.78)        0
----------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE U.S. EQUITY FUND

                                                           Income from
                                                     investment operations/d/
                                                    -------------------------
                                                                Net realized
                                          Net asset    Net     and unrealized
                                           value,   investment gain (loss) on
                                          beginning   income    investments
                                          of period   (loss)    and futures
-----------------------------------------------------------------------------
For The Years Ended January 31,
1999 - Class A Shares                      $26.59     $ 0.04       $ 7.02
1999 - Class B Shares                       26.32      (0.10)        6.91
1999 - Class C Shares                       26.24      (0.10)        6.89
1999 - Institutional Shares                 26.79       0.20         7.11
1999 - Service Shares                       26.53       0.06         7.01
-----------------------------------------------------------------------------
1998 - Class A Shares                       23.32       0.11         5.63
1998 - Class B Shares                       23.18       0.11         5.44
1998 - Class C Shares (commenced August
15, 1997)                                   27.48       0.03         1.22
1998 - Institutional Shares                 23.44       0.30         5.65
1998 - Service Shares                       23.27       0.19         5.57
-----------------------------------------------------------------------------
1997 - Class A Shares                       19.66       0.16         4.46
1997 - Class B Shares (commenced May 1,
1996)                                       20.44       0.04         3.70
1997 - Institutional Shares                 19.71       0.30         4.51
1997 - Service Shares (commenced June 7,
1996)                                       21.02       0.13         3.15
-----------------------------------------------------------------------------
1996 - Class A Shares                       14.61       0.19         5.43
1996 - Institutional Shares (commenced
June 15, 1995)                              16.97       0.16         3.23
-----------------------------------------------------------------------------
1995 - Class A Shares                       15.93       0.20        (0.38)
-----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B






   Distributions to shareholders
------------------------------------
                         From net                                                                 Ratio of
            In excess  realized gain Net increase                      Net assets   Ratio of   net investment
 From net     of net   on investment  (decrease)  Net asset            at end of  net expenses income (loss)
investment  investment  and futures  in net asset value, end Total       period    to average    to average
  income      income   transactions     value     of period  return/a/ (in 000s)   net assets    net assets
-----------------------------------------------------------------------------------------------------------
  $(0.03)     $(0.01)     $(0.63)       $ 6.39      $32.98    26.89%  $605,566      1.23%         0.15%
      --          --       (0.63)         6.18       32.50    26.19    152,347      1.85         (0.50)
      --          --       (0.63)         6.16       32.40    26.19     26,912      1.87         (0.53)
   (0.15)      (0.03)      (0.63)         6.50       33.29    27.65    307,200      0.69          0.69
   (0.10)      (0.02)      (0.63)         6.32       32.85    27.00     11,600      1.19          0.19
-----------------------------------------------------------------------------------------------------------
   (0.12)         --       (2.35)         3.27       26.59    24.96    398,393      1.28          0.51
      --       (0.06)      (2.35)         3.14       26.32    24.28     59,208      1.79         (0.05)
      --       (0.14)      (2.35)        (1.24)      26.24     4.85c     6,267      1.78b        (0.21)b
   (0.24)      (0.01)      (2.35)         3.35       26.79    25.76    202,893      0.65          1.16
   (0.07)      (0.08)      (2.35)         3.26       26.53    25.11      7,841      1.15          0.62
-----------------------------------------------------------------------------------------------------------
   (0.16)         --       (0.80)         3.66       23.32    23.75    225,968      1.29          0.91
   (0.04)      (0.16)      (0.80)         2.74       23.18    18.59c    17,258      1.83b         0.06b
   (0.28)         --       (0.80)         3.73       23.44    24.63    148,942      0.65          1.52
   (0.13)      (0.10)      (0.80)         2.25       23.27    15.92c     3,666      1.15b         0.69b
-----------------------------------------------------------------------------------------------------------
   (0.16)         --       (0.41)         5.05       19.66    38.63    129,045      1.25          1.01
   (0.24)         --       (0.41)         2.74       19.71    20.14c    64,829      0.65b         1.49b
-----------------------------------------------------------------------------------------------------------
   (0.20)         --       (0.94)        (1.32)      14.61    (1.10)    94,968      1.38          1.33
-----------------------------------------------------------------------------------------------------------

                             Ratios assuming no voluntary waiver
                                of fees or expense limitations
                             -----------------------------------
                                                   Ratio of
                                 Ratio of       net investment
                               expenses to     income (loss) to       Portfolio
                               average net          average           turnover
                                  assets          net  assets           rate
-------------------------------------------------------------------------------
For The Years Ended January
31,
1999 - Class A Shares                  1.36%              0.02%         63.79%
1999 - Class B Shares                  1.98              (0.63)         63.79
1999 - Class C Shares                  2.00              (0.66)         63.79
1999 - Institutional Shares            0.82               0.56          63.79
1999 - Service Shares                  1.32               0.06          63.79
-------------------------------------------------------------------------------
1998 - Class A Shares                  1.47               0.32          65.89
1998 - Class B Shares                  1.96              (0.22)         65.89
1998 - Class C Shares
(commenced August 15, 1997)            1.95b             (0.38)b        65.89
1998 - Institutional Shares            0.82               0.99          65.89
1998 - Service Shares                  1.32               0.45          65.89
-------------------------------------------------------------------------------
1997 - Class A Shares                  1.35b              0.49b         37.28
1997 - Class B Shares
(commenced May 1, 1996)                1.53               0.67          37.78
1997 - Institutional Shares            2.00b             (0.11)b        37.28
1997 - Service Shares
(commenced June 7, 1996)               0.85               1.32          37.28
-------------------------------------------------------------------------------
1996 - Class A Shares                  1.55               0.71          39.35
1996 - Institutional Shares
(commenced June 15, 1995)              0.96b              1.18b         39.35
-------------------------------------------------------------------------------
1995 - Class A Shares                  1.63               1.08          56.18
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE LARGE CAP GROWTH FUND


                                                             Income from
                                                       investment operations/d/
                                                      -------------------------

                                                                  Net realized
                                            Net asset    Net     and unrealized
                                             value,   investment    gain on
                                            beginning   income    investments
                                            of period   (loss)    and futures
-------------------------------------------------------------------------------
For the Year Ended January 31,
1999 - Class A Shares                        $11.97     $ 0.01       $4.19
1999 - Class B Shares                         11.92      (0.06)       4.12
1999 - Class C Shares                         11.93      (0.05)       4.11
1999 - Institutional Shares                   11.97       0.02        4.23
1999 - Service Shares                         11.95      (0.01)       4.17
-------------------------------------------------------------------------------
For the Period Ended January 31,
1998 - Class A Shares (commenced May 1,
 1997)                                        10.00       0.01        2.35
1998 - Class B Shares (commenced May 1,
 1997)                                        10.00      (0.03)       2.33
1998 - Class C Shares (commenced August
 15, 1997)                                    11.80      (0.02)       0.54
1998 - Institutional Shares (commenced May
 1, 1997)                                     10.00       0.01        2.35
1998 - Service Shares (commenced May 1,
 1997)                                        10.00      (0.02)       2.35
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B







           Distributions to
             Shareholders
  -------------------------------------
                            From net
                            realized
     From      In excess    gain on        Net     Net asset           Net assets   Ratio of
     Net         of net    investment   increase    value,             at end of  net expenses
  Investment   investment and futures    in net     end of    Total      period    to average
    Income       income   transactions asset value  period   return/a/ (in 000s)   net assets
--------------------------------------------------------------------------------------------
    $  --        $   --      $  --        $4.20     $16.17    35.10%  $175,510      0.97%
       --            --         --         4.06      15.98    34.07     93,711      1.74
       --            --         --         4.06      15.99    34.04     37,081      1.74
       --         (0.01)        --         4.24      16.21    35.54    295,734      0.65
       --            --         --         4.16      16.11    34.85      1,663      1.15
--------------------------------------------------------------------------------------------
    (0.01)           --      (0.38)        1.97      11.97    23.79c    53,786      0.91b
       --            --      (0.38)        1.92      11.92    23.26c    13,857      1.67b
       --         (0.01)     (0.38)        0.13      11.93     4.56c     4,132      1.68b
    (0.01)           --      (0.38)        1.97      11.97    23.89c     4,656      0.72b
       --            --      (0.38)        1.95      11.95    23.56c       115      1.17b
--------------------------------------------------------------------------------------------

                                                Ratios assuming no
                                             voluntary waiver of fees
                                              or expense limitations
                                           ----------------------------
                              Ratio of                   Ratio of net
                           net investment   Ratio of      investment
                          income (loss) to expenses to income (loss) to Portfolio
                            average net    average net   average net    turnover
                               assets        assets         assets        rate
---------------------------------------------------------------------------------
For the Year Ended
 January 31,
1999 - Class A Shares           0.05 %        1.46%         (0.44)%       63.15%
1999 - Class B Shares          (0.73)         2.11          (1.10)        63.15
1999 - Class C Shares          (0.74)         2.11          (1.11)        63.15
1999 - Institutional
 Shares                         0.35          1.02          (0.02)        63.15
1999 - Service Shares          (0.16)         1.52          (0.53)        63.15
---------------------------------------------------------------------------------
For the Period Ended
 January 31,
1998 - Class A Shares
 (commenced May 1, 1997)        0.12 b        2.40b         (1.37)b       74.97c
1998 - Class B Shares
 (commenced May 1, 1997)       (0.72)b        2.91b         (1.96)b       74.97c
1998 - Class C Shares
 (commenced August 15,
 1997)                         (0.76)b        2.92b         (2.00)b       74.97c
1998 - Institutional
 Shares (commenced May
 1, 1997)                       0.42 b        1.96b         (0.82)b       74.97c
1998 - Service Shares
 (commenced May 1, 1997)       (0.21)b        2.41b         (1.45)b       74.97c
---------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE SMALL CAP EQUITY FUND

                                                          Income from
                                                    investment operations/d/
                                                   -------------------------
                                                                   Net
                                                               realized and
                                                                unrealized
                                         Net asset    Net     gain (loss) on
                                          value,   investment   investment
                                         beginning   income    and futures
                                         of period   (loss)    transactions
----------------------------------------------------------------------------
For the Year Ended January 31,
1999 - Class A Shares                     $10.59     $0.01        $(0.43)
1999 - Class B Shares                      10.56     (0.05)        (0.44)
1999 - Class C Shares                      10.57     (0.04)        (0.45)
1999 - Institutional Shares                10.61      0.04         (0.43)
1999 - Service Shares                      10.60      0.01         (0.44)
----------------------------------------------------------------------------
For the Period Ended January 31,
1998 - Class A Shares (commenced August
 15, 1997)                                 10.00     (0.01)         0.65
1998 - Class B Shares (commenced August
 15, 1997)                                 10.00     (0.03)         0.64
1998 - Class C Shares (commenced August
 15, 1997)                                 10.00     (0.02)         0.64
1998 - Institutional Shares (commenced
 August 15, 1997)                          10.00      0.01          0.65
1998 - Service Shares (commenced August
 15, 1997)                                 10.00      0.01          0.64
----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B





     Distributions to
       Shareholders
  --------------------------

                 From net
                 realized
     From        gain on        Net     Net asset            Net assets   Ratio of
     Net        investment   increase     value              at end of  net expenses
  investment   and futures    in net     end of    Total       period    to average
    income     transactions asset value  period   return/a/  (in 000s)   net assets
----------------------------------------------------------------------------------
    $(0.01)       $  --       $(0.43)    $10.16    (3.97)%  $64,087       1.31%
        --           --        (0.49)     10.07    (4.64)    15,406       2.00
        --           --        (0.49)     10.08    (4.64)     6,559       2.01
     (0.02)          --        (0.41)     10.20    (3.64)    62,763       0.94
     (0.01)          --        (0.44)     10.16    (4.07)        54       1.44
----------------------------------------------------------------------------------
        --        (0.05)        0.59      10.59     6.37c    11,118       1.25b
        --        (0.05)        0.56      10.56     6.07c     9,957       1.95b
        --        (0.05)        0.57      10.57     6.17c     2,557       1.95b
        --        (0.05)        0.61      10.61     6.57c     9,026       0.95b
        --        (0.05)        0.60      10.60     6.47c         2       1.45b
----------------------------------------------------------------------------------

                                               Ratios assuming no
                                            voluntary waiver of fees
                                             or expense limitations
                                            -------------------------

                              Ratio of net              Ratio of net
                               investment    Ratio of    investment
                              income (loss) expenses to income (loss) Portfolio
                               to average   average net  to average   turnover
                               net assets     assets     net assets     rate
-------------------------------------------------------------------------------
For the Year Ended January
 31,
1999 - Class A Shares              0.08%       2.00%        (0.61)%     75.38%
1999 - Class B Shares             (0.55)       2.62         (1.17)      75.38
1999 - Class C Shares             (0.56)       2.63         (1.18)      75.38
1999 - Institutional Shares        0.60        1.56         (0.02)      75.38
1999 - Service Shares              0.01        2.06         (0.61)      75.38
-------------------------------------------------------------------------------
For the Period Ended January
 31,
1998 - Class A Shares
 (commenced August 15, 1997)      (0.36)b      3.92b        (3.03)b     37.65c
1998 - Class B Shares
 (commenced August 15, 1997)      (1.04)b      4.37b        (3.46)b     37.65c
1998 - Class C Shares
 (commenced August 15, 1997)      (1.07)b      4.37b        (3.49)b     37.65c
1998 - Institutional Shares
 (commenced August 15, 1997)       0.15b       3.37b        (2.27)b     37.65c
1998 - Service Shares
 (commenced August 15, 1997)       0.40b       3.87b        (2.02)b     37.65c
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CAPITAL GROWTH FUND


                                                          Income from
                                                    investment operations/d/
                                                   -------------------------
                                                               Net realized
                                         Net asset    Net     and unrealized
                                          value,   investment gain (loss) on
                                         beginning   income     investment
                                         of period   (loss)    transactions
----------------------------------------------------------------------------
For the Years Ended January 31,
1999 - Class A Shares                     $18.48     $(0.03)      $6.35
1999 - Class B Shares                      18.27      (0.12)       6.19
1999 - Class C Shares                      18.24      (0.10)       6.15
1999 - Institutional Shares                18.45       0.01        6.38
1999 - Service Shares                      18.46      (0.04)       6.31
----------------------------------------------------------------------------
1998 - Class A Shares                      16.73       0.02        4.78
1998 - Class B Shares                      16.67       0.02        4.61
1998 - Class C Shares (commenced August
 15, 1997)                                 19.73      (0.02)       1.60
1998 - Institutional Shares (commenced
 August 15, 1997)                          19.88       0.02        1.66
1998 - Service Shares (commenced August
 15, 1997)                                 19.88      (0.01)       1.66
----------------------------------------------------------------------------
1997 - Class A Shares                      14.91       0.10        3.56
1997 - Class B Shares (commenced May 1,
 1996)                                     15.67       0.01        2.81
----------------------------------------------------------------------------
1996 - Class A Shares                      13.67       0.12        3.93
----------------------------------------------------------------------------
1995 - Class A Shares                      15.96       0.03       (0.69)
----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B






           Distributions to
             shareholders
  --------------------------------------

               In excess    From net    Net increase                      Net assets   Ratio of
   From net      of net   realized gain  (decrease)  Net asset            at end of  net expenses
  investment   investment on investment    in net    value, end  Total      period    to average
    income       income   transactions  asset value  of period  return/a/ (in 000s)   net assets
---------------------------------------------------------------------------------------------------
    $ --         $ --        $(0.77)       $5.55       $24.03    34.58% $1,992,716     1.42%
      --           --         (0.77)        5.30        23.57    33.60     236,369     2.19
      --           --         (0.77)        5.28        23.52    33.55      60,234     2.19
      --           --         (0.77)        5.62        24.07    35.02      41,817     1.07
      --           --         (0.77)        5.50        23.96    34.34       3,085     1.57
---------------------------------------------------------------------------------------------------
    (0.01)       (0.01)       (3.03)        1.75        18.48    29.71   1,256,595     1.40
      --           --         (3.03)        1.60        18.27    28.73      40,827     2.18
      --         (0.04)       (3.03)       (1.49)       18.24     8.83c      5,395     2.21b
    (0.01)       (0.07)       (3.03)       (1.43)       18.45     9.31c      7,262     1.16b
      --         (0.04)       (3.03)       (1.42)       18.46     9.18c          2     1.50b
---------------------------------------------------------------------------------------------------
    (0.10)       (0.02)       (1.72)        1.82        16.73    25.97     920,646     1.40
    (0.01)       (0.09)       (1.72)        1.00        16.67    19.39c      3,221     2.15b
---------------------------------------------------------------------------------------------------
    (0.12)         --         (2.69)        1.24        14.91    30.45     881,056     1.36
---------------------------------------------------------------------------------------------------
    (0.01)         --         (1.62)       (2.29)       13.67    (4.38)    862,105     1.38
---------------------------------------------------------------------------------------------------

                                                 Ratios assuming no
                                              voluntary waiver of fees
                                               or expense limitations
                                             --------------------------
                                 Ratio of                   Ratio of
                              net investment  Ratio of   net investment
                              income (loss)  expenses to income (loss)  Portfolio
                                to average   average net   to average   turnover
                                net assets     assets      net assets     rate
---------------------------------------------------------------------------------
For the Years Ended
 January 31,
1999 - Class A Shares             (0.18)%       1.58%        (0.34)%      30.17%
1999 - Class B Shares             (0.98)        2.21         (1.00)       30.17
1999 - Class C Shares             (1.00)        2.21         (1.02)       30.17
1999 - Institutional
 Shares                            0.11         1.09          0.09        30.17
1999 - Service Shares             (0.37)        1.59         (0.39)       30.17
---------------------------------------------------------------------------------
1998 - Class A Shares              0.08         1.65         (0.17)       61.50
1998 - Class B Shares             (0.77)        2.18         (0.77)       61.50
1998 - Class C Shares
 (commenced August 15,
 1997)                            (0.86)b       2.21b        (0.86)b      61.50
1998 - Institutional
 Shares (commenced August
 15, 1997)                         0.18b        1.16b         0.18b       61.50
1998 - Service Shares
 (commenced August 15, 1997)      (0.16)b       1.50b        (0.16)b      61.50
---------------------------------------------------------------------------------
1997 - Class A Shares              0.62         1.65          0.37        52.92
1997 - Class B Shares
 (commenced May 1, 1996)          (0.39)b       2.15b        (0.39)b      52.92
---------------------------------------------------------------------------------
1996 - Class A Shares              0.65         1.61          0.40        63.90
---------------------------------------------------------------------------------
1995 - Class A Shares              0.16         1.63         (0.09)       38.36
---------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 MID CAP VALUE FUND


                                                    Income from
                                              investment operations/d/
                                          -------------------------------
                                                         Net realized
                                                        and unrealized
                                                        gain (loss) on
                                Net asset    Net         investment,
                                 value,   investment      option and
                                beginning   income     foreign currency
                                of period   (loss)   related transactions
-----------------------------------------------------------------------------
  For the Years Ended January
   31,
  1999 - Class A Shares          $21.61     $0.10           $(2.38)
  1999 - Class B Shares           21.57     (0.05)           (2.35)
  1999 - Class C Shares           21.59     (0.05)           (2.34)
  1999 - Institutional Shares     21.65      0.19            (2.38)
  1999 - Service Shares           21.62      0.03            (2.31)
-----------------------------------------------------------------------------
  1998 - Class A Shares
   (commenced August 15, 1997)    23.63      0.09             0.76
  1998 - Class B Shares
   (commenced August 15, 1997)    23.63      0.06             0.74
  1998 - Class C Shares
   (commenced August 15, 1997)    23.63      0.06             0.76
  1998 - Institutional Shares     18.73      0.16             5.66
  1998 - Service Shares
   (commenced July 18, 1997)      23.01      0.09             1.40
-----------------------------------------------------------------------------
  1997 - Institutional Shares     15.91      0.24             3.77
-----------------------------------------------------------------------------
  For the Period Ended January
   31,
  1996 - Institutional Shares
   (commenced August 1, 1995)     15.00      0.13             0.90
-----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B



        Distributions to shareholders
  ---------------------------------------------

                                From net
                             realized gain
               In excess     on investment,    Net increase                        Net assets   Ratio of
   From net      of net        option and       (decrease)  Net asset              at end of  net expenses
  investment   investment   foreign currency   in net asset value, end  Total        period    to average
    income       income   related transactions    value     of period  return/a/   (in 000s)   net assets
--------------------------------------------------------------------------------------------------------
    $(0.07)      $  --           $(0.88)          $(3.23)     $18.38   (10.48)%   $70,578       1.33%
        --          --            (0.88)           (3.28)      18.29   (11.07)     37,821       1.93
     (0.02)         --            (0.88)           (3.29)      18.30   (11.03)     10,800       1.93
     (0.21)         --            (0.88)           (3.28)      18.37   (10.07)    196,512       0.87
     (0.17)         --            (0.88)           (3.33)      18.29   (10.48)        289       1.37
--------------------------------------------------------------------------------------------------------
     (0.06)      (0.04)           (2.77)           (2.02)      21.61     3.42c     90,588       1.35b
     (0.09)         --            (2.77)           (2.06)      21.57     3.17c     28,743       1.85b
     (0.09)         --            (2.77)           (2.04)      21.59     3.27c      6,445       1.85b
     (0.13)         --            (2.77)            2.92       21.65    30.86     236,440       0.85
     (0.11)         --            (2.77)           (1.39)      21.62     6.30c          8       1.35b
--------------------------------------------------------------------------------------------------------
     (0.24)      (0.93)           (0.02)            2.82       18.73    25.63     145,253       0.85
--------------------------------------------------------------------------------------------------------
     (0.12)         --               --             0.91       15.91     6.89c    135,671       0.85b
--------------------------------------------------------------------------------------------------------

                                              Ratios assuming no
                                              expense limitations
                                          --------------------------
                               Ratio of
                                  net
                               investment                Ratio of
                                income     Ratio of   net investment
                               loss) to   expenses to income (loss)  Portfolio
                              average net average net to average net turnover
                                assets      assets        assets       rate
------------------------------------------------------------------------------
For the Years Ended January
 31,
1999 - Class A Shares             0.38%      1.41%         0.30%       92.18%
1999 - Class B Shares            (0.22)      2.01         (0.30)       92.18
1999 - Class C Shares            (0.22)      2.01         (0.30)       92.18
1999 - Institutional Shares       0.83       0.95          0.75        92.18
1999 - Service Shares             0.32       1.45          0.24        92.18
------------------------------------------------------------------------------
1998 - Class A Shares
 (commenced August 15, 1997)      0.33b      1.47b         0.21b       62.60
1998 - Class B Shares
 (commenced August 15, 1997)     (0.20)b     1.97b        (0.32)b      62.60
1998 - Class C Shares
 (commenced August 15, 1997)     (0.23)b     1.97b        (0.35)b      62.60
1998 - Institutional Shares       0.78       0.97          0.66        62.60
1998 - Service Shares
 (commenced July 18, 1997)        0.63b      1.43b         0.51b       62.60
------------------------------------------------------------------------------
1997 - Institutional Shares       1.35       0.91          1.29        74.03
------------------------------------------------------------------------------
For the Period Ended January
 31,
1996 - Institutional Shares
 (commenced August 1, 1995)       1.67b      0.98b         1.54b       58.77c
------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 SMALL CAP VALUE FUND

                                                      Income (loss) from
                                                    investment operations/d/
                                                ------------------------------
                                                              Net realized and
                                                                 unrealized
                                      Net asset                 gain (loss)
                                       value,        Net       on investment
                                      beginning  investment     and options
                                      of period income (loss)   transactions
------------------------------------------------------------------------------
For the Years Ended January 31,
1999 - Class A Shares                  $24.05      $(0.06)         $(4.48)
1999 - Class B Shares                   23.73       (0.21)          (4.42)
1999 - Class C Shares                   23.73       (0.18)          (4.43)
1999 - Institutional Shares             24.09        0.03           (4.50)
1999 - Service Shares                   24.05       (0.04)          (4.51)
------------------------------------------------------------------------------
1998 - Class A Shares                   20.91        0.14            5.33
1998 - Class B Shares                   20.80       (0.01)           5.27
1998 - Class C Shares (commenced
 August 15, 1997)                       24.69       (0.06)           1.43
1998 - Institutional Shares
 (commenced August 15, 1997)            24.91        0.03            1.48
1998 - Service Shares (commenced
 August 15, 1997)                       24.91       (0.01)           1.48
------------------------------------------------------------------------------
1997 - Class A Shares                   17.29       (0.21)           4.92
1997 - Class B Shares (commenced May
 1, 1996)                               20.79       (0.11)           1.21
------------------------------------------------------------------------------
1996 - Class A Shares                   16.14       (0.23)           1.39
------------------------------------------------------------------------------
1995 - Class A Shares                   20.67       (0.07)          (3.53)
------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B





      Distributions to
        shareholders
  ---------------------------
                 From net
  In excess    realized gain Net increase Net asset             Net assets   Ratio of
    of net     on investment  (decrease)   value,               at end of  net expenses
  investment    and options  in net asset  end of    Total        period    to average
    income     transactions     value      period   return/a/   (in 000s)   net assets
-------------------------------------------------------------------------------------
    $  --         $(1.00)       $(5.54)    $18.51   (17.37)%   $261,661      1.50%
       --          (1.00)        (5.63)     18.10   (18.00)      42,879      2.25
       --          (1.00)        (5.61)     18.12   (17.91)       8,212      2.25
       --          (1.00)        (5.47)     18.62   (17.04)      15,351      1.13
       --          (1.00)        (5.55)     18.50   (17.41)         261      1.62
-------------------------------------------------------------------------------------
       --          (2.33)         3.14      24.05    26.17      370,246      1.54
       --          (2.33)         2.93      23.73    25.29       42,677      2.29
    (0.34)         (1.99)        (0.96)     23.73     5.51c       5,604      2.09b
    (0.28)         (2.05)        (0.82)     24.09     6.08c      14,626      1.16b
    (0.31)         (2.02)        (0.86)     24.05     5.91c           2      1.45b
-------------------------------------------------------------------------------------
       --          (1.09)         3.62      20.91    27.28      212,061      1.60
       --          (1.09)         0.01      20.80     5.39c       3,674      2.35b
-------------------------------------------------------------------------------------
       --          (0.01)         1.15      17.29     7.20      204,994      1.41
-------------------------------------------------------------------------------------
    (0.24)         (0.69)        (4.53)     16.14   (17.53)     319,487      1.53
-------------------------------------------------------------------------------------

                                           Ratios assuming no voluntary
                                                waiver of fees or
                                               expense limitations
                                           ----------------------------------
                              Ratio of                           Ratio of
                           net investment    Ratio of         net investment
                          income (loss) to expenses to         income (loss)        Portfolio
                            average net    average net        to average net        turnover
                               assets         assets               assets             rate
---------------------------------------------------------------------------------------------
For the Years Ended
 January 31,
1999 - Class A Shares          (0.24)%                 1.74%               (0.48)%    98.46%
1999 - Class B Shares          (0.99)                  2.29                (1.03)     98.46
1999 - Class C Shares          (0.99)                  2.29                (1.03)     98.46
1999 - Institutional
 Shares                         0.13                   1.17                 0.09      98.46
1999 - Service Shares          (0.47)                  1.66                (0.51)     98.46
---------------------------------------------------------------------------------------------
1998 - Class A Shares          (0.28)                  1.76                (0.50)     84.81
1998 - Class B Shares          (0.92)                  2.29                (0.92)     84.81
1998 - Class C Shares
 (commenced August
 15, 1997)                     (0.79)b                 2.09b               (0.79)b    84.81
1998 - Institutional
 Shares (commenced
 August 15, 1997)               0.27b                  1.16b                0.27b     84.81
1998 - Service Shares
 (commenced August 15,
 1997)                         (0.07)b                 1.45b               (0.07)b    84.81
---------------------------------------------------------------------------------------------
1997 - Class A Shares          (0.72)                  1.85                (0.97)     99.46
1997 - Class B Shares
 (commenced May 1, 1996)       (1.63)b                 2.35b               (1.63)b    99.46
---------------------------------------------------------------------------------------------
1996 - Class A Shares          (0.59)                  1.66                (0.84)     57.58
---------------------------------------------------------------------------------------------
1995 - Class A Shares          (0.53)                  1.78                (0.78)     43.67
---------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

Appendix C
Prior Performance of Similarly Advised Accounts of the Investment Adviser

 CORE LARGE CAP VALUE FUND

 The following table sets forth the Investment Adviser's composite perfor-mance data relating to the historical performance of all discretionary pri-vate accounts managed by the Investment Adviser that have investment objec-tives, policies, and strategies substantially similar to the CORE Large Cap Value Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as mea-sured against the Russell 1000 Value Index and does not represent the per-formance of the CORE Large Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the CORE Large Cap Value Fund nor should investors consider this data as an indication of future performance of the CORE Large Cap Value Fund or of the Investment Adviser. The Russell 1000 Value Index is unmanaged and investors cannot invest directly in the Index.

                      Private Account    Private Account    Private Account   Private Account
                       Net Composite       Net Composite      Net Composite    Net Composite  Russell
                        Performance        Performance        Performance       Performance     1000
                     (including Class A (including Class B (including Class C   (excluding     Value
                       sales charge)      sales charge)      sales charge)    sales charges)   Index
-----------------------------------------------------------------------------------------------------
  1998                      5.28%              6.41%             10.46%            11.41%      15.64%
  1997                     25.56%             27.57%             31.87%            32.87%      35.18%
  1996                     19.35%             21.29%             25.29%            26.29%      21.64%
  1995                     30.34%             32.92%             36.92%            37.92%      38.35%
  1994                    (7.55)%            (7.06)%            (3.14)%           (2.17)%     (2.01)%
  1993                     10.48%             11.90%             15.90%            16.90%      18.12%
  8/1/92 - 12/31/92       (0.41)%              0.39%              4.39%             5.39%       4.01%
-----------------------------------------------------------------------------------------------------

                                             Average Annual Total Return for
                                                           the
                                                  Period Ended 12/31/98
                                                                      Since
                                                                    Inception
                                             1 Year 3 Years 5 Years (8/1/92)
-----------------------------------------------------------------------------
  Private Account Net Composite Performance
   (including Class A sales charge)           5.28% 20.87%  18.95%   18.69%
  Private Account Net Composite Performance
   (including Class B sales charge)           6.41% 22.66%  20.14%   19.33%
  Private Account Net Composite Performance
   (including Class C sales charge)          10.46% 23.18%  20.33%   19.33%
  Private Account Net Composite Performance
   (excluding sales charges)                 11.41% 23.18%  20.33%   19.33%
  Russell 1000 Value Index                   15.64% 23.88%  20.85%   19.68%
-----------------------------------------------------------------------------

 In accordance with the standards of the Association for Investment Manage-ment and Research ("AIMR"), the Investment Adviser's composite performance information was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. The composite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for federal and state taxes, if any. Total return performance of the CORE Large Cap Value Fund will be calculated in accordance with the reg-ulations of the SEC. The SEC standardized average annualized total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different per-formance data for identical time periods.

 Performance reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum CDSC with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Investment Adviser's net composite performance data were 0.59% annualized, which are lower than the estimated expenses of Class A, Class B and Class C Shares of the CORE Large Cap Value Fund stated under "Fund Fees and Expenses" above. The performance of the private accounts

                                                                      APPENDIX C


 would have been lower if they had been subject to the expenses of the CORE Large Cap Value Fund. In addition, the private accounts are not subject to the same diversification requirements, specific tax restrictions and invest-ment limitations imposed on the CORE Large Cap Value Fund by the Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the fed-eral securities laws.

Appendix D
Prior Performance of Similarly Advised Accounts of the Investment Adviser

 STRATEGIC GROWTH FUND

 The following table sets forth the Investment Adviser's composite perfor-mance data relating to the historical performance of all discretionary pri-vate accounts managed by the Investment Adviser that have investment objec-tives, policies, and strategies substantially similar to the Strategic Growth Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as mea-sured against the S&P 500 Index and does not represent the performance of the Strategic Growth Fund. Investors should not consider this performance data as a substitute for the performance of the Strategic Growth Fund nor should investors consider this data as an indication of future performance of the Strategic Growth Fund or of the Investment Adviser. The S&P 500 Index is unmanaged and investors cannot invest directly in the Index.

         Private Account    Private Account    Private Account   Private Account
          Net Composite       Net Composite      Net Composite    Net Composite
           Performance        Performance        Performance       Performance
        (including Class A (including Class B (including Class C   (excluding    S&P 500
          sales charge)      sales charge)      sales charge)    sales charges)   Index
----------------------------------------------------------------------------------------
  1998        27.91%             30.35%             34.35%           35.35%      28.57%
  1997        33.37%             36.14%             40.14%           41.14%      33.37%
  1996        15.12%             16.79%             20.79%           21.79%      22.95%
  1995        21.02%             23.07%             27.07%           28.07%      37.58%
  1994        -7.11%             -6.69%             -2.69%           -1.69%       1.32%
  1993        10.66%             12.10%             16.10%           17.10%      10.08%
  1992         3.21%              4.22%              8.22%            9.22%       7.62%
  1991        29.88%             32.44%             36.44%           37.44%      30.47%
  1990       -14.31%            -14.32%            -10.32%           -9.32%      -3.05%
  1989        26.46%             28.82%             32.82%           33.82%      31.70%
  1988       16.83v%             18.63%             22.63%           23.63%      16.61%
  1987        -0.45%              0.34%              4.34%            5.34%       5.25%
  1986        12.44%             13.99%             17.99%           18.99%      18.67%
  1985        30.39%             32.98%             36.98%           37.98%      31.73%
  1984        2.55v%              3.52%              7.52%            8.52%       6.19%
  1983        27.02%             29.41%             33.41%           34.41%      22.56%
  1982        27.04%             29.43%             33.43%           34.43%      21.55%
  1981        -4.54%             -3.98%              0.02%            1.02%      -4.97%
----------------------------------------------------------------------------------------

                                                                      APPENDIX D


                                      Average Annual Total Return for the
                                             Period Ended 12/31/98
                                                                     Since
                                                                   Inception
                                   1 Year 3 Years 5 Years 10 Years (1/1/81)
----------------------------------------------------------------------------
  Private Account Net Composite
   Performance
   (including Class A sales
   charge)                         27.91% 30.01%  22.56%   19.43%   19.57%
  Private Account Net Composite
   Performance
   (including Class B sales
   charge)                         30.35% 32.07%  23.37%   20.11%   19.96%
  Private Account Net Composite
   Performance
   (including Class C sales
   charge)                         34.35% 32.51%  23.98%   20.11%   19.96%
  Private Account Net Composite
   Performance
   (excluding sales charges)       35.35% 32.51%  23.98%   20.11%   19.96%
  S&P 500 Index                    28.57% 28.23%  24.06%   19.22%   16.94%
----------------------------------------------------------------------------

In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance informa-tion was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. The com-posite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for federal and state taxes, if any. Total return performance of the Strategic Growth Fund will be calculated in accordance with the regulations of the SEC. The SEC stan-dardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

Performance reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum CDSC with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Investment Adviser's net composite performance data were 0.76% annualized, which are lower than the estimated expenses of Class A, Class B and Class C Shares of the Strategic Growth Fund stated under "Fund Fees and Expenses" above. The performance of the private accounts would have been lower if they had been subject to the expenses of the Strategic Growth Fund. In addition, the private accounts are not subject to the same diversification requirements, spe-cific tax restrictions and investment limitations imposed on the Strategic Growth Fund by the Act and Subchapter M of the Code. Consequently, the perfor-mance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

Index

   1 General Investment Management Approach
   4 Fund Investment Objectives and Strategies
       4 Goldman Sachs Balanced Fund
       6 Goldman Sachs Growth and Income Fund
       7 Goldman Sachs CORE Large Cap Value Fund
       8 Goldman Sachs CORE U.S. Equity Fund
       9 Goldman Sachs CORE Large Cap Growth Fund
      10 Goldman Sachs CORE Small Cap Equity Fund
      11 Goldman Sachs Capital Growth Fund
      12 Goldman Sachs Strategic Growth Fund
      13 Goldman Sachs Growth Opportunities Fund
      14 Goldman Sachs Mid Cap Value Fund
      15 Goldman Sachs Small Cap Value Fund
      16 Goldman Sachs Large Cap Value Fund
  18 Other Investment Practices and Securities
  22 Principal Risks of the Funds
  26 Fund Performance

  36 Fund Fees and Expenses
  53 Service Providers
  62 Dividends
  64 Shareholder Guide
      64 How To Buy Shares
      73 How To Sell Shares
  83 Taxation
  85 Appendix A
     Additional Information
     on Portfolio Risks,
     Securities and
     Techniques
 106 Appendix B
     Financial Highlights
 145 Appendix C
     CORE Large Cap Value
     Fund--Prior Performance
     of Similarly Advised
     Accounts of the
     Investment Adviser
 148 Appendix D
     Strategic Growth Fund--
     Prior Performance of
     Similarly Advised
     Accounts of the
     Investment Adviser

Domestic Equity Funds
Prospectus (Class A, B and C Shares)

 FOR MORE INFORMATION


 Annual/Semiannual Report
 Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

 Statement of Additional Information
 Additional information about the Funds and their policies is also available in the Funds' Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Pro-spectus).

 The Funds' annual and semiannual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-526-7384.

 To obtain other information and for shareholder inquiries:
 By telephone - Call 1-800-526-7384
 By mail - Goldman Sachs Funds, 4900 Sears Tower - 60th Floor, Chicago, IL 60606-6372
 By e-mail - gs-funds@gs.com
 On the Internet - Text-only versions of the Funds' documents are located online and may be downloaded from:
    SEC - http://www.sec.gov
    Goldman Sachs - http://www.gs.com (Prospectus Only)

 You may review and obtain copies of Fund documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Fund documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.

                      [LOGO] GOLDMAN
                             SACHS

        The Funds' investment company registration number is 811-5349.

506737
EQDOMPROABC

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+Information contained herein is subject to completion or amendment. A         +
+registration statement relating to these securities has been filed with the + +Securities and Exchange Commission. These securities may not be sold nor may +
+offers to buy be accepted prior to the time the registration statement        +
+becomes effective. This prospectus shall not constitute an offer to sell or + +the solicitation of an offer to buy nor shall there be any sale of these + +securities in any State in which such offer, solicitation or sale would be + +unlawful prior to registration or qualification under the securities laws of +
+any State.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++



              Preliminary Prospectus dated September 16, 1999

                           Subject to Completion


 Prospectus                                      Institutional
                                                 Shares

                                                 November
                                                 30, 1999


 GOLDMAN SACHS DOMESTIC EQUITY FUNDS

                                                .Goldman
                                                 Sachs
                                                 Balanced
                                                 Fund

                                                .Goldman
                                                 Sachs
                                                 Growth and
                                                 Income
                                                 Fund

                                                .Goldman
                                                 Sachs CORE
                                                 Large Cap
                                                 Value Fund

                                                .Goldman
                                                 Sachs CORE
                                                 U.S.
                                                 Equity
                                                 Fund
 [Artwork to Appear Here]
                                                .Goldman
                                                 Sachs CORE
                                                 Large Cap
                                                 Growth
                                                 Fund

                                                .Goldman
                                                 Sachs CORE
                                                 Small Cap
                                                 Equity
                                                 Fund

                                                .Goldman
                                                 Sachs
                                                 Capital
                                                 Growth
                                                 Fund

                                                .Goldman
                                                 Sachs
                                                 Strategic
                                                 Growth
                                                 Fund

                                                .Goldman
                                                 Sachs
                                                 Growth
                                                 Opportunities
                                                 Fund

                                                .Goldman
                                                 Sachs Mid
                                                 Cap Value
                                                 Fund
                                                 (formerly
                                                 Mid
                                                 Cap Equity)

                                                .Goldman
                                                 Sachs
                                                 Small Cap
                                                 Value
  THE SECURITIES AND EXCHANGE                    Fund
  COMMISSION HAS NOT APPROVED OR
  DISAPPROVED THESE SECURITIES                  .Goldman
  OR PASSED UPON THE ADEQUACY OF                 Sachs
  THIS PROSPECTUS. ANY                           Large Cap
  REPRESENTATION TO THE CONTRARY                 Value
  IS A CRIMINAL OFFENSE.                         Fund


  AN INVESTMENT IN A FUND IS NOT          [LOGO OF GOLDMAN SACHS APPEARS HERE]
  A BANK DEPOSIT AND IS NOT
  INSURED BY THE FEDERAL DEPOSIT
  INSURANCE CORPORATION OR ANY
  OTHER GOVERNMENT AGENCY. AN
  INVESTMENT IN A FUND INVOLVES
  INVESTMENT RISKS, INCLUDING
  POSSIBLE LOSS OF PRINCIPAL.

General Investment Management Approach

 Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Funds Management, L.P. are each referred to in this Prospectus as the "Investment Adviser."

 VALUE STYLE FUNDS


 Goldman Sachs' Value Investment Philosophy:

 Through intensive, hands-on research our portfolio team seeks to identify:


 1. Attractive valuation opportunities where:

 .The intrinsic value of the business is not reflected in the stock price

 .The stock price is overdiscounted due to a temporary event

 2. Well-positioned businesses that have:

 .Attractive returns on capital

 .Sustainable earnings and cash flow

 .Strong company management focused on long-term returns to shareholders

 Business quality, conservative valuation, and thoughtful portfolio construc-tion are the key elements of our value approach.

--------------------------------------------------------------------------------

 GROWTH STYLE FUNDS


 Goldman Sachs' Growth Investment Philosophy:
 1. Invest as if buying the company/business, not simply trading its stock:
 .Understand the business, management, products and competition.
 .Perform intensive, hands-on fundamental research.
 .Seek businesses with strategic competitive advantages.
 .Over the long-term, expect each company's stock price ultimately to track the growth of the business.

 2. Buy high-quality growth businesses that possess strong business fran-chises, favorable long-term prospects and excellent management.

 3. Purchase superior long-term growth companies at a favorable price--seek to purchase at a fair valuation, giving the investor the potential to fully capture returns from above-average growth rates.

 Growth companies have earnings expectations that exceed those of the stock market as a whole.

--------------------------------------------------------------------------------

 QUANTITATIVE ("CORE") STYLE FUNDS


 Goldman Sachs' CORE Investment Philosophy:
 Goldman Sachs' quantitative style of funds--CORE--emphasizes the two build-ing blocks of active management: stock selection and portfolio construction.

 I. CORE Stock Selection
 The CORE Funds use the Goldman Sachs' proprietary multifactor model ("Multifactor Model"), a rigorous computerized rating system, to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of:
 .Value (price-to-book, price-to-earnings, cash flow to enterprise value) .Momentum (earnings momentum, price momentum, sustainable growth)
 .Risk (market risk, company-specific risk, earnings risk)
 .Research (fundamental research ratings of Goldman Sachs and other analysts)

 All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

 II. CORE Portfolio Construction
 A proprietary computer optimizer calculates every security combination (at every possible weighting) to construct the most efficient risk/return port-folio given each CORE Fund benchmark. In this process, the Investment Adviser manages risk by limiting deviations from the benchmark, running size and sector neutral portfolios.

 Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good founda-tions on which to build a portfolio.

--------------------------------------------------------------------------------

Fund Investment Objectives and Strategies
 Goldman Sachs
 Balanced Fund

        FUND FACTS
--------------------------------------------------------------------------------

        Objective:  Long-term growth of capital and current income

       Benchmarks:  S&P 500 Index and Lehman Brothers Aggregate Bond Index

 Investment Focus:  Large capitalization U.S. stocks and fixed-income securi-
                    ties

 Investment Style:  Asset Allocation, with growth and value (blend) equity components


 INVESTMENT OBJECTIVE


 The Fund seeks to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through investments in equity securities (stocks). The Fund seeks to provide current income through investment in fixed-income securities (bonds).

 PRINCIPAL INVESTMENT STRATEGIES


 Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce vola-tility.

 Equity Securities. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in countries with emerging markets or economies ("emerging countries") and equity securities quoted in foreign currencies.
 A portion of the Fund's portfo-
 lio of equity securities may be selected primarily to provide current income (including interests in REITs, convertible securities, preferred stocks, utility stocks, and interests in limited partnerships).

 Other. The Fund invests at least 25% of its total assets in fixed-income senior securities. The remainder of the Fund's assets are invested in other fixed-income securities and cash.

 The Fund's fixed-income securities primarily include:
 .Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises
 .Securities issued by corporations, banks and other issuers
 .Mortgage-backed and asset-backed securities

 The Fund may also invest up to 10% of its total assets in debt obligations (U.S. dollar and non-U.S.-dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. The issuers of these securities may be located in emerging countries.

 The percentage of the portfolio invested in equity and fixed-income securi-ties will vary from time to time as the Investment Adviser evaluates such securities' relative attractiveness based on market valuations, economic growth and inflation prospects. The allocation between equity and fixed-income securities is subject to the Fund's intention to pay regular quar-terly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Growth and Income Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and growth of income

         Benchmark:   S&P 500 Index

  Investment Focus:
                      Large capitalization U.S. equity securities with an emphasis on undervalued stocks

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and growth of income.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or divi-dend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in for-eign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may also invest up to 35% of its total assets in fixed-income securities, such as corporate debt and bank obligations, that offer the potential to further the Fund's investment objective.

Goldman Sachs
CORE Large Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and dividend income

         Benchmark:   Russell 1000 Value Index

  Investment Focus:   Diversified portfolio of equity securities of large-cap
                      U.S. issuers selling at low to modest valuations

  Investment Style:   Quantitative, applied to large-cap value stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity secu-rities of large-cap U.S. issuers that are selling at low to modest valua-tions relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favora-ble prospects for capital appreciation and/or dividend-paying ability.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Value Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE U.S. Equity Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and dividend income

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities

  Investment Style:   Quantitative, applied to large-cap
                      growth and value (blend) stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad repre-sentation in most major sectors of the U.S. economy and a portfolio com-prised of companies with average long-term earnings growth expectations and dividend yields.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
CORE Large Cap Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital; dividend income is a
                      secondary consideration

         Benchmark:   Russell 1000 Growth Index

  Investment Focus:   Large-cap, growth-oriented U.S. stocks

  Investment Style:   Quantitative, applied to large-cap growth stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintain-ing risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Small Cap Equity Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   Russell 2000 Index

  Investment Focus:   Stocks of small capitalization U.S. companies

  Investment Style:   Quantitative, applied to small-cap
                      growth and value (blend) stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfo-lio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk charac-teristics than the Russell 2000 Index. If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
Capital Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities that offer long-term
                      capital appreciation potential

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity secu-rities that are considered by the Investment Adviser to have long-term capi-tal appreciation potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in for-eign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Strategic Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities that are considered to
                      be strategically positioned for consistent long-term growth

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity secu-rities that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. Although the Fund invests pri-marily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Goldman Sachs
Growth Opportunities Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P Midcap 400 Index

  Investment Focus:   U.S. equity securities that offer long-term capital
                      appreciation with a primary focus on mid-capitalization companies

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                                  FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Mid Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term capital appreciation

         Benchmark:   Russell Midcap Index

  Investment Focus:   Mid-capitalization U.S. stocks that are believed
                      to be undervalued or undiscovered by the marketplace

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, substan-tially all of its assets in equity securities and at least 65% of its total assets in equity securities of mid-cap companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constitut-ing the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer decreases below $400 million or increases above $16 billion after purchase, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may also invest up to 35% of its total assets in fixed-income securities, such as corporate debt and bank obligations.

Goldman Sachs
Small Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   Russell 2000 Index

  Investment Focus:   Small-capitalization U.S. stocks that are believed to be
                      undervalued or undiscovered by the marketplace

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

 The Fund invests in companies which the Investment Adviser believes are well- managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securi-ties, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may invest in the aggregate up to 35% of its total assets in companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed-income securities, such as corporate debt and bank obligations.

                                  FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs

Large Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:
                      Long-term capital appreciation

         Benchmark:
                      Russell 1000 Value Index

  Investment Focus:
                      Large capitalization U.S. equity securities that are believed to be undervalued

  Investment Style:
                      Value


 INVESTMENT OBJECTIVE

 The Fund seeks long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrin-sic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities quoted in foreign currencies.

 Other. The Fund may invest up to 10% of its total assets in fixed-income securities, such as corporate debt and bank obligations.

Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these techniques and other investment practices and investment securi-ties. Numbers in this table show allowable usage only; for actual usage, con-sult the Fund's annual/semiannual reports. For more information see Appendix A.

10Percent of total assets (italic type)
10Percent of net assets (roman type)


 . No specific percentage
  limitation on
  usage;limited only by
  the objectivesand
  strategies of the Fund

                                               Growth      CORE       CORE
                                    Balanced and Income Large Cap  U.S. Equity
                                      Fund      Fund    Value Fund    Fund
------------------------------------------------------------------------------
Investment Practices
Borrowings                           33 1/3    33 1/3     33 1/3     33 1/3
Credit, currency, index, interest
 rate and mortgage swaps               .         --         --         --
Cross Hedging of Currencies            .         --         --         --
Custodial receipts                     .         .          .           .
Equity Swaps                           10        10         10         10
Foreign Currency Transactions*         ./1/      .          .           .
Futures Contracts and Options on
 Futures Contracts                     .         .         ./2/         ./3/
Interest rate caps, floors and
 collars                               .         --         --         --
Investment Company Securities
 (including World Equity Benchmark
 Shares and Standard & Poor's
 Depository Receipts)                  10        10         10         10
Loan Participations                    .         --         --         --
Mortgage Dollar Rolls                  .         --         --         --
Options on Foreign Currencies/4/       .         .          .           .
Options on Securities and
 Securities Indices/5/                 .         .          .           .
Repurchase Agreements                  .         .          .           .
Reverse Repurchase Agreements (for
 investment purposes)                  .         --         --         --
Securities Lending                   33 1/3    33 1/3     33 1/3     33 1/3
Short Sales Against the Box            25        25         --         --
Unseasoned Companies                   .         .          .           .
Warrants and Stock Purchase Rights     .         .          .           .
When-Issued Securities and Forward
 Commitments                           .         .          .           .
------------------------------------------------------------------------------

--Not permitted
  * Limited by the amount the Fund invests in foreign securities.
  1 The Balanced Fund may also enter into forward foreign currency exchange contracts to seek to increase total return.
  2 The CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity
    Funds may enter into futures transactions only with respect to a represen-tative index.
  3 The CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500 Index.
  4 May purchase and sell call and put options.
  5 May sell covered call and put options and purchase call and put options.

                                       OTHER INVESTMENT PRACTICES AND SECURITIES





     CORE          CORE     Capital Strategic    Growth     Mid Cap Small Cap Large Cap
   Large Cap     Small Cap  Growth   Growth   Opportunities  Value    Value     Value
  Growth Fund   Equity Fund  Fund     Fund        Fund       Fund     Fund      Fund
---------------------------------------------------------------------------------------
      33
      1/3         33 1/3    33 1/3   33 1/3      33 1/3     33 1/3   33 1/3    33 1/3
      --            --        --       --          --         --       --        --
      --            --        --       --          --         --       --        --
       .             .         .        .           .          .        .         .
      10            10        10       10          10         10       10        10
       .             .         .        .           .          .        .         .
       ./2/          ./2/      .        .           .          .        .         .
      --            --        --       --          --         --       --        --
      10            10        10       10          10         10       10        10
      --            --        --       --          --         --       --        --
      --            --        --       --          --         --       --        --
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
      --            --        --       --          --         --       --        --
      33
      1/3         33 1/3    33 1/3   33 1/3      33 1/3     33 1/3   33 1/3    33 1/3
      --            --        25       25          25         25       25        25
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
---------------------------------------------------------------------------------------

/10/Percent of total assets (italic type)
/10/Percent of net assets (roman type)
 . No specific percentage
  limitation on usage;
  limited only by the
  objectives and strategies
  of the Fund
--Not permitted

                                               Growth       CORE       CORE
                                   Balanced  and Income  Large Cap  U.S. Equity
                                     Fund       Fund     Value Fund    Fund
-------------------------------------------------------------------------------
Investment Securities
American, European and Global
 Depository Receipts                  .          .           ./6/        ./6/
Asset-Backed and Mortgage-Backed
 Securities/15/                       .          .           --         --
Bank Obligations/15/                  .          .           .           .
Convertible Securities/7/             .          .           .           .
Corporate Debt Obligations/15/        .          .           ./8/        ./8/
Equity Securities                   45-65        65+         90+         90+
Emerging Country Securities           10/14/     25/14/      --         --
Fixed Income Securities/9/          35-45        35          10/8/       10/8/
Foreign Securities                    10/14/     25/14/      ./10/       ./10/
Foreign Government Securities/15/     10         --          --         --
Municipal Securities                  .          --          --         --
Non-Investment Grade Fixed Income
 Securities                           10/11/     10/12/      --         --
Real Estate Investment Trusts         .          .           .           .
Stripped Mortgage Backed
 Securities/15/                       .          --          --         --
Structured Securities/15/             .          .           .           .
Temporary Investments                100        100          35          35
U.S. Government Securities/15/        .          .           .           .
Yield Curve Options and Inverse
 Floating Rate Securities             .          --          --         --
-------------------------------------------------------------------------------


 6 The CORE Funds may not invest in European Depository Receipts.
 7 Convertible securities purchased by the Balanced Fund must be B or higher by Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor's Service, Inc. ("Moody's"). The CORE Funds have no minimum rating criteria and all other Funds use the same rating criteria for convertible and non-convertible debt securities.
 8 Cash equivalents only.
 9 Except as noted under "Non-Investment Grade Fixed Income Securities," fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor's or Baa or higher by Moody's).
10 Equity securities of foreign issuers must be traded in the United States.
11 Must be at least BB or B by Standard & Poor's or Ba or B by Moody's.

12 Limited by the amount the Fund invests in fixed-income securities. May be BB or lower by Standard & Poor's or Ba or lower by Moody's.
13 Must be B or higher by Standard & Poor's or B or higher by Moody's.

14 The Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth
   Opportunities, Mid Cap Value and Small Cap Value Funds may invest in the aggregate up to 10%, 25%, 10%, 10%, 10%, 25% and 25%, respectively, of their total assets in foreign securities, including emerging country securities.

15 Limited by the amount the Fund invests in fixed-income securities.
16 The Small Cap Value Fund may invest in the aggregate up to 35% of its total assets in: (1) the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment; and (2) fixed-income securities.

                                       OTHER INVESTMENT PRACTICES AND SECURITIES



    CORE        CORE     Capital   Strategic     Growth     Mid Cap   Small Cap  Large Cap
 Large Cap    Small Cap  Growth     Growth    Opportunities  Value      Value      Value
Growth Fund  Equity Fund  Fund       Fund         Fund       Fund       Fund       Fund
------------------------------------------------------------------------------------------
     ./6/         ./6/      .          .            .          .          .          .
    --           --         .          .            .          .          .          .
     .            .         .          .            .          .          .          .
     .            .         .          .            .          .          .          .
     ./8/         ./8/      .          .            .          .          .          .
    90+          90+       90+        90+          90+        65+        65+        80+
    --           --        10/14/     10/14/       10/14/     25/14/     25/14/     --
    10/8/        10/8/     10         10           10         35         35/16/     10
     ./10/        ./10/    10/14/     10/14/       10/14/     25/14/     25/14/     25
    --           --        --         --           --         --         --         --
    --           --        --         --           --         --         --         --
    --           --        10/12/     10/12/       10/12/     10/13/     35/12/     10/12/
     .            .         .          .            .          .          .          .
    --           --        --         --           --         --         --         --
     .            .         .          .            .          .          .          .
    35           35        100        100          100        100        100        100
     .            .         .          .            .          .          .          .
    --           --        --         --           --         --         --         --
------------------------------------------------------------------------------------------

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete invest-ment program. There can be no assurance that a Fund will achieve its investment objective.




                                              CORE                  CORE       CORE
                                   Growth     Large      CORE      Large      Small
                                    and        Cap       U.S.       Cap        Cap
 .Applicable           Balanced     Income     Value     Equity     Growth     Equity
--Not applicable        Fund        Fund      Fund       Fund       Fund       Fund
------------------------------------------------------------------------------------
Credit/Default           .           .          .         .          .          .
Foreign                  .           .          .         .          .          .
Emerging Countries       .           .          .         .          .          .
Small Cap/REIT           --          --        --         --         --         .
Stock                    .           .          .         .          .          .
Derivatives              .           .          .         .          .          .
Interest Rate            .           .          .         .          .          .
Management               .           .          .         .          .          .
Market                   .           .          .         .          .          .
Liquidity                .           .          .         .          .          .
Other                    .           .          .         .          .          .
------------------------------------------------------------------------------------

                                                    PRINCIPAL RISKS OF THE FUNDS






                                                           Mid            Small           Large
 Capital      Strategic              Growth                Cap             Cap             Cap
 Growth        Growth             Opportunities           Value           Value           Value
  Fund          Fund                  Fund                Fund            Fund            Fund
-----------------------------------------------------------------------------------------------
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .              --
   --            --                    --                   .               .              --
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
-----------------------------------------------------------------------------------------------

All Funds:

 .Credit/Default Risk--The risk that an issuer of fixed-income securities held by a Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal.
 .Foreign Risks--The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
 .Emerging Countries Risk--The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capital-izations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and cus-tody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.
 .Stock Risk--The risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this Prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.
 .Derivatives Risk--The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instru-ments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
 .Interest Rate Risk--The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term secu-rities.
 .Management Risk--The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
 .Market Risk--The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

                                                    PRINCIPAL RISKS OF THE FUNDS

 .Liquidity Risk--The risk that a Fund will not be able to pay redemption pro-ceeds within the time period stated in this Prospectus because of unusual mar-ket conditions, an unusually high volume of redemption requests, or other rea-sons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the "Asset Allocation Portfolios") expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund's Net Asset Value ("NAV").
 .Other Risks--Each Fund is subject to other risks, such as the risk that its operations, or the value of its portfolio securities, will be disrupted by the "Year 2000 Problem."

Specific Funds:

 .Small Cap Stock and REIT Risk--The securities of small capitalization stocks and REITs involve greater risks than those associated with larger, more estab-lished companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

More information about the Funds' portfolio securities and investment tech-niques, and their associated risks, is provided in Appendix A. You should con-sider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

 HOW THE FUNDS HAVE PERFORMED

 The bar chart and table below provide an indication of the risks of invest-ing in a Fund by showing: (a) changes in the performance of a Fund's Insti-tutional Shares from year to year; and (b) how the average annual returns of a Fund's Institutional Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limi-tations in effect. If expense limitations were not in place, a Fund's per-formance would have been reduced. The Large Cap Value Fund commenced opera-tions as of the date of this Prospectus. The CORE Large Cap Value, Strategic Growth and Growth Opportunities Funds did not commence operations until December 31, 1998, May 24, 1999 and May 24, 1999, respectively. Since these Funds have less than one calendar year's performance, no performance infor-mation is provided in this section.

                                                                FUND PERFORMANCE

Balanced Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.

 Best Quarter
 Q4 "98  +8.12%

 Worst Quarter
 Q3 "98  -8.69%


1998          3.90%
 AVERAGE ANNUAL TOTAL RETURN



  For the period ended December 31, 1998    1 Year Since Inception
 -----------------------------------------------------------------
  Institutional Shares (Inception 8/15/97)   3.90%      4.23%
  S&P 500 Index*                            28.57%     24.80%
  Lehman Brothers Aggregate Bond Index**     8.69%      9.67%
 -----------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.
** The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Index figures do not reflect any fees or expenses.

Growth and Income Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.

 Best Quarter
 Q2 '97  +15.24%

 Worst Quarter
 Q3 '98  -16.86%


1997          28.44%
1998          -4.98%
 AVERAGE ANNUAL TOTAL RETURN


  For the period ended December 31, 1998   1 Year  Since Inception
 -----------------------------------------------------------------
  Institutional Shares (Inception 6/3/96)  (4.98)%     14.35%
  S&P 500 Index*                            28.57%     28.82%
 -----------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                                                                FUND PERFORMANCE

CORE U.S. Equity Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.

 Best Quarter
 Q4 "98  +21.60%

 Worst Quarter
 Q3 "98  -14.57%


1996          22.09%
1997          32.67%
1998          21.95%
 AVERAGE ANNUAL TOTAL RETURN


  For the period ended December 31, 1998    1 Year Since Inception
 -----------------------------------------------------------------
  Institutional Shares (Inception 6/15/95)  21.95%     26.23%
  S&P 500 Index*                            28.57%     28.75%
 -----------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

CORE Large Cap Growth Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.



 Best Quarter
 Q4 "98  +25.61%
1998          30.64%
 AVERAGE ANNUAL TOTAL RETURN




 Worst Quarter

  For the period ended December 31, 1998   1 Year Since Inception
 ----------------------------------------------------------------
  Institutional Shares (Inception 5/1/97)  30.64%     31.98%
  Russell 1000 Growth Index*               38.72%     36.81%
 ----------------------------------------------------------------

 Q3 "98  -13.87%
 * The Russell 1000 Growth Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                                                                FUND PERFORMANCE

CORE Small Cap Equity Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.

 Best Quarter
 Q4 "98  +14.48%

 Worst Quarter
 Q3 "98  -24.25%


1998          -5.63%
 AVERAGE ANNUAL TOTAL RETURN



  For the period ended December 31, 1998    1 Year  Since Inception
 ------------------------------------------------------------------
  Institutional Shares (Inception 8/15/97)  (5.63)%      1.44%
  Russell 2000 Index*                       (2.55)%      2.84%
 ------------------------------------------------------------------

 * The Russell 2000 Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

Capital Growth Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.

 Best Quarter
 Q4 '98  +24.46%

 Worst Quarter
 Q3 '98  -11.40%


1998          34.34%
 AVERAGE ANNUAL TOTAL RETURN



  For the period ended December 31, 1998    1 Year Since Inception
 -----------------------------------------------------------------
  Institutional Shares (Inception 8/15/97)  34.34%     30.00%
  S&P 500 Index*                            28.57%     24.80%
 -----------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                                                                FUND PERFORMANCE

Mid Cap Value Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.

 Best Quarter
 Q2 '97  +19.64%

 Worst Quarter
 Q3 '98  -20.78%


1996          21.34%
1997          36.04%
1998          -5.43%
 AVERAGE ANNUAL TOTAL RETURN


  For the period ended December 31, 1998   1 Year  Since Inception
 -----------------------------------------------------------------
  Institutional Shares (Inception 8/1/95)  (5.43)%     15.53%
  Russell Midcap Index*                     10.09%     18.95%
 -----------------------------------------------------------------

 * The Russell Midcap Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

Small Cap Value Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Institutional
 Shares for the
 9-month period
 ended September
 30, 1999 was
   %.

 Best Quarter
 Q4 '98  +13.43%

 Worst Quarter
 Q3 '98  -32.16%


1998          -16.56%
 AVERAGE ANNUAL TOTAL RETURN



  For the period ended December 31, 1998     1 Year  Since Inception
 -------------------------------------------------------------------
  Institutional Shares (Inception 8/15/97)  (16.56)%     (7.50)%
  Russell 2000 Index *                       (2.55)%       2.84%
 -------------------------------------------------------------------

 * The Russell 2000 Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                      [This page intentionally left blank]

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of a Fund.


                                                           CORE
                                              Growth and Large Cap    CORE
                                     Balanced   Income     Value   U.S. Equity
                                       Fund      Fund      Fund       Fund
------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed
 on Purchases                          None      None       None       None
Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends               None      None       None       None
Redemption Fees                        None      None       None       None
Exchange Fees                          None      None       None       None
Annual Fund Operating Expenses
(expenses that are deducted from
 Fund assets):1
Management Fees2                      0.65%     0.70%      0.60%      0.75%
Distribution and Service Fees          None      None       None       None
Other Expenses3                       0.23%     0.09%      0.37%      0.10%
------------------------------------------------------------------------------
Total Fund Operating Expenses*        0.88%     0.79%      0.97%      0.85%
------------------------------------------------------------------------------

See page 38 for all other footnotes.

  * As a result of current waivers and expense limita-tions, "Other Expenses" and "Total Fund Operating
    Expenses" of the Funds which are actually incurred are as set forth below. The waivers and expense limi-tations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other
    Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                          CORE
                                             Growth and Large Cap    CORE
                                    Balanced   Income     Value   U.S. Equity
                                      Fund      Fund      Fund       Fund
 ----------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from
   Fund assets):1
  Management Fees/2/                 0.65%     0.70%      0.60%      0.70%
  Distribution and Services Fees      None      None       None       None
  Other Expenses3                    0.05%     0.09%      0.04%      0.04%
 ----------------------------------------------------------------------------
  Total Fund Operating Expenses
   (after current waivers and
   expense limitations)              0.70%     0.79%      0.64%      0.74%
 ----------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES




    CORE        CORE
  Large Cap   Small Cap Capital Strategic    Growth     Mid Cap Small Cap Large Cap
   Growth      Equity   Growth   Growth   Opportunities  Value    Value     Value
    Fund        Fund     Fund     Fund        Fund       Fund     Fund      Fund
-----------------------------------------------------------------------------------
    None        None     None     None        None       None     None      None
    None        None     None     None        None       None     None      None
    None        None     None     None        None       None     None      None
    None        None     None     None        None       None     None      None
    0.75%       0.85%    1.00%    1.00%       1.00%      0.75%    1.00%     0.75%
    None        None     None     None        None       None     None      None
    0.21%       0.50%    0.09%    0.30%       0.30%      0.16%    0.17%     1.01%
-----------------------------------------------------------------------------------
    0.96%       1.35%    1.09%    1.30%       1.30%      0.91%    1.17%     1.76%
-----------------------------------------------------------------------------------


    CORE        CORE
  Large Cap   Small Cap Capital Strategic    Growth     Mid Cap Small Cap Large Cap
   Growth      Equity   Growth   Growth   Opportunities  Value    Value     Value
    Fund        Fund     Fund     Fund        Fund       Fund     Fund      Fund
-----------------------------------------------------------------------------------
    0.60%       0.85%    1.00%    1.00%       1.00%      0.75%    1.00%     0.75%
    None        None     None     None        None       None     None      None
    0.04%       0.08%    0.04%    0.04%       0.04%      0.14%    0.10%     0.10%
-----------------------------------------------------------------------------------
    0.64%       0.93%    1.04%    1.04%       1.04%      0.89%    1.10%     0.85%
-----------------------------------------------------------------------------------

Fund Fees and Expenses continued

/1/The Funds' annual operating expenses have been restated to reflect current fees, except for the CORE Large Cap Value, Strategic Growth, Growth Opportuni-ties and Large Cap Value Funds whose expenses are estimated for the current fiscal year.
/2/The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity Fund and the CORE Large Cap Growth Fund equal to 0.05% and 0.15%, respectively, of such Funds' average daily net assets. As a result of fee waivers, the current management fees of the CORE U.S. Equity Fund and CORE Large Cap Growth Fund are 0.70% and 0.60%, respec-tively, of such Funds' average daily net assets. The waivers may be terminated at any time at the option of the Investment Adviser.
/3/"Other Expenses" include transfer agency fees equal to 0.04% of the average daily net assets of each Fund's Institutional Shares plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses"(excluding management fees, transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund's aver-age daily net assets:

                   Other
Fund              Expenses
--------------------------
Balanced           0.01%
Growth and
  Income           0.05%
CORE Large Cap
  Value            0.00%
CORE U.S. Equity   0.00%
CORE Large Cap
  Growth           0.00%
CORE Small Cap
  Equity           0.04%
Capital Growth     0.00%
Strategic Growth   0.00%
Growth
  Opportunities    0.00%
Mid Cap Value      0.10%
Small Cap Value    0.06%
Large Cap Value    0.06%

                                                          FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institu-tional Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                   1 Year 3 Years 5 Years 10 Years
------------------------------------------------------
Balanced                $ 90   $281    $488    $1,084
------------------------------------------------------
Growth and Income       $ 81   $252    $439    $  978
------------------------------------------------------
CORE Large Cap Value    $ 99   $309     N/A       N/A
------------------------------------------------------
CORE U.S. Equity        $ 87   $271    $471    $1,049
------------------------------------------------------
CORE Large Cap Growth   $ 98   $306    $531    $1,178
------------------------------------------------------
CORE Small Cap Equity   $137   $428    $739    $1,624
------------------------------------------------------
Capital Growth          $111   $347    $601    $1,329
------------------------------------------------------
Strategic Growth        $132   $412     N/A       N/A
------------------------------------------------------
Growth Opportunities    $132   $412     N/A       N/A
------------------------------------------------------
Mid Cap Value           $ 93   $290    $504    $1,120
------------------------------------------------------
Small Cap Value         $119   $372    $644    $1,420
------------------------------------------------------
Large Cap Value         $179   $554     N/A       N/A
------------------------------------------------------

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regard-ing such charges. Such fees, if any, may affect the return such customers real-ize with respect to their investments.

Certain institutions that invest in Institutional Shares on behalf of their customers may receive other compensation in connection with the sale and dis-tribution of such shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Share-holder Guide" in the Prospectus and "Other Information" in the Statement of Additional Information ("Additional Statement").

Service Providers

 INVESTMENT ADVISERS



  Investment Adviser                             Fund
 ---------------------------------------------------------------------
  Goldman Sachs Asset Management ("GSAM")        Balanced
  32 Old Slip                                    Growth and Income
  New York, New York 10005                       CORE Large Cap Value
                                                 CORE Large Cap Growth
                                                 CORE Small Cap Equity
                                                 Strategic Growth
                                                 Growth Opportunities
                                                 Mid Cap Value
                                                 Small Cap Value
                                                 Large Cap Value
 ---------------------------------------------------------------------
  Goldman Sachs Funds Management, L.P. ("GSFM")  CORE U.S. Equity
  One New York Plaza                             Capital Growth
  New York, New York 10004
 ---------------------------------------------------------------------

 GSAM is a separate operating division of Goldman Sachs, which registered as an investment adviser in 1981. GSFM, a registered investment adviser since 1990, is a Delaware limited partnership which is an affiliate of Goldman Sachs. The Goldman Sachs Group, L.P., which controls the Investment Advis-ers, merged into the Goldman Sachs Group, Inc. as a result of an initial public offering. As of September 30, 1999, GSAM and GSFM, together with their affiliates, acted as investment adviser or distributor for assets in
 excess of $   billion.

 The Investment Adviser provides day-to-day advice regarding the Funds' port-folio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds' portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

 The Investment Adviser also performs the following additional services for the Funds:
 . Supervises all non-advisory operations of the Funds
 . Provides personnel to perform necessary executive, administrative and clerical services to the Funds
 . Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the "SEC") and other regulatory authorities
 . Maintains the records of each Fund
 . Provides office space and all necessary office equipment and services

 MANAGEMENT FEES


 As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below:

                                              Actual Rate
                                          For the Fiscal Year
                                           or Period  Ended
                         Contractual Rate  August  31, 1999
 ------------------------------------------------------------
  GSAM:
 ------------------------------------------------------------
  Balanced                     0.65%             0.65%
 ------------------------------------------------------------
  Growth and Income            0.70%             0.70%
 ------------------------------------------------------------
  CORE Large Cap Value         0.60%             0.60%
 ------------------------------------------------------------
  CORE Large Cap Growth        0.75%             0.60%
 ------------------------------------------------------------
  CORE Small Cap Equity        0.85%             0.85%
 ------------------------------------------------------------
  Strategic Growth             1.00%             1.00%
 ------------------------------------------------------------
  Growth Opportunities         1.00%             1.00%
 ------------------------------------------------------------
  Mid Cap Value                0.75%             0.75%
 ------------------------------------------------------------
  Small Cap Value              1.00%             1.00%
 ------------------------------------------------------------
  Large Cap Value              0.75%              N/A
 ------------------------------------------------------------
  GSFM:
 ------------------------------------------------------------
  CORE U.S. Equity             0.75%             0.70%
 ------------------------------------------------------------
  Capital Growth               1.00%             1.00%
 ------------------------------------------------------------

 The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

                                                               SERVICE PROVIDERS


 FUND MANAGERS

 M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand is also Pres-ident of Commodities Corporation LLC since 1981, of which Goldman Sachs is the parent company. Over the course of his 18-year career at Commodities Corporation, Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

 Value Team
 .Thirteen portfolio managers/analysts compose the Investment Adviser's value investment team
 .Multi-sector focus provides a balanced perspective
 .Across all value products, the Investment Adviser leverages the industry research expertise of its small, mid and large cap investment teams

--------------------------------------------------------------------------------
Value Team

                                   Years
                  Fund             Primarily
 Name and Title   Responsibility   Responsible Five Year Employment History
-------------------------------------------------------------------------------
 Eileen A.        Portfolio           Since    Ms. Aptman joined the Investment
 Aptman           Manager--           1996     Adviser as a research analyst in
 Vice President   Mid Cap Value       1997     1993. She became a portfolio
                  Small Cap Value              manager in 1996.
-------------------------------------------------------------------------------
 Paul D. Farrell  Senior Portfolio    Since    Mr. Farrell joined the
 Managing         Manager-- Small     1992     Investment Adviser as a
 Director         Cap Value           1998     portfolio manager in 1991. In
                  Mid Cap Value       1999     1998, he became responsible for
                  Growth and          1999     managing the Investment
                  Income                       Adviser's Value team.
                  Balanced
                  (Equity)
-------------------------------------------------------------------------------
 Matthew B.       Portfolio           Since    Mr. McLennan joined the
 McLennan         Manager--           1996     Investment Adviser as a research
 Vice President   Small Cap Value     1998     analyst in 1995 and became a
                  Mid Cap Value                portfolio manager in 1996. From
                                               1994 to 1995, he worked in the
                                               Investment Banking Division of
                                               Goldman Sachs in Australia. From
                                               1991 to 1994, Mr. McLennan
                                               worked at Queensland Investment
                                               Corporation in Australia.
-------------------------------------------------------------------------------
 Eileen Rominger  Senior Portfolio    Since    Ms. Rominger joined the
 Managing         Manager-- Growth             Investment Adviser as a senior
 Director         and Income          1999     portfolio manager in 1999. From
                  Mid Cap Value       1999     1981 to 1999, she worked at
                  Small Cap Value     1999     Oppenheimer Capital most
                  Large Cap Value     1999     recently as a senior portfolio
                  Balanced (Equity)   1999     manager.
-------------------------------------------------------------------------------

                                   Years
                  Fund             Primarily
 Name and Title   Responsibility   Responsible Five Year Employment History
---------------------------------------------------------------------------
 Karma Wilson     Portfolio           Since    Ms. Wilson joined the
 Vice President   Manager--           1998     Investment Adviser as a
                  Balanced            1998     portfolio manager in 1994.
                  (Equity)            1998     Prior to 1994, she was an
                  Growth and          1999     investment analyst with
                  Income                       Bankers Trust Australia Ltd.
                  Mid Cap Value
                  Large Cap Value
---------------------------------------------------------------------------

 Quantitative Equity Team
 .A stable and growing team supported by an extensive internal staff .Access to the research ideas of Goldman Sachs' renowned Global Investment
  Research Department
 .More than $22 billion in equities currently under management

--------------------------------------------------------------------------------
Quantitative Equity Team

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 Melissa Brown         Senior Portfolio Manager--    Since      Ms. Brown joined the
 Vice President        CORE Large Cap Value          1998       Investment Adviser as a
                       CORE U.S. Equity              1998       portfolio manager in
                       CORE Large Cap Growth         1998       1998. From
                       CORE Small Cap Equity         1998       1984 to 1998, she was
                                                                the
                                                                director of Quantitative
                                                                Equity Research and
                                                                served on the Investment
                                                                Policy Committee at
                                                                Prudential Securities.
------------------------------------------------------------------------------------------
 Kent A. Clark         Senior Portfolio Manager--    Since      Mr. Clark joined the
 Managing              CORE U.S. Equity              1996       Investment Adviser as a
 Director              CORE Large Cap Growth         1997       portfolio manager in the
                       CORE Small Cap Equity         1997       quantitative equity
                       CORE Large Cap Value          1998       management team in 1992.
------------------------------------------------------------------------------------------
 Robert C. Jones       Senior Portfolio Manager--    Since      Mr. Jones joined the
 Managing              CORE U.S. Equity              1991       Investment Adviser as a
 Director              CORE Large Cap Growth         1997       portfolio manager in
                       CORE Small Cap Equity         1997       1989.
                       CORE Large Cap Value          1998
------------------------------------------------------------------------------------------
 Victor H.             Senior Portfolio Manager--    Since      Mr. Pinter joined the
 Pinter                CORE U.S. Equity              1996       Investment Adviser as a
 Vice President        CORE Large Cap Growth         1997       research analyst in
                       CORE Small Cap Equity         1997       1990. He became a
                       CORE Large Cap Value          1998       portfolio manager in
                                                                1992.
------------------------------------------------------------------------------------------

 Growth Equity Investment Team
 .18 year consistent investment style applied through diverse and complete market cycles

 .More than $12 billion in equities currently under management

                                                               SERVICE PROVIDERS

 .More than 250 client account relationships

 .A portfolio management and analytical team with more than 150 years com-bined investment experience

--------------------------------------------------------------------------------
Growth Equity Investment Team

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 George D. Adler       Senior Portfolio Manager--    Since      Mr. Adler joined the
 Vice President        Balanced (Equity)             1997       Investment Adviser as a
                       Capital Growth                1997       portfolio manager in
                       Strategic Growth              1999       1997. From 1990 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty
                                                                Investment Management,
                                                                Inc. ("Liberty").
------------------------------------------------------------------------------------------
 Robert G.             Senior Portfolio Manager--    Since      Mr. Collins joined the
 Collins               Capital Growth                1997       Investment Adviser as
 Vice President        Balanced (Equity)             1998       portfolio manager and
                       Strategic Growth              1999       Co-Chair of the Growth
                       Growth Opportunities          1999       Equity Investment
                                                                Committee in 1997. From
                                                                1991 to 1997, he was a
                                                                portfolio manager at
                                                                Liberty. His past
                                                                experience includes work
                                                                as a special situations
                                                                analyst with
                                                                Raymond James &
                                                                Associates for
                                                                five years.
------------------------------------------------------------------------------------------
 Herbert E.            Senior Portfolio Manager--    Since      Mr. Ehlers joined the
 Ehlers                Capital Growth                1997       Investment Adviser as a
 Managing              Balanced (Equity)             1998       senior portfolio manager
 Director              Strategic Growth              1999       and Chief Investment
                       Growth Opportunities          1999       Officer of the Growth
                                                                Equity team in 1997.
                                                                From 1994 to 1997, he
                                                                was the Chief Investment
                                                                Officer and Chairman of
                                                                Liberty. He was a
                                                                portfolio manager and
                                                                President at Liberty's
                                                                predecessor firm, Eagle
                                                                Asset Management
                                                                ("Eagle"), from 1984 to
                                                                1994.
------------------------------------------------------------------------------------------
 Gregory H.            Senior Portfolio Manager--    Since      Mr. Ekizian joined the
 Ekizian               Capital Growth                1997       Investment Adviser as
 Vice President        Balanced (Equity)             1998       portfolio manager and
                       Strategic Growth              1999       Co-Chair of the Growth
                       Growth Opportunities          1999       Equity Investment
                                                                Committee in 1997. From
                                                                1990 to 1997, he was a
                                                                portfolio manager at
                                                                Liberty and its
                                                                predecessor firm, Eagle.
------------------------------------------------------------------------------------------
 David G. Shell        Senior Portfolio Manager--    Since      Mr. Shell joined the
 Vice President        Capital Growth                1997       Investment Adviser as a
                       Balanced (Equity)             1998       portfolio manager in
                       Strategic Growth              1999       1997. From 1987 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty and
                                                                its predecessor firm,
                                                                Eagle.
------------------------------------------------------------------------------------------

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 Ernest C.             Senior Portfolio Manager--    Since      Mr. Segundo joined the
 Segundo, Jr.          Capital Growth                1997       Investment Adviser as a
 Vice President        Balanced (Equity)             1998       portfolio manager in
                       Strategic Growth              1999       1997. From 1992 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty.
------------------------------------------------------------------------------------------
 Steve Barry         Senior Portfolio Manager--      Since      Mr. Barry joined the
 Vice President      Growth Opportunities            1999       Investment Adviser as a
                                                                portfolio manager in
                                                                1999. From 1988 to 1999,
                                                                he was a portfolio
                                                                manager at Alliance
                                                                Capital Management.
------------------------------------------------------------------------------------------

 Fixed-Income Portfolio Management Team
 .Fixed-income portfolio management is comprised of a deep team of sector specialists
 .The team strives to maximize risk-adjusted returns by de-emphasizing inter-est rate anticipation and focusing on security selection and sector alloca-tion
 .The team manages approximately $40 billion in fixed-income assets for retail, institutional and high net worth clients

--------------------------------------------------------------------------------
Fixed-Income Portfolio Management Team

                                      Years
                                      Primarily
 Name and Title   Fund Responsibility Responsible Five Year Employment History
--------------------------------------------------------------------------------
 Jonathan A.      Senior Portfolio       Since    Mr. Beinner joined the
 Beinner          Manager --             1994     Investment Adviser as a
 Managing         Balanced (Fixed-                portfolio manager in 1990.
 Director and     Income)
 Co-Head U.S.
 Fixed Income
--------------------------------------------------------------------------------
 C. Richard Lucy  Senior Portfolio       Since    Mr. Lucy joined the Investment
 Managing         Manager --             1994     Adviser as a portfolio manager
 Director and     Balanced (Fixed-                in 1992.
 Co-Head U.S.     Income)
 Fixed Income
--------------------------------------------------------------------------------

                                                          SERVICE PROVIDERS


 DISTRIBUTOR AND TRANSFER AGENT


 Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds' transfer agent (the "Transfer Agent") and, as such, performs various shareholder servicing functions.

 From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

 ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS


 The involvement of the Investment Adviser, Goldman Sachs and their affili-ates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affili-ates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. A Fund's activities may be limited because of regula-tory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

 YEAR 2000


 Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this prob-lem in a timely manner.

 In order to address the Year 2000 Problem, the Investment Adviser has taken the following measures:
 .The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem.
 .The Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation.

 Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Funds at current levels.

 In addition, the Investment Adviser has undertaken measures to appropriately take into account available information concerning the Year 2000 prepared-ness of the issuers of securities held by the Funds. The Investment Adviser may obtain such Year 2000 information from various sources which the Invest-ment Adviser believes to be reliable, including the issuers' public regula-tory filings. However, the Investment Adviser is not in a position to verify the accuracy or completeness of such information.

 At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be suffi-cient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

Dividends

Each Fund pays dividends from its net investment income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:
 .Cash
 .Additional shares of the same class of the same Fund
 .Shares of the same or an equivalent class of another Goldman Sachs Fund. Spe-cial restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment income and distributions from net capital gains are declared and paid as follows:

                         Investment     Capital Gains
Fund                   Income Dividends Distributions
-----------------------------------------------------
Balanced                  Quarterly       Annually
-----------------------------------------------------
Growth and Income         Quarterly       Annually
-----------------------------------------------------
CORE Large Cap Value      Quarterly       Annually
-----------------------------------------------------
CORE U.S. Equity           Annually       Annually
-----------------------------------------------------
CORE Large Cap Growth      Annually       Annually
-----------------------------------------------------
CORE Small Cap Equity      Annually       Annually
-----------------------------------------------------
Capital Growth             Annually       Annually
-----------------------------------------------------
Strategic Growth           Annually       Annually
-----------------------------------------------------
Growth Opportunities       Annually       Annually
-----------------------------------------------------
Mid Cap Value              Annually       Annually
-----------------------------------------------------
Small Cap Value            Annually       Annually
-----------------------------------------------------
Large Cap Value            Annually       Annually
-----------------------------------------------------

                                                                  DIVIDENDS


From time to time a portion of a Fund's dividends may constitute a return of capital.

At the time of an investor's purchase of shares of a Fund, a portion of the NAV per share may be represented by undistributed income or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distri-butions on such shares from such income or realized appreciation may be taxable to the investor even if the NAV of the shares is, as a result of the distribu-tions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

 The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds' Institutional Shares.

 HOW TO BUY SHARES


 How Can I Purchase Institutional Shares Of The Funds?
 You may purchase Institutional Shares on any business day at their net asset value ("NAV") next determined after receipt of an order. No sales load is charged. You should place an order with Goldman Sachs at 1-800-621-2550 and either:
 .Wire federal funds to The Northern Trust Company ("Northern"), as subcustodian for State Street Bank and Trust Company ("State Street") (each Fund's custodian) on the next business day; or
 .Initiate an Automated Clearing House Network ("ACH") transfer to Northern;
  or
 .Send a check or Federal Reserve draft payable to Goldman Sachs Funds--(Name of Fund and Class of Shares), 4900 Sears Tower--60th Floor, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

 In order to make an initial investment in a Fund, you must furnish to the Fund or Goldman Sachs the Account Application attached to this Prospectus. Purchases of Institutional Shares must be settled within three business days of receipt of a complete purchase order.

 How Do I Purchase Shares Through A Financial Institution?
 Certain institutions (including banks, trust companies, brokers and invest-ment advisers) that provide recordkeeping, reporting and processing services to their customers may be authorized to accept, on behalf of Goldman Sachs Trust (the "Trust"), purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:
 .A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a busi-ness day, and the order will be priced at the Fund's NAV next determined after such acceptance.

 .Authorized institutions and intermediaries will be responsible for trans-mitting accepted orders and payments to the Trust within the time period agreed upon by them.

 You should contact your institution or intermediary to learn whether it is authorized to accept orders for the Trust.

 These institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds' Institutional Shares. These payments may be in addition to other payments borne by the Funds.

 The Investment Adviser, Distributor and/or their affiliates may pay addi-tional compensation from time to time, out of their assets and not as an additional charge to the Funds, to certain institutions and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Subject to applicable NASD regulations, the Investment Adviser, Distributor and/or their affiliates may also con-tribute to various cash and non-cash incentive arrangements to promote the sale of shares. This additional compensation can vary among such institu-tions depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the particular program involved, or the amount of reimbursable expenses. Additional compen-sation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

 In addition to Institutional Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Institutional Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

                                                          SHAREHOLDER GUIDE


 What is My Minimum Investment in the Funds?


  Type of Investor                             Minimum Investment
 -------------------------------------------------------------------------------
  .Banks, trust companies or     $1,000,000 in Institutional Shares of a Fund
   other depository              alone or in combination with other assets
   institutions investing for    under the management of GSAM and its affiliates
   their own account or on
   behalf of clients
  .Pension and profit sharing
   plans, pension funds and
   other company-sponsored
   benefit plans
  .State, county, city or any
   instrumentality, department,
   authority or agency thereof
  .Corporations with at least
   $100 million in assets or in
   outstanding publicly traded
   securities
  ."Wrap" account sponsors
   (provided they have an
   agreement covering the
   arrangement with GSAM)
  .Registered investment
   advisers investing for
   accounts for which they
   receive asset-based fees
 -------------------------------------------------------------------------------
  .Individual investors          $10,000,000
  .Qualified non-profit
   organizations, charitable
   trusts, foundations and
   endowments
  .Accounts over which GSAM or
   its advisory affiliates have
   investment discretion
 -------------------------------------------------------------------------------

 The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

 What Else Should I Know About Share Purchases?
 The Trust reserves the right to:
 .Modify or waive the minimum investment amounts.
 .Reject or restrict any purchase or exchange orders by a particular pur-chaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subse-quent abrupt redemption might be, of a size that would disrupt the manage-ment of a Fund.

 The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund's investment policies and operations and if approved by the Fund's Investment Adviser.

 How Are Shares Priced?
 The price you pay or receive when you buy, sell or exchange Institutional Shares is determined by a Fund's NAV. The Funds calculate NAV as follows:

                 (Value of Assets of the Class)
                  - (Liabilities of the Class)
     NAV = _______________________________
                 Number of Outstanding Shares of the Class

 The Funds' investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund's invest-ments may be determined in good faith under procedures established by the Trustees.
 .NAV per share of each class is calculated by State Street on each business day as of the close of regular trading on the New York Stock Exchange (nor-mally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.
 .When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
 .When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.

 Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

 Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

 In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund's next determined NAV unless the Trust, in its discre-tion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors.

                                                          SHAREHOLDER GUIDE


 HOW TO SELL SHARES


 How Can I Sell Institutional Shares Of The Funds?
 You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, each Fund will redeem its Institu-tional Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. You may request that redemp-tion proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.


  Instructions For Redemptions:
 -----------------------------------------------------------------------
  By Writing:      .Write a letter of instruction that includes:
                   .Your name(s) and signature(s)
                   .Your account number
                   .The Fund name and Class of Shares
                   .The dollar amount you want to sell
                   .How and where to send the proceeds
                   .Mail your request to:
                   Goldman Sachs Funds
                   4900 Sears Tower--60th Floor
                   Chicago, IL 60606-6372
 -----------------------------------------------------------------------
  By Telephone:    If you have elected the telephone
                   redemption privilege on your Account Application:
                   .1-800-621-2550
                   (8:00 a.m. to 4:00 p.m. New York time)
 -----------------------------------------------------------------------

 Certain institutions and intermediaries are authorized to accept redemption requests on behalf of the Funds as described under "How Do I Purchase Shares Through A Financial Institution?"

 What Do I Need To Know About Telephone Redemption Requests?

 The Trust, the Distributor, the Investment Adviser and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reason-able procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:
 .All telephone requests are recorded.
 .Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
 .The telephone redemption option may be modified or terminated at any time.

 Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

 How Are Redemption Proceeds Paid?
 By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The fol-lowing general policies govern wiring redemption proceeds:
 .Redemption proceeds will normally be wired on the next business day in fed-eral funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption pro-ceeds may be delayed one additional business day.
 .To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the account application to the Transfer Agent.
 .Neither the Trust, Goldman Sachs nor any other institution assume any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

 By Check: You may elect in writing to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemp-tion request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

 What Else Do I Need To Know About Redemptions?
 The following generally applies to redemption requests:
 .Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
 .Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive

                                                          SHAREHOLDER GUIDE

  redemption requests. These institutions may also require additional docu-mentation from you.

 The Trust reserves the right to:
 .Redeem your shares if your account balance falls below $50 as a result of earlier redemptions. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days' prior writ-ten notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
 .Redeem your shares in other circumstances determined by the Board of Trust-
  ees to be in the best interest of the Trust.
 .Pay redemptions by a distribution in-kind of securities (instead of cash).
  If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

 Can I Exchange My Investment From One Fund To Another?
 You may exchange Institutional Shares of a Fund at NAV for Institutional Shares of any other Goldman Sachs Fund. The exchange privilege may be mate-rially modified or withdrawn at any time upon 60 days' written notice to you.


  Instructions For Exchanging Shares:
 -------------------------------------------------------------------
  By Writing:      .Write a letter of instruction that includes:
                   .Your name(s) and signature(s)
                   .Your account number
                   .The Fund name and Class of Shares
                   .The dollar amount to be exchanged
                   .Mail the request to:
                    Goldman Sachs Funds
                    4900 Sears Tower--60th Floor
                    Chicago, IL 60606-6372
 -------------------------------------------------------------------
  By Telephone:    If you have elected the telephone redemption
                   privilege on your Account Application:
                   .1-800-621-2550
                    (8:00 a.m. to 4:00 p.m. New York time)
 -------------------------------------------------------------------

 You should keep in mind the following factors when making or considering an exchange:
 .You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
 .All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund, except that this requirement may be waived at the discretion of the Trust.

 .Telephone exchanges normally will be made only to an identically registered account.
 .Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.
 .Exchanges are available only in states where exchanges may be legally made. .It may be difficult to make telephone exchanges in times of drastic eco-
  nomic or market conditions.
 .Goldman Sachs may use reasonable procedures described under "What Do I Need
  To Know About Telephone Redemption Requests?" in an effort to prevent unau-thorized or fraudulent telephone exchange requests.

 For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should con-sult your tax adviser concerning the tax consequences of an exchange.

 What Types of Reports Will I Be Sent Regarding Investments In Institutional Shares?
 You will receive an annual report containing audited financial statements and a semiannual report. To eliminate unnecessary duplication, only one copy of such reports will be sent to shareholders with the same mailing address. If you would like a duplicate copy to be mailed to you, please contact Goldman Sachs Funds at 1-800-621-2550. You will also be provided with a printed confirmation for each transaction in your account and a monthly account statement. The Funds do not generally provide sub-accounting servic-es.

Taxation

 TAXABILITY OF DISTRIBUTIONS


 Fund distributions are taxable to you as ordinary income (unless your investment is in an IRA or other tax-advantaged account) to the extent they are attributable to the Fund's net investment income, certain net realized foreign exchange gains and net short-term capital gains. They are taxable as long-term capital gains to the extent they are attributable to the Fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest in additional shares or take the distribution as cash. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior Decem-ber 31. The tax status and amounts of the distributions for each calendar year will be detailed in your annual tax statement from the Fund.

 A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

 Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

 There are certain tax requirements that all Funds must follow in order to avoid federal taxation. In its efforts to adhere to these requirements, the Funds may have to limit their investment activity in some types of instru-ments.

 TAXABILITY OF SALES AND EXCHANGES


 Any sale or exchange of Fund shares may generate a tax liability (unless your investment is in an IRA or other tax-advantaged account). Depending upon the purchase or sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.

 You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods that you hold shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for shares exceeds 12 months, except that, any loss recog-nized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

 In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from a Fund or on the value of the shares held by you. More tax information is provided in the Additional Statement. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Funds.

Appendix A
Additional Information on Portfolio Risks, Securities and Techniques
 A. General Portfolio Risks

 The Funds will be subject to the risks associated with equity securities. "Equity securities" include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock pur-chase rights. In general, stock values fluctuate in response to the activi-ties of individual companies and in response to general market and economic conditions. Accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The stock markets tend to be cycli-cal, with periods when stock prices generally rise and periods when prices generally decline. The volatility of equity securities means that the value of your investment in the Funds may increase or decrease. As of the date of this Prospectus, certain stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

 To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Con-versely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer could default on its obligations, and a Fund will not recover its invest-ment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (exten-sion risk). In general, if interest rates on new mortgage loans fall suffi-ciently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to invest-ors.

 The Investment Adviser will not consider the portfolio turnover rate a lim-iting factor in making investment decisions for a Fund. A high rate of port-folio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. The portfolio turnover rate is calcu-lated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See "Financial Highlights" in Appendix B for a state-ment of the Funds' historical portfolio turnover rates.

 The following sections provide further information on certain types of secu-rities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Addi-tional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

 B. Other Portfolio Risks


 Risks of Investing in Small Capitalization Companies and REITs. Investments in small capitalization companies and REITs involve greater risk and portfo-lio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies and REITs may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain peri-ods the liquidity of particular issuers or industries, or all securities in these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of suffi-cient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies and REITs include "unseasoned" issuers that do not have an established financial history; often have lim-ited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitaliza-tion companies and REITs may be more difficult to

                                                                      APPENDIX A

 price precisely than other types of securities because of their characteris-tics and lower trading volumes.

 Risks of Foreign Investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securi-ties of U.S. issuers. Foreign investments may be affected by changes in cur-rency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

 The introduction of a single currency, the euro, on January 1, 1999 for par-ticipating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union ("EU"), may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by the Funds.

 Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such proce-dures have been unable to keep pace with the volume of securities transac-tions, thus making it difficult to conduct such transactions.

 Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less gov-ernment regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and secu-rities of many foreign issuers are less liquid and more volatile than secu-rities of comparable domestic issuers. Efforts in foreign countries to reme-diate potential Year 2000 problems are not as extensive as those in the United States. As a result, the operations of foreign markets, foreign issuers and foreign governments may be disrupted by the Year 2000 Problem, and the investment portfolio of a Fund may be adversely affected. Further-more, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of with-holding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, and political or social instability or diplomatic developments which could affect investments in those countries.

 Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geo-graphically concentrated.

 Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obliga-tions of U.S. issuers.

 A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the avail-ability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sov-ereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

 Investments in foreign securities may take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Certain Funds may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

                                                                      APPENDIX A


 Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging coun-tries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement vol-ume limitations have been reached.

 Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a spe-cific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportuni-ties in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct invest-ment in equity securities in certain Asian countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

 Many emerging countries have experienced currency devaluations and substan-tial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

 Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationaliza-tion, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

 A Fund's investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund.

 Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund's delivery of securities before receipt of payment for their sale. In addi-tion, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to com-plete its contractual obligations. The creditworthiness of the local securi-ties firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

 The small size and inexperience of the securities markets in certain emerg-ing countries and the limited volume of trading in securities in those coun-tries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities mar-kets (such as the United States, Japan and most Western European countries). A Fund's investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor per-ceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price pre-cisely because of the characteristics discussed above and lower trading vol-umes.

                                                                      APPENDIX A


 A Fund's use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a sig-nificant portion of the Funds' currency exposure in emerging countries, if any, will be covered by such instruments.

 Risks of Derivative Investments. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

 Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:
 .Both domestic and foreign securities that are not readily marketable .Certain stripped mortgage-backed securities
 .Repurchase agreements and time deposits with a notice or demand period of more than seven days
 .Certain over-the-counter options
 .Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities") and, therefore, is liquid

 Investing in 144A Securities may decrease the liquidity of a Fund's portfo-lio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of com-parable securities for which a liquid market exists.

 Credit Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agen-cies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Further information is pro-vided in the Additional Statement.

 Debt securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's are considered "investment grade." Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

 Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as "junk bonds." Junk bonds are considered predominantly speculative and may be ques-tionable as to principal and interest payments.

 In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, invest-ment in such bonds will present greater speculative risks than those associ-ated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rat-ing organization, the market price and liquidity of such security may be adversely affected.

 Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:
 .U.S. government securities
 .Commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's .Certificates of deposit
 .Bankers' acceptances
 .Repurchase agreements
 .Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

 When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

 C. Portfolio Securities and Techniques

 This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associ-ated risks.

                                                                      APPENDIX A

 Further information is provided in the Additional Statement, which is avail-able upon request.

 Convertible Securities. Each Fund may invest in convertible securities. Con-vertible securities are preferred stock or debt obligations that are con-vertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar qual-ity. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Con-vertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible secu-rity, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

 Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to pur-chase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is con-sidered a speculative practice.

 Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of cor-relation between the two currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

 Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund's NAV to fluctuate (when the Fund's NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

 The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obli-gations. Since these contracts are not guaranteed by an exchange or clear-inghouse, a default on a contract would deprive a Fund of unrealized prof-its, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

 Structured Securities. Each Fund may invest in structured securities. Struc-tured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be posi-tively or negatively indexed, so that appreciation of the Reference may pro-duce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Refer-ence. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more vol-atile, less liquid and more difficult to price accurately than less complex securities.

 REITs. Each Fund may invest in REITS. REITS are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs' managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with invest-ments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                                                                      APPENDIX A


 Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument dur-ing the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write
 (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index comprised of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

 The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is con-sidered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctu-ations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund's investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund's transaction costs. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

 Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or pur-chase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on various securities (such as U.S. government securities), foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transac-tions on both U.S. and foreign exchanges.

 Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage their term structures, sector selec-tion and durations in accordance with their investment objectives and poli-cies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of ini-tial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets.

 Futures contracts and related options present the following risks:
 .While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.
 .Because perfect correlation between a futures position and portfolio posi-tion that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.
 .The loss incurred by a Fund in entering into futures contracts and in writ-ing call options on futures is potentially unlimited and may exceed the amount of the premium received.
 .Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV.
 .As a result of the low margin deposits normally required in futures trad-ing, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
 .Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
 .Foreign exchanges may not provide the same protection as U.S. exchanges.

 Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other compo-nents of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

 An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The

                                                                      APPENDIX A

 value of some components of an equity swap (such as the dividends on a com-mon stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults.

 When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a con-tract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

 The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

 Repurchase Agreements. Repurchase agreements involve the purchase of securi-ties subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with primary dealers in U.S. government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

 If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agree-ment. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

 In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may trans-fer uninvested cash balances into a single joint account, the daily aggre-gate balance of which will be invested in one or more repurchase agreements.

 Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral).

 A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

 Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short posi-tion is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any fur-ther consideration, an equal amount of the securities of the same issuer as the securities sold short.

 Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earn-ings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

 Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the war-rant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

 Other Investment Companies. Each Fund may invest in securities of other investment companies (including SPDRs and WEBs, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other invest-

                                                                      APPENDIX A

 ment companies. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

 .Standard & Poor's Depository Receipts. The Funds may, consistent with their investment policies, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the han-dling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

 .World Equity Benchmark Shares. World Equity Benchmark Shares ("WEBS") are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. WEBS are listed on the AMEX and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of WEBS on the AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their NAVs. However, WEBS have a limited operat-ing history and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of WEBS as part of its investment strategy.

 Unseasoned Companies. Each Fund may invest in companies (including predeces-sors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one NRSRO. The securities of such companies may have lim-ited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned compa-nies are more speculative and entail greater risk than do investments in companies with an established operating record.

 Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial insti-tutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

 Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be gen-eral obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

 U.S. Government Securities and Related Custodial Receipts. Each Fund may invest in U.S. government securities and related custodial receipts. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or spon-sored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to pur-chase certain obligations of the issuer (such as the Federal National Mort-gage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")); or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal compo-nents of stripped U.S. government securities are traded independently.

 Interests in U.S. government securities may be purchased in the form of cus-todial receipts that evidence ownership of future interest payments, princi-pal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentali-ties, political subdivisions or

                                                                      APPENDIX A

 authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

 Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect partici-pations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of "credit enhancement." However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

 Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturi-ties, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in cer-tain mortgages principally secured by interests in real property and other permitted investments.

 Mortgaged-backed securities also include stripped mortgage-backed securities ("SMBS"), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the prin-cipal payments from a pool of mortgage loans. The market value of SMBS con-sisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than pre-vailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

 Asset-Backed Securities. Certain Funds may invest in asset-backed securi-ties. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of pre-payments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's abil-ity to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mort-gage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

 Borrowings. Each Fund can borrow money from banks and other financial insti-tutions in amounts not exceeding one-third of their total assets for tempo-rary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

                                                                      Appendix A


 Mortgage Dollar Rolls. Certain Funds may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Fund of securities for delivery in the current month. The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the ben-efits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund's performance.

 Successful use of mortgage dollar rolls depends upon the Investment Advis-er's ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Fund may experi-ence a loss. For financial reporting and tax purposes, the Funds treat mort-gage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

 Yield Curve Options. Certain Funds may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of desig-nated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is prof-itable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

 The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options pres-ent a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

 Reverse Repurchase Agreements. Certain Funds may enter into reverse repur-chase agreements. Reverse repurchase agreements involve the sale of securi-ties held by a Fund subject to the Fund's agreement to repurchase them at a mutu-ally agreed upon date and price (including interest). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the inter-est income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obli-gated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

 Municipal Securities. Certain Funds may invest in securities and instruments issued by state and local government issuers. Municipal securities in which a Fund may invest consist of bonds, notes, commercial paper and other instruments (including participating interest in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agen-cies or instrumentalities. Such securities may pay fixed, variable or float-ing rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass trans-portation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securi-ties in which a Fund may invest include private activity bonds, municipal leases, certificates of participation, pre-funded municipal securities and auction rate securities.

 Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps and Inter-est Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional princi-pal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment

                                                                      APPENDIX A

 from the other party, upon the occurrence of specified credit events. Cur-rency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

 Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, mortgage, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transac-tions. If the Investment Adviser is incorrect in its forecasts of market value, interest rates and currency exchange rates, the investment perfor-mance of a Fund would be less favorable than it would have been if these investment techniques were not used.

 Loan Participations. Certain Funds may invest in loan participations. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. A Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan participation interests may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an inter-est in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When a Fund acts as co-lender in connection with a participation interest or when it acquires certain participation interests, the Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks direct recourse, it will look to the agent bank to enforce appro-priate credit remedies against the borrower. In these cases, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the agent bank may become insolvent.

 Inverse Floaters. Certain Funds may invest in inverse floating rate debt securities ("inverse floaters"). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Appendix B
Financial Highlights

 The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an invest-ment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with a Fund's financial statements, is included in the Fund's annual report (available upon request). No financial highlights are included for the Large Cap Value Fund because it had no operating history prior to the date of this prospectus.


 BALANCED FUND

                                                            Income from
                                                      investment operations/d/
                                                    ---------------------------
                                                                 Net realized
                                                                and unrealized
                                                                gain (loss) on
                                                                 investment,
                                          Net asset              futures and
                                           value,      Net     foreign currency
                                          beginning investment     related
                                          of period   income     transactions
-------------------------------------------------------------------------------
For The Years Ended January 31,
1999 - Class A Shares                      $20.29     $0.58         $0.20
1999 - Class B Shares                       20.20      0.41          0.21
1999 - Class C Shares                       20.17      0.41          0.21
1999 - Institutional Shares                 20.29      0.64          0.20
1999 - Service Shares                       20.28      0.53          0.21
-------------------------------------------------------------------------------
1998 - Class A Shares                       18.78      0.57          2.66
1998 - Class B Shares                       18.73      0.50          2.57
1998 - Class C Shares (commenced August
 15, 1997)                                  21.10      0.25          0.24
1998 - Institutional Shares (commenced
 August 15, 1997)                           21.18      0.26          0.32
1998 - Service Shares (commenced August
 15, 1997)                                  21.18      0.22          0.32
-------------------------------------------------------------------------------
1997 - Class A Shares                       17.31      0.66          2.47
1997 - Class B Shares (commenced May 1,
 1996)                                      17.46      0.42          2.34
-------------------------------------------------------------------------------
1996 - Class A Shares                       14.22      0.51          3.43
-------------------------------------------------------------------------------
For The Period Ended January 31,
1995 - Class A Shares (commenced October
 12, 1994)                                  14.18      0.10          0.02
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.

                                Distributions to shareholders
                           ---------------------------------------

                                                     From net
                                                   realized gain
                                                  on investment,
                                      In excess     futures and    Net increase
                            From net    of net    foreign currency  (decrease)
                           investment investment      related      in net asset
                             income     income     transactions       value
-------------------------------------------------------------------------------
For The Years Ended
 January 31,
1999 - Class A Shares        $(0.59)    $  --          $  --          $ 0.19
1999 - Class B Shares         (0.45)       --             --            0.17
1999 - Class C Shares         (0.45)       --             --            0.17
1999 - Institutional
 Shares                       (0.65)       --             --            0.19
1999 - Service Shares         (0.55)       --             --            0.19
-------------------------------------------------------------------------------
1998 - Class A Shares         (0.56)       --          (1.16)           1.51
1998 - Class B Shares         (0.42)    (0.02)         (1.16)           1.47
1998 - Class C Shares
 (commenced August 15,
 1997)                        (0.22)    (0.04)         (1.16)          (0.93)
1998 - Institutional
 Shares (commenced August
 15, 1997)                    (0.23)    (0.08)         (1.16)          (0.89)
1998 - Service Shares
 (commenced August 15,
 1997)                        (0.22)    (0.06)         (1.16)          (0.90)
-------------------------------------------------------------------------------
1997 - Class A Shares         (0.66)       --          (1.00)           1.47
1997 - Class B Shares
 (commenced May 1, 1996)      (0.42)    (0.07)         (1.00)           1.27
-------------------------------------------------------------------------------
1996 - Class A Shares         (0.50)       --          (0.35)           3.09
-------------------------------------------------------------------------------
For The Period Ended
 January 31,
1995 - Class A Shares
 (commenced October 12,
 1994)                        (0.08)       --             --            0.04
-------------------------------------------------------------------------------

c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Includes the effect of mortgage dollar roll transactions.

                                                                 APPENDIX B


                                                                 Ratios assuming
                                                               no voluntary waiver
                                                          of fees or expense limitations
                                                          ------------------------------------

                       Net
                      assets
                      at end                  Ratio of                            Ratio of
                        of      Ratio of   net investment   Ratio of           net investment
 Net asset            period  net expenses   income to     expenses to         income (loss)         Portfolio
value, end   Total     (in     to average   average net      average           to average net        turnover
 of period  return/a/ 000s)    net assets      assets      net assets              assets              rate/e/
-----------------------------------------------------------------------------------------------------------
  $20.48      3.94%  $192,453     1.04%         2.90%                   1.45%                2.49%     175.06%
   20.37      3.15     43,926     1.80          2.16                    2.02                 1.94      175.06
   20.34      3.14     14,286     1.80          2.17                    2.02                 1.95      175.06
   20.48      4.25      8,010     0.73          3.22                    0.95                 3.00      175.06
   20.47      3.80        490     1.23          2.77                    1.45                 2.55      175.06
-----------------------------------------------------------------------------------------------------------
   20.29     17.54    163,636     1.00          2.94                    1.57                 2.37      190.43
   20.20     16.71     23,639     1.76          2.14                    2.07                 1.83      190.43
   20.17      2.49c     8,850     1.77b         2.13b                   2.08b                1.82b     190.43
   20.29      2.93c     8,367     0.76b         3.13b                   1.07b                2.82b     190.43
   20.28      2.66c        16     1.26b         2.58b                   1.57b                2.27b     190.43
-----------------------------------------------------------------------------------------------------------
   18.78     18.59     81,410     1.00          3.76                    1.77                 2.99      208.11
   18.73     16.22c     2,110     1.75b         2.59b                   2.27b                2.07b     208.11
-----------------------------------------------------------------------------------------------------------
   17.31     28.10     50,928     1.00          3.65                    1.90                 2.75      197.10
-----------------------------------------------------------------------------------------------------------
   14.22      0.87c     7,510     1.00b         3.39b                   8.29b               (3.90)b     14.71
-----------------------------------------------------------------------------------------------------------

 GROWTH AND INCOME FUND


                                            Income from
                                       investment operations/d/     Distributions to shareholders
                                    ---------------------------- ------------------------------------
                                                   Net realized
                                                  and unrealized                          From net
                                                  gain (loss) on                       realized gain
                          Net asset                investment,              In excess  on investment,
                           value,        Net         options      From net    of net    options and
                          beginning  investment    and futures   investment investment    futures
                          of period income (loss)  transactions    income     income    transactions
-----------------------------------------------------------------------------------------------------
For The Years Ended
 January 31,
1999 - Class A Shares      $25.93      $ 0.20         $(1.60)      $(0.19)   $(0.01)        $  --
1999 - Class B Shares       25.73        0.02          (1.58)       (0.04)        --           --
1999 - Class C Shares       25.70        0.02          (1.59)       (0.05)        --           --
1999 - Institutional
 Shares                     25.95        0.29          (1.58)       (0.30)    (0.01)           --
1999 - Service Shares       25.92        0.17          (1.58)       (0.17)    (0.01)           --
-----------------------------------------------------------------------------------------------------
1998 - Class A Shares       23.18        0.11           5.27        (0.11)        --        (2.52)
1998 - Class B Shares       23.10        0.04           5.14           --      (0.03)       (2.52)
1998 - Class C Shares
 (commenced August 15,
 1997)                      28.20       (0.01)          0.06           --      (0.03)       (2.52)
1998 - Institutional
 Shares                     23.19        0.27           5.23        (0.22)        --        (2.52)
1998 - Service Shares       23.17        0.14           5.23        (0.06)     (0.04)       (2.52)
-----------------------------------------------------------------------------------------------------
1997 - Class A Shares       19.98        0.35           5.18        (0.35)     (0.01)       (1.97)
1997 - Class B Shares
 (commenced May 1, 1996)    20.82        0.17           4.31        (0.17)     (0.06)       (1.97)
1997 - Institutional
 Shares (commenced June
 3, 1996)                   21.25        0.29           3.96        (0.30)     (0.04)       (1.97)
1997 - Service Shares
 (commenced March 6,
 1996)                      20.71        0.28           4.50        (0.28)     (0.07)       (1.97)
-----------------------------------------------------------------------------------------------------
1996 - Class A Shares       15.80        0.33           4.75        (0.30)        --        (0.60)
-----------------------------------------------------------------------------------------------------
1995 - Class A Shares       15.79        0.20e          0.30e       (0.20)     (0.07)       (0.33)
-----------------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Calculated based on the average shares outstanding methodology.

                                                                      APPENDIX B





             Net increase                            Net assets     Ratio of
Additional    (decrease)    Net asset                at end of    net expenses
 paid-in     in net asset   value, end    Total        period      to average
 capital        value       of period    return/a/   (in 000s)     net assets
------------------------------------------------------------------------------


$  --        $(1.60)          $24.33      (5.40)%    $1,122,157       1.22%
   --         (1.60)           24.13      (6.07)        349,662       1.92
   --         (1.62)           24.08      (6.12)         48,146       1.92
   --         (1.60)           24.35      (5.00)        173,696       0.80
   --         (1.59)           24.33      (5.44)         11,943       1.30
------------------------------------------------------------------------------
   --          2.75            25.93      23.71       1,216,582       1.25
   --          2.63            25.73      22.87         307,815       1.94
   --         (2.50)           25.70       0.51c         31,686       1.99b
   --          2.76            25.95      24.24          36,225       0.83
   --          2.75            25.92      23.63           8,893       1.32
------------------------------------------------------------------------------
   --          3.20            23.18      28.42         615,103       1.22
   --          2.28            23.10      22.23c         17,346       1.93b
   --          1.94            23.19      20.77c            193       0.82b
   --          2.46            23.17      23.87c          3,174       1.32b
------------------------------------------------------------------------------
   --          4.18            19.98      32.45         436,757       1.20
------------------------------------------------------------------------------
 0.11e         0.01            15.80       3.97         193,772       1.25
------------------------------------------------------------------------------

                               Ratios assuming no voluntary waiver
                                  of fees or expense limitations
                               ------------------------------------------
                   Ratio of                                Ratio of
                net investment     Ratio of             net investment
                income (loss)    expenses to           income (loss) to         Portfolio
                to average net   average net              average net           turnover
                    assets          assets                   assets               rate
-----------------------------------------------------------------------------------------
For The Years
 Ended
 January 31,
1999 - Class
 A Shares            0.78%                     1.32%                    0.68%    125.79%
1999 - Class
 B Shares            0.09                      1.92                     0.09     125.79
1999 - Class
 C Shares            0.10                      1.92                     0.10     125.79
1999 -
 Institutional
 Shares              1.25                      0.80                     1.25     125.79
1999 -
 Service
 Shares              0.72                      1.30                     0.72     125.79
-----------------------------------------------------------------------------------------
1998 - Class
 A Shares            0.43                      1.42                     0.26      61.95
1998 - Class
 B Shares           (0.35)                     1.94                    (0.35)     61.95
1998 - Class
 C Shares
 (commenced
 August 15,
 1997)              (0.48)b                    1.99b                   (0.48)b    61.95
1998 -
 Institutional
 Shares              0.76                      0.83                     0.76      61.95
1998 -
 Service
 Shares              0.32                      1.32                     0.32      61.95
-----------------------------------------------------------------------------------------
1997 - Class
 A Shares            1.60                      1.43                     1.39      53.03
1997 - Class
 B Shares
 (commenced
 May 1, 1996)        0.15b                     1.93b                    0.15b     53.03
1997 -
 Institutional
 Shares
 (commenced
 June 3,
 1996)               1.36b                     0.82b                    1.36b     53.03
1997 -
 Service
 Shares
 (commenced
 March 6,
 1996)               0.94b                     1.32b                    0.94b     53.03
-----------------------------------------------------------------------------------------
1996 - Class
 A Shares            1.67                      1.45                     1.42      57.93
-----------------------------------------------------------------------------------------
1995 - Class
 A Shares            1.28                      1.58                     0.95      71.80
-----------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Calculated based on the average shares outstanding methodology.

                      [This page intentionally left blank]

 CORE LARGE CAP VALUE FUND


                                                          Income from
                                                    investment operations/d/
                                                  -----------------------------
                                                                  Net realized
                                                                 and unrealized
                                    Net asset                       gain on
                                     value,          Net           investment
                                    beginning     investment      and futures
                                    of period       income        transactions
-------------------------------------------------------------------------------
For the Period Ended January 31,
1999 - Class A Shares
 (commenced December 31, 1998)       $10.00         $0.01            $0.14
1999 - Class B Shares
 (commenced December 31, 1998)        10.00           --              0.15
1999 - Class C Shares
 (commenced December 31, 1998)        10.00           --              0.15
1999 - Institutional Shares
 (commenced December 31, 1998)        10.00          0.01             0.15
1999 - Service Shares
 (commenced December 31, 1998)        10.00          0.02             0.14
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B







      Distributions to
        shareholders
  ---------------------------

                 From net
               realized gain                                    Net assets   Ratio of
   From net    on investment Net increase Net asset             at end of  net expenses
  investment    and futures  in net asset value, end   Total      period    to average
    income     transactions     value     of period  return/a,c/ (in 000s)  net assets/b/
--------------------------------------------------------------------------------------
     $ --
                   $ --         $0.15       $10.15     1.50%    $ 6,665       1.08%
      --             --          0.15        10.15     1.50         340       1.82
      --             --          0.15        10.15     1.50         268       1.83
      --             --          0.16        10.16     1.60      53,396       0.66
      --             --          0.16        10.16     1.60           2       1.16
--------------------------------------------------------------------------------------

                                    Ratios assuming no voluntary waiver
                                       of fees or expense limitations
                                    ------------------------------------------

                        Ratio of                                Ratio of
                     net investment     Ratio of             net investment
                       income to      expenses to           income to average        Portfolio
                      average net     average net                  net               turnover
                        assets/b/       assets/b/                assets/b/             rate
----------------------------------------------------------------------------------------------
For the Period
 Ended January 31,
1999 - Class A
 Shares
 (commenced December
 31, 1998)                1.45%                     8.03%                   (5.50)%       0%
1999 - Class B
 Shares
 (commenced December
 31, 1998)                0.84                      8.77                    (6.11)        0
1999 - Class C
 Shares
 (commenced December
 31, 1998)                0.70                      8.78                    (6.25)        0
1999 -
 Institutional
 Shares
 (commenced December
 31, 1998)                1.97                      7.61                    (4.98)        0
1999 - Service
 Shares
 (commenced December
 31, 1998)                2.17                      8.11                    (4.78)        0
----------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE U.S. EQUITY FUND

                                                           Income from
                                                     investment operations/d/
                                                    -------------------------
                                                                Net realized
                                          Net asset    Net     and unrealized
                                           value,   investment gain (loss) on
                                          beginning   income    investments
                                          of period   (loss)    and futures
-----------------------------------------------------------------------------
For The Years Ended January 31,
1999 - Class A Shares                      $26.59     $ 0.04       $ 7.02
1999 - Class B Shares                       26.32      (0.10)        6.91
1999 - Class C Shares                       26.24      (0.10)        6.89
1999 - Institutional Shares                 26.79       0.20         7.11
1999 - Service Shares                       26.53       0.06         7.01
-----------------------------------------------------------------------------
1998 - Class A Shares                       23.32       0.11         5.63
1998 - Class B Shares                       23.18       0.11         5.44
1998 - Class C Shares (commenced August
15, 1997)                                   27.48       0.03         1.22
1998 - Institutional Shares                 23.44       0.30         5.65
1998 - Service Shares                       23.27       0.19         5.57
-----------------------------------------------------------------------------
1997 - Class A Shares                       19.66       0.16         4.46
1997 - Class B Shares (commenced May 1,
1996)                                       20.44       0.04         3.70
1997 - Institutional Shares                 19.71       0.30         4.51
1997 - Service Shares (commenced June 7,
1996)                                       21.02       0.13         3.15
-----------------------------------------------------------------------------
1996 - Class A Shares                       14.61       0.19         5.43
1996 - Institutional Shares (commenced
June 15, 1995)                              16.97       0.16         3.23
-----------------------------------------------------------------------------
1995 - Class A Shares                       15.93       0.20        (0.38)
-----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B






   Distributions to shareholders
------------------------------------
                         From net                                                                 Ratio of
            In excess  realized gain Net increase                      Net assets   Ratio of   net investment
 From net     of net   on investment  (decrease)  Net asset            at end of  net expenses income (loss)
investment  investment  and futures  in net asset value, end Total       period    to average    to average
  income      income   transactions     value     of period  return/a/ (in 000s)   net assets    net assets
-----------------------------------------------------------------------------------------------------------
  $(0.03)     $(0.01)     $(0.63)       $ 6.39      $32.98    26.89%  $605,566      1.23%         0.15%
      --          --       (0.63)         6.18       32.50    26.19    152,347      1.85         (0.50)
      --          --       (0.63)         6.16       32.40    26.19     26,912      1.87         (0.53)
   (0.15)      (0.03)      (0.63)         6.50       33.29    27.65    307,200      0.69          0.69
   (0.10)      (0.02)      (0.63)         6.32       32.85    27.00     11,600      1.19          0.19
-----------------------------------------------------------------------------------------------------------
   (0.12)         --       (2.35)         3.27       26.59    24.96    398,393      1.28          0.51
      --       (0.06)      (2.35)         3.14       26.32    24.28     59,208      1.79         (0.05)
      --       (0.14)      (2.35)        (1.24)      26.24     4.85c     6,267      1.78b        (0.21)b
   (0.24)      (0.01)      (2.35)         3.35       26.79    25.76    202,893      0.65          1.16
   (0.07)      (0.08)      (2.35)         3.26       26.53    25.11      7,841      1.15          0.62
-----------------------------------------------------------------------------------------------------------
   (0.16)         --       (0.80)         3.66       23.32    23.75    225,968      1.29          0.91
   (0.04)      (0.16)      (0.80)         2.74       23.18    18.59c    17,258      1.83b         0.06b
   (0.28)         --       (0.80)         3.73       23.44    24.63    148,942      0.65          1.52
   (0.13)      (0.10)      (0.80)         2.25       23.27    15.92c     3,666      1.15b         0.69b
-----------------------------------------------------------------------------------------------------------
   (0.16)         --       (0.41)         5.05       19.66    38.63    129,045      1.25          1.01
   (0.24)         --       (0.41)         2.74       19.71    20.14c    64,829      0.65b         1.49b
-----------------------------------------------------------------------------------------------------------
   (0.20)         --       (0.94)        (1.32)      14.61    (1.10)    94,968      1.38          1.33
-----------------------------------------------------------------------------------------------------------

                             Ratios assuming no voluntary waiver
                                of fees or expense limitations
                             -----------------------------------
                                                   Ratio of
                                 Ratio of       net investment
                               expenses to     income (loss) to       Portfolio
                               average net          average           turnover
                                  assets          net  assets           rate
-------------------------------------------------------------------------------
For The Years Ended January
31,
1999 - Class A Shares                  1.36%              0.02%         63.79%
1999 - Class B Shares                  1.98              (0.63)         63.79
1999 - Class C Shares                  2.00              (0.66)         63.79
1999 - Institutional Shares            0.82               0.56          63.79
1999 - Service Shares                  1.32               0.06          63.79
-------------------------------------------------------------------------------
1998 - Class A Shares                  1.47               0.32          65.89
1998 - Class B Shares                  1.96              (0.22)         65.89
1998 - Class C Shares
(commenced August 15, 1997)            1.95b             (0.38)b        65.89
1998 - Institutional Shares            0.82               0.99          65.89
1998 - Service Shares                  1.32               0.45          65.89
-------------------------------------------------------------------------------
1997 - Class A Shares                  1.35b              0.49b         37.28
1997 - Class B Shares
(commenced May 1, 1996)                1.53               0.67          37.78
1997 - Institutional Shares            2.00b             (0.11)b        37.28
1997 - Service Shares
(commenced June 7, 1996)               0.85               1.32          37.28
-------------------------------------------------------------------------------
1996 - Class A Shares                  1.55               0.71          39.35
1996 - Institutional Shares
(commenced June 15, 1995)              0.96b              1.18b         39.35
-------------------------------------------------------------------------------
1995 - Class A Shares                  1.63               1.08          56.18
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE LARGE CAP GROWTH FUND


                                                             Income from
                                                       investment operations/d/
                                                      -------------------------

                                                                  Net realized
                                            Net asset    Net     and unrealized
                                             value,   investment    gain on
                                            beginning   income    investments
                                            of period   (loss)    and futures
-------------------------------------------------------------------------------
For the Year Ended January 31,
1999 - Class A Shares                        $11.97     $ 0.01       $4.19
1999 - Class B Shares                         11.92      (0.06)       4.12
1999 - Class C Shares                         11.93      (0.05)       4.11
1999 - Institutional Shares                   11.97       0.02        4.23
1999 - Service Shares                         11.95      (0.01)       4.17
-------------------------------------------------------------------------------
For the Period Ended January 31,
1998 - Class A Shares (commenced May 1,
 1997)                                        10.00       0.01        2.35
1998 - Class B Shares (commenced May 1,
 1997)                                        10.00      (0.03)       2.33
1998 - Class C Shares (commenced August
 15, 1997)                                    11.80      (0.02)       0.54
1998 - Institutional Shares (commenced May
 1, 1997)                                     10.00       0.01        2.35
1998 - Service Shares (commenced May 1,
 1997)                                        10.00      (0.02)       2.35
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B







           Distributions to
             Shareholders
  -------------------------------------
                            From net
                            realized
     From      In excess    gain on        Net     Net asset           Net assets   Ratio of
     Net         of net    investment   increase    value,             at end of  net expenses
  Investment   investment and futures    in net     end of    Total      period    to average
    Income       income   transactions asset value  period   return/a/ (in 000s)   net assets
--------------------------------------------------------------------------------------------
    $  --        $   --      $  --        $4.20     $16.17    35.10%  $175,510      0.97%
       --            --         --         4.06      15.98    34.07     93,711      1.74
       --            --         --         4.06      15.99    34.04     37,081      1.74
       --         (0.01)        --         4.24      16.21    35.54    295,734      0.65
       --            --         --         4.16      16.11    34.85      1,663      1.15
--------------------------------------------------------------------------------------------
    (0.01)           --      (0.38)        1.97      11.97    23.79c    53,786      0.91b
       --            --      (0.38)        1.92      11.92    23.26c    13,857      1.67b
       --         (0.01)     (0.38)        0.13      11.93     4.56c     4,132      1.68b
    (0.01)           --      (0.38)        1.97      11.97    23.89c     4,656      0.72b
       --            --      (0.38)        1.95      11.95    23.56c       115      1.17b
--------------------------------------------------------------------------------------------

                                                Ratios assuming no
                                             voluntary waiver of fees
                                              or expense limitations
                                           ----------------------------
                              Ratio of                   Ratio of net
                           net investment   Ratio of      investment
                          income (loss) to expenses to income (loss) to Portfolio
                            average net    average net   average net    turnover
                               assets        assets         assets        rate
---------------------------------------------------------------------------------
For the Year Ended
 January 31,
1999 - Class A Shares           0.05 %        1.46%         (0.44)%       63.15%
1999 - Class B Shares          (0.73)         2.11          (1.10)        63.15
1999 - Class C Shares          (0.74)         2.11          (1.11)        63.15
1999 - Institutional
 Shares                         0.35          1.02          (0.02)        63.15
1999 - Service Shares          (0.16)         1.52          (0.53)        63.15
---------------------------------------------------------------------------------
For the Period Ended
 January 31,
1998 - Class A Shares
 (commenced May 1, 1997)        0.12 b        2.40b         (1.37)b       74.97c
1998 - Class B Shares
 (commenced May 1, 1997)       (0.72)b        2.91b         (1.96)b       74.97c
1998 - Class C Shares
 (commenced August 15,
 1997)                         (0.76)b        2.92b         (2.00)b       74.97c
1998 - Institutional
 Shares (commenced May
 1, 1997)                       0.42 b        1.96b         (0.82)b       74.97c
1998 - Service Shares
 (commenced May 1, 1997)       (0.21)b        2.41b         (1.45)b       74.97c
---------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE SMALL CAP EQUITY FUND

                                                          Income from
                                                    investment operations/d/
                                                   -------------------------
                                                                   Net
                                                               realized and
                                                                unrealized
                                         Net asset    Net     gain (loss) on
                                          value,   investment   investment
                                         beginning   income    and futures
                                         of period   (loss)    transactions
----------------------------------------------------------------------------
For the Year Ended January 31,
1999 - Class A Shares                     $10.59     $0.01        $(0.43)
1999 - Class B Shares                      10.56     (0.05)        (0.44)
1999 - Class C Shares                      10.57     (0.04)        (0.45)
1999 - Institutional Shares                10.61      0.04         (0.43)
1999 - Service Shares                      10.60      0.01         (0.44)
----------------------------------------------------------------------------
For the Period Ended January 31,
1998 - Class A Shares (commenced August
 15, 1997)                                 10.00     (0.01)         0.65
1998 - Class B Shares (commenced August
 15, 1997)                                 10.00     (0.03)         0.64
1998 - Class C Shares (commenced August
 15, 1997)                                 10.00     (0.02)         0.64
1998 - Institutional Shares (commenced
 August 15, 1997)                          10.00      0.01          0.65
1998 - Service Shares (commenced August
 15, 1997)                                 10.00      0.01          0.64
----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B





     Distributions to
       Shareholders
  --------------------------

                 From net
                 realized
     From        gain on        Net     Net asset            Net assets   Ratio of
     Net        investment   increase     value              at end of  net expenses
  investment   and futures    in net     end of    Total       period    to average
    income     transactions asset value  period   return/a/  (in 000s)   net assets
----------------------------------------------------------------------------------
    $(0.01)       $  --       $(0.43)    $10.16    (3.97)%  $64,087       1.31%
        --           --        (0.49)     10.07    (4.64)    15,406       2.00
        --           --        (0.49)     10.08    (4.64)     6,559       2.01
     (0.02)          --        (0.41)     10.20    (3.64)    62,763       0.94
     (0.01)          --        (0.44)     10.16    (4.07)        54       1.44
----------------------------------------------------------------------------------
        --        (0.05)        0.59      10.59     6.37c    11,118       1.25b
        --        (0.05)        0.56      10.56     6.07c     9,957       1.95b
        --        (0.05)        0.57      10.57     6.17c     2,557       1.95b
        --        (0.05)        0.61      10.61     6.57c     9,026       0.95b
        --        (0.05)        0.60      10.60     6.47c         2       1.45b
----------------------------------------------------------------------------------

                                               Ratios assuming no
                                            voluntary waiver of fees
                                             or expense limitations
                                            -------------------------

                              Ratio of net              Ratio of net
                               investment    Ratio of    investment
                              income (loss) expenses to income (loss) Portfolio
                               to average   average net  to average   turnover
                               net assets     assets     net assets     rate
-------------------------------------------------------------------------------
For the Year Ended January
 31,
1999 - Class A Shares              0.08%       2.00%        (0.61)%     75.38%
1999 - Class B Shares             (0.55)       2.62         (1.17)      75.38
1999 - Class C Shares             (0.56)       2.63         (1.18)      75.38
1999 - Institutional Shares        0.60        1.56         (0.02)      75.38
1999 - Service Shares              0.01        2.06         (0.61)      75.38
-------------------------------------------------------------------------------
For the Period Ended January
 31,
1998 - Class A Shares
 (commenced August 15, 1997)      (0.36)b      3.92b        (3.03)b     37.65c
1998 - Class B Shares
 (commenced August 15, 1997)      (1.04)b      4.37b        (3.46)b     37.65c
1998 - Class C Shares
 (commenced August 15, 1997)      (1.07)b      4.37b        (3.49)b     37.65c
1998 - Institutional Shares
 (commenced August 15, 1997)       0.15b       3.37b        (2.27)b     37.65c
1998 - Service Shares
 (commenced August 15, 1997)       0.40b       3.87b        (2.02)b     37.65c
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CAPITAL GROWTH FUND


                                                          Income from
                                                    investment operations/d/
                                                   -------------------------
                                                               Net realized
                                         Net asset    Net     and unrealized
                                          value,   investment gain (loss) on
                                         beginning   income     investment
                                         of period   (loss)    transactions
----------------------------------------------------------------------------
For the Years Ended January 31,
1999 - Class A Shares                     $18.48     $(0.03)      $6.35
1999 - Class B Shares                      18.27      (0.12)       6.19
1999 - Class C Shares                      18.24      (0.10)       6.15
1999 - Institutional Shares                18.45       0.01        6.38
1999 - Service Shares                      18.46      (0.04)       6.31
----------------------------------------------------------------------------
1998 - Class A Shares                      16.73       0.02        4.78
1998 - Class B Shares                      16.67       0.02        4.61
1998 - Class C Shares (commenced August
 15, 1997)                                 19.73      (0.02)       1.60
1998 - Institutional Shares (commenced
 August 15, 1997)                          19.88       0.02        1.66
1998 - Service Shares (commenced August
 15, 1997)                                 19.88      (0.01)       1.66
----------------------------------------------------------------------------
1997 - Class A Shares                      14.91       0.10        3.56
1997 - Class B Shares (commenced May 1,
 1996)                                     15.67       0.01        2.81
----------------------------------------------------------------------------
1996 - Class A Shares                      13.67       0.12        3.93
----------------------------------------------------------------------------
1995 - Class A Shares                      15.96       0.03       (0.69)
----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B






           Distributions to
             shareholders
  --------------------------------------

               In excess    From net    Net increase                      Net assets   Ratio of
   From net      of net   realized gain  (decrease)  Net asset            at end of  net expenses
  investment   investment on investment    in net    value, end  Total      period    to average
    income       income   transactions  asset value  of period  return/a/ (in 000s)   net assets
---------------------------------------------------------------------------------------------------
    $ --         $ --        $(0.77)       $5.55       $24.03    34.58% $1,992,716     1.42%
      --           --         (0.77)        5.30        23.57    33.60     236,369     2.19
      --           --         (0.77)        5.28        23.52    33.55      60,234     2.19
      --           --         (0.77)        5.62        24.07    35.02      41,817     1.07
      --           --         (0.77)        5.50        23.96    34.34       3,085     1.57
---------------------------------------------------------------------------------------------------
    (0.01)       (0.01)       (3.03)        1.75        18.48    29.71   1,256,595     1.40
      --           --         (3.03)        1.60        18.27    28.73      40,827     2.18
      --         (0.04)       (3.03)       (1.49)       18.24     8.83c      5,395     2.21b
    (0.01)       (0.07)       (3.03)       (1.43)       18.45     9.31c      7,262     1.16b
      --         (0.04)       (3.03)       (1.42)       18.46     9.18c          2     1.50b
---------------------------------------------------------------------------------------------------
    (0.10)       (0.02)       (1.72)        1.82        16.73    25.97     920,646     1.40
    (0.01)       (0.09)       (1.72)        1.00        16.67    19.39c      3,221     2.15b
---------------------------------------------------------------------------------------------------
    (0.12)         --         (2.69)        1.24        14.91    30.45     881,056     1.36
---------------------------------------------------------------------------------------------------
    (0.01)         --         (1.62)       (2.29)       13.67    (4.38)    862,105     1.38
---------------------------------------------------------------------------------------------------

                                                 Ratios assuming no
                                              voluntary waiver of fees
                                               or expense limitations
                                             --------------------------
                                 Ratio of                   Ratio of
                              net investment  Ratio of   net investment
                              income (loss)  expenses to income (loss)  Portfolio
                                to average   average net   to average   turnover
                                net assets     assets      net assets     rate
---------------------------------------------------------------------------------
For the Years Ended
 January 31,
1999 - Class A Shares             (0.18)%       1.58%        (0.34)%      30.17%
1999 - Class B Shares             (0.98)        2.21         (1.00)       30.17
1999 - Class C Shares             (1.00)        2.21         (1.02)       30.17
1999 - Institutional
 Shares                            0.11         1.09          0.09        30.17
1999 - Service Shares             (0.37)        1.59         (0.39)       30.17
---------------------------------------------------------------------------------
1998 - Class A Shares              0.08         1.65         (0.17)       61.50
1998 - Class B Shares             (0.77)        2.18         (0.77)       61.50
1998 - Class C Shares
 (commenced August 15,
 1997)                            (0.86)b       2.21b        (0.86)b      61.50
1998 - Institutional
 Shares (commenced August
 15, 1997)                         0.18b        1.16b         0.18b       61.50
1998 - Service Shares
 (commenced August 15, 1997)      (0.16)b       1.50b        (0.16)b      61.50
---------------------------------------------------------------------------------
1997 - Class A Shares              0.62         1.65          0.37        52.92
1997 - Class B Shares
 (commenced May 1, 1996)          (0.39)b       2.15b        (0.39)b      52.92
---------------------------------------------------------------------------------
1996 - Class A Shares              0.65         1.61          0.40        63.90
---------------------------------------------------------------------------------
1995 - Class A Shares              0.16         1.63         (0.09)       38.36
---------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 MID CAP VALUE FUND


                                                    Income from
                                              investment operations/d/
                                          -------------------------------
                                                         Net realized
                                                        and unrealized
                                                        gain (loss) on
                                Net asset    Net         investment,
                                 value,   investment      option and
                                beginning   income     foreign currency
                                of period   (loss)   related transactions
-----------------------------------------------------------------------------
  For the Years Ended January
   31,
  1999 - Class A Shares          $21.61     $0.10           $(2.38)
  1999 - Class B Shares           21.57     (0.05)           (2.35)
  1999 - Class C Shares           21.59     (0.05)           (2.34)
  1999 - Institutional Shares     21.65      0.19            (2.38)
  1999 - Service Shares           21.62      0.03            (2.31)
-----------------------------------------------------------------------------
  1998 - Class A Shares
   (commenced August 15, 1997)    23.63      0.09             0.76
  1998 - Class B Shares
   (commenced August 15, 1997)    23.63      0.06             0.74
  1998 - Class C Shares
   (commenced August 15, 1997)    23.63      0.06             0.76
  1998 - Institutional Shares     18.73      0.16             5.66
  1998 - Service Shares
   (commenced July 18, 1997)      23.01      0.09             1.40
-----------------------------------------------------------------------------
  1997 - Institutional Shares     15.91      0.24             3.77
-----------------------------------------------------------------------------
  For the Period Ended January
   31,
  1996 - Institutional Shares
   (commenced August 1, 1995)     15.00      0.13             0.90
-----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B



        Distributions to shareholders
  ---------------------------------------------

                                From net
                             realized gain
               In excess     on investment,    Net increase                        Net assets   Ratio of
   From net      of net        option and       (decrease)  Net asset              at end of  net expenses
  investment   investment   foreign currency   in net asset value, end  Total        period    to average
    income       income   related transactions    value     of period  return/a/   (in 000s)   net assets
--------------------------------------------------------------------------------------------------------
    $(0.07)      $  --           $(0.88)          $(3.23)     $18.38   (10.48)%   $70,578       1.33%
        --          --            (0.88)           (3.28)      18.29   (11.07)     37,821       1.93
     (0.02)         --            (0.88)           (3.29)      18.30   (11.03)     10,800       1.93
     (0.21)         --            (0.88)           (3.28)      18.37   (10.07)    196,512       0.87
     (0.17)         --            (0.88)           (3.33)      18.29   (10.48)        289       1.37
--------------------------------------------------------------------------------------------------------
     (0.06)      (0.04)           (2.77)           (2.02)      21.61     3.42c     90,588       1.35b
     (0.09)         --            (2.77)           (2.06)      21.57     3.17c     28,743       1.85b
     (0.09)         --            (2.77)           (2.04)      21.59     3.27c      6,445       1.85b
     (0.13)         --            (2.77)            2.92       21.65    30.86     236,440       0.85
     (0.11)         --            (2.77)           (1.39)      21.62     6.30c          8       1.35b
--------------------------------------------------------------------------------------------------------
     (0.24)      (0.93)           (0.02)            2.82       18.73    25.63     145,253       0.85
--------------------------------------------------------------------------------------------------------
     (0.12)         --               --             0.91       15.91     6.89c    135,671       0.85b
--------------------------------------------------------------------------------------------------------

                                              Ratios assuming no
                                              expense limitations
                                          --------------------------
                               Ratio of
                                  net
                               investment                Ratio of
                                income     Ratio of   net investment
                               loss) to   expenses to income (loss)  Portfolio
                              average net average net to average net turnover
                                assets      assets        assets       rate
------------------------------------------------------------------------------
For the Years Ended January
 31,
1999 - Class A Shares             0.38%      1.41%         0.30%       92.18%
1999 - Class B Shares            (0.22)      2.01         (0.30)       92.18
1999 - Class C Shares            (0.22)      2.01         (0.30)       92.18
1999 - Institutional Shares       0.83       0.95          0.75        92.18
1999 - Service Shares             0.32       1.45          0.24        92.18
------------------------------------------------------------------------------
1998 - Class A Shares
 (commenced August 15, 1997)      0.33b      1.47b         0.21b       62.60
1998 - Class B Shares
 (commenced August 15, 1997)     (0.20)b     1.97b        (0.32)b      62.60
1998 - Class C Shares
 (commenced August 15, 1997)     (0.23)b     1.97b        (0.35)b      62.60
1998 - Institutional Shares       0.78       0.97          0.66        62.60
1998 - Service Shares
 (commenced July 18, 1997)        0.63b      1.43b         0.51b       62.60
------------------------------------------------------------------------------
1997 - Institutional Shares       1.35       0.91          1.29        74.03
------------------------------------------------------------------------------
For the Period Ended January
 31,
1996 - Institutional Shares
 (commenced August 1, 1995)       1.67b      0.98b         1.54b       58.77c
------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 SMALL CAP VALUE FUND

                                                      Income (loss) from
                                                    investment operations/d/
                                                ------------------------------
                                                              Net realized and
                                                                 unrealized
                                      Net asset                 gain (loss)
                                       value,        Net       on investment
                                      beginning  investment     and options
                                      of period income (loss)   transactions
------------------------------------------------------------------------------
For the Years Ended January 31,
1999 - Class A Shares                  $24.05      $(0.06)         $(4.48)
1999 - Class B Shares                   23.73       (0.21)          (4.42)
1999 - Class C Shares                   23.73       (0.18)          (4.43)
1999 - Institutional Shares             24.09        0.03           (4.50)
1999 - Service Shares                   24.05       (0.04)          (4.51)
------------------------------------------------------------------------------
1998 - Class A Shares                   20.91        0.14            5.33
1998 - Class B Shares                   20.80       (0.01)           5.27
1998 - Class C Shares (commenced
 August 15, 1997)                       24.69       (0.06)           1.43
1998 - Institutional Shares
 (commenced August 15, 1997)            24.91        0.03            1.48
1998 - Service Shares (commenced
 August 15, 1997)                       24.91       (0.01)           1.48
------------------------------------------------------------------------------
1997 - Class A Shares                   17.29       (0.21)           4.92
1997 - Class B Shares (commenced May
 1, 1996)                               20.79       (0.11)           1.21
------------------------------------------------------------------------------
1996 - Class A Shares                   16.14       (0.23)           1.39
------------------------------------------------------------------------------
1995 - Class A Shares                   20.67       (0.07)          (3.53)
------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B





      Distributions to
        shareholders
  ---------------------------
                 From net
  In excess    realized gain Net increase Net asset             Net assets   Ratio of
    of net     on investment  (decrease)   value,               at end of  net expenses
  investment    and options  in net asset  end of    Total        period    to average
    income     transactions     value      period   return/a/   (in 000s)   net assets
-------------------------------------------------------------------------------------
    $  --         $(1.00)       $(5.54)    $18.51   (17.37)%   $261,661      1.50%
       --          (1.00)        (5.63)     18.10   (18.00)      42,879      2.25
       --          (1.00)        (5.61)     18.12   (17.91)       8,212      2.25
       --          (1.00)        (5.47)     18.62   (17.04)      15,351      1.13
       --          (1.00)        (5.55)     18.50   (17.41)         261      1.62
-------------------------------------------------------------------------------------
       --          (2.33)         3.14      24.05    26.17      370,246      1.54
       --          (2.33)         2.93      23.73    25.29       42,677      2.29
    (0.34)         (1.99)        (0.96)     23.73     5.51c       5,604      2.09b
    (0.28)         (2.05)        (0.82)     24.09     6.08c      14,626      1.16b
    (0.31)         (2.02)        (0.86)     24.05     5.91c           2      1.45b
-------------------------------------------------------------------------------------
       --          (1.09)         3.62      20.91    27.28      212,061      1.60
       --          (1.09)         0.01      20.80     5.39c       3,674      2.35b
-------------------------------------------------------------------------------------
       --          (0.01)         1.15      17.29     7.20      204,994      1.41
-------------------------------------------------------------------------------------
    (0.24)         (0.69)        (4.53)     16.14   (17.53)     319,487      1.53
-------------------------------------------------------------------------------------

                                           Ratios assuming no voluntary
                                                waiver of fees or
                                               expense limitations
                                           ----------------------------------
                              Ratio of                           Ratio of
                           net investment    Ratio of         net investment
                          income (loss) to expenses to         income (loss)        Portfolio
                            average net    average net        to average net        turnover
                               assets         assets               assets             rate
---------------------------------------------------------------------------------------------
For the Years Ended
 January 31,
1999 - Class A Shares          (0.24)%                 1.74%               (0.48)%    98.46%
1999 - Class B Shares          (0.99)                  2.29                (1.03)     98.46
1999 - Class C Shares          (0.99)                  2.29                (1.03)     98.46
1999 - Institutional
 Shares                         0.13                   1.17                 0.09      98.46
1999 - Service Shares          (0.47)                  1.66                (0.51)     98.46
---------------------------------------------------------------------------------------------
1998 - Class A Shares          (0.28)                  1.76                (0.50)     84.81
1998 - Class B Shares          (0.92)                  2.29                (0.92)     84.81
1998 - Class C Shares
 (commenced August
 15, 1997)                     (0.79)b                 2.09b               (0.79)b    84.81
1998 - Institutional
 Shares (commenced
 August 15, 1997)               0.27b                  1.16b                0.27b     84.81
1998 - Service Shares
 (commenced August 15,
 1997)                         (0.07)b                 1.45b               (0.07)b    84.81
---------------------------------------------------------------------------------------------
1997 - Class A Shares          (0.72)                  1.85                (0.97)     99.46
1997 - Class B Shares
 (commenced May 1, 1996)       (1.63)b                 2.35b               (1.63)b    99.46
---------------------------------------------------------------------------------------------
1996 - Class A Shares          (0.59)                  1.66                (0.84)     57.58
---------------------------------------------------------------------------------------------
1995 - Class A Shares          (0.53)                  1.78                (0.78)     43.67
---------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

Appendix C
Prior Performance of Similarly Advised Accounts of the Investment Adviser

 CORE LARGE CAP VALUE FUND

 The following table sets forth the Investment Adviser's composite perfor-mance data relating to the historical performance of all discretionary pri-vate accounts managed by the Investment Adviser that have investment objec-tives, policies, and strategies substantially similar to the CORE Large Cap Value Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as mea-sured against the Russell 1000 Value Index and does not represent the per-formance of the CORE Large Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the CORE Large Cap Value Fund nor should investors consider this data as an indication of future performance of the CORE Large Cap Value Fund or of the Investment Adviser. The Russell 1000 Value Index is unmanaged and investors cannot invest directly in the Index.

                      Private Account    Private Account    Private Account   Private Account
                       Net Composite       Net Composite      Net Composite    Net Composite  Russell
                        Performance        Performance        Performance       Performance     1000
                     (including Class A (including Class B (including Class C   (excluding     Value
                       sales charge)      sales charge)      sales charge)    sales charges)   Index
-----------------------------------------------------------------------------------------------------
  1998                      5.28%              6.41%             10.46%            11.41%      15.64%
  1997                     25.56%             27.57%             31.87%            32.87%      35.18%
  1996                     19.35%             21.29%             25.29%            26.29%      21.64%
  1995                     30.34%             32.92%             36.92%            37.92%      38.35%
  1994                    (7.55)%            (7.06)%            (3.14)%           (2.17)%     (2.01)%
  1993                     10.48%             11.90%             15.90%            16.90%      18.12%
  8/1/92 - 12/31/92       (0.41)%              0.39%              4.39%             5.39%       4.01%
-----------------------------------------------------------------------------------------------------

                                             Average Annual Total Return for
                                                           the
                                                  Period Ended 12/31/98
                                                                      Since
                                                                    Inception
                                             1 Year 3 Years 5 Years (8/1/92)
-----------------------------------------------------------------------------
  Private Account Net Composite Performance
   (including Class A sales charge)           5.28% 20.87%  18.95%   18.69%
  Private Account Net Composite Performance
   (including Class B sales charge)           6.41% 22.66%  20.14%   19.33%
  Private Account Net Composite Performance
   (including Class C sales charge)          10.46% 23.18%  20.33%   19.33%
  Private Account Net Composite Performance
   (excluding sales charges)                 11.41% 23.18%  20.33%   19.33%
  Russell 1000 Value Index                   15.64% 23.88%  20.85%   19.68%
-----------------------------------------------------------------------------

 In accordance with the standards of the Association for Investment Manage-ment and Research ("AIMR"), the Investment Adviser's composite performance information was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. The composite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for federal and state taxes, if any. Total return performance of the CORE Large Cap Value Fund will be calculated in accordance with the reg-ulations of the SEC. The SEC standardized average annualized total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different per-formance data for identical time periods.

 Performance reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum CDSC with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Investment Adviser's net composite performance data were 0.59% annualized, which are lower than the estimated expenses of Class A, Class B and Class C Shares of the CORE Large Cap Value Fund stated under "Fund Fees and Expenses" above. The performance of the private accounts

                                                                      APPENDIX C


 would have been lower if they had been subject to the expenses of the CORE Large Cap Value Fund. In addition, the private accounts are not subject to the same diversification requirements, specific tax restrictions and invest-ment limitations imposed on the CORE Large Cap Value Fund by the Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the fed-eral securities laws.

Appendix D
Prior Performance of Similarly Advised Accounts of the Investment Adviser

 STRATEGIC GROWTH FUND

 The following table sets forth the Investment Adviser's composite perfor-mance data relating to the historical performance of all discretionary pri-vate accounts managed by the Investment Adviser that have investment objec-tives, policies, and strategies substantially similar to the Strategic Growth Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as mea-sured against the S&P 500 Index and does not represent the performance of the Strategic Growth Fund. Investors should not consider this performance data as a substitute for the performance of the Strategic Growth Fund nor should investors consider this data as an indication of future performance of the Strategic Growth Fund or of the Investment Adviser. The S&P 500 Index is unmanaged and investors cannot invest directly in the Index.

         Private Account    Private Account    Private Account   Private Account
          Net Composite       Net Composite      Net Composite    Net Composite
           Performance        Performance        Performance       Performance
        (including Class A (including Class B (including Class C   (excluding    S&P 500
          sales charge)      sales charge)      sales charge)    sales charges)   Index
----------------------------------------------------------------------------------------
  1998        27.91%             30.35%             34.35%           35.35%      28.57%
  1997        33.37%             36.14%             40.14%           41.14%      33.37%
  1996        15.12%             16.79%             20.79%           21.79%      22.95%
  1995        21.02%             23.07%             27.07%           28.07%      37.58%
  1994        -7.11%             -6.69%             -2.69%           -1.69%       1.32%
  1993        10.66%             12.10%             16.10%           17.10%      10.08%
  1992         3.21%              4.22%              8.22%            9.22%       7.62%
  1991        29.88%             32.44%             36.44%           37.44%      30.47%
  1990       -14.31%            -14.32%            -10.32%           -9.32%      -3.05%
  1989        26.46%             28.82%             32.82%           33.82%      31.70%
  1988       16.83v%             18.63%             22.63%           23.63%      16.61%
  1987        -0.45%              0.34%              4.34%            5.34%       5.25%
  1986        12.44%             13.99%             17.99%           18.99%      18.67%
  1985        30.39%             32.98%             36.98%           37.98%      31.73%
  1984        2.55v%              3.52%              7.52%            8.52%       6.19%
  1983        27.02%             29.41%             33.41%           34.41%      22.56%
  1982        27.04%             29.43%             33.43%           34.43%      21.55%
  1981        -4.54%             -3.98%              0.02%            1.02%      -4.97%
----------------------------------------------------------------------------------------

                                                                      APPENDIX D


                                      Average Annual Total Return for the
                                             Period Ended 12/31/98
                                                                     Since
                                                                   Inception
                                   1 Year 3 Years 5 Years 10 Years (1/1/81)
----------------------------------------------------------------------------
  Private Account Net Composite
   Performance
   (including Class A sales
   charge)                         27.91% 30.01%  22.56%   19.43%   19.57%
  Private Account Net Composite
   Performance
   (including Class B sales
   charge)                         30.35% 32.07%  23.37%   20.11%   19.96%
  Private Account Net Composite
   Performance
   (including Class C sales
   charge)                         34.35% 32.51%  23.98%   20.11%   19.96%
  Private Account Net Composite
   Performance
   (excluding sales charges)       35.35% 32.51%  23.98%   20.11%   19.96%
  S&P 500 Index                    28.57% 28.23%  24.06%   19.22%   16.94%
----------------------------------------------------------------------------

In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance informa-tion was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. The com-posite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for federal and state taxes, if any. Total return performance of the Strategic Growth Fund will be calculated in accordance with the regulations of the SEC. The SEC stan-dardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

Performance reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum CDSC with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Investment Adviser's net composite performance data were 0.76% annualized, which are lower than the estimated expenses of Class A, Class B and Class C Shares of the Strategic Growth Fund stated under "Fund Fees and Expenses" above. The performance of the private accounts would have been lower if they had been subject to the expenses of the Strategic Growth Fund. In addition, the private accounts are not subject to the same diversification requirements, spe-cific tax restrictions and investment limitations imposed on the Strategic Growth Fund by the Act and Subchapter M of the Code. Consequently, the perfor-mance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

Index

   1 General Investment
     Management Approach
   4 Fund Investment Objectives
     and Strategies
       4 Goldman Sachs Balanced
         Fund
       6 Goldman Sachs Growth and
         Income Fund
       7 Goldman Sachs CORE Large
         Cap Value Fund
       8 Goldman Sachs CORE U.S.
         Equity Fund
       9 Goldman Sachs CORE Large
         Cap Growth Fund
      10 Goldman Sachs CORE Small
         Cap Equity Fund
      11 Goldman Sachs Capital
         Growth Fund
      12 Goldman Sachs Strategic
         Growth Fund
      13 Goldman Sachs Growth
         Opportunities Fund
      14 Goldman Sachs Mid Cap
         Value Fund
      15 Goldman Sachs Small Cap
         Value Fund
      16 Goldman Sachs Large Cap Value Fund

  18 Other Investment
     Practices and
     Securities
  22 Principal Risks of the
     Funds
  26 Fund Performance
  36 Fund Fees and Expenses
  40 Service Providers
  49 Dividends
  51 Shareholder Guide
      51 How To Buy Shares
      55 How To Sell Shares
  59 Taxation
  61 Appendix A
     Additional Information
     on Portfolio Risks,
     Securities and
     Techniques
  82 Appendix B
     Financial Highlights
 121 Appendix C
     CORE Large Cap Value
     Fund-Prior Performance
     of Similarly Advised
     Accounts of the
     Investment Adviser
 123 Appendix D
     Strategic Growth Fund-
     Prior Performance of
     Similarly Advised
     Accounts of the
     Investment Adviser

Domestic Equity Funds
Prospectus (Institutional Shares)


 FOR MORE INFORMATION


 Annual/Semiannual Report
 Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

 Statement of Additional Information
 Additional information about the Funds and their policies is also available in the Funds' Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Pro-spectus).

 The Funds' annual and semiannual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

 To obtain other information and for shareholder inquiries:

 By telephone - Call 1-800-621-2550
 By mail - Goldman Sachs Funds, 4900 Sears Tower - 60th Floor, Chicago, IL 60606-6372
 By e-mail - gs-funds@gs.com
 On the Internet - Text-only versions of the Funds' documents are located online and may be downloaded from:
    SEC - http://www.sec.gov

 You may review and obtain copies of Fund documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Fund documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.


                            [LOGO] GOLDMAN
                                   SACHS


         The Funds' investment company registration number is 811-5349.

506741
EQDOMPROINST

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++



              PRELIMINARY PROSPECTUS DATED SEPTEMBER 16, 1999

                           SUBJECT TO COMPLETION


  Prospectus                                     SERVICE
                                                 SHARES

                                                 November
                                                 30, 1999



  GOLDMAN SACHS DOMESTIC EQUITY FUNDS

                                                . Goldman
                                                  Sachs
                                                  Balanced
                                                  Fund

                                                . Goldman
                                                  Sachs
                                                  Growth
                                                  and
                                                  Income
                                                  Fund

                                                . Goldman
                                                  Sachs
                                                  CORE
                                                  Large Cap
                                                  Value
                                                  Fund

                                                . Goldman
                                                  Sachs
                                                  CORE U.S.
                                                  Equity
                                                  Fund
[ARTWORK TO APPEAR HERE]
                                                . Goldman
                                                  Sachs
                                                  CORE
                                                  Large Cap
                                                  Growth
                                                  Fund

                                                . Goldman
                                                  Sachs
                                                  CORE
                                                  Small Cap
                                                  Equity
                                                  Fund

                                                . Goldman
                                                  Sachs
                                                  Capital
                                                  Growth
                                                  Fund

                                                . Goldman
                                                  Sachs
                                                  Strategic
                                                  Growth
                                                  Fund

                                                . Goldman
                                                  Sachs
                                                  Growth
                                                  Opportunities
                                                  Fund

                                                . Goldman
                                                  Sachs Mid
                                                  Cap Value
                                                  Fund
                                                  (formerly
                                                  Mid
                                                  Cap Equity)

                                                . Goldman
                                                  Sachs
                                                  Small Cap
                                                  Value
  THE SECURITIES AND EXCHANGE                     Fund
  COMMISSION HAS NOT APPROVED OR
  DISAPPROVED THESE SECURITIES                  . Goldman
  OR PASSED UPON THE ADEQUACY OF                  Sachs
  THIS PROSPECTUS. ANY                            Large Cap
  REPRESENTATION TO THE CONTRARY                  Value
  IS A CRIMINAL OFFENSE.                          Fund

  AN INVESTMENT IN A FUND IS NOT           [LOGO OF GOLDMAN SACHS APPEARS HERE]
  A BANK DEPOSIT AND IS NOT
  INSURED BY THE FEDERAL DEPOSIT
  INSURANCE CORPORATION OR ANY
  OTHER GOVERNMENT AGENCY. AN
  INVESTMENT IN A FUND INVOLVES
  INVESTMENT RISKS, INCLUDING
  POSSIBLE LOSS OF PRINCIPAL.

General Investment Management Approach

 Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Funds Management, L.P. are each referred to in this Prospectus as the "Investment Adviser."

 VALUE STYLE FUNDS


 Goldman Sachs' Value Investment Philosophy:

 Through intensive, hands-on research our portfolio team seeks to identify:


 1. Attractive valuation opportunities where:

 .The intrinsic value of the business is not reflected in the stock price

 .The stock price is overdiscounted due to a temporary event

 2. Well-positioned businesses that have:

 .Attractive returns on capital

 .Sustainable earnings and cash flow

 .Strong company management focused on long-term returns to shareholders

 Business quality, conservative valuation, and thoughtful portfolio construc-tion are the key elements of our value approach.

--------------------------------------------------------------------------------

 GROWTH STYLE FUNDS


 Goldman Sachs' Growth Investment Philosophy:
 1. Invest as if buying the company/business, not simply trading its stock:
 .Understand the business, management, products and competition.
 .Perform intensive, hands-on fundamental research.
 .Seek businesses with strategic competitive advantages.
 .Over the long-term, expect each company's stock price ultimately to track the growth of the business.

 2. Buy high-quality growth businesses that possess strong business fran-chises, favorable long-term prospects and excellent management.

 3. Purchase superior long-term growth companies at a favorable price--seek to purchase at a fair valuation, giving the investor the potential to fully capture returns from above-average growth rates.

 Growth companies have earnings expectations that exceed those of the stock market as a whole.

--------------------------------------------------------------------------------

 QUANTITATIVE ("CORE") STYLE FUNDS


 Goldman Sachs' CORE Investment Philosophy:
 Goldman Sachs' quantitative style of funds--CORE--emphasizes the two build-ing blocks of active management: stock selection and portfolio construction.

 I. CORE Stock Selection
 The CORE Funds use the Goldman Sachs' proprietary multifactor model ("Multifactor Model"), a rigorous computerized rating system, to forecast the returns of securities held in each Fund's portfolio. The Multifactor Model incorporates common variables covering measures of:
 .Value (price-to-book, price-to-earnings, cash flow to enterprise value) .Momentum (earnings momentum, price momentum, sustainable growth)
 .Risk (market risk, company-specific risk, earnings risk)
 .Research (fundamental research ratings of Goldman Sachs and other analysts)

 All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

 II. CORE Portfolio Construction
 A proprietary computer optimizer calculates every security combination (at every possible weighting) to construct the most efficient risk/return port-folio given each CORE Fund benchmark. In this process, the Investment Adviser manages risk by limiting deviations from the benchmark, running size and sector neutral portfolios.

 Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good founda-tions on which to build a portfolio.

--------------------------------------------------------------------------------

Fund Investment Objectives and Strategies
 Goldman Sachs
 Balanced Fund

        FUND FACTS
--------------------------------------------------------------------------------

        Objective:  Long-term growth of capital and current income

       Benchmarks:  S&P 500 Index and Lehman Brothers Aggregate Bond Index

 Investment Focus:  Large capitalization U.S. stocks and fixed-income securi-
                    ties

 Investment Style:  Asset Allocation, with growth and value (blend) equity components


 INVESTMENT OBJECTIVE


 The Fund seeks to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through investments in equity securities (stocks). The Fund seeks to provide current income through investment in fixed-income securities (bonds).

 PRINCIPAL INVESTMENT STRATEGIES


 Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce vola-tility.

 Equity Securities. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in countries with emerging markets or economies ("emerging countries") and equity securities quoted in foreign currencies.
 A portion of the Fund's portfo-
 lio of equity securities may be selected primarily to provide current income (including interests in REITs, convertible securities, preferred stocks, utility stocks, and interests in limited partnerships).

 Other. The Fund invests at least 25% of its total assets in fixed-income senior securities. The remainder of the Fund's assets are invested in other fixed-income securities and cash.

 The Fund's fixed-income securities primarily include:
 .Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises
 .Securities issued by corporations, banks and other issuers
 .Mortgage-backed and asset-backed securities

 The Fund may also invest up to 10% of its total assets in debt obligations (U.S. dollar and non-U.S.-dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. The issuers of these securities may be located in emerging countries.

 The percentage of the portfolio invested in equity and fixed-income securi-ties will vary from time to time as the Investment Adviser evaluates such securities' relative attractiveness based on market valuations, economic growth and inflation prospects. The allocation between equity and fixed-income securities is subject to the Fund's intention to pay regular quar-terly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Growth and Income Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and growth of income

         Benchmark:   S&P 500 Index

  Investment Focus:
                      Large capitalization U.S. equity securities with an emphasis on undervalued stocks

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and growth of income.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or divi-dend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in for-eign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may also invest up to 35% of its total assets in fixed-income securities, such as corporate debt and bank obligations, that offer the potential to further the Fund's investment objective.

Goldman Sachs
CORE Large Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and dividend income

         Benchmark:   Russell 1000 Value Index

  Investment Focus:   Diversified portfolio of equity securities of large-cap
                      U.S. issuers selling at low to modest valuations

  Investment Style:   Quantitative, applied to large-cap value stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity secu-rities of large-cap U.S. issuers that are selling at low to modest valua-tions relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favora-ble prospects for capital appreciation and/or dividend-paying ability.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Value Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE U.S. Equity Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital and dividend income

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities

  Investment Style:   Quantitative, applied to large-cap
                      growth and value (blend) stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad repre-sentation in most major sectors of the U.S. economy and a portfolio com-prised of companies with average long-term earnings growth expectations and dividend yields.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
CORE Large Cap Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital; dividend income is a
                      secondary consideration

         Benchmark:   Russell 1000 Growth Index

  Investment Focus:   Large-cap, growth-oriented U.S. stocks

  Investment Style:   Quantitative, applied to large-cap growth stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintain-ing risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Small Cap Equity Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   Russell 2000 Index

  Investment Focus:   Stocks of small capitalization U.S. companies

  Investment Style:   Quantitative, applied to small-cap
                      growth and value (blend) stocks


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including for-eign issuers that are traded in the United States.

 The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfo-lio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk charac-teristics than the Russell 2000 Index. If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

 Other. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
Capital Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities that offer long-term
                      capital appreciation potential

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity secu-rities that are considered by the Investment Adviser to have long-term capi-tal appreciation potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in for-eign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                                       FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Strategic Growth Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P 500 Index

  Investment Focus:   Large-cap U.S. equity securities that are considered to
                      be strategically positioned for consistent long-term growth

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity secu-rities that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. Although the Fund invests pri-marily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Goldman Sachs
Growth Opportunities Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   S&P Midcap 400 Index

  Investment Focus:   U.S. equity securities that offer long-term capital
                      appreciation with a primary focus on mid-capitalization companies

  Investment Style:   Growth


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

                                  FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Mid Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term capital appreciation

         Benchmark:   Russell Midcap Index

  Investment Focus:   Mid-capitalization U.S. stocks that are believed
                      to be undervalued or undiscovered by the marketplace

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, substan-tially all of its assets in equity securities and at least 65% of its total assets in equity securities of mid-cap companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constitut-ing the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion). If the capitalization of an issuer decreases below $400 million or increases above $16 billion after purchase, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may also invest up to 35% of its total assets in fixed-income securities, such as corporate debt and bank obligations.

Goldman Sachs
Small Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:   Long-term growth of capital

         Benchmark:   Russell 2000 Index

  Investment Focus:   Small-capitalization U.S. stocks that are believed to be
                      undervalued or undiscovered by the marketplace

  Investment Style:   Value


 INVESTMENT OBJECTIVE


 The Fund seeks long-term growth of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 Equity Securities. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration. If the market capitalization of a company held by the Fund increases above $1 billion, the Fund may, consistent with its investment objective, continue to hold the security.

 The Fund invests in companies which the Investment Adviser believes are well- managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securi-ties, including securities of issuers in emerging countries and securities quoted in foreign currencies.

 Other. The Fund may invest in the aggregate up to 35% of its total assets in companies with public stock market capitalizations in excess of $1 billion at the time of investment and in fixed-income securities, such as corporate debt and bank obligations.

                                  FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs

Large Cap Value Fund

         FUND FACTS
--------------------------------------------------------------------------------

         Objective:
                      Long-term capital appreciation

         Benchmark:
                      Russell 1000 Value Index

  Investment Focus:
                      Large capitalization U.S. equity securities that are believed to be undervalued

  Investment Style:
                      Value


 INVESTMENT OBJECTIVE

 The Fund seeks long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

 Equity Securities. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrin-sic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities quoted in foreign currencies.

 Other. The Fund may invest up to 10% of its total assets in fixed-income securities, such as corporate debt and bank obligations.

Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these techniques and other investment practices and investment securi-ties. Numbers in this table show allowable usage only; for actual usage, con-sult the Fund's annual/semiannual reports. For more information see Appendix A.

10Percent of total assets (italic type)
10Percent of net assets (roman type)


 . No specific percentage
  limitation on
  usage;limited only by
  the objectivesand
  strategies of the Fund

                                               Growth      CORE       CORE
                                    Balanced and Income Large Cap  U.S. Equity
                                      Fund      Fund    Value Fund    Fund
------------------------------------------------------------------------------
Investment Practices
Borrowings                           33 1/3    33 1/3     33 1/3     33 1/3
Credit, currency, index, interest
 rate and mortgage swaps               .         --         --         --
Cross Hedging of Currencies            .         --         --         --
Custodial receipts                     .         .          .           .
Equity Swaps                           10        10         10         10
Foreign Currency Transactions*         ./1/      .          .           .
Futures Contracts and Options on
 Futures Contracts                     .         .         ./2/         ./3/
Interest rate caps, floors and
 collars                               .         --         --         --
Investment Company Securities
 (including World Equity Benchmark
 Shares and Standard & Poor's
 Depository Receipts)                  10        10         10         10
Loan Participations                    .         --         --         --
Mortgage Dollar Rolls                  .         --         --         --
Options on Foreign Currencies/4/       .         .          .           .
Options on Securities and
 Securities Indices/5/                 .         .          .           .
Repurchase Agreements                  .         .          .           .
Reverse Repurchase Agreements (for
 investment purposes)                  .         --         --         --
Securities Lending                   33 1/3    33 1/3     33 1/3     33 1/3
Short Sales Against the Box            25        25         --         --
Unseasoned Companies                   .         .          .           .
Warrants and Stock Purchase Rights     .         .          .           .
When-Issued Securities and Forward
 Commitments                           .         .          .           .
------------------------------------------------------------------------------

--Not permitted
  * Limited by the amount the Fund invests in foreign securities.
  1 The Balanced Fund may also enter into forward foreign currency exchange contracts to seek to increase total return.
  2 The CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity
    Funds may enter into futures transactions only with respect to a represen-tative index.
  3 The CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500 Index.
  4 May purchase and sell call and put options.
  5 May sell covered call and put options and purchase call and put options.

                                       OTHER INVESTMENT PRACTICES AND SECURITIES





     CORE          CORE     Capital Strategic    Growth     Mid Cap Small Cap Large Cap
   Large Cap     Small Cap  Growth   Growth   Opportunities  Value    Value     Value
  Growth Fund   Equity Fund  Fund     Fund        Fund       Fund     Fund      Fund
---------------------------------------------------------------------------------------
      33
      1/3         33 1/3    33 1/3   33 1/3      33 1/3     33 1/3   33 1/3    33 1/3
      --            --        --       --          --         --       --        --
      --            --        --       --          --         --       --        --
       .             .         .        .           .          .        .         .
      10            10        10       10          10         10       10        10
       .             .         .        .           .          .        .         .
       ./2/          ./2/      .        .           .          .        .         .
      --            --        --       --          --         --       --        --
      10            10        10       10          10         10       10        10
      --            --        --       --          --         --       --        --
      --            --        --       --          --         --       --        --
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
      --            --        --       --          --         --       --        --
      33
      1/3         33 1/3    33 1/3   33 1/3      33 1/3     33 1/3   33 1/3    33 1/3
      --            --        25       25          25         25       25        25
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
       .             .         .        .           .          .        .         .
---------------------------------------------------------------------------------------

/10/Percent of total assets (italic type)
/10/Percent of net assets (roman type)
 . No specific percentage
  limitation on usage;
  limited only by the
  objectives and strategies
  of the Fund
--Not permitted

                                               Growth       CORE       CORE
                                   Balanced  and Income  Large Cap  U.S. Equity
                                     Fund       Fund     Value Fund    Fund
-------------------------------------------------------------------------------
Investment Securities
American, European and Global
 Depository Receipts                  .          .           ./6/        ./6/
Asset-Backed and Mortgage-Backed
 Securities/15/                       .          .           --         --
Bank Obligations/15/                  .          .           .           .
Convertible Securities/7/             .          .           .           .
Corporate Debt Obligations/15/        .          .           ./8/        ./8/
Equity Securities                   45-65        65+         90+         90+
Emerging Country Securities           10/14/     25/14/      --         --
Fixed Income Securities/9/          35-45        35          10/8/       10/8/
Foreign Securities                    10/14/     25/14/      ./10/       ./10/
Foreign Government Securities/15/     10         --          --         --
Municipal Securities                  .          --          --         --
Non-Investment Grade Fixed Income
 Securities                           10/11/     10/12/      --         --
Real Estate Investment Trusts         .          .           .           .
Stripped Mortgage Backed
 Securities/15/                       .          --          --         --
Structured Securities/15/             .          .           .           .
Temporary Investments                100        100          35          35
U.S. Government Securities/15/        .          .           .           .
Yield Curve Options and Inverse
 Floating Rate Securities             .          --          --         --
-------------------------------------------------------------------------------


 6 The CORE Funds may not invest in European Depository Receipts.
 7 Convertible securities purchased by the Balanced Fund must be B or higher by Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor's Service, Inc. ("Moody's"). The CORE Funds have no minimum rating criteria and all other Funds use the same rating criteria for convertible and non-convertible debt securities.
 8 Cash equivalents only.
 9 Except as noted under "Non-Investment Grade Fixed Income Securities," fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor's or Baa or higher by Moody's).
10 Equity securities of foreign issuers must be traded in the United States.
11 Must be at least BB or B by Standard & Poor's or Ba or B by Moody's.

12 Limited by the amount the Fund invests in fixed-income securities. May be BB or lower by Standard & Poor's or Ba or lower by Moody's.
13 Must be B or higher by Standard & Poor's or B or higher by Moody's.

14 The Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth
   Opportunities, Mid Cap Value and Small Cap Value Funds may invest in the aggregate up to 10%, 25%, 10%, 10%, 10%, 25% and 25%, respectively, of their total assets in foreign securities, including emerging country securities.

15 Limited by the amount the Fund invests in fixed-income securities.
16 The Small Cap Value Fund may invest in the aggregate up to 35% of its total assets in: (1) the equity securities of companies with public stock market capitalizations in excess of $1 billion at the time of investment; and (2) fixed-income securities.

                                       OTHER INVESTMENT PRACTICES AND SECURITIES



    CORE        CORE     Capital   Strategic     Growth     Mid Cap   Small Cap  Large Cap
 Large Cap    Small Cap  Growth     Growth    Opportunities  Value      Value      Value
Growth Fund  Equity Fund  Fund       Fund         Fund       Fund       Fund       Fund
------------------------------------------------------------------------------------------
     ./6/         ./6/      .          .            .          .          .          .
    --           --         .          .            .          .          .          .
     .            .         .          .            .          .          .          .
     .            .         .          .            .          .          .          .
     ./8/         ./8/      .          .            .          .          .          .
    90+          90+       90+        90+          90+        65+        65+        80+
    --           --        10/14/     10/14/       10/14/     25/14/     25/14/     --
    10/8/        10/8/     10         10           10         35         35/16/     10
     ./10/        ./10/    10/14/     10/14/       10/14/     25/14/     25/14/     25
    --           --        --         --           --         --         --         --
    --           --        --         --           --         --         --         --
    --           --        10/12/     10/12/       10/12/     10/13/     35/12/     10/12/
     .            .         .          .            .          .          .          .
    --           --        --         --           --         --         --         --
     .            .         .          .            .          .          .          .
    35           35        100        100          100        100        100        100
     .            .         .          .            .          .          .          .
    --           --        --         --           --         --         --         --
------------------------------------------------------------------------------------------

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete invest-ment program. There can be no assurance that a Fund will achieve its investment objective.




                                              CORE                  CORE       CORE
                                   Growth     Large      CORE      Large      Small
                                    and        Cap       U.S.       Cap        Cap
 .Applicable           Balanced     Income     Value     Equity     Growth     Equity
--Not applicable        Fund        Fund      Fund       Fund       Fund       Fund
------------------------------------------------------------------------------------
Credit/Default           .           .          .         .          .          .
Foreign                  .           .          .         .          .          .
Emerging Countries       .           .          .         .          .          .
Small Cap/REIT           --          --        --         --         --         .
Stock                    .           .          .         .          .          .
Derivatives              .           .          .         .          .          .
Interest Rate            .           .          .         .          .          .
Management               .           .          .         .          .          .
Market                   .           .          .         .          .          .
Liquidity                .           .          .         .          .          .
Other                    .           .          .         .          .          .
------------------------------------------------------------------------------------

                                                    PRINCIPAL RISKS OF THE FUNDS






                                                           Mid            Small           Large
 Capital      Strategic              Growth                Cap             Cap             Cap
 Growth        Growth             Opportunities           Value           Value           Value
  Fund          Fund                  Fund                Fund            Fund            Fund
-----------------------------------------------------------------------------------------------
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .              --
   --            --                    --                   .               .              --
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
   .              .                     .                   .               .               .
-----------------------------------------------------------------------------------------------

All Funds:

 .Credit/Default Risk--The risk that an issuer of fixed-income securities held by a Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal.
 .Foreign Risks--The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
 .Emerging Countries Risk--The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capital-izations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and cus-tody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.
 .Stock Risk--The risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this Prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.
 .Derivatives Risk--The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instru-ments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
 .Interest Rate Risk--The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term secu-rities.
 .Management Risk--The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
 .Market Risk--The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

                                                    PRINCIPAL RISKS OF THE FUNDS

 .Liquidity Risk--The risk that a Fund will not be able to pay redemption pro-ceeds within the time period stated in this Prospectus because of unusual mar-ket conditions, an unusually high volume of redemption requests, or other rea-sons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the "Asset Allocation Portfolios") expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund's Net Asset Value ("NAV").
 .Other Risks--Each Fund is subject to other risks, such as the risk that its operations, or the value of its portfolio securities, will be disrupted by the "Year 2000 Problem."

Specific Funds:

 .Small Cap Stock and REIT Risk--The securities of small capitalization stocks and REITs involve greater risks than those associated with larger, more estab-lished companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

More information about the Funds' portfolio securities and investment tech-niques, and their associated risks, is provided in Appendix A. You should con-sider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

 HOW THE FUNDS HAVE PERFORMED

 The bar chart and table below provide an indication of the risks of invest-ing in a Fund by showing: (a) changes in the performance of a Fund's Service Shares from year to year; and (b) how the average annual returns of a Fund's Service Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund's performance would have been reduced. The Large Cap Value Fund commenced operations as of the date of this Prospectus. The CORE Large Cap Value, Strategic Growth and Growth Opportunities Funds did not commence operations until December 31, 1998, May 24, 1999 and May 24, 1999, respectively. Since these Funds have less than one calendar year's performance, no performance information is provided in this section.

                                                                FUND PERFORMANCE

Balanced Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q4 '98  +7.99%

 Worst Quarter
 Q3 '98  -8.76%


1998          3.40%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31, 1998   1 YEAR SINCE INCEPTION
 ----------------------------------------------------------------
  SERVICE SHARES (Inception 8/15/97)        3.40%      3.74%
  S&P 500 Index*                           28.57%     24.80%
  Lehman Brothers Aggregate Bond Index**    8.69%      9.67%
 ----------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.
** The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Index figures do not reflect any fees or expenses.

Growth and Income Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q2 '97  +15.16%

 Worst Quarter
 Q3 '98  -16.98%


1997          27.87%
1998          -5.45%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31,
  1998                                1 YEAR  SINCE INCEPTION
 ------------------------------------------------------------
  SERVICE SHARES (Inception 3/6/96)   (5.45)%     13.69%
  S&P 500 Index*                       28.57%     28.08%
 ------------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                                                                FUND PERFORMANCE

CORE U.S. Equity Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q4 '98  +21.46%

 Worst Quarter
 Q3 '98  -14.68%


1997          32.02%
1998          21.32%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31,
  1998                                1 YEAR SINCE INCEPTION
 -----------------------------------------------------------
  SERVICE SHARES (Inception 6/7/96)   21.32%     24.39%
  S&P 500 Index*                      28.57%     28.72%
 -----------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

CORE Large Cap Growth Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q4 '98  +25.52%

 Worst Quarter
 Q3 '98  -14.00%


1998          30.13%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31,
  1998                                1 YEAR SINCE INCEPTION
 -----------------------------------------------------------
  SERVICE SHARES (Inception 5/1/97)   30.13%     31.40%
  Russell 1000 Growth Index*          38.72%     36.81%
 -----------------------------------------------------------

 * The Russell 1000 Growth Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                                                                FUND PERFORMANCE

CORE Small Cap Equity Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q4 '98  +14.37%

 Worst Quarter
 Q3 '98  -24.33%


1998          -6.06%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31,
  1998                                1 YEAR  SINCE INCEPTION
 ------------------------------------------------------------
  SERVICE SHARES (Inception 8/15/97)  (6.06)%      1.04%
  Russell 2000 Index*                 (2.55)%      2.84%
 ------------------------------------------------------------

 * The Russell 2000 Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

Capital Growth Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q4 '98  +24.32%

 Worst Quarter
 Q3 '98  -11.51%


1998          33.69%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31,
  1998                                1 YEAR SINCE INCEPTION
 -----------------------------------------------------------
  SERVICE SHARES (Inception 8/15/97)  33.69%     29.49%
  S&P 500 Index*                      28.57%     24.80%
 -----------------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                                                                FUND PERFORMANCE

Mid Cap Value Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q1 '98  +11.59%

 Worst Quarter
 Q3 '98  -20.81%


1998          -5.90%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31,
  1998                                1 YEAR  SINCE INCEPTION
 ------------------------------------------------------------
  SERVICE SHARES (Inception 7/18/97)  (5.90)%     (0.93)%
  Russell Midcap Index*                10.09%      13.00%
 ------------------------------------------------------------

 * The Russell Midcap Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

Small Cap Value Fund

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 The total
 return for
 Service Shares
 for the 9-month
 period ended
 September 30,
 1999 was

     %.

 Best Quarter
 Q4 '98  +13.32%

 Worst Quarter
 Q3 '98  -32.23%


1998          -16.92%
 AVERAGE ANNUAL TOTAL RETURN


  FOR THE PERIOD ENDED DECEMBER 31,
  1998                                 1 YEAR  SINCE INCEPTION
 -------------------------------------------------------------
  SERVICE SHARES (Inception 8/15/97)  (16.92)%     (7.86)%
  Russell 2000 Index*                  (2.55)%       2.84%
 -------------------------------------------------------------

 * The Russell 2000 Index is an unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                      [This page intentionally left blank]

Fund Fees and Expenses (Service Shares)

This table describes the fees and expenses that you would pay if you buy and hold Service Shares of a Fund.


                                                     GROWTH   CORE     CORE
                                                      AND   LARGE CAP  U.S.
                                            BALANCED INCOME   VALUE   EQUITY
                                              FUND    FUND    FUND     FUND
----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) Imposed
 on Purchases                                 None    None    None     None
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends                         None    None    None     None
Redemption Fees                               None    None    None     None
Exchange Fees                                 None    None    None     None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
 ASSETS):1
Management Fees2                             0.65%   0.70%    0.60%   0.75%
Service Fees3                                0.50%   0.50%    0.50%   0.50%
Other Expenses4                              0.23%   0.09%    0.37%   0.10%
----------------------------------------------------------------------------
Total Fund Operating Expenses*               1.38%   1.29%    1.47%   1.35%
----------------------------------------------------------------------------

See page 38 for all other footnotes.

  * As a result of current waivers and expense limitations, "Other Expenses" and "Total Fund
    Operating Expenses" of the Funds which are actually incurred are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                      GROWTH   CORE     CORE
                                                       AND   LARGE CAP  U.S.
                                             BALANCED INCOME   VALUE   EQUITY
                                               FUND    FUND    FUND     FUND
 ----------------------------------------------------------------------------
  Annual Fund Operating Expenses
  (expenses that are deducted from Fund
   assets):1
  Management Fees2                            0.65%   0.70%    0.60%   0.70%
  Service Fees3                               0.50%   0.50%    0.50%   0.50%
  Other Expenses4                             0.05%   0.09%    0.04%   0.04%
 ----------------------------------------------------------------------------
  Total Fund Operating Expenses (after
   current waivers and expense limitations)   1.20%   1.29%    1.14%   1.24%
 ----------------------------------------------------------------------------

                                                          FUND FEES AND EXPENSES



    CORE        CORE
  LARGE CAP   SMALL CAP CAPITAL STRATEGIC    GROWTH     MID CAP SMALL CAP LARGE CAP
   GROWTH      EQUITY   GROWTH   GROWTH   OPPORTUNITIES  VALUE    VALUE     VALUE
    FUND        FUND     FUND     FUND        FUND       FUND     FUND      FUND
-----------------------------------------------------------------------------------
    None        None     None     None        None       None     None      None
    None        None     None     None        None       None     None      None
    None        None     None     None        None       None     None      None
    None        None     None     None        None       None     None      None
    0.75%       0.85%    1.00%    1.00%       1.00%      0.75%    1.00%     0.75%
    0.50%       0.50%    0.50%    0.50%       0.50%      0.50%    0.50%     0.50%
    0.21%       0.50%    0.09%    0.30%       0.30%      0.16%    0.17%     1.01%
-----------------------------------------------------------------------------------
    1.46%       1.85%    1.59%    1.80%       1.80%      1.41%    1.67%     2.26%
-----------------------------------------------------------------------------------


    CORE        CORE
  LARGE CAP   SMALL CAP CAPITAL STRATEGIC    GROWTH     MID CAP SMALL CAP LARGE CAP
   GROWTH      EQUITY   GROWTH   GROWTH   OPPORTUNITIES  VALUE    VALUE     VALUE
    FUND        FUND     FUND     FUND        FUND       FUND     FUND      FUND
-----------------------------------------------------------------------------------
    0.60%       0.85%    1.00%    1.00%       1.00%      0.75%    1.00%     0.75%
    0.50%       0.50%    0.50%    0.50%       0.50%      0.50%    0.50%     0.50%
    0.04%       0.08%    0.04%    0.04%       0.04%      0.14%    0.10%     0.10%
-----------------------------------------------------------------------------------
    1.14%       1.43%    1.54%    1.54%       1.54%      1.39%    1.60%     1.35%
-----------------------------------------------------------------------------------

Fund Fees and Expenses continued

/1/The Funds' annual operating expenses have been restated to reflect current fees, except for the CORE Large Cap Value, Strategic Growth, Growth Opportuni-ties and Large Cap Value Funds whose expenses are estimated for the current fiscal year.
/2/The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity Fund and the CORE Large Cap Growth Fund equal to 0.05% and 0.15%, respectively, of such Funds' average daily net assets. AS A RESULT OF FEE WAIVERS, THE CURRENT MANAGEMENT FEES OF THE CORE U.S. EQUITY FUND AND CORE LARGE CAP GROWTH FUND ARE 0.70% AND 0.60%, RESPEC-TIVELY, OF SUCH FUNDS' AVERAGE DAILY NET ASSETS. THE WAIVERS MAY BE TERMINATED AT ANY TIME AT THE OPTION OF THE INVESTMENT ADVISER.
/3/Service Organizations may charge other fees to their customers who are bene-ficial owners of Service Shares in connection with their customers' accounts. Such fees may affect the return customers realize with respect to their invest-ments.
/4/"Other Expenses" include transfer agency fees equal to 0.04% of the average daily net assets of each Fund's Service Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, transfer agency fees, service fees, taxes, interest and brokerage fees and litigation, indemni-fication and other extraordinary expenses) to the following percentages of each Fund's average daily net assets:

                   OTHER
FUND              EXPENSES
-----------------------
Balanced           0.01%
Growth and
  Income           0.05%
CORE Large Cap
  Value            0.00%
CORE U.S. Equity   0.00%
CORE Large Cap
  Growth           0.00%
CORE Small Cap
  Equity           0.04%
Capital Growth     0.00%
Strategic Growth   0.00%
Growth
  Opportunities    0.00%
Mid Cap Value      0.10%
Small Cap Value    0.06%
Large Cap Value    0.06%

                                                          FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your invest-ment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assump-tions your costs would be:


FUND                   1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
BALANCED                $140   $437     $755   $1,657
------------------------------------------------------
GROWTH AND INCOME       $131   $409     $708   $1,556
------------------------------------------------------
CORE LARGE CAP VALUE    $150   $465      N/A      N/A
------------------------------------------------------
CORE U.S. EQUITY        $137   $428     $739   $1,624
------------------------------------------------------
CORE LARGE CAP GROWTH   $149   $462     $797   $1,746
------------------------------------------------------
CORE SMALL CAP EQUITY   $188   $582   $1,001   $2,169
------------------------------------------------------
CAPITAL GROWTH          $162   $502     $866   $1,889
------------------------------------------------------
STRATEGIC GROWTH        $183   $566      N/A      N/A
------------------------------------------------------
GROWTH OPPORTUNITIES    $183   $566      N/A      N/A
------------------------------------------------------
MID CAP VALUE           $144   $446     $771   $1,691
------------------------------------------------------
SMALL CAP VALUE         $170   $526     $907   $1,976
------------------------------------------------------
LARGE CAP VALUE         $229   $706      N/A      N/A
------------------------------------------------------

Service Organizations that invest in Service Shares on behalf of their custom-ers may charge other fees directly to their customer accounts in connection with their investments. You should contact your Service Organization for infor-mation regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain Service Organizations that invest in Service Shares may receive other compensation in connection with the sale and distribution of service shares or for services to their customers' accounts and/or the Funds. For additional information regarding such compensation, see "Shareholder Guide" in the Pro-spectus and "Other Information" in the Statement of Additional Information ("Additional Statement").

Service Providers

 INVESTMENT ADVISERS



  Investment Adviser                             Fund
 ---------------------------------------------------------------------
  Goldman Sachs Asset Management ("GSAM")        Balanced
  32 Old Slip                                    Growth and Income
  New York, New York 10005                       CORE Large Cap Value
                                                 CORE Large Cap Growth
                                                 CORE Small Cap Equity
                                                 Strategic Growth
                                                 Growth Opportunities
                                                 Mid Cap Value
                                                 Small Cap Value
                                                 Large Cap Value
 ---------------------------------------------------------------------
  Goldman Sachs Funds Management, L.P. ("GSFM")  CORE U.S. Equity
  One New York Plaza                             Capital Growth
  New York, New York 10004
 ---------------------------------------------------------------------

 GSAM is a separate operating division of Goldman Sachs, which registered as an investment adviser in 1981. GSFM, a registered investment adviser since 1990, is a Delaware limited partnership which is an affiliate of Goldman Sachs. The Goldman Sachs Group, L.P., which controls the Investment Advis-ers, merged into the Goldman Sachs Group, Inc. as a result of an initial public offering. As of September 30, 1999, GSAM and GSFM, together with their affiliates, acted as investment adviser or distributor for assets in
 excess of $   billion.

 The Investment Adviser provides day-to-day advice regarding the Funds' port-folio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds' portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

 The Investment Adviser also performs the following additional services for the Funds:
 . Supervises all non-advisory operations of the Funds
 . Provides personnel to perform necessary executive, administrative and clerical services to the Funds
 . Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the "SEC") and other regulatory authorities
 . Maintains the records of each Fund
 . Provides office space and all necessary office equipment and services

 MANAGEMENT FEES


 As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below:

                                              Actual Rate
                                          For the Fiscal Year
                                           or Period  Ended
                         Contractual Rate  August  31, 1999
 ------------------------------------------------------------
  GSAM:
 ------------------------------------------------------------
  Balanced                     0.65%             0.65%
 ------------------------------------------------------------
  Growth and Income            0.70%             0.70%
 ------------------------------------------------------------
  CORE Large Cap Value         0.60%             0.60%
 ------------------------------------------------------------
  CORE Large Cap Growth        0.75%             0.60%
 ------------------------------------------------------------
  CORE Small Cap Equity        0.85%             0.85%
 ------------------------------------------------------------
  Strategic Growth             1.00%             1.00%
 ------------------------------------------------------------
  Growth Opportunities         1.00%             1.00%
 ------------------------------------------------------------
  Mid Cap Value                0.75%             0.75%
 ------------------------------------------------------------
  Small Cap Value              1.00%             1.00%
 ------------------------------------------------------------
  Large Cap Value              0.75%              N/A
 ------------------------------------------------------------
  GSFM:
 ------------------------------------------------------------
  CORE U.S. Equity             0.75%             0.70%
 ------------------------------------------------------------
  Capital Growth               1.00%             1.00%
 ------------------------------------------------------------

 The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

                                                               SERVICE PROVIDERS


 FUND MANAGERS

 M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand is also Pres-ident of Commodities Corporation LLC since 1981, of which Goldman Sachs is the parent company. Over the course of his 18-year career at Commodities Corporation, Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

 Value Team
 .Thirteen portfolio managers/analysts compose the Investment Adviser's value investment team
 .Multi-sector focus provides a balanced perspective
 .Across all value products, the Investment Adviser leverages the industry research expertise of its small, mid and large cap investment teams

--------------------------------------------------------------------------------
Value Team

                                   Years
                  Fund             Primarily
 Name and Title   Responsibility   Responsible Five Year Employment History
-------------------------------------------------------------------------------
 Eileen A.        Portfolio           Since    Ms. Aptman joined the Investment
 Aptman           Manager--           1996     Adviser as a research analyst in
 Vice President   Mid Cap Value       1997     1993. She became a portfolio
                  Small Cap Value              manager in 1996.
-------------------------------------------------------------------------------
 Paul D. Farrell  Senior Portfolio    Since    Mr. Farrell joined the
 Managing         Manager-- Small     1992     Investment Adviser as a
 Director         Cap Value           1998     portfolio manager in 1991. In
                  Mid Cap Value       1999     1998, he became responsible for
                  Growth and          1999     managing the Investment
                  Income                       Adviser's Value team.
                  Balanced
                  (Equity)
-------------------------------------------------------------------------------
 Matthew B.       Portfolio           Since    Mr. McLennan joined the
 McLennan         Manager--           1996     Investment Adviser as a research
 Vice President   Small Cap Value     1998     analyst in 1995 and became a
                  Mid Cap Value                portfolio manager in 1996. From
                                               1994 to 1995, he worked in the
                                               Investment Banking Division of
                                               Goldman Sachs in Australia. From
                                               1991 to 1994, Mr. McLennan
                                               worked at Queensland Investment
                                               Corporation in Australia.
-------------------------------------------------------------------------------
 Eileen Rominger  Senior Portfolio    Since    Ms. Rominger joined the
 Managing         Manager-- Growth             Investment Adviser as a senior
 Director         and Income          1999     portfolio manager in 1999. From
                  Mid Cap Value       1999     1981 to 1999, she worked at
                  Small Cap Value     1999     Oppenheimer Capital most
                  Large Cap Value     1999     recently as a senior portfolio
                  Balanced (Equity)   1999     manager.
-------------------------------------------------------------------------------

                                   Years
                  Fund             Primarily
 Name and Title   Responsibility   Responsible Five Year Employment History
---------------------------------------------------------------------------
 Karma Wilson     Portfolio           Since    Ms. Wilson joined the
 Vice President   Manager--           1998     Investment Adviser as a
                  Balanced            1998     portfolio manager in 1994.
                  (Equity)            1998     Prior to 1994, she was an
                  Growth and          1999     investment analyst with
                  Income                       Bankers Trust Australia Ltd.
                  Mid Cap Value
                  Large Cap Value
---------------------------------------------------------------------------

 Quantitative Equity Team
 .A stable and growing team supported by an extensive internal staff .Access to the research ideas of Goldman Sachs' renowned Global Investment
  Research Department
 .More than $22 billion in equities currently under management

--------------------------------------------------------------------------------
Quantitative Equity Team

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 Melissa Brown         Senior Portfolio Manager--    Since      Ms. Brown joined the
 Vice President        CORE Large Cap Value          1998       Investment Adviser as a
                       CORE U.S. Equity              1998       portfolio manager in
                       CORE Large Cap Growth         1998       1998. From
                       CORE Small Cap Equity         1998       1984 to 1998, she was
                                                                the
                                                                director of Quantitative
                                                                Equity Research and
                                                                served on the Investment
                                                                Policy Committee at
                                                                Prudential Securities.
------------------------------------------------------------------------------------------
 Kent A. Clark         Senior Portfolio Manager--    Since      Mr. Clark joined the
 Managing              CORE U.S. Equity              1996       Investment Adviser as a
 Director              CORE Large Cap Growth         1997       portfolio manager in the
                       CORE Small Cap Equity         1997       quantitative equity
                       CORE Large Cap Value          1998       management team in 1992.
------------------------------------------------------------------------------------------
 Robert C. Jones       Senior Portfolio Manager--    Since      Mr. Jones joined the
 Managing              CORE U.S. Equity              1991       Investment Adviser as a
 Director              CORE Large Cap Growth         1997       portfolio manager in
                       CORE Small Cap Equity         1997       1989.
                       CORE Large Cap Value          1998
------------------------------------------------------------------------------------------
 Victor H.             Senior Portfolio Manager--    Since      Mr. Pinter joined the
 Pinter                CORE U.S. Equity              1996       Investment Adviser as a
 Vice President        CORE Large Cap Growth         1997       research analyst in
                       CORE Small Cap Equity         1997       1990. He became a
                       CORE Large Cap Value          1998       portfolio manager in
                                                                1992.
------------------------------------------------------------------------------------------

 Growth Equity Investment Team
 .18 year consistent investment style applied through diverse and complete market cycles

 .More than $12 billion in equities currently under management

                                                               SERVICE PROVIDERS

 .More than 250 client account relationships

 .A portfolio management and analytical team with more than 150 years com-bined investment experience

--------------------------------------------------------------------------------
Growth Equity Investment Team

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 George D. Adler       Senior Portfolio Manager--    Since      Mr. Adler joined the
 Vice President        Balanced (Equity)             1997       Investment Adviser as a
                       Capital Growth                1997       portfolio manager in
                       Strategic Growth              1999       1997. From 1990 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty
                                                                Investment Management,
                                                                Inc. ("Liberty").
------------------------------------------------------------------------------------------
 Robert G.             Senior Portfolio Manager--    Since      Mr. Collins joined the
 Collins               Capital Growth                1997       Investment Adviser as
 Vice President        Balanced (Equity)             1998       portfolio manager and
                       Strategic Growth              1999       Co-Chair of the Growth
                       Growth Opportunities          1999       Equity Investment
                                                                Committee in 1997. From
                                                                1991 to 1997, he was a
                                                                portfolio manager at
                                                                Liberty. His past
                                                                experience includes work
                                                                as a special situations
                                                                analyst with
                                                                Raymond James &
                                                                Associates for
                                                                five years.
------------------------------------------------------------------------------------------
 Herbert E.            Senior Portfolio Manager--    Since      Mr. Ehlers joined the
 Ehlers                Capital Growth                1997       Investment Adviser as a
 Managing              Balanced (Equity)             1998       senior portfolio manager
 Director              Strategic Growth              1999       and Chief Investment
                       Growth Opportunities          1999       Officer of the Growth
                                                                Equity team in 1997.
                                                                From 1994 to 1997, he
                                                                was the Chief Investment
                                                                Officer and Chairman of
                                                                Liberty. He was a
                                                                portfolio manager and
                                                                President at Liberty's
                                                                predecessor firm, Eagle
                                                                Asset Management
                                                                ("Eagle"), from 1984 to
                                                                1994.
------------------------------------------------------------------------------------------
 Gregory H.            Senior Portfolio Manager--    Since      Mr. Ekizian joined the
 Ekizian               Capital Growth                1997       Investment Adviser as
 Vice President        Balanced (Equity)             1998       portfolio manager and
                       Strategic Growth              1999       Co-Chair of the Growth
                       Growth Opportunities          1999       Equity Investment
                                                                Committee in 1997. From
                                                                1990 to 1997, he was a
                                                                portfolio manager at
                                                                Liberty and its
                                                                predecessor firm, Eagle.
------------------------------------------------------------------------------------------
 David G. Shell        Senior Portfolio Manager--    Since      Mr. Shell joined the
 Vice President        Capital Growth                1997       Investment Adviser as a
                       Balanced (Equity)             1998       portfolio manager in
                       Strategic Growth              1999       1997. From 1987 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty and
                                                                its predecessor firm,
                                                                Eagle.
------------------------------------------------------------------------------------------

                                                  Years
                                                  Primarily
 Name and Title   Fund Responsibility             Responsible Five Year Employment History
------------------------------------------------------------------------------------------
 Ernest C.             Senior Portfolio Manager--    Since      Mr. Segundo joined the
 Segundo, Jr.          Capital Growth                1997       Investment Adviser as a
 Vice President        Balanced (Equity)             1998       portfolio manager in
                       Strategic Growth              1999       1997. From 1992 to 1997,
                       Growth Opportunities          1999       he was a portfolio
                                                                manager at Liberty.
------------------------------------------------------------------------------------------
 Steve Barry         Senior Portfolio Manager--      Since      Mr. Barry joined the
 Vice President      Growth Opportunities            1999       Investment Adviser as a
                                                                portfolio manager in
                                                                1999. From 1988 to 1999,
                                                                he was a portfolio
                                                                manager at Alliance
                                                                Capital Management.
------------------------------------------------------------------------------------------

 Fixed-Income Portfolio Management Team
 .Fixed-income portfolio management is comprised of a deep team of sector specialists
 .The team strives to maximize risk-adjusted returns by de-emphasizing inter-est rate anticipation and focusing on security selection and sector alloca-tion
 .The team manages approximately $40 billion in fixed-income assets for retail, institutional and high net worth clients

--------------------------------------------------------------------------------
Fixed-Income Portfolio Management Team

                                      Years
                                      Primarily
 Name and Title   Fund Responsibility Responsible Five Year Employment History
--------------------------------------------------------------------------------
 Jonathan A.      Senior Portfolio       Since    Mr. Beinner joined the
 Beinner          Manager --             1994     Investment Adviser as a
 Managing         Balanced (Fixed-                portfolio manager in 1990.
 Director and     Income)
 Co-Head U.S.
 Fixed Income
--------------------------------------------------------------------------------
 C. Richard Lucy  Senior Portfolio       Since    Mr. Lucy joined the Investment
 Managing         Manager --             1994     Adviser as a portfolio manager
 Director and     Balanced (Fixed-                in 1992.
 Co-Head U.S.     Income)
 Fixed Income
--------------------------------------------------------------------------------

                                                          SERVICE PROVIDERS


 DISTRIBUTOR AND TRANSFER AGENT


 Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds' transfer agent (the "Transfer Agent") and, as such, performs various shareholder servicing functions.

 From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

 ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS


 The involvement of the Investment Adviser, Goldman Sachs and their affili-ates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affili-ates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which other clients of Goldman Sachs have an adverse interest. A Fund's activities may be limited because of regula-tory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

 YEAR 2000


 Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the Investment Adviser or other Fund service providers do not adequately address this prob-lem in a timely manner.

 In order to address the Year 2000 Problem, the Investment Adviser has taken the following measures:
 .The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem.
 .The Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation.

 Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Funds at current levels.

 In addition, the Investment Adviser has undertaken measures to appropriately take into account available information concerning the Year 2000 prepared-ness of the issuers of securities held by the Funds. The Investment Adviser may obtain such Year 2000 information from various sources which the Invest-ment Adviser believes to be reliable, including the issuers' public regula-tory filings. However, the Investment Adviser is not in a position to verify the accuracy or completeness of such information.

 At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be suffi-cient to avoid any adverse effect on the Funds due to the Year 2000 Problem.

Dividends

Each Fund pays dividends from its net investment income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:
 .Cash
 .Additional shares of the same class of the same Fund
 .Shares of the same or an equivalent class of another Goldman Sachs Fund. Spe-cial restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment income and distributions from net capital gains are declared and paid as follows:

                         Investment     Capital Gains
Fund                   Income Dividends Distributions
-----------------------------------------------------
Balanced                  Quarterly       Annually
-----------------------------------------------------
Growth and Income         Quarterly       Annually
-----------------------------------------------------
CORE Large Cap Value      Quarterly       Annually
-----------------------------------------------------
CORE U.S. Equity           Annually       Annually
-----------------------------------------------------
CORE Large Cap Growth      Annually       Annually
-----------------------------------------------------
CORE Small Cap Equity      Annually       Annually
-----------------------------------------------------
Capital Growth             Annually       Annually
-----------------------------------------------------
Strategic Growth           Annually       Annually
-----------------------------------------------------
Growth Opportunities       Annually       Annually
-----------------------------------------------------
Mid Cap Value              Annually       Annually
-----------------------------------------------------
Small Cap Value            Annually       Annually
-----------------------------------------------------
Large Cap Value            Annually       Annually
-----------------------------------------------------

                                                                  DIVIDENDS


From time to time a portion of a Fund's dividends may constitute a return of capital.

At the time of an investor's purchase of shares of a Fund, a portion of the NAV per share may be represented by undistributed income or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distri-butions on such shares from such income or realized appreciation may be taxable to the investor even if the NAV of the shares is, as a result of the distribu-tions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

 The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds' Service Shares.

 HOW TO BUY SHARES


 How Can I Purchase Service Shares Of The Funds?
 Generally, Service Shares may be purchased only through institutions that have agreed to provide account administration and personal and account main-tenance services to their customers who are the beneficial owners of Service Shares. These institutions are called "Service Organizations." Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place pur-chase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their cus-tomers. Generally, Service Shares may be purchased from the Funds on any business day at their net asset value ("NAV") next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged. Purchases of Service Shares must be settled within three business days of receipt of a complete purchase order.

 Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should place an order with Goldman Sachs at 1-800-621-2550 and either:
 .Wire federal funds to The Northern Trust Company ("Northern"), as subcustodian for State Street Bank and Trust Company ("State Street") (each Fund's custodian) on the next business day; or
 .Initiate an Automated Clearing House Network ("ACH") transfer to Northern;
  or
 .Send a check or Federal Reserve draft payable to Goldman Sachs Funds--(Name of Fund and Class of Shares), 4900 Sears Tower--60th Floor, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

 What Do I Need To Know About Service Organizations?
 Service Organizations may provide the following services in connection with their customers' investments in Service Shares:
 .Acting, directly or through an agent, as the sole shareholder of record .Maintaining account records for customers

 .Processing orders to purchase, redeem or exchange shares for customers .Responding to inquiries from prospective and existing shareholders .Assisting customers with investment procedures

 In addition, some (but not all) Service Organizations are authorized to accept, on behalf of Goldman Sachs Trust (the "Trust"), purchase, redemption and exchange orders placed by or on behalf of their customers, and may des-ignate other intermediaries to accept such orders, if approved by the Trust. In these cases:
 .A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a business day, and the order will be priced at the Fund's NAV next deter-mined after such acceptance.
 .Service Organizations or intermediaries will be responsible for transmit-ting accepted orders and payments to the Trust within the time period agreed upon by them.

 You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

 Pursuant to a service plan adopted by the Trust's Board of Trustees, Service Organizations are entitled to receive payment for their services from the Trust of up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds, which are attributable to or held in the name of the Service Organization for its customers.

 The Investment Adviser, Distributor and/or their affiliates may pay addi-tional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Subject to applicable NASD regu-lations, the Investment Adviser, Distributor and/or their affiliates may also contribute to various cash and non-cash incentive arrangements to pro-mote the sale of shares. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular Goldman Sachs Funds, the partic-ular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

 In addition to Service Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Service Shares. Information regard-ing these

                                                               SHAREHOLDER GUIDE

 other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

 What Is My Minimum Investment In The Funds?
 The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Serv-ice Organization may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

 What Else Should I Know About Share Purchases?
 The Trust reserves the right to:
 .Reject or restrict any purchase or exchange orders by a particular pur-chaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

 The Funds may allow Service Organizations to purchase shares with securities instead of cash if consistent with a Fund's investment policies and opera-tions and if approved by the Fund's Investment Adviser.

 How Are Shares Priced?
 The price you pay or receive when you buy, sell or exchange Service Shares is determined by a Fund's NAV. The Funds calculate NAV as follows:

                    (Value of Assets of the Class)
                     - (Liabilities of the Class)
     NAV = _______________________________
                 Number of Outstanding Shares of the Class

 The Funds' investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund's invest-ments may be determined in good faith under procedures established by the Trustees.
 .NAV per share of each class is calculated by State Street on each business day as of the close of regular trading on the New York Stock Exchange (nor-mally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.
 .When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
 .When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.

 Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

 Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

 In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will normally not be reflected in a Fund's next determined NAV unless the Trust, in its discre-tion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors.

 HOW TO SELL SHARES


 How Can I Sell Service Shares Of The Funds?
 Generally, Service Shares may be sold (redeemed) only through Service Orga-nizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organi-zation will, in turn, place redemption orders with the Funds. Generally, each Fund will redeem its Service Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are on record).

 A Service Organization may request redemptions in writing or by telephone if the optional telephone redemption privilege is elected on the Account Application.


 ------------------------------------------------
  By Writing:    Goldman Sachs Funds
                 4900 Sears Tower--60th Floor
                 Chicago, IL 60606-6372
 ------------------------------------------------
  By Telephone:  1-800-621-2550
                 (8:00 a.m. to 4:00 p.m. New York
                 time)
 ------------------------------------------------

 What Do I Need To Know About Telephone Redemption Requests?

 The Trust, the Distributor, the Investment Adviser and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange

                                                               SHAREHOLDER GUIDE

 requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:
 .All telephone requests are recorded.
 .Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
 .The telephone redemption option may be modified or terminated at any time.

 Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

 How Are Redemption Proceeds Paid?
 By Wire: The Funds will arrange for redemption proceeds to be wired as fed-eral funds to the bank account designated in the recordholder's Account Application. The following general policies govern wiring redemption pro-ceeds:
 .Redemption proceeds will normally be wired on the next business day in fed-eral funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
 .To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the Account Application to the Service Organization.
 .Neither the Trust, nor Goldman Sachs assume any responsibility for the per-formance of intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such intermediaries or Service Organization.

 By Check: A recordholder may elect in writing to receive redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly exe-cuted redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days.

 What Else Do I Need To Know About Redemptions?
 The following generally applies to redemption requests:
 . Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
 . Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organi-zations may set times by which they must receive redemption requests. Service Organizations may also require additional documentation from you.

 The Trust reserves the right to:
 . Redeem the Service Shares of any Service Organization whose account bal-ance falls below $50 as a result of a redemption. The Funds will not redeem Service Shares on this basis if the value of the account falls below the minimum account balance solely as a result of market conditions. The Fund will give 60 days' prior written notice to allow a Service Organ-ization to purchase sufficient additional shares of the Fund in order to avoid such redemption.
 . Redeem the shares in other circumstances determined by the Board of Trust-
   ees to be in the best interest of the Trust.
 . Pay redemptions by a distribution in-kind of securities (instead of cash).
   If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

 Can I Exchange My Investment From One Fund To Another?
 A Service Organization may exchange Service Shares of a Fund at NAV for Service Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days' written notice.


  Instructions For Exchanging Shares:
 -------------------------------------------------------------------
  By Writing:      .Write a letter of instruction that includes:
                   .The recordholder name(s) and signature(s)
                   .The account number
                   .The Fund names and Class of Shares
                   .The dollar amount to be exchanged
                   .Mail the request to:
                    Goldman Sachs Funds
                    4900 Sears Tower--60th Floor
                    Chicago, IL 60606-6372
 -------------------------------------------------------------------
  By Telephone:    If you have elected the telephone redemption
                   privilege on your Account Application:
                   .1-800-621-2550
                    (8:00 a.m. to 4:00 p.m. New York time)
 -------------------------------------------------------------------

                                                               SHAREHOLDER GUIDE


 You should keep in mind the following factors when making or considering an exchange:
 .You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
 .All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirement of that Fund, except that this requirement may be waived at the discretion of the Trust.
 .Telephone exchanges normally will be made only to an identically registered account.
 .Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.
 .Exchanges are available only in states where exchanges may be legally made. .It may be difficult to make telephone exchanges in times of drastic eco-
  nomic or market conditions.
 .Goldman Sachs may use reasonable procedures described under "What Do I Need
  To Know About Telephone Redemption Requests?" in an effort to prevent unau-thorized or fraudulent telephone exchange requests.

 For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should con-sult your tax adviser concerning the tax consequences of an exchange.

 What Types Of Reports Will Be Sent Regarding Investments In Service Shares? Service Organizations will receive from the Funds annual reports containing audited financial statements and semiannual reports. Service Organizations will also be provided with a printed confirmation for each transaction in their account and a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of Service Shares in accordance with the rules that apply to their accounts with the Service Organizations.

Taxation

 TAXABILITY OF DISTRIBUTIONS


 Fund distributions are taxable to you as ordinary income (unless your investment is in an IRA or other tax-advantaged account) to the extent they are attributable to the Fund's net investment income, certain net realized foreign exchange gains and net short-term capital gains. They are taxable as long-term capital gains to the extent they are attributable to the Fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest in additional shares or take the distribution as cash. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior Decem-ber 31. The tax status and amounts of the distributions for each calendar year will be detailed in your annual tax statement from the Fund.

 A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

 Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

 There are certain tax requirements that all Funds must follow in order to avoid federal taxation. In its efforts to adhere to these requirements, the Funds may have to limit their investment activity in some types of instru-ments.

 TAXABILITY OF SALES AND EXCHANGES


 Any sale or exchange of Fund shares may generate a tax liability (unless your investment is in an IRA or other tax-advantaged account). Depending upon the purchase or sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.

 You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods that you hold shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for shares exceeds 12 months, except that, any loss recog-nized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

 In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from a Fund or on the value of the shares held by you. More tax information is provided in the Additional Statement. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Funds.

Appendix A
Additional Information on Portfolio Risks, Securities and Techniques
 A. General Portfolio Risks

 The Funds will be subject to the risks associated with equity securities. "Equity securities" include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock pur-chase rights. In general, stock values fluctuate in response to the activi-ties of individual companies and in response to general market and economic conditions. Accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The stock markets tend to be cycli-cal, with periods when stock prices generally rise and periods when prices generally decline. The volatility of equity securities means that the value of your investment in the Funds may increase or decrease. As of the date of this Prospectus, certain stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

 To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Con-versely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer could default on its obligations, and a Fund will not recover its invest-ment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (exten-sion risk). In general, if interest rates on new mortgage loans fall suffi-ciently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to invest-ors.

 The Investment Adviser will not consider the portfolio turnover rate a lim-iting factor in making investment decisions for a Fund. A high rate of port-folio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. The portfolio turnover rate is calcu-lated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See "Financial Highlights" in Appendix B for a state-ment of the Funds' historical portfolio turnover rates.

 The following sections provide further information on certain types of secu-rities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Addi-tional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

 B. Other Portfolio Risks


 Risks of Investing in Small Capitalization Companies and REITs. Investments in small capitalization companies and REITs involve greater risk and portfo-lio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies and REITs may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain peri-ods the liquidity of particular issuers or industries, or all securities in these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of suffi-cient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies and REITs include "unseasoned" issuers that do not have an established financial history; often have lim-ited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitaliza-tion companies and REITs may be more difficult to

                                                                      APPENDIX A

 price precisely than other types of securities because of their characteris-tics and lower trading volumes.

 Risks of Foreign Investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securi-ties of U.S. issuers. Foreign investments may be affected by changes in cur-rency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

 The introduction of a single currency, the euro, on January 1, 1999 for par-ticipating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union ("EU"), may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by the Funds.

 Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such proce-dures have been unable to keep pace with the volume of securities transac-tions, thus making it difficult to conduct such transactions.

 Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less gov-ernment regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and secu-rities of many foreign issuers are less liquid and more volatile than secu-rities of comparable domestic issuers. Efforts in foreign countries to reme-diate potential Year 2000 problems are not as extensive as those in the United States. As a result, the operations of foreign markets, foreign issuers and foreign governments may be disrupted by the Year 2000 Problem, and the investment portfolio of a Fund may be adversely affected. Further-more, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of with-holding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, and political or social instability or diplomatic developments which could affect investments in those countries.

 Concentration of a Fund's assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund's assets were not geo-graphically concentrated.

 Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obliga-tions of U.S. issuers.

 A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the avail-ability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sov-ereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

 Investments in foreign securities may take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Certain Funds may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

                                                                      APPENDIX A


 Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging coun-tries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement vol-ume limitations have been reached.

 Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a spe-cific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportuni-ties in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct invest-ment in equity securities in certain Asian countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

 Many emerging countries have experienced currency devaluations and substan-tial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

 Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationaliza-tion, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

 A Fund's investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund.

 Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund's delivery of securities before receipt of payment for their sale. In addi-tion, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to com-plete its contractual obligations. The creditworthiness of the local securi-ties firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

 The small size and inexperience of the securities markets in certain emerg-ing countries and the limited volume of trading in securities in those coun-tries may make a Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities mar-kets (such as the United States, Japan and most Western European countries). A Fund's investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor per-ceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price pre-cisely because of the characteristics discussed above and lower trading vol-umes.

                                                                      APPENDIX A


 A Fund's use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a sig-nificant portion of the Funds' currency exposure in emerging countries, if any, will be covered by such instruments.

 Risks of Derivative Investments. A Fund's transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

 Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:
 .Both domestic and foreign securities that are not readily marketable .Certain stripped mortgage-backed securities
 .Repurchase agreements and time deposits with a notice or demand period of more than seven days
 .Certain over-the-counter options
 .Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities") and, therefore, is liquid

 Investing in 144A Securities may decrease the liquidity of a Fund's portfo-lio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of com-parable securities for which a liquid market exists.

 Credit Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agen-cies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Further information is pro-vided in the Additional Statement.

 Debt securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's are considered "investment grade." Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

 Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as "junk bonds." Junk bonds are considered predominantly speculative and may be ques-tionable as to principal and interest payments.

 In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, invest-ment in such bonds will present greater speculative risks than those associ-ated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rat-ing organization, the market price and liquidity of such security may be adversely affected.

 Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:
 .U.S. government securities
 .Commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's .Certificates of deposit
 .Bankers' acceptances
 .Repurchase agreements
 .Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

 When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

 C. Portfolio Securities and Techniques

 This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associ-ated risks.

                                                                      APPENDIX A

 Further information is provided in the Additional Statement, which is avail-able upon request.

 Convertible Securities. Each Fund may invest in convertible securities. Con-vertible securities are preferred stock or debt obligations that are con-vertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar qual-ity. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Con-vertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible secu-rity, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

 Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to pur-chase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is con-sidered a speculative practice.

 Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of cor-relation between the two currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

 Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund's NAV to fluctuate (when the Fund's NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

 The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obli-gations. Since these contracts are not guaranteed by an exchange or clear-inghouse, a default on a contract would deprive a Fund of unrealized prof-its, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

 Structured Securities. Each Fund may invest in structured securities. Struc-tured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be posi-tively or negatively indexed, so that appreciation of the Reference may pro-duce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Refer-ence. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more vol-atile, less liquid and more difficult to price accurately than less complex securities.

 REITs. Each Fund may invest in REITS. REITS are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs' managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with invest-ments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

                                                                      APPENDIX A


 Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument dur-ing the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write
 (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index comprised of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

 The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is con-sidered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctu-ations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund's investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund's transaction costs. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

 Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or pur-chase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on various securities (such as U.S. government securities), foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transac-tions on both U.S. and foreign exchanges.

 Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage their term structures, sector selec-tion and durations in accordance with their investment objectives and poli-cies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of ini-tial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets.

 Futures contracts and related options present the following risks:
 .While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.
 .Because perfect correlation between a futures position and portfolio posi-tion that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.
 .The loss incurred by a Fund in entering into futures contracts and in writ-ing call options on futures is potentially unlimited and may exceed the amount of the premium received.
 .Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV.
 .As a result of the low margin deposits normally required in futures trad-ing, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
 .Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
 .Foreign exchanges may not provide the same protection as U.S. exchanges.

 Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other compo-nents of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

 An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The

                                                                      APPENDIX A

 value of some components of an equity swap (such as the dividends on a com-mon stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults.

 When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a con-tract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

 The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

 Repurchase Agreements. Repurchase agreements involve the purchase of securi-ties subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with primary dealers in U.S. government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

 If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agree-ment. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

 In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may trans-fer uninvested cash balances into a single joint account, the daily aggre-gate balance of which will be invested in one or more repurchase agreements.

 Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral).

 A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

 Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short posi-tion is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any fur-ther consideration, an equal amount of the securities of the same issuer as the securities sold short.

 Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earn-ings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

 Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the war-rant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

 Other Investment Companies. Each Fund may invest in securities of other investment companies (including SPDRs and WEBs, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other invest-

                                                                      APPENDIX A

 ment companies. Such other investment companies will have investment objec-tives, policies and restrictions substantially similar to those of the acquiring Fund and will be subject to substantially the same risks.

 .Standard & Poor's Depository Receipts. The Funds may, consistent with their investment policies, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the han-dling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

 .World Equity Benchmark Shares. World Equity Benchmark Shares ("WEBS") are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. WEBS are listed on the AMEX and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of WEBS on the AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their NAVs. However, WEBS have a limited operat-ing history and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of WEBS as part of its investment strategy.

 Unseasoned Companies. Each Fund may invest in companies (including predeces-sors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one NRSRO. The securities of such companies may have lim-ited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned compa-nies are more speculative and entail greater risk than do investments in companies with an established operating record.

 Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial insti-tutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

 Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitations, time deposits, bankers' acceptances and certificates of deposit, may be gen-eral obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

 U.S. Government Securities and Related Custodial Receipts. Each Fund may invest in U.S. government securities and related custodial receipts. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or spon-sored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to pur-chase certain obligations of the issuer (such as the Federal National Mort-gage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")); or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal compo-nents of stripped U.S. government securities are traded independently.

 Interests in U.S. government securities may be purchased in the form of cus-todial receipts that evidence ownership of future interest payments, princi-pal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentali-ties, political subdivisions or

                                                                      APPENDIX A

 authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

 Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect partici-pations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of "credit enhancement." However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

 Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturi-ties, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in cer-tain mortgages principally secured by interests in real property and other permitted investments.

 Mortgaged-backed securities also include stripped mortgage-backed securities ("SMBS"), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the prin-cipal payments from a pool of mortgage loans. The market value of SMBS con-sisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than pre-vailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

 Asset-Backed Securities. Certain Funds may invest in asset-backed securi-ties. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of pre-payments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's abil-ity to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mort-gage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

 Borrowings. Each Fund can borrow money from banks and other financial insti-tutions in amounts not exceeding one-third of their total assets for tempo-rary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

                                                                      Appendix A


 Mortgage Dollar Rolls. Certain Funds may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Fund of securities for delivery in the current month. The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the ben-efits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund's performance.

 Successful use of mortgage dollar rolls depends upon the Investment Advis-er's ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Fund may experi-ence a loss. For financial reporting and tax purposes, the Funds treat mort-gage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

 Yield Curve Options. Certain Funds may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of desig-nated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is prof-itable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

 The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options pres-ent a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

 Reverse Repurchase Agreements. Certain Funds may enter into reverse repur-chase agreements. Reverse repurchase agreements involve the sale of securi-ties held by a Fund subject to the Fund's agreement to repurchase them at a mutu-ally agreed upon date and price (including interest). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the inter-est income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obli-gated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

 Municipal Securities. Certain Funds may invest in securities and instruments issued by state and local government issuers. Municipal securities in which a Fund may invest consist of bonds, notes, commercial paper and other instruments (including participating interest in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agen-cies or instrumentalities. Such securities may pay fixed, variable or float-ing rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass trans-portation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securi-ties in which a Fund may invest include private activity bonds, municipal leases, certificates of participation, pre-funded municipal securities and auction rate securities.

 Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps and Inter-est Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional princi-pal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment

                                                                      APPENDIX A

 from the other party, upon the occurrence of specified credit events. Cur-rency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

 Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, mortgage, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transac-tions. If the Investment Adviser is incorrect in its forecasts of market value, interest rates and currency exchange rates, the investment perfor-mance of a Fund would be less favorable than it would have been if these investment techniques were not used.

 Loan Participations. Certain Funds may invest in loan participations. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. A Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan participation interests may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an inter-est in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When a Fund acts as co-lender in connection with a participation interest or when it acquires certain participation interests, the Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks direct recourse, it will look to the agent bank to enforce appro-priate credit remedies against the borrower. In these cases, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the agent bank may become insolvent.

 Inverse Floaters. Certain Funds may invest in inverse floating rate debt securities ("inverse floaters"). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Appendix B
Financial Highlights

 The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an invest-ment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with a Fund's financial statements, is included in the Fund's annual report (available upon request). No financial highlights are included for the Large Cap Value Fund because it had no operating history prior to the date of this prospectus.


 BALANCED FUND

                                                            Income from
                                                      investment operations/d/
                                                    ---------------------------
                                                                 Net realized
                                                                and unrealized
                                                                gain (loss) on
                                                                 investment,
                                          Net asset              futures and
                                           value,      Net     foreign currency
                                          beginning investment     related
                                          of period   income     transactions
-------------------------------------------------------------------------------
For The Years Ended January 31,
1999 - Class A Shares                      $20.29     $0.58         $0.20
1999 - Class B Shares                       20.20      0.41          0.21
1999 - Class C Shares                       20.17      0.41          0.21
1999 - Institutional Shares                 20.29      0.64          0.20
1999 - Service Shares                       20.28      0.53          0.21
-------------------------------------------------------------------------------
1998 - Class A Shares                       18.78      0.57          2.66
1998 - Class B Shares                       18.73      0.50          2.57
1998 - Class C Shares (commenced August
 15, 1997)                                  21.10      0.25          0.24
1998 - Institutional Shares (commenced
 August 15, 1997)                           21.18      0.26          0.32
1998 - Service Shares (commenced August
 15, 1997)                                  21.18      0.22          0.32
-------------------------------------------------------------------------------
1997 - Class A Shares                       17.31      0.66          2.47
1997 - Class B Shares (commenced May 1,
 1996)                                      17.46      0.42          2.34
-------------------------------------------------------------------------------
1996 - Class A Shares                       14.22      0.51          3.43
-------------------------------------------------------------------------------
For The Period Ended January 31,
1995 - Class A Shares (commenced October
 12, 1994)                                  14.18      0.10          0.02
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.

                                Distributions to shareholders
                           ---------------------------------------

                                                     From net
                                                   realized gain
                                                  on investment,
                                      In excess     futures and    Net increase
                            From net    of net    foreign currency  (decrease)
                           investment investment      related      in net asset
                             income     income     transactions       value
-------------------------------------------------------------------------------
For The Years Ended
 January 31,
1999 - Class A Shares        $(0.59)    $  --          $  --          $ 0.19
1999 - Class B Shares         (0.45)       --             --            0.17
1999 - Class C Shares         (0.45)       --             --            0.17
1999 - Institutional
 Shares                       (0.65)       --             --            0.19
1999 - Service Shares         (0.55)       --             --            0.19
-------------------------------------------------------------------------------
1998 - Class A Shares         (0.56)       --          (1.16)           1.51
1998 - Class B Shares         (0.42)    (0.02)         (1.16)           1.47
1998 - Class C Shares
 (commenced August 15,
 1997)                        (0.22)    (0.04)         (1.16)          (0.93)
1998 - Institutional
 Shares (commenced August
 15, 1997)                    (0.23)    (0.08)         (1.16)          (0.89)
1998 - Service Shares
 (commenced August 15,
 1997)                        (0.22)    (0.06)         (1.16)          (0.90)
-------------------------------------------------------------------------------
1997 - Class A Shares         (0.66)       --          (1.00)           1.47
1997 - Class B Shares
 (commenced May 1, 1996)      (0.42)    (0.07)         (1.00)           1.27
-------------------------------------------------------------------------------
1996 - Class A Shares         (0.50)       --          (0.35)           3.09
-------------------------------------------------------------------------------
For The Period Ended
 January 31,
1995 - Class A Shares
 (commenced October 12,
 1994)                        (0.08)       --             --            0.04
-------------------------------------------------------------------------------

c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Includes the effect of mortgage dollar roll transactions.

                                                                 APPENDIX B


                                                                 Ratios assuming
                                                               no voluntary waiver
                                                          of fees or expense limitations
                                                          ------------------------------------

                       Net
                      assets
                      at end                  Ratio of                            Ratio of
                        of      Ratio of   net investment   Ratio of           net investment
 Net asset            period  net expenses   income to     expenses to         income (loss)         Portfolio
value, end   Total     (in     to average   average net      average           to average net        turnover
 of period  return/a/ 000s)    net assets      assets      net assets              assets              rate/e/
-----------------------------------------------------------------------------------------------------------
  $20.48      3.94%  $192,453     1.04%         2.90%                   1.45%                2.49%     175.06%
   20.37      3.15     43,926     1.80          2.16                    2.02                 1.94      175.06
   20.34      3.14     14,286     1.80          2.17                    2.02                 1.95      175.06
   20.48      4.25      8,010     0.73          3.22                    0.95                 3.00      175.06
   20.47      3.80        490     1.23          2.77                    1.45                 2.55      175.06
-----------------------------------------------------------------------------------------------------------
   20.29     17.54    163,636     1.00          2.94                    1.57                 2.37      190.43
   20.20     16.71     23,639     1.76          2.14                    2.07                 1.83      190.43
   20.17      2.49c     8,850     1.77b         2.13b                   2.08b                1.82b     190.43
   20.29      2.93c     8,367     0.76b         3.13b                   1.07b                2.82b     190.43
   20.28      2.66c        16     1.26b         2.58b                   1.57b                2.27b     190.43
-----------------------------------------------------------------------------------------------------------
   18.78     18.59     81,410     1.00          3.76                    1.77                 2.99      208.11
   18.73     16.22c     2,110     1.75b         2.59b                   2.27b                2.07b     208.11
-----------------------------------------------------------------------------------------------------------
   17.31     28.10     50,928     1.00          3.65                    1.90                 2.75      197.10
-----------------------------------------------------------------------------------------------------------
   14.22      0.87c     7,510     1.00b         3.39b                   8.29b               (3.90)b     14.71
-----------------------------------------------------------------------------------------------------------

 GROWTH AND INCOME FUND


                                            Income from
                                       investment operations/d/     Distributions to shareholders
                                    ---------------------------- ------------------------------------
                                                   Net realized
                                                  and unrealized                          From net
                                                  gain (loss) on                       realized gain
                          Net asset                investment,              In excess  on investment,
                           value,        Net         options      From net    of net    options and
                          beginning  investment    and futures   investment investment    futures
                          of period income (loss)  transactions    income     income    transactions
-----------------------------------------------------------------------------------------------------
For The Years Ended
 January 31,
1999 - Class A Shares      $25.93      $ 0.20         $(1.60)      $(0.19)   $(0.01)        $  --
1999 - Class B Shares       25.73        0.02          (1.58)       (0.04)        --           --
1999 - Class C Shares       25.70        0.02          (1.59)       (0.05)        --           --
1999 - Institutional
 Shares                     25.95        0.29          (1.58)       (0.30)    (0.01)           --
1999 - Service Shares       25.92        0.17          (1.58)       (0.17)    (0.01)           --
-----------------------------------------------------------------------------------------------------
1998 - Class A Shares       23.18        0.11           5.27        (0.11)        --        (2.52)
1998 - Class B Shares       23.10        0.04           5.14           --      (0.03)       (2.52)
1998 - Class C Shares
 (commenced August 15,
 1997)                      28.20       (0.01)          0.06           --      (0.03)       (2.52)
1998 - Institutional
 Shares                     23.19        0.27           5.23        (0.22)        --        (2.52)
1998 - Service Shares       23.17        0.14           5.23        (0.06)     (0.04)       (2.52)
-----------------------------------------------------------------------------------------------------
1997 - Class A Shares       19.98        0.35           5.18        (0.35)     (0.01)       (1.97)
1997 - Class B Shares
 (commenced May 1, 1996)    20.82        0.17           4.31        (0.17)     (0.06)       (1.97)
1997 - Institutional
 Shares (commenced June
 3, 1996)                   21.25        0.29           3.96        (0.30)     (0.04)       (1.97)
1997 - Service Shares
 (commenced March 6,
 1996)                      20.71        0.28           4.50        (0.28)     (0.07)       (1.97)
-----------------------------------------------------------------------------------------------------
1996 - Class A Shares       15.80        0.33           4.75        (0.30)        --        (0.60)
-----------------------------------------------------------------------------------------------------
1995 - Class A Shares       15.79        0.20e          0.30e       (0.20)     (0.07)       (0.33)
-----------------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Calculated based on the average shares outstanding methodology.

                                                                      APPENDIX B





             Net increase                            Net assets     Ratio of
Additional    (decrease)    Net asset                at end of    net expenses
 paid-in     in net asset   value, end    Total        period      to average
 capital        value       of period    return/a/   (in 000s)     net assets
------------------------------------------------------------------------------


$  --        $(1.60)          $24.33      (5.40)%    $1,122,157       1.22%
   --         (1.60)           24.13      (6.07)        349,662       1.92
   --         (1.62)           24.08      (6.12)         48,146       1.92
   --         (1.60)           24.35      (5.00)        173,696       0.80
   --         (1.59)           24.33      (5.44)         11,943       1.30
------------------------------------------------------------------------------
   --          2.75            25.93      23.71       1,216,582       1.25
   --          2.63            25.73      22.87         307,815       1.94
   --         (2.50)           25.70       0.51c         31,686       1.99b
   --          2.76            25.95      24.24          36,225       0.83
   --          2.75            25.92      23.63           8,893       1.32
------------------------------------------------------------------------------
   --          3.20            23.18      28.42         615,103       1.22
   --          2.28            23.10      22.23c         17,346       1.93b
   --          1.94            23.19      20.77c            193       0.82b
   --          2.46            23.17      23.87c          3,174       1.32b
------------------------------------------------------------------------------
   --          4.18            19.98      32.45         436,757       1.20
------------------------------------------------------------------------------
 0.11e         0.01            15.80       3.97         193,772       1.25
------------------------------------------------------------------------------

                               Ratios assuming no voluntary waiver
                                  of fees or expense limitations
                               ------------------------------------------
                   Ratio of                                Ratio of
                net investment     Ratio of             net investment
                income (loss)    expenses to           income (loss) to         Portfolio
                to average net   average net              average net           turnover
                    assets          assets                   assets               rate
-----------------------------------------------------------------------------------------
For The Years
 Ended
 January 31,
1999 - Class
 A Shares            0.78%                     1.32%                    0.68%    125.79%
1999 - Class
 B Shares            0.09                      1.92                     0.09     125.79
1999 - Class
 C Shares            0.10                      1.92                     0.10     125.79
1999 -
 Institutional
 Shares              1.25                      0.80                     1.25     125.79
1999 -
 Service
 Shares              0.72                      1.30                     0.72     125.79
-----------------------------------------------------------------------------------------
1998 - Class
 A Shares            0.43                      1.42                     0.26      61.95
1998 - Class
 B Shares           (0.35)                     1.94                    (0.35)     61.95
1998 - Class
 C Shares
 (commenced
 August 15,
 1997)              (0.48)b                    1.99b                   (0.48)b    61.95
1998 -
 Institutional
 Shares              0.76                      0.83                     0.76      61.95
1998 -
 Service
 Shares              0.32                      1.32                     0.32      61.95
-----------------------------------------------------------------------------------------
1997 - Class
 A Shares            1.60                      1.43                     1.39      53.03
1997 - Class
 B Shares
 (commenced
 May 1, 1996)        0.15b                     1.93b                    0.15b     53.03
1997 -
 Institutional
 Shares
 (commenced
 June 3,
 1996)               1.36b                     0.82b                    1.36b     53.03
1997 -
 Service
 Shares
 (commenced
 March 6,
 1996)               0.94b                     1.32b                    0.94b     53.03
-----------------------------------------------------------------------------------------
1996 - Class
 A Shares            1.67                      1.45                     1.42      57.93
-----------------------------------------------------------------------------------------
1995 - Class
 A Shares            1.28                      1.58                     0.95      71.80
-----------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.
e Calculated based on the average shares outstanding methodology.

                      [This page intentionally left blank]

 CORE LARGE CAP VALUE FUND


                                                          Income from
                                                    investment operations/d/
                                                  -----------------------------
                                                                  Net realized
                                                                 and unrealized
                                    Net asset                       gain on
                                     value,          Net           investment
                                    beginning     investment      and futures
                                    of period       income        transactions
-------------------------------------------------------------------------------
For the Period Ended January 31,
1999 - Class A Shares
 (commenced December 31, 1998)       $10.00         $0.01            $0.14
1999 - Class B Shares
 (commenced December 31, 1998)        10.00           --              0.15
1999 - Class C Shares
 (commenced December 31, 1998)        10.00           --              0.15
1999 - Institutional Shares
 (commenced December 31, 1998)        10.00          0.01             0.15
1999 - Service Shares
 (commenced December 31, 1998)        10.00          0.02             0.14
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B







      Distributions to
        shareholders
  ---------------------------

                 From net
               realized gain                                    Net assets   Ratio of
   From net    on investment Net increase Net asset             at end of  net expenses
  investment    and futures  in net asset value, end   Total      period    to average
    income     transactions     value     of period  return/a,c/ (in 000s)  net assets/b/
--------------------------------------------------------------------------------------
     $ --
                   $ --         $0.15       $10.15     1.50%    $ 6,665       1.08%
      --             --          0.15        10.15     1.50         340       1.82
      --             --          0.15        10.15     1.50         268       1.83
      --             --          0.16        10.16     1.60      53,396       0.66
      --             --          0.16        10.16     1.60           2       1.16
--------------------------------------------------------------------------------------

                                    Ratios assuming no voluntary waiver
                                       of fees or expense limitations
                                    ------------------------------------------

                        Ratio of                                Ratio of
                     net investment     Ratio of             net investment
                       income to      expenses to           income to average        Portfolio
                      average net     average net                  net               turnover
                        assets/b/       assets/b/                assets/b/             rate
----------------------------------------------------------------------------------------------
For the Period
 Ended January 31,
1999 - Class A
 Shares
 (commenced December
 31, 1998)                1.45%                     8.03%                   (5.50)%       0%
1999 - Class B
 Shares
 (commenced December
 31, 1998)                0.84                      8.77                    (6.11)        0
1999 - Class C
 Shares
 (commenced December
 31, 1998)                0.70                      8.78                    (6.25)        0
1999 -
 Institutional
 Shares
 (commenced December
 31, 1998)                1.97                      7.61                    (4.98)        0
1999 - Service
 Shares
 (commenced December
 31, 1998)                2.17                      8.11                    (4.78)        0
----------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE U.S. EQUITY FUND

                                                           Income from
                                                     investment operations/d/
                                                    -------------------------
                                                                Net realized
                                          Net asset    Net     and unrealized
                                           value,   investment gain (loss) on
                                          beginning   income    investments
                                          of period   (loss)    and futures
-----------------------------------------------------------------------------
For The Years Ended January 31,
1999 - Class A Shares                      $26.59     $ 0.04       $ 7.02
1999 - Class B Shares                       26.32      (0.10)        6.91
1999 - Class C Shares                       26.24      (0.10)        6.89
1999 - Institutional Shares                 26.79       0.20         7.11
1999 - Service Shares                       26.53       0.06         7.01
-----------------------------------------------------------------------------
1998 - Class A Shares                       23.32       0.11         5.63
1998 - Class B Shares                       23.18       0.11         5.44
1998 - Class C Shares (commenced August
15, 1997)                                   27.48       0.03         1.22
1998 - Institutional Shares                 23.44       0.30         5.65
1998 - Service Shares                       23.27       0.19         5.57
-----------------------------------------------------------------------------
1997 - Class A Shares                       19.66       0.16         4.46
1997 - Class B Shares (commenced May 1,
1996)                                       20.44       0.04         3.70
1997 - Institutional Shares                 19.71       0.30         4.51
1997 - Service Shares (commenced June 7,
1996)                                       21.02       0.13         3.15
-----------------------------------------------------------------------------
1996 - Class A Shares                       14.61       0.19         5.43
1996 - Institutional Shares (commenced
June 15, 1995)                              16.97       0.16         3.23
-----------------------------------------------------------------------------
1995 - Class A Shares                       15.93       0.20        (0.38)
-----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B






   Distributions to shareholders
------------------------------------
                         From net                                                                 Ratio of
            In excess  realized gain Net increase                      Net assets   Ratio of   net investment
 From net     of net   on investment  (decrease)  Net asset            at end of  net expenses income (loss)
investment  investment  and futures  in net asset value, end Total       period    to average    to average
  income      income   transactions     value     of period  return/a/ (in 000s)   net assets    net assets
-----------------------------------------------------------------------------------------------------------
  $(0.03)     $(0.01)     $(0.63)       $ 6.39      $32.98    26.89%  $605,566      1.23%         0.15%
      --          --       (0.63)         6.18       32.50    26.19    152,347      1.85         (0.50)
      --          --       (0.63)         6.16       32.40    26.19     26,912      1.87         (0.53)
   (0.15)      (0.03)      (0.63)         6.50       33.29    27.65    307,200      0.69          0.69
   (0.10)      (0.02)      (0.63)         6.32       32.85    27.00     11,600      1.19          0.19
-----------------------------------------------------------------------------------------------------------
   (0.12)         --       (2.35)         3.27       26.59    24.96    398,393      1.28          0.51
      --       (0.06)      (2.35)         3.14       26.32    24.28     59,208      1.79         (0.05)
      --       (0.14)      (2.35)        (1.24)      26.24     4.85c     6,267      1.78b        (0.21)b
   (0.24)      (0.01)      (2.35)         3.35       26.79    25.76    202,893      0.65          1.16
   (0.07)      (0.08)      (2.35)         3.26       26.53    25.11      7,841      1.15          0.62
-----------------------------------------------------------------------------------------------------------
   (0.16)         --       (0.80)         3.66       23.32    23.75    225,968      1.29          0.91
   (0.04)      (0.16)      (0.80)         2.74       23.18    18.59c    17,258      1.83b         0.06b
   (0.28)         --       (0.80)         3.73       23.44    24.63    148,942      0.65          1.52
   (0.13)      (0.10)      (0.80)         2.25       23.27    15.92c     3,666      1.15b         0.69b
-----------------------------------------------------------------------------------------------------------
   (0.16)         --       (0.41)         5.05       19.66    38.63    129,045      1.25          1.01
   (0.24)         --       (0.41)         2.74       19.71    20.14c    64,829      0.65b         1.49b
-----------------------------------------------------------------------------------------------------------
   (0.20)         --       (0.94)        (1.32)      14.61    (1.10)    94,968      1.38          1.33
-----------------------------------------------------------------------------------------------------------

                             Ratios assuming no voluntary waiver
                                of fees or expense limitations
                             -----------------------------------
                                                   Ratio of
                                 Ratio of       net investment
                               expenses to     income (loss) to       Portfolio
                               average net          average           turnover
                                  assets          net  assets           rate
-------------------------------------------------------------------------------
For The Years Ended January
31,
1999 - Class A Shares                  1.36%              0.02%         63.79%
1999 - Class B Shares                  1.98              (0.63)         63.79
1999 - Class C Shares                  2.00              (0.66)         63.79
1999 - Institutional Shares            0.82               0.56          63.79
1999 - Service Shares                  1.32               0.06          63.79
-------------------------------------------------------------------------------
1998 - Class A Shares                  1.47               0.32          65.89
1998 - Class B Shares                  1.96              (0.22)         65.89
1998 - Class C Shares
(commenced August 15, 1997)            1.95b             (0.38)b        65.89
1998 - Institutional Shares            0.82               0.99          65.89
1998 - Service Shares                  1.32               0.45          65.89
-------------------------------------------------------------------------------
1997 - Class A Shares                  1.35b              0.49b         37.28
1997 - Class B Shares
(commenced May 1, 1996)                1.53               0.67          37.78
1997 - Institutional Shares            2.00b             (0.11)b        37.28
1997 - Service Shares
(commenced June 7, 1996)               0.85               1.32          37.28
-------------------------------------------------------------------------------
1996 - Class A Shares                  1.55               0.71          39.35
1996 - Institutional Shares
(commenced June 15, 1995)              0.96b              1.18b         39.35
-------------------------------------------------------------------------------
1995 - Class A Shares                  1.63               1.08          56.18
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE LARGE CAP GROWTH FUND


                                                             Income from
                                                       investment operations/d/
                                                      -------------------------

                                                                  Net realized
                                            Net asset    Net     and unrealized
                                             value,   investment    gain on
                                            beginning   income    investments
                                            of period   (loss)    and futures
-------------------------------------------------------------------------------
For the Year Ended January 31,
1999 - Class A Shares                        $11.97     $ 0.01       $4.19
1999 - Class B Shares                         11.92      (0.06)       4.12
1999 - Class C Shares                         11.93      (0.05)       4.11
1999 - Institutional Shares                   11.97       0.02        4.23
1999 - Service Shares                         11.95      (0.01)       4.17
-------------------------------------------------------------------------------
For the Period Ended January 31,
1998 - Class A Shares (commenced May 1,
 1997)                                        10.00       0.01        2.35
1998 - Class B Shares (commenced May 1,
 1997)                                        10.00      (0.03)       2.33
1998 - Class C Shares (commenced August
 15, 1997)                                    11.80      (0.02)       0.54
1998 - Institutional Shares (commenced May
 1, 1997)                                     10.00       0.01        2.35
1998 - Service Shares (commenced May 1,
 1997)                                        10.00      (0.02)       2.35
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B







           Distributions to
             Shareholders
  -------------------------------------
                            From net
                            realized
     From      In excess    gain on        Net     Net asset           Net assets   Ratio of
     Net         of net    investment   increase    value,             at end of  net expenses
  Investment   investment and futures    in net     end of    Total      period    to average
    Income       income   transactions asset value  period   return/a/ (in 000s)   net assets
--------------------------------------------------------------------------------------------
    $  --        $   --      $  --        $4.20     $16.17    35.10%  $175,510      0.97%
       --            --         --         4.06      15.98    34.07     93,711      1.74
       --            --         --         4.06      15.99    34.04     37,081      1.74
       --         (0.01)        --         4.24      16.21    35.54    295,734      0.65
       --            --         --         4.16      16.11    34.85      1,663      1.15
--------------------------------------------------------------------------------------------
    (0.01)           --      (0.38)        1.97      11.97    23.79c    53,786      0.91b
       --            --      (0.38)        1.92      11.92    23.26c    13,857      1.67b
       --         (0.01)     (0.38)        0.13      11.93     4.56c     4,132      1.68b
    (0.01)           --      (0.38)        1.97      11.97    23.89c     4,656      0.72b
       --            --      (0.38)        1.95      11.95    23.56c       115      1.17b
--------------------------------------------------------------------------------------------

                                                Ratios assuming no
                                             voluntary waiver of fees
                                              or expense limitations
                                           ----------------------------
                              Ratio of                   Ratio of net
                           net investment   Ratio of      investment
                          income (loss) to expenses to income (loss) to Portfolio
                            average net    average net   average net    turnover
                               assets        assets         assets        rate
---------------------------------------------------------------------------------
For the Year Ended
 January 31,
1999 - Class A Shares           0.05 %        1.46%         (0.44)%       63.15%
1999 - Class B Shares          (0.73)         2.11          (1.10)        63.15
1999 - Class C Shares          (0.74)         2.11          (1.11)        63.15
1999 - Institutional
 Shares                         0.35          1.02          (0.02)        63.15
1999 - Service Shares          (0.16)         1.52          (0.53)        63.15
---------------------------------------------------------------------------------
For the Period Ended
 January 31,
1998 - Class A Shares
 (commenced May 1, 1997)        0.12 b        2.40b         (1.37)b       74.97c
1998 - Class B Shares
 (commenced May 1, 1997)       (0.72)b        2.91b         (1.96)b       74.97c
1998 - Class C Shares
 (commenced August 15,
 1997)                         (0.76)b        2.92b         (2.00)b       74.97c
1998 - Institutional
 Shares (commenced May
 1, 1997)                       0.42 b        1.96b         (0.82)b       74.97c
1998 - Service Shares
 (commenced May 1, 1997)       (0.21)b        2.41b         (1.45)b       74.97c
---------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CORE SMALL CAP EQUITY FUND

                                                          Income from
                                                    investment operations/d/
                                                   -------------------------
                                                                   Net
                                                               realized and
                                                                unrealized
                                         Net asset    Net     gain (loss) on
                                          value,   investment   investment
                                         beginning   income    and futures
                                         of period   (loss)    transactions
----------------------------------------------------------------------------
For the Year Ended January 31,
1999 - Class A Shares                     $10.59     $0.01        $(0.43)
1999 - Class B Shares                      10.56     (0.05)        (0.44)
1999 - Class C Shares                      10.57     (0.04)        (0.45)
1999 - Institutional Shares                10.61      0.04         (0.43)
1999 - Service Shares                      10.60      0.01         (0.44)
----------------------------------------------------------------------------
For the Period Ended January 31,
1998 - Class A Shares (commenced August
 15, 1997)                                 10.00     (0.01)         0.65
1998 - Class B Shares (commenced August
 15, 1997)                                 10.00     (0.03)         0.64
1998 - Class C Shares (commenced August
 15, 1997)                                 10.00     (0.02)         0.64
1998 - Institutional Shares (commenced
 August 15, 1997)                          10.00      0.01          0.65
1998 - Service Shares (commenced August
 15, 1997)                                 10.00      0.01          0.64
----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B





     Distributions to
       Shareholders
  --------------------------

                 From net
                 realized
     From        gain on        Net     Net asset            Net assets   Ratio of
     Net        investment   increase     value              at end of  net expenses
  investment   and futures    in net     end of    Total       period    to average
    income     transactions asset value  period   return/a/  (in 000s)   net assets
----------------------------------------------------------------------------------
    $(0.01)       $  --       $(0.43)    $10.16    (3.97)%  $64,087       1.31%
        --           --        (0.49)     10.07    (4.64)    15,406       2.00
        --           --        (0.49)     10.08    (4.64)     6,559       2.01
     (0.02)          --        (0.41)     10.20    (3.64)    62,763       0.94
     (0.01)          --        (0.44)     10.16    (4.07)        54       1.44
----------------------------------------------------------------------------------
        --        (0.05)        0.59      10.59     6.37c    11,118       1.25b
        --        (0.05)        0.56      10.56     6.07c     9,957       1.95b
        --        (0.05)        0.57      10.57     6.17c     2,557       1.95b
        --        (0.05)        0.61      10.61     6.57c     9,026       0.95b
        --        (0.05)        0.60      10.60     6.47c         2       1.45b
----------------------------------------------------------------------------------

                                               Ratios assuming no
                                            voluntary waiver of fees
                                             or expense limitations
                                            -------------------------

                              Ratio of net              Ratio of net
                               investment    Ratio of    investment
                              income (loss) expenses to income (loss) Portfolio
                               to average   average net  to average   turnover
                               net assets     assets     net assets     rate
-------------------------------------------------------------------------------
For the Year Ended January
 31,
1999 - Class A Shares              0.08%       2.00%        (0.61)%     75.38%
1999 - Class B Shares             (0.55)       2.62         (1.17)      75.38
1999 - Class C Shares             (0.56)       2.63         (1.18)      75.38
1999 - Institutional Shares        0.60        1.56         (0.02)      75.38
1999 - Service Shares              0.01        2.06         (0.61)      75.38
-------------------------------------------------------------------------------
For the Period Ended January
 31,
1998 - Class A Shares
 (commenced August 15, 1997)      (0.36)b      3.92b        (3.03)b     37.65c
1998 - Class B Shares
 (commenced August 15, 1997)      (1.04)b      4.37b        (3.46)b     37.65c
1998 - Class C Shares
 (commenced August 15, 1997)      (1.07)b      4.37b        (3.49)b     37.65c
1998 - Institutional Shares
 (commenced August 15, 1997)       0.15b       3.37b        (2.27)b     37.65c
1998 - Service Shares
 (commenced August 15, 1997)       0.40b       3.87b        (2.02)b     37.65c
-------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 CAPITAL GROWTH FUND


                                                          Income from
                                                    investment operations/d/
                                                   -------------------------
                                                               Net realized
                                         Net asset    Net     and unrealized
                                          value,   investment gain (loss) on
                                         beginning   income     investment
                                         of period   (loss)    transactions
----------------------------------------------------------------------------
For the Years Ended January 31,
1999 - Class A Shares                     $18.48     $(0.03)      $6.35
1999 - Class B Shares                      18.27      (0.12)       6.19
1999 - Class C Shares                      18.24      (0.10)       6.15
1999 - Institutional Shares                18.45       0.01        6.38
1999 - Service Shares                      18.46      (0.04)       6.31
----------------------------------------------------------------------------
1998 - Class A Shares                      16.73       0.02        4.78
1998 - Class B Shares                      16.67       0.02        4.61
1998 - Class C Shares (commenced August
 15, 1997)                                 19.73      (0.02)       1.60
1998 - Institutional Shares (commenced
 August 15, 1997)                          19.88       0.02        1.66
1998 - Service Shares (commenced August
 15, 1997)                                 19.88      (0.01)       1.66
----------------------------------------------------------------------------
1997 - Class A Shares                      14.91       0.10        3.56
1997 - Class B Shares (commenced May 1,
 1996)                                     15.67       0.01        2.81
----------------------------------------------------------------------------
1996 - Class A Shares                      13.67       0.12        3.93
----------------------------------------------------------------------------
1995 - Class A Shares                      15.96       0.03       (0.69)
----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B






           Distributions to
             shareholders
  --------------------------------------

               In excess    From net    Net increase                      Net assets   Ratio of
   From net      of net   realized gain  (decrease)  Net asset            at end of  net expenses
  investment   investment on investment    in net    value, end  Total      period    to average
    income       income   transactions  asset value  of period  return/a/ (in 000s)   net assets
---------------------------------------------------------------------------------------------------
    $ --         $ --        $(0.77)       $5.55       $24.03    34.58% $1,992,716     1.42%
      --           --         (0.77)        5.30        23.57    33.60     236,369     2.19
      --           --         (0.77)        5.28        23.52    33.55      60,234     2.19
      --           --         (0.77)        5.62        24.07    35.02      41,817     1.07
      --           --         (0.77)        5.50        23.96    34.34       3,085     1.57
---------------------------------------------------------------------------------------------------
    (0.01)       (0.01)       (3.03)        1.75        18.48    29.71   1,256,595     1.40
      --           --         (3.03)        1.60        18.27    28.73      40,827     2.18
      --         (0.04)       (3.03)       (1.49)       18.24     8.83c      5,395     2.21b
    (0.01)       (0.07)       (3.03)       (1.43)       18.45     9.31c      7,262     1.16b
      --         (0.04)       (3.03)       (1.42)       18.46     9.18c          2     1.50b
---------------------------------------------------------------------------------------------------
    (0.10)       (0.02)       (1.72)        1.82        16.73    25.97     920,646     1.40
    (0.01)       (0.09)       (1.72)        1.00        16.67    19.39c      3,221     2.15b
---------------------------------------------------------------------------------------------------
    (0.12)         --         (2.69)        1.24        14.91    30.45     881,056     1.36
---------------------------------------------------------------------------------------------------
    (0.01)         --         (1.62)       (2.29)       13.67    (4.38)    862,105     1.38
---------------------------------------------------------------------------------------------------

                                                 Ratios assuming no
                                              voluntary waiver of fees
                                               or expense limitations
                                             --------------------------
                                 Ratio of                   Ratio of
                              net investment  Ratio of   net investment
                              income (loss)  expenses to income (loss)  Portfolio
                                to average   average net   to average   turnover
                                net assets     assets      net assets     rate
---------------------------------------------------------------------------------
For the Years Ended
 January 31,
1999 - Class A Shares             (0.18)%       1.58%        (0.34)%      30.17%
1999 - Class B Shares             (0.98)        2.21         (1.00)       30.17
1999 - Class C Shares             (1.00)        2.21         (1.02)       30.17
1999 - Institutional
 Shares                            0.11         1.09          0.09        30.17
1999 - Service Shares             (0.37)        1.59         (0.39)       30.17
---------------------------------------------------------------------------------
1998 - Class A Shares              0.08         1.65         (0.17)       61.50
1998 - Class B Shares             (0.77)        2.18         (0.77)       61.50
1998 - Class C Shares
 (commenced August 15,
 1997)                            (0.86)b       2.21b        (0.86)b      61.50
1998 - Institutional
 Shares (commenced August
 15, 1997)                         0.18b        1.16b         0.18b       61.50
1998 - Service Shares
 (commenced August 15, 1997)      (0.16)b       1.50b        (0.16)b      61.50
---------------------------------------------------------------------------------
1997 - Class A Shares              0.62         1.65          0.37        52.92
1997 - Class B Shares
 (commenced May 1, 1996)          (0.39)b       2.15b        (0.39)b      52.92
---------------------------------------------------------------------------------
1996 - Class A Shares              0.65         1.61          0.40        63.90
---------------------------------------------------------------------------------
1995 - Class A Shares              0.16         1.63         (0.09)       38.36
---------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 MID CAP VALUE FUND


                                                    Income from
                                              investment operations/d/
                                          -------------------------------
                                                         Net realized
                                                        and unrealized
                                                        gain (loss) on
                                Net asset    Net         investment,
                                 value,   investment      option and
                                beginning   income     foreign currency
                                of period   (loss)   related transactions
-----------------------------------------------------------------------------
  For the Years Ended January
   31,
  1999 - Class A Shares          $21.61     $0.10           $(2.38)
  1999 - Class B Shares           21.57     (0.05)           (2.35)
  1999 - Class C Shares           21.59     (0.05)           (2.34)
  1999 - Institutional Shares     21.65      0.19            (2.38)
  1999 - Service Shares           21.62      0.03            (2.31)
-----------------------------------------------------------------------------
  1998 - Class A Shares
   (commenced August 15, 1997)    23.63      0.09             0.76
  1998 - Class B Shares
   (commenced August 15, 1997)    23.63      0.06             0.74
  1998 - Class C Shares
   (commenced August 15, 1997)    23.63      0.06             0.76
  1998 - Institutional Shares     18.73      0.16             5.66
  1998 - Service Shares
   (commenced July 18, 1997)      23.01      0.09             1.40
-----------------------------------------------------------------------------
  1997 - Institutional Shares     15.91      0.24             3.77
-----------------------------------------------------------------------------
  For the Period Ended January
   31,
  1996 - Institutional Shares
   (commenced August 1, 1995)     15.00      0.13             0.90
-----------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B



        Distributions to shareholders
  ---------------------------------------------

                                From net
                             realized gain
               In excess     on investment,    Net increase                        Net assets   Ratio of
   From net      of net        option and       (decrease)  Net asset              at end of  net expenses
  investment   investment   foreign currency   in net asset value, end  Total        period    to average
    income       income   related transactions    value     of period  return/a/   (in 000s)   net assets
--------------------------------------------------------------------------------------------------------
    $(0.07)      $  --           $(0.88)          $(3.23)     $18.38   (10.48)%   $70,578       1.33%
        --          --            (0.88)           (3.28)      18.29   (11.07)     37,821       1.93
     (0.02)         --            (0.88)           (3.29)      18.30   (11.03)     10,800       1.93
     (0.21)         --            (0.88)           (3.28)      18.37   (10.07)    196,512       0.87
     (0.17)         --            (0.88)           (3.33)      18.29   (10.48)        289       1.37
--------------------------------------------------------------------------------------------------------
     (0.06)      (0.04)           (2.77)           (2.02)      21.61     3.42c     90,588       1.35b
     (0.09)         --            (2.77)           (2.06)      21.57     3.17c     28,743       1.85b
     (0.09)         --            (2.77)           (2.04)      21.59     3.27c      6,445       1.85b
     (0.13)         --            (2.77)            2.92       21.65    30.86     236,440       0.85
     (0.11)         --            (2.77)           (1.39)      21.62     6.30c          8       1.35b
--------------------------------------------------------------------------------------------------------
     (0.24)      (0.93)           (0.02)            2.82       18.73    25.63     145,253       0.85
--------------------------------------------------------------------------------------------------------
     (0.12)         --               --             0.91       15.91     6.89c    135,671       0.85b
--------------------------------------------------------------------------------------------------------

                                              Ratios assuming no
                                              expense limitations
                                          --------------------------
                               Ratio of
                                  net
                               investment                Ratio of
                                income     Ratio of   net investment
                               loss) to   expenses to income (loss)  Portfolio
                              average net average net to average net turnover
                                assets      assets        assets       rate
------------------------------------------------------------------------------
For the Years Ended January
 31,
1999 - Class A Shares             0.38%      1.41%         0.30%       92.18%
1999 - Class B Shares            (0.22)      2.01         (0.30)       92.18
1999 - Class C Shares            (0.22)      2.01         (0.30)       92.18
1999 - Institutional Shares       0.83       0.95          0.75        92.18
1999 - Service Shares             0.32       1.45          0.24        92.18
------------------------------------------------------------------------------
1998 - Class A Shares
 (commenced August 15, 1997)      0.33b      1.47b         0.21b       62.60
1998 - Class B Shares
 (commenced August 15, 1997)     (0.20)b     1.97b        (0.32)b      62.60
1998 - Class C Shares
 (commenced August 15, 1997)     (0.23)b     1.97b        (0.35)b      62.60
1998 - Institutional Shares       0.78       0.97          0.66        62.60
1998 - Service Shares
 (commenced July 18, 1997)        0.63b      1.43b         0.51b       62.60
------------------------------------------------------------------------------
1997 - Institutional Shares       1.35       0.91          1.29        74.03
------------------------------------------------------------------------------
For the Period Ended January
 31,
1996 - Institutional Shares
 (commenced August 1, 1995)       1.67b      0.98b         1.54b       58.77c
------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
b Annualized.
c Not annualized.
d Includes the balancing effect of calculating per share amounts.

                      [This page intentionally left blank]

 SMALL CAP VALUE FUND

                                                      Income (loss) from
                                                    investment operations/d/
                                                ------------------------------
                                                              Net realized and
                                                                 unrealized
                                      Net asset                 gain (loss)
                                       value,        Net       on investment
                                      beginning  investment     and options
                                      of period income (loss)   transactions
------------------------------------------------------------------------------
For the Years Ended January 31,
1999 - Class A Shares                  $24.05      $(0.06)         $(4.48)
1999 - Class B Shares                   23.73       (0.21)          (4.42)
1999 - Class C Shares                   23.73       (0.18)          (4.43)
1999 - Institutional Shares             24.09        0.03           (4.50)
1999 - Service Shares                   24.05       (0.04)          (4.51)
------------------------------------------------------------------------------
1998 - Class A Shares                   20.91        0.14            5.33
1998 - Class B Shares                   20.80       (0.01)           5.27
1998 - Class C Shares (commenced
 August 15, 1997)                       24.69       (0.06)           1.43
1998 - Institutional Shares
 (commenced August 15, 1997)            24.91        0.03            1.48
1998 - Service Shares (commenced
 August 15, 1997)                       24.91       (0.01)           1.48
------------------------------------------------------------------------------
1997 - Class A Shares                   17.29       (0.21)           4.92
1997 - Class B Shares (commenced May
 1, 1996)                               20.79       (0.11)           1.21
------------------------------------------------------------------------------
1996 - Class A Shares                   16.14       (0.23)           1.39
------------------------------------------------------------------------------
1995 - Class A Shares                   20.67       (0.07)          (3.53)
------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

                                                                      APPENDIX B





      Distributions to
        shareholders
  ---------------------------
                 From net
  In excess    realized gain Net increase Net asset             Net assets   Ratio of
    of net     on investment  (decrease)   value,               at end of  net expenses
  investment    and options  in net asset  end of    Total        period    to average
    income     transactions     value      period   return/a/   (in 000s)   net assets
-------------------------------------------------------------------------------------
    $  --         $(1.00)       $(5.54)    $18.51   (17.37)%   $261,661      1.50%
       --          (1.00)        (5.63)     18.10   (18.00)      42,879      2.25
       --          (1.00)        (5.61)     18.12   (17.91)       8,212      2.25
       --          (1.00)        (5.47)     18.62   (17.04)      15,351      1.13
       --          (1.00)        (5.55)     18.50   (17.41)         261      1.62
-------------------------------------------------------------------------------------
       --          (2.33)         3.14      24.05    26.17      370,246      1.54
       --          (2.33)         2.93      23.73    25.29       42,677      2.29
    (0.34)         (1.99)        (0.96)     23.73     5.51c       5,604      2.09b
    (0.28)         (2.05)        (0.82)     24.09     6.08c      14,626      1.16b
    (0.31)         (2.02)        (0.86)     24.05     5.91c           2      1.45b
-------------------------------------------------------------------------------------
       --          (1.09)         3.62      20.91    27.28      212,061      1.60
       --          (1.09)         0.01      20.80     5.39c       3,674      2.35b
-------------------------------------------------------------------------------------
       --          (0.01)         1.15      17.29     7.20      204,994      1.41
-------------------------------------------------------------------------------------
    (0.24)         (0.69)        (4.53)     16.14   (17.53)     319,487      1.53
-------------------------------------------------------------------------------------

                                           Ratios assuming no voluntary
                                                waiver of fees or
                                               expense limitations
                                           ----------------------------------
                              Ratio of                           Ratio of
                           net investment    Ratio of         net investment
                          income (loss) to expenses to         income (loss)        Portfolio
                            average net    average net        to average net        turnover
                               assets         assets               assets             rate
---------------------------------------------------------------------------------------------
For the Years Ended
 January 31,
1999 - Class A Shares          (0.24)%                 1.74%               (0.48)%    98.46%
1999 - Class B Shares          (0.99)                  2.29                (1.03)     98.46
1999 - Class C Shares          (0.99)                  2.29                (1.03)     98.46
1999 - Institutional
 Shares                         0.13                   1.17                 0.09      98.46
1999 - Service Shares          (0.47)                  1.66                (0.51)     98.46
---------------------------------------------------------------------------------------------
1998 - Class A Shares          (0.28)                  1.76                (0.50)     84.81
1998 - Class B Shares          (0.92)                  2.29                (0.92)     84.81
1998 - Class C Shares
 (commenced August
 15, 1997)                     (0.79)b                 2.09b               (0.79)b    84.81
1998 - Institutional
 Shares (commenced
 August 15, 1997)               0.27b                  1.16b                0.27b     84.81
1998 - Service Shares
 (commenced August 15,
 1997)                         (0.07)b                 1.45b               (0.07)b    84.81
---------------------------------------------------------------------------------------------
1997 - Class A Shares          (0.72)                  1.85                (0.97)     99.46
1997 - Class B Shares
 (commenced May 1, 1996)       (1.63)b                 2.35b               (1.63)b    99.46
---------------------------------------------------------------------------------------------
1996 - Class A Shares          (0.59)                  1.66                (0.84)     57.58
---------------------------------------------------------------------------------------------
1995 - Class A Shares          (0.53)                  1.78                (0.78)     43.67
---------------------------------------------------------------------------------------------

a Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.

b Annualized.

c Not annualized.

d Includes the balancing effect of calculating per share amounts.

Appendix C
Prior Performance of Similarly Advised Accounts of the Investment Adviser

 CORE LARGE CAP VALUE FUND

 The following table sets forth the Investment Adviser's composite perfor-mance data relating to the historical performance of all discretionary pri-vate accounts managed by the Investment Adviser that have investment objec-tives, policies, and strategies substantially similar to the CORE Large Cap Value Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as mea-sured against the Russell 1000 Value Index and does not represent the per-formance of the CORE Large Cap Value Fund. Investors should not consider this performance data as a substitute for the performance of the CORE Large Cap Value Fund nor should investors consider this data as an indication of future performance of the CORE Large Cap Value Fund or of the Investment Adviser. The Russell 1000 Value Index is unmanaged and investors cannot invest directly in the Index.

                      Private Account    Private Account    Private Account   Private Account
                       Net Composite       Net Composite      Net Composite    Net Composite  Russell
                        Performance        Performance        Performance       Performance     1000
                     (including Class A (including Class B (including Class C   (excluding     Value
                       sales charge)      sales charge)      sales charge)    sales charges)   Index
-----------------------------------------------------------------------------------------------------
  1998                      5.28%              6.41%             10.46%            11.41%      15.64%
  1997                     25.56%             27.57%             31.87%            32.87%      35.18%
  1996                     19.35%             21.29%             25.29%            26.29%      21.64%
  1995                     30.34%             32.92%             36.92%            37.92%      38.35%
  1994                    (7.55)%            (7.06)%            (3.14)%           (2.17)%     (2.01)%
  1993                     10.48%             11.90%             15.90%            16.90%      18.12%
  8/1/92 - 12/31/92       (0.41)%              0.39%              4.39%             5.39%       4.01%
-----------------------------------------------------------------------------------------------------

                                             Average Annual Total Return for
                                                           the
                                                  Period Ended 12/31/98
                                                                      Since
                                                                    Inception
                                             1 Year 3 Years 5 Years (8/1/92)
-----------------------------------------------------------------------------
  Private Account Net Composite Performance
   (including Class A sales charge)           5.28% 20.87%  18.95%   18.69%
  Private Account Net Composite Performance
   (including Class B sales charge)           6.41% 22.66%  20.14%   19.33%
  Private Account Net Composite Performance
   (including Class C sales charge)          10.46% 23.18%  20.33%   19.33%
  Private Account Net Composite Performance
   (excluding sales charges)                 11.41% 23.18%  20.33%   19.33%
  Russell 1000 Value Index                   15.64% 23.88%  20.85%   19.68%
-----------------------------------------------------------------------------

 In accordance with the standards of the Association for Investment Manage-ment and Research ("AIMR"), the Investment Adviser's composite performance information was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. The composite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for federal and state taxes, if any. Total return performance of the CORE Large Cap Value Fund will be calculated in accordance with the reg-ulations of the SEC. The SEC standardized average annualized total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different per-formance data for identical time periods.

 Performance reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum CDSC with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Investment Adviser's net composite performance data were 0.59% annualized, which are lower than the estimated expenses of Class A, Class B and Class C Shares of the CORE Large Cap Value Fund stated under "Fund Fees and Expenses" above. The performance of the private accounts

                                                                      APPENDIX C


 would have been lower if they had been subject to the expenses of the CORE Large Cap Value Fund. In addition, the private accounts are not subject to the same diversification requirements, specific tax restrictions and invest-ment limitations imposed on the CORE Large Cap Value Fund by the Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the fed-eral securities laws.

Appendix D
Prior Performance of Similarly Advised Accounts of the Investment Adviser

 STRATEGIC GROWTH FUND

 The following table sets forth the Investment Adviser's composite perfor-mance data relating to the historical performance of all discretionary pri-vate accounts managed by the Investment Adviser that have investment objec-tives, policies, and strategies substantially similar to the Strategic Growth Fund. The information is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as mea-sured against the S&P 500 Index and does not represent the performance of the Strategic Growth Fund. Investors should not consider this performance data as a substitute for the performance of the Strategic Growth Fund nor should investors consider this data as an indication of future performance of the Strategic Growth Fund or of the Investment Adviser. The S&P 500 Index is unmanaged and investors cannot invest directly in the Index.

         Private Account    Private Account    Private Account   Private Account
          Net Composite       Net Composite      Net Composite    Net Composite
           Performance        Performance        Performance       Performance
        (including Class A (including Class B (including Class C   (excluding    S&P 500
          sales charge)      sales charge)      sales charge)    sales charges)   Index
----------------------------------------------------------------------------------------
  1998        27.91%             30.35%             34.35%           35.35%      28.57%
  1997        33.37%             36.14%             40.14%           41.14%      33.37%
  1996        15.12%             16.79%             20.79%           21.79%      22.95%
  1995        21.02%             23.07%             27.07%           28.07%      37.58%
  1994        -7.11%             -6.69%             -2.69%           -1.69%       1.32%
  1993        10.66%             12.10%             16.10%           17.10%      10.08%
  1992         3.21%              4.22%              8.22%            9.22%       7.62%
  1991        29.88%             32.44%             36.44%           37.44%      30.47%
  1990       -14.31%            -14.32%            -10.32%           -9.32%      -3.05%
  1989        26.46%             28.82%             32.82%           33.82%      31.70%
  1988       16.83v%             18.63%             22.63%           23.63%      16.61%
  1987        -0.45%              0.34%              4.34%            5.34%       5.25%
  1986        12.44%             13.99%             17.99%           18.99%      18.67%
  1985        30.39%             32.98%             36.98%           37.98%      31.73%
  1984        2.55v%              3.52%              7.52%            8.52%       6.19%
  1983        27.02%             29.41%             33.41%           34.41%      22.56%
  1982        27.04%             29.43%             33.43%           34.43%      21.55%
  1981        -4.54%             -3.98%              0.02%            1.02%      -4.97%
----------------------------------------------------------------------------------------

                                                                      APPENDIX D


                                      Average Annual Total Return for the
                                             Period Ended 12/31/98
                                                                     Since
                                                                   Inception
                                   1 Year 3 Years 5 Years 10 Years (1/1/81)
----------------------------------------------------------------------------
  Private Account Net Composite
   Performance
   (including Class A sales
   charge)                         27.91% 30.01%  22.56%   19.43%   19.57%
  Private Account Net Composite
   Performance
   (including Class B sales
   charge)                         30.35% 32.07%  23.37%   20.11%   19.96%
  Private Account Net Composite
   Performance
   (including Class C sales
   charge)                         34.35% 32.51%  23.98%   20.11%   19.96%
  Private Account Net Composite
   Performance
   (excluding sales charges)       35.35% 32.51%  23.98%   20.11%   19.96%
  S&P 500 Index                    28.57% 28.23%  24.06%   19.22%   16.94%
----------------------------------------------------------------------------

In accordance with the standards of the Association for Investment Management and Research ("AIMR"), the Investment Adviser's composite performance informa-tion was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income. The com-posite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodial fees, without provision for federal and state taxes, if any. Total return performance of the Strategic Growth Fund will be calculated in accordance with the regulations of the SEC. The SEC stan-dardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

Performance reflects the deduction of the maximum 5.5% front-end sales charge with respect to Class A Shares and the maximum CDSC with respect to Class B (5%) and Class C Shares (1%). All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Investment Adviser's net composite performance data were 0.76% annualized, which are lower than the estimated expenses of Class A, Class B and Class C Shares of the Strategic Growth Fund stated under "Fund Fees and Expenses" above. The performance of the private accounts would have been lower if they had been subject to the expenses of the Strategic Growth Fund. In addition, the private accounts are not subject to the same diversification requirements, spe-cific tax restrictions and investment limitations imposed on the Strategic Growth Fund by the Act and Subchapter M of the Code. Consequently, the perfor-mance results of the Investment Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

Index

   1 General Investment
     Management Approach
   4 Fund Investment Objectives
     and Strategies
       4 Goldman Sachs Balanced
         Fund
       6 Goldman Sachs Growth and
         Income Fund
       7 Goldman Sachs CORE Large
         Cap Value Fund
       8 Goldman Sachs CORE U.S.
         Equity Fund
       9 Goldman Sachs CORE Large
         Cap Growth Fund
      10 Goldman Sachs CORE Small
         Cap Equity Fund
      11 Goldman Sachs Capital
         Growth Fund
      12 Goldman Sachs Strategic
         Growth Fund
      13 Goldman Sachs Growth
         Opportunities Fund
      14 Goldman Sachs Mid Cap
         Value Fund
      15 Goldman Sachs Small Cap
         Value Fund
      16 Goldman Sachs Large Cap Value Fund
  18 Other Investment Practices
     and Securities
  22 Principal Risks of the Funds

  26 Fund Performance
  36 Fund Fees and Expenses
  40 Service Providers
  49 Dividends
  51 Shareholder Guide
      51 How To Buy Shares
      54 How To Sell Shares
  58 Taxation
  60 Appendix A
     Additional Information
     on Portfolio Risks,
     Securities and
     Techniques
  80 Appendix B
     Financial Highlights
 119 Appendix C
     CORE Large Cap Value
     Fund--Prior Performance
     of Similarly Advised
     Accounts of the
     Investment Adviser
 121 Appendix D
     Strategic Growth Fund--
     Prior Performance of
     Similarly Advised
     Accounts of the
     Investment Adviser

Domestic Equity Funds
Prospectus (Service Shares)

 FOR MORE INFORMATION


 Annual/Semiannual Report
 Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

 Statement of Additional Information
 Additional information about the Funds and their policies is also available in the Funds' Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Pro-spectus).

 The Funds' annual and semiannual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

 To obtain other information and for shareholder inquiries:

 By telephone - Call 1-800-621-2550
 By mail - Goldman Sachs Funds, 4900 Sears Tower - 60th Floor, Chicago, IL 60606-6372
 By e-mail - gs-funds@gs.com
 On the Internet - Text-only versions of the Funds' documents are located online and may be downloaded from:
    SEC - http://www.sec.gov

 You may review and obtain copies of Fund documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Fund documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.


                            [LOGO]GOLDMAN
                                  SACHS

        The Funds' investment company registration number is 811-5349.

506744
EQDOMPROSVC

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                                 SERVICE SHARES
                              INSTITUTIONAL SHARES

                           GOLDMAN SACHS BALANCED FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND

                   GOLDMAN SACHS CORE(SM) LARGE CAP VALUE FUND
                     GOLDMAN SACHS CORE(SM) U.S. EQUITY FUND
                  GOLDMAN SACHS CORE(SM) LARGE CAP GROWTH FUND
                  GOLDMAN SACHS CORE(SM) SMALL CAP EQUITY FUND
                GOLDMAN SACHS CORE(SM) INTERNATIONAL EQUITY FUND

                        GOLDMAN SACHS CAPITAL GROWTH FUND
                       GOLDMAN SACHS STRATEGIC GROWTH FUND
                     GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
                   GOLDMAN SACHS MID CAP VALUE FUND (FORMERLY,
                       GOLDMAN SACHS MID CAP EQUITY FUND)
                     GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS SMALL CAP VALUE FUND
                          GOLDMAN SACHS LARGE CAP VALUE
                       GOLDMAN SACHS EUROPEAN EQUITY FUND
                       GOLDMAN SACHS JAPANESE EQUITY FUND
                   GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND

                   (Equity Portfolios of Goldman Sachs Trust)

                                4900 Sears Tower
                          Chicago, Illinois 60606-6303

      This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectuses for the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of: Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, and Goldman Sachs Asia Growth Fund dated November 30, 1999 (the "Prospectuses"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

      The audited financial statements and related report of Arthur Andersen LLP, independent public accountants, for each Fund contained in each Fund's 1999 annual report is incorporated herein by reference in the section "Financial Statements." No other portions of the Fund's Annual Report are incorporated by reference.


      CORE(SM) is a service mark of Goldman, Sachs & Co.

                           TABLE OF CONTENTS                                Page
                                                                            ----

INTRODUCTION.................................................................B-5
INVESTMENT POLICIES..........................................................B-7
INVESTMENT RESTRICTIONS.....................................................B-47
MANAGEMENT..................................................................B-50
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................B-74
NET ASSET VALUE.............................................................B-82
PERFORMANCE INFORMATION.....................................................B-84
SHARES OF THE TRUST.........................................................B-95
TAXATION...................................................................B-102
FINANCIAL STATEMENTS.......................................................B-110
OTHER INFORMATION..........................................................B-110
DISTRIBUTION AND SERVICE PLANS.............................................B-111
OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE,
  PURCHASES, REDEMPTIONS, EXCHANGES AND DIVIDENDS..........................B-122
SERVICE PLAN...............................................................B-126
Appendix A (Description of Securities Ratings)...............................1-A
Appendix B (Business Principles of Goldman, Sachs & Co.).....................1-B
Appendix C (Statement of Intention and Escrow Agreement).....................1-C


           The date of this Additional Statement is November 30, 1999.

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.

Investment Adviser to:
Goldman Sachs CORE U.S. Equity Fund
Goldman Sachs Capital Growth Fund
One New York Plaza
New York, New York 10004

GOLDMAN SACHS ASSET MANAGEMENT

Investment Adviser to:
Goldman Sachs Balanced Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs CORE Large Cap Value Fund
Goldman Sachs CORE Large Cap Growth Fund
Goldman Sachs CORE Small Cap Equity Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs CORE International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Small Cap Value Fund

Goldman Sachs Large Cap Value Fund

One New York Plaza
New York, New York 10004

GOLDMAN, SACHS & CO.

Distributor
85 Broad Street
New York, New York 10004

GOLDMAN, SACHS & CO.

Transfer Agent
4900 Sears Tower
Chicago, Illinois  60606

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL

Investment Adviser to:
Goldman Sachs International Equity Fund
Goldman Sachs European Equity Fund
Goldman Sachs Japanese Equity Fund
Goldman Sachs International Small Cap Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Growth Fund
133 Peterborough Court
London, England EC4A 2BB

                       Toll free (in U.S.)...800-621-2550

                                  INTRODUCTION


      Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The Trust is organized as a Delaware business trust, and is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs CORE Large Cap Value Fund ("CORE Large Cap Value Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Strategic Growth Fund ("Strategic Growth Fund"), Goldman Sachs Growth Opportunities Fund ("Growth Opportunities Fund"), Goldman Sachs Mid Cap Value Fund ("Mid Cap Value Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Large Cap Value Fund ("Large Cap Value Fund"), Goldman Sachs European Equity Fund ("European Equity Fund"), Goldman Sachs Japanese Equity Fund ("Japanese Equity Fund"), Goldman Sachs International Small Cap Fund ("International Small Cap Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund") (collectively referred to herein as the "Funds").

      The Funds, except the European Equity, Japanese Equity, International Small Cap, CORE Large Cap Value, CORE Large Cap Growth, CORE International Equity, Strategic Growth Fund, Growth Opportunities, CORE Small Cap Equity and Large Cap Value Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. Each Fund currently offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

      Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, CORE International Equity, Mid Cap Value, Small Cap Value and Large Cap Value Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, serves as the Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as the Investment Adviser to the International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are sometimes referred to collectively herein as the "Investment Advisers." In addition, Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").


      The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectuses. See the Prospectuses for a more complete description of the Funds' investment objectives and policies. There is no assurance that a Fund will achieve its objective.

                               INVESTMENT POLICIES

      Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. Each Fund is a diversified open-end management company as defined in the Investment Company Act of 1940, as amended (the "Act").

      Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

General Information Regarding All Funds.

      The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.


      Value Style Funds. The Growth and Income Fund, Mid Cap Value Fund, Small Cap Value Fund, Large Cap Value Fund and a portion of the equity portion of Balanced Fund are managed using a value oriented approach. (The equity portion of the Balanced Fund utilizes a blend of value and growth investment styles. See "Growth Style Funds" below). The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.


      Growth Style Funds. The Capital Growth, Strategic Growth and Growth Opportunities Funds and a portion of the equity portion of the Balanced Fund are managed using a growth equity oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

      Quantitative Style Funds. CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity and CORE International Equity Funds (the "CORE Equity Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

      Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value and CORE Small Cap Equity Funds (the "CORE U.S. Equity Funds"), and a broad universe of foreign equity securities for CORE International Equity Fund. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity securities based on research ratings obtained from other industry sources.

      In building a diversified portfolio for each CORE Equity Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

      Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies and individual equity securities according to fundamental investment characteristics. The CORE U.S. Funds use one Multifactor Model to forecast the returns of securities held in each Fund's portfolio. CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, and, in the case of models for CORE International Equity Fund, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

      The weightings assigned to the factors in the Multifactor Model used by the CORE U.S. Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the U.S. Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics. By using a variety of relevant factors to select securities, currencies or markets, the Investment Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select such investments.

      The Investment Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities, currencies or markets are selected for or weighted in a Fund. Such changes (which may be the result of changes in the Multifactor Models or the method of applying the Multifactor Models) may include: (i) evolutionary changes to the structure of the Multifactor Models (e.g., the addition of new factors or a new means of weighting the factors);
(ii) changes in trading procedures (e.g., trading frequency or the manner in which a Fund uses futures); or (iii) changes in the method by which securities, currencies or markets are weighted in a Fund. Any such changes will preserve a Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

      Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to under perform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

      By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, each CORE Equity Fund seeks to capitalize on the strengths of each discipline.

      Other Information. Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500 Index and the CORE Large Cap Growth, CORE

Large Cap Value and CORE Small Cap Equity Funds may enter into futures transactions only with respect to a representative index in order to keep a Fund's effective equity exposure close to 100%. CORE Small Cap Equity and CORE International Equity Funds may purchase other types of futures contracts. For example, if cash balances are equal to 5% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 5% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

      Actively Managed International Funds. The International Equity, Japanese Equity, European Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Funds are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the investment adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the investment adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.



Additional Information About Balanced Fund

      The investment objective of the Balanced Fund is to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through investments in equity securities (stocks). The Fund seeks to provide current income through investment in fixed-income securities.

      Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed-income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

      Fixed-Income Strategies Designed to Maximize Return and Manage Risk. GSAM's approach to managing the fixed-income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index (the "Index"), while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed-income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

      The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed income securities rated at least BBB or Baa by a nationally recognized statistical ratings organization ("NRSRO"). The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. government; issuers of mortgage-backed securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness or such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

      GSAM seeks to manage fixed-income portfolio risk in a number of ways. These include diversifying the fixed-income portion of the Balanced Fund's portfolio among various types of fixed-income securities and utilizing sophisticated quantitative models to understand how the fixed-income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

      A number of investment strategies will be used in selecting fixed-income securities for the Fund's portfolio. GSAM's fixed-income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Investment Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Investment Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

      Market Sector Selection. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

      Issuer Selection. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced

Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers - those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality - is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the NRSROs upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

      Yield Curve Strategy. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

Additional Information About International Equity Fund

      International Equity Fund will seek to achieve its investment objective by investing primarily in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for the International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia and Eastern Europe."

      A Rigorous Process of Stock Selection. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because the International Equity Fund is a long-term holder of stocks, the portfolio managers adjust the Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

      Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Investment Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

      Within these industries the Investment Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

      GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

      The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

Corporate Debt Obligations

      Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

      The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

      Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.


      Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

      Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

      The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

                           U.S. Government Securities

      Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are move volatile than the market prices of securities that pay interest periodically.

                                Bank Obligations

      Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

                                Zero Coupon Bonds

      A Fund's investments in fixed-income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations.

                      Variable and Floating Rate Securities

      The interest rates payable on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

                               Custodial Receipts

      Each Fund may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

                              Municipal Securities

      Balanced Fund may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

      The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed-income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities. The credit rating assigned to municipal securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such municipal securities.

      Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

                           Mortgage-Backed Securities

      General Characteristics. Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

      The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, its Investment Adviser may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

      Government Guaranteed Mortgage-Backed Securities. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

      A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the

Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

      Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

      Fannie Mae Certificates. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

      Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

      Freddie Mac Certificates. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

      Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

      The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

      Mortgage Pass-Through Securities. Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

      The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

      Description of Certificates. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

      Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

      Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

      Ratings. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

      Credit Enhancement. Credit support falls generally into two categories:
(i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

      Subordination; Shifting of Interest; Reserve Fund. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

      In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

      The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

      Alternative Credit Enhancement. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

      Voluntary Advances. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

      Optional Termination. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time if the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

      Multiple Class Mortgage-Backed Securities and Collateralized Mortgage Obligations. A Fund may invest in multiple class securities including collateralized mortgage obligations

("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

      Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

      Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

      CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

      CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

      The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

      Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

      A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.


      Stripped Mortgage-Backed Securities. The Balanced Fund may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.


Inverse Floating Rate Securities


      The Balanced Fund may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of each Fund's 15% limitation on investments in such securities.

Asset-Backed Securities

      Each Fund (except the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in asset-backed securities. Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

      Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

      Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Loan Participations

      Balanced Fund may invest in loan participations. Such loans must be to issuers in whose obligations Balanced Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

      Participation interests acquired by Balanced Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When Balanced Fund acts as co-lender in connection with a participation interest or when Balanced Fund acquires certain participation interests, Balanced Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where Balanced Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, Balanced Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, Balanced Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that Balanced Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the Balanced Fund will be regarded as illiquid.

      For purposes of certain investment limitations pertaining to diversification of the Balanced Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the Balanced Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Balanced Fund and the borrower will be deemed issuers of a loan participation.

Futures Contracts and Options on Futures Contracts

      Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity Funds may only enter into such transactions with respect to a representative index. CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500 Index. The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). Futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges. Neither the CFTC, National Futures Association nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

      Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

      When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase and sell futures contracts on a specified currency in order to seek to increase total return or to hedge against changes in currency exchange rates. Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire. Balanced Fund may also use futures contracts to manage the term structure and duration of its fixed-income securities holdings in accordance with that Fund's investment objectives and policies.

      Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

      Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE Large Cap Value, CORE U.S. Equity, CORE

Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

      On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

      Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

      The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

      The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

      Other Considerations. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations.

      In addition to bona fide hedging, a CFTC regulation permits a Fund to engage in other future transactions if the aggregate initial margin and premiums required to establish such positions in futures contracts and options on futures do not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

      Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in certain cases, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

      While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

      Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. The profitability of a Fund's trading in futures depends upon the ability of the Investment Adviser to analyze correctly the futures markets.

Options on Securities and Securities Indices

      Writing Covered Options. Each Fund may write (sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

      A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described below. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

      Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund or by an offsetting forward contract which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

      A Fund may also write (sell) covered call and put options on any securities index consisting of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

      A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.

      A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

      Purchasing Options. Each Fund may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

      A Fund may purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

      A Fund may purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

      A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.


      Yield Curve Options. The Balanced Fund may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

      The Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, the Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Balanced Fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the Investment Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

      Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates cash or liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of such Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

      Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

      Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

      Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

      The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates.

The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

Real Estate Investment Trusts


      Each Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.


      Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Warrants and Stock Purchase Rights

      Each Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Investment Adviser for investment by the Fund. CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Foreign Securities

      Each Fund may invest in securities of foreign issuers. The Balanced, Growth and Income, CORE International Equity, Capital Growth, Strategic Growth, Growth Opportunities, MidCap

Value, International Equity, Small Cap Value, Large Cap Value, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may invest in the aggregate up to 10%, 25%, 90%, 10%, 10%, 10%, 25%, 65%, 25%, 25%, 65%, 65%, 65%, 65% and 65%, respectively, of their total assets in foreign securities. With respect to the CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value and CORE Small Cap Equity Funds, equity securities of foreign issuers must be traded in the United States.


      Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Investment Adviser, to offer the potential for long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.


      Investing in foreign securities involves certain special risks, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, Growth and Income, CORE International Equity, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, International Equity, Small Cap Value, Large Cap Value, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk.


      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

      Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

      Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

      ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

      To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository receipts and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

      As described more fully below, each Fund (except CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia and Eastern Europe," below.


      Investing in Emerging Countries, including Asia and Eastern Europe. CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including (for certain Funds) emerging country issuers, as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers, including emerging country issuers.


      Each of the securities markets of the emerging countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

      Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

      Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the emerging countries is subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of a Fund. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

      Each of the emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets. A Fund's investments could in the future be adversely affected by any increase in taxes or by political, economic or diplomatic developments. Certain Funds may seek investment opportunities within former "east bloc" countries in Eastern Europe. See "Fund Investment Objectives and Strategies" in the prospectus. All or a substantial portion of such investments may be considered "not readily marketable" for purposes of the limitation set forth below. For example, most Eastern European countries have had a centrally planned, socialist economy since shortly after World War II. The governments of a number of Eastern European countries currently are implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have any recent history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries' attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.


      The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

      A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

      Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Investing in Japan. The Japanese Equity Fund invests in the equity securities of Japanese companies. Japan's economy, the second-largest in the world, has grown substantially over the last three decades. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from non-performing loans and this economy is subject to deflationary pressures. Numerous discount-rate cuts since its peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

      In addition to the cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.

      While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

      Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and it is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. The strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

      Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.


      Forward Foreign Currency Exchange Contracts. Growth and Income, CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

      At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are often, but not always, effected with the currency trader who is a party to the original forward contract.

      A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

      Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies.

      Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may also enter into forward contracts to seek to increase total return. Unless otherwise covered in accordance with applicable regulations, cash or liquid assets of a Fund will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. The segregated assets will be marked-to-market on a daily basis. If the value of the segregated assets declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the assets will equal the amount of a Fund's commitments with respect to such contracts. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

      While a Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

      Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

      Writing and Purchasing Currency Call and Put Options. Each Fund may, to the extent that it invests in foreign securities, write and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

      Options on currency may be used for either hedging or cross-hedging purposes, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation, or to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

      A call option written by a Fund obligates a Fund to sell a specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase a specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Writing Covered Options" above.

      A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund may enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

      A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

      A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

      In addition to using options for the hedging purposes described above, the Funds may use options on currency to seek to increase total return. The Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, the Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

      Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

      There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

      A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

      The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Currency Swaps, Mortgage Swaps, Credit Swaps, Index Swaps and Interest Rate Swaps, Caps, Floors and Collars


      Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced Fund may enter into mortgage, credit, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment for the other party, upon the occurrence of specified credit events. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

      A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund's potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets or otherwise, the Funds and the Investment Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

      A Fund will not enter into transactions involving swaps, caps, floors or collars unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.

      The use of interest rate, mortgage, index, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The Investment Advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds' transactions in swaps, caps, floors and collars.

Convertible Securities

      Each Fund may invest in convertible securities. Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

Preferred Securities

      Each Fund may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Equity Swaps

      Each Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

      A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds' potential exposure, the Funds and their Investment Advisers believe that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

      A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.

Lending of Portfolio Securities

      Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents, letters of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Investment Advisers to be of good standing, and when, in the judgment of the Investment Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Investment Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

When-Issued Securities and Forward Commitments

      Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to segregate until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Investment in Unseasoned Companies

      Each Fund may invest in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one NRSRO. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Other Investment Companies

      A Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies (including SPDRs) but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as investment Adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Investment Adviser or any of its affiliates acts as Investment Adviser, the advisory and administration fees payable by the Fund to an Investment Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Investment Adviser.

      SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

      SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

      The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

      Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund may, subject to the limitations stated above, invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

Repurchase Agreements

      Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. CORE International Equity, International Equity, Japanese Equity, European Equity, International Small Cap, Emerging Markets Equity, Asia Growth and Balanced Funds may also enter into repurchase agreements involving certain foreign government securities. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian (or subcustodian). The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

      For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not always clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

      The Investment Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

      In addition, a Fund, together with other registered investment companies having advisory agreements with the Investment Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Reverse Repurchase Agreements

      A Fund may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Fund will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund's outstanding shares.

      When a Fund enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high grade debt securities that have a value equal to or greater than the repurchase price. The account is then continuously monitored to make sure that an appropriate value is maintained. Reverse repurchase agreements are considered to be borrowings under the Act.

Mortgage Dollar Rolls


      When the Balanced Fund enters into a mortgage dollar roll, it will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date.

Portfolio Turnover

      Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for equity securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year.

                             INVESTMENT RESTRICTIONS

      The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

      A Fund may not:

            (1) Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.


            (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).


            (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

            (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

            (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

            (6) Purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

            (7) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

            (8) Issue senior securities to the extent such issuance would violate applicable law.

      Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

      In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

      A Fund may not:

      (a) Invest in companies for the purpose of exercising control or management.

      (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

      (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

      (d)   Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

      The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations.

      Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

Ashok N. Bakhru, 57            Chairman        Chairman of the Board and
P.O. Box 143                   & Trustee       Trustee - Goldman Sachs Variable
Lima, PA  19037                                Insurance Trust (registered
                                               investment company) (since
                                               October 1997); President, ABN
                                               Associates (July 1994-March 1996
                                               and November 1998 to present);
                                               Executive Vice President Finance
                                               and Administration and Chief
                                               Financial Officer, Coty Inc.
                                               (manufacturer of fragrances and
                                               cosmetics) (April 1996-November
                                               1998); Senior Vice President of
                                               Scott Paper Company (until June
                                               1994); Director of Arkwright
                                               Mutual Insurance Company
                                               (1994-Present); Trustee of
                                               International House of
                                               Philadelphia (1989-Present);
                                               Member of Cornell University
                                               Council (1992-Present); Trustee
                                               of the Walnut Street Theater
                                               (1992-Present); Director, Private
                                               Equity Investors-III (since
                                               November 1998); Trustee, Citizens
                                               Scholarship Foundation of America
                                               (since 1998).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

*David B. Ford, 53             Trustee         Trustee- Goldman Sachs Variable
One New York Plaza                             Insurance Trust (registered
New York, NY  10004                            investment company) (since
                                               October 1997); Director,
                                               Commodities Corp. LLC (futures
                                               and commodities traders) (since
                                               April 1997); Managing Director,
                                               J. Aron & Company (commodity
                                               dealer and risk management
                                               adviser) (since November 1996);
                                               Managing Director, Goldman Sachs
                                               & Co. Investment Banking Division
                                               (since November 1996); Chief
                                               Executive Officer and Director,
                                               CIN Management (investment
                                               adviser) (since August 1996);
                                               Chief Executive Officer &
                                               Managing Director and Director,
                                               Goldman Sachs Asset Management
                                               International (since November
                                               1995 and December 1994,
                                               respectively); Co-Head, Goldman
                                               Sachs Asset Management Division
                                               (since November 1995); Co-Head
                                               and Director, Goldman Sachs Funds
                                               Management Inc. (since November
                                               1995 and December 1994,
                                               respectively); Chairman and
                                               Director, Goldman Sachs Asset
                                               Management Japan Limited (since
                                               November 1994).

*Douglas C. Grip, 37           Trustee         Trustee and President - Goldman
One New York Plaza             & President     Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since October 1997); Managing
                                               Director, Goldman Sachs Asset
                                               Management Division (since
                                               November 1997); President,
                                               Goldman Sachs Fund Group (since
                                               April 1996); President, MFS
                                               Retirement Services Inc., of
                                               Massachusetts Financial Services
                                               (prior thereto).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

*John P. McNulty, 46           Trustee         Trustee - Goldman Sachs Variable
One New York Plaza                             Insurance Trust (registered
New York, NY  10004                            investment company) (since
                                               October 1997); Managing
                                               Director, Goldman Sachs (since
                                               November 1996); General Partner,
                                               J. Aron & Company (since November
                                               1995); Director and Co-Head,
                                               Goldman Sachs Funds Management
                                               Inc. (since November 1995);
                                               Director, Goldman Sachs Asset
                                               Management International (since
                                               January 1996); Co-Head, GSAM
                                               (November 1995 to present);
                                               Director, Global Capital
                                               Reinsurance (insurance) (since
                                               1989); Director, Commodities
                                               Corp. LLC (since April 1997);
                                               Limited Partner of Goldman Sachs
                                               (1994 - November 1995) and
                                               Trustee, Trust for Credit Unions
                                               (registered investment company)
                                               (since January 1996).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

Mary P. McPherson, 63          Trustee         Trustee - Goldman Sachs Variable
The Andrew W. Mellon                           Insurance Trust (registered
Foundation                                     investment company) (since
140 East 62nd Street                           October 1997); Vice President
New York, NY  10021                            and Senior Program Officer, The
                                               Andrew W. Mellon Foundation
                                               (provider of grants for
                                               conservation, environmental and
                                               educational purposes) (since
                                               October 1997); President of Bryn
                                               Mawr College (1978-1997);
                                               Director, Smith College (since
                                               1998); Director, Josiah Macy, Jr.
                                               Foundation (health education
                                               programs) (since 1977); Director
                                               of the Philadelphia
                                               Contributionship (insurance)
                                               (since 1985); Director, Amherst
                                               College (1986-1998); Director,
                                               Dayton Hudson Corporation
                                               (general retailing merchandising)
                                               (1988-1997); Director, The
                                               Spenser Foundation (educational
                                               research) (since 1993); and
                                               member of PNC Advisory Board
                                               (banking) (since 1993).

*Alan A. Shuch, 49             Trustee         Trustee - Goldman Sachs Variable
One New York Plaza                             Insurance Trust (registered
New York, NY  10004                            investment company) (since
                                               October 1997); Limited Partner,
                                               Goldman Sachs (since December
                                               1994); Consultant to GSAM (since
                                               December 1994); Director, Chief
                                               Operating Officer and Vice
                                               President of Goldman Sachs Funds
                                               Management Inc. (from November
                                               1993 - November 1994); Chairman
                                               and Director, Goldman Sachs Asset
                                               Management - Japan Limited
                                               (November 1993 - November 1994);
                                               Director, Goldman Sachs Asset
                                               Management International
                                               (November 1993 - November 1994);
                                               General Partner, Goldman Sachs &
                                               Co. Investment Banking Division
                                               (December 1986 - November 1994).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

Jackson W. Smart, Jr., 68      Trustee         Trustee - Goldman Sachs Variable
One Northfield Plaza,                          Insurance Trust (registered
Suite 218                                      investment company) (since
Northfield, IL  60093                          October 1997); Chairman,
                                               Executive Committee and
                                               Director, First Commonwealth,
                                               Inc. (a managed dental care
                                               company) (since January 1996);
                                               Chairman and Chief Executive
                                               Officer, MSP Communications Inc.
                                               (a company engaged in radio
                                               broadcasting) (October 1988 -
                                               December 1997); Director, Federal
                                               Express Corporation (NYSE) (since
                                               1976); Director, Evanston
                                               Hospital Corporation (since
                                               1980).

William H. Springer, 69        Trustee         Trustee - Goldman Sachs Variable
701 Morningside Drive                          Insurance Trust (registered
Lake Forest, IL  60045                         investment company) (since
                                               October 1997); Director, The
                                               Walgreen Co. (a retail drug
                                               store business) (since April
                                               1988); Director of Baker,
                                               Fentress & Co. (a closed-end,
                                               non-diversified management
                                               investment company) (April 1992
                                               - present); Chairman and
                                               Trustee, Northern Institutional
                                               Funds (since April 1984).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

Richard P. Strubel, 59         Trustee         Trustee - Goldman Sachs Variable
737 N. Michigan Ave.,                          Insurance Trust (registered
Suite 1405                                     investment company) (since
Chicago, IL  60611                             October 1997); Director, Gildan
                                               Activewear Inc. (since February
                                               1999); Director of Kaynar
                                               Technologies Inc. (since March
                                               1997); Managing Director, Tandem
                                               Partners, Inc. (since 1990);
                                               President and Chief Executive
                                               Officer, Microdot, Inc. (a
                                               diversified manufacturer of
                                               fastening systems and
                                               connectors) (January 1984 -
                                               October 1994); Trustee, Northern
                                               Institutional Funds (since
                                               December 1982).

*Nancy L. Mucker, 49           Vice President  Vice President - Goldman Sachs
4900 Sears Tower                               Variable Insurance Trust
Chicago, IL  60606                             (registered investment company)
                                               (since 1997); Vice President,
                                               Goldman Sachs (since April 1985);
                                               Co-Manager of Shareholder
                                               Servicing of Goldman Sachs Asset
                                               Management (since November 1989).

*John M. Perlowski, 34         Treasurer       Treasurer - Goldman Sachs
One New York Plaza                             Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); Vice President,
                                               Goldman Sachs (since July 1995);
                                               Banking Director, Investors Bank
                                               and Trust (November 1993 - July
                                               1995).

*James A. Fitzpatrick, 39      Vice President  Vice President - Goldman Sachs
4900 Sears Tower                               Variable Insurance Trust
Chicago, IL  60606                             (registered investment company)
                                               (since October 1997); Vice
                                               President, Goldman Sachs (sine
                                               1998); Vice President of GSAM
                                               (since April 1997); Vice
                                               President and General Manager,
                                               First Data Corporation -
                                               Investor Services Group (1994 to
                                               1997).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

*Jesse Cole, 35                Vice President  Vice President - Goldman Sachs
4900 Sears Tower                               Variable Insurance Trust
Chicago, IL  60606                             (registered investment company)
                                               (since 1998); Vice President,
                                               GSAM (June 1998 to Present);
                                               Vice President, AIM Management
                                               Group, Inc. (investment advisor)
                                               (April 1996-June 1998);
                                               Assistant Vice President, The
                                               Northern Trust Company (June
                                               1987-April 1996)

*Philip V. Giuca , Jr., 37     Assistant       Assistant Treasurer - Goldman
One New York Plaza             Treasurer       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); Vice President,
                                               Goldman Sachs (May 1992-Present).

*Dee Moran, 33                 Assistant       Assistant Treasurer - Goldman
One New York Plaza             Treasurer       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1999); Vice President,
                                               Mutual Fund Administration, GSAM
                                               (since 1995).

*Adrien Deberghes, 31          Assistant       Assistant Treasurer - Goldman
One New York Plaza             Treasurer       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1999); Vice President,
                                               Mutual Fund Administration, GSAM
                                               (since 1998); Senior Associate,
                                               GSAM (1997-1998).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------

*Michael J. Richman, 38        Secretary       Secretary - Goldman Sachs
85 Broad Street                                Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); General Counsel of
                                               the Funds Group of GSAM (since
                                               December 1997); Associate General
                                               Counsel of GSAM (February 1994 -
                                               December 1997); Counsel to the
                                               Funds Group, GSAM (June 1992 to
                                               December 1997); Associate General
                                               Counsel, Goldman Sachs (since
                                               December 1998); Vice President of
                                               Goldman Sachs (since June 1992);
                                               and Assistant General Counsel of
                                               Goldman Sachs (June 1992 to
                                               December 1998).

*Howard B. Surloff, 33         Assistant       Assistant Secretary - Goldman
85 Broad Street                Secretary       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); Assistant General
                                               Counsel, GSAM and Associate
                                               General Counsel to the Funds
                                               Group (since December 1997);
                                               Assistant General Counsel and
                                               Vice President, Goldman Sachs
                                               (since November 1993 and May
                                               1994, respectively); Counsel to
                                               the Funds Group, GSAM (November
                                               1993 - December 1997); Associate
                                               of Shereff, Friedman, Hoffman &
                                               Goodman (October 1990 to November
                                               1993).

*Valerie A. Zondorak, 33       Assistant       Assistant Secretary - Goldman
85 Broad Street                Secretary       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); Assistant General
                                               Counsel, GSAM and Assistant
                                               General Counsel to the Funds
                                               Group (since December 1997);
                                               Vice President and Counsel,
                                               Goldman Sachs (since March
                                               1997); Counsel to the Funds
                                               Group, GSAM (March 1997 -
                                               December 1997); Associate of
                                               Shereff, Friedman, Hoffman &
                                               Goodman (September 1990 to
                                               February 1997).

Name, Age                      Positions       Principal Occupation(s)
and Address                    with Trust      During Past 5 Years
-----------                    ----------      -----------------------


*Deborah A. Farrell, 28        Assistant       Assistant Secretary - Goldman
85 Broad Street                Secretary       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); Legal Products
                                               Analyst, Goldman Sachs (since
                                               December 1998); Legal Assistant,
                                               Goldman Sachs (January
                                               1996-December 1998); Assistant
                                               Secretary to the Funds Group
                                               (1996 to present); Executive
                                               Secretary, Goldman Sachs (January
                                               1994 - January 1996); Legal
                                               Secretary, Cleary, Gottlieb,
                                               Steen and Hamilton (September
                                               1990 to January 1994).


*Kaysie P. Uniacke, 38         Assistant       Assistant Secretary - Goldman
One New York Plaza             Secretary       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); Managing Director,
                                               GSAM (since 1997); Vice President
                                               and Senior Portfolio Manager,
                                               GSAM (1988 to 1997).

*Elizabeth D. Anderson, 29     Assistant       Assistant Secretary - Goldman
One New York Plaza             Secretary       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1997); Portfolio Manager,
                                               GSAM (since April 1996); Junior
                                               Portfolio Manager, GSAM (1995 -
                                               April 1996); Funds Trading
                                               Assistant, GSAM (1993 - 1995);
                                               Compliance Analyst, Prudential
                                               Insurance (1991 - 1993).


*Amy E. Belanger, 30           Assistant       Assistant Secretary - Goldman
85 Broad Street                Secretary       Sachs Variable Insurance Trust
New York, NY  10004                            (registered investment company)
                                               (since 1999); Counsel, Goldman
                                               Sachs (since 1998); Associate,
                                               Dechert Price & Rhoads
                                               (September 1996-1998).


Each interested Trustee and officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of________, 1999, the Trustees and officers of the Trust as a group owned less than ___% of the outstanding shares of beneficial interest of each Fund.


      The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the period from February 1, 1999 to August 31, 1999:

                                                      Pension or Retirement        Total Compensation from
                                  Aggregate                 Benefits             Goldman Sachs Trust and the
                                Compensation        Accrued as Part of Funds'    Goldman Sachs fund complex
Name of Trustee               from the Funds(2)             Expenses              (including the Funds)(3)
---------------               -----------------             --------              ------------------------
Ashok N. Bakhru(1)                     $ -                    $ -                             $ -
David B. Ford                            -                      -                               -
Douglas C. Grip                          -                      -                               -
John P. McNulty                          -                      -                               -
Mary P. McPherson                        -                      -                               -
Alan A. Shuch                            -                      -                               -
Jackson W. Smart                         -                      -                               -
William H. Springer                      -                      -                               -
Richard P. Strubel                       -                      -                               -

1 Includes compensation as Chairman of the Board of Trustees.
2 Reflects amount paid by the Funds during the period from February 1, 1999 to August 31, 1999.
3 The Goldman Sachs Fund complex consists of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. Goldman Sachs Trust consists of 45 mutual funds, including 17 equity funds, on August 31, 1999. Goldman Sachs Variable Insurance Trust consisted of 8 mutual funds as of August 31, 1999.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended January 31, 1999:


                                                      Pension or Retirement        Total Compensation from
                                  Aggregate                 Benefits             Goldman Sachs Trust and the
                                Compensation        Accrued as Part of Funds'    Goldman Sachs fund complex
Name of Trustee               from the Funds(2)             Expenses              (including the Funds)(3)
---------------               -----------------             --------              ------------------------
Ashok N. Bakhru(1)                 $28,888                     $0                        $112,566
David B. Ford                            0                      0                               0
Douglas C. Grip                          0                      0                               0
John P. McNulty                          0                      0                               0
Mary P. McPherson                   21,848                      0                          86,375
Alan A. Shuch                            0                      0                               0
Jackson W. Smart                    20,201                      0                          86,375
William H. Springer                 20,201                      0                          86,375
Richard P. Strubel                  20,201                      0                          86,375

------------------------
1 Includes compensation as Chairman of the Board of Trustees.

2 Reflects amount paid by the Funds during the fiscal period ended January 31, 1999.

3 The Goldman Sachs Fund complex consists of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. Goldman Sachs Trust consists of 45 mutual funds, including 17 equity funds, on January 31, 1999. Goldman Sachs Variable Insurance Trust consisted of 8 mutual funds of January 31, 1999.

Class A Shares of the Fund may be sold at net asset value without payment of any sales charge to Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including rehired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of the Trust and designated family members of any of the above individuals. The sales load waivers are due to the nature of the investors and the reduced sales effort that is needed to obtain such investments.


Management Services

      As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as Investment Adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as Investment Adviser to Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, CORE International Equity, Mid Cap Value, Small Cap Value and Large Cap Value Funds. GSAMI, 133 Petersborough Court, London, England EC4A 2BB serves as Investment Adviser to International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds. GSAMI is also an affiliate of Goldman Sachs. See "Service Providers" in the Funds' Prospectus for a description of the applicable Investment Adviser's duties to the Funds.

      The Goldman Sachs Group, L.P. which controls the Funds' Investment Advisers merged into the Goldman Sachs Group, Inc. as a result of an initial public offering.


      Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the United States and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

      The Investment Advisers are able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. The Goldman Sachs Global Investment Research Department covers approximately

2,200 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Investment Advisers.

      For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

      In managing the Funds, the Investment Advisers have access to Goldman Sachs' economics research. The Economics Research Department, based in London, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in various external surveys such as Extel, Institutional Investor and Reuters. These rankings acknowledge the achievements of the firm's economists, strategists and equity analysts.

      In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds), the Investment Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Investment Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.


      The Management Agreements provide that GSAM, GSFM and GSAMI, in their capacity as Investment Advisers, may render similar services to others as long as the services under the Management Agreements are not impaired thereby. The Large Cap Value, Strategic Growth, Growth Opportunities, CORE Large Cap Value, European Equity, Japanese Equity and International Small Cap Funds' management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the Management Agreement on _____, 1999, April 28, 1999, April 28, 1999, November 3, 1998, July
22, 1998, April 23, 1998 and April 23, 1998, respectively. The CORE Small Cap Equity and CORE International Equity Funds' Management Agreements were initially approved by the

Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the Management Agreements, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds' management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreements, on April 23, 1997 and January 28, 1997, respectively. The Funds' Management Agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreements or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 27, 1999. These arrangements were most recently approved by the shareholders of each Fund (other than Strategic Growth, Growth Opportunities, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Large Cap Value, CORE International Equity, Emerging Markets Equity, Japanese Equity, International Small Cap and European Equity Funds) on April 21, 1997. The sole shareholder of the Large Cap Value, Strategic Growth, Growth Opportunities, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Emerging Markets Equity, Japanese Equity, International Small Cap and European Equity Funds approved these arrangements on _____, 1999, April 29, 1999, April 29, 1999, November 3, 1998, April 30, 1997,
July 21, 1997, July 21, 1997, January 28, 1997, April 23, 1998, April 23, 1998
and July 22, 1998, respectively. Each Management Agreement will remain in effect until June 30, 2000 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees of the Trust, and
(b) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.


      Each Management Agreement will terminate automatically if assigned (as defined in the Act). Each Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to the applicable Investment Adviser and by the Investment Adviser on 60 days' written notice to the Trust.

      Pursuant to the Management Agreements the Investment Advisers are entitled to receive the fees set forth below, payable monthly based on such Fund's average daily net assets. In addition, as of the date of this Additional Statement the Investment Advisers were voluntarily limiting their management fees for certain funds to the annual rates also listed below:

                                            Management               Management
                                            With Fee                 Without Fee
Fund                                        Limitations              Limitations
----                                        -----------              -----------

GSAM
Balanced Fund                               0.65%                    0.65%
Growth and Income Fund                      0.70%                    0.70%
CORE Large Cap Value Fund                   0.60%                    0.60%
CORE Large Cap Growth Fund                  0.60%                    0.75%
CORE Small Cap Equity Fund                  0.85%                    0.85%
Strategic Growth Fund                       1.00%                    1.00%
Growth Opportunities Fund                   1.00%                    1.00%
CORE International Equity Fund              0.85%                    0.85%
Mid Cap Value Fund                          0.75%                    0.75%
Small Cap Value Fund                        1.00%                    1.00%

Large Cap Value Fund                        0.75%                    0.75%


GSFM
CORE U.S. Equity Fund                       0.70%                    0.75%
Capital Growth Fund                         1.00%                    1.00%

GSAMI
International Equity Fund                   1.00%                    1.00%
European Equity                             1.00%                    1.00%
Japanese Equity Fund                        1.00%                    1.00%
International Small Cap Fund                1.20%                    1.20%
Emerging Markets Equity Fund                1.20%                    1.20%
Asia Growth Fund                            1.00%                    1.00%

      GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion.

      Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

      For the fiscal period ended August 31, 1999 and the fiscal years ended January 31, 1999 and January 31, 1998 and January 31, 1997 the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows (with and without the fee limitations that were then in effect):

                                    Fiscal period ended        Fiscal year ended       Fiscal year ended        Fiscal year ended
                                          Augst 31,               January 31,             January 31,              January 31,
                                            1999                     1999                    1998                     1997

                                    With Fee   Without Fee    With Fee  Without Fee   With Fee  Without Fee   With Fee   Without Fee
                                  Limitations  Limitations  Limitations Limitations Limitations Limitations Limitations  Limitations
                                  -----------  -----------  ----------- ----------- ----------- ----------- -----------  -----------
Balanced Fund                                                $1,609,311  $1,609,311    $870,444    $870,844    $402,183    $402,183
Growth and Income Fund                                       13,527,887  13,527,887   7,740,380   7,740,380   3,541,318   3,541,318
CORE Large Cap Value Fund(1)                                     12,245      12,245         N/A         N/A         N/A         N/A
CORE U.S. Equity Fund                                         5,691,415   6,647,941   3,087,383   3,924,639   1,667,381   2,119,552
CORE Large Cap Growth Fund(1)                                 1,658,095   2,072,619     182,628     228,283         N/A         N/A
CORE Small Cap Equity Fund(1)                                   730,302     769,013      65,418      74,140         N/A         N/A
CORE International Equity Fund(1)                             1,810,772   1,890,475      51,031      57,835         N/A         N/A
Capital Growth Fund                                          17,460,353  17,460,353  10,913,224  10,913,224   8,697,265   8,697,265
Strategic Growth Fund(1,2)                                          N/A         N/A         N/A         N/A         N/A         N/A
Growth Opportunities Fund(1,2)                                      N/A         N/A         N/A         N/A         N/A         N/A
Mid Cap Value Fund                                            2,953,154   2,953,154   1,653,946   1,653,946     964,945     964,945
International Equity Fund                                     9,243,090   9,814,989   6,772,826   7,525,362   4,124,076   4,638,203
Small Cap Value Fund                                          4,417,249   4,417,249   3,206,411   3,206,411   2,130,703   2,130,703
Large Cap Value(2)                                                  N/A         N/A         N/A         N/A         N/A         N/A
European Equity Fund(1)                                         171,505     171,505         N/A         N/A         N/A         N/A
Japanese Equity Fund(1)                                         118,094     122,901         N/A         N/A         N/A         N/A
International Small Cap Fund(1)                                 280,977     287,765         N/A         N/A         N/A         N/A
Emerging Market Equity Fund(1)                                1,454,673   1,519,721      31,937      34,840         N/A         N/A
Asia Growth Fund                                                736,821     808,815   1,874,193   2,179,299   2,221,857   2,583,555

1 The CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Strategic Growth, Growth Opportunity, European Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds commenced operations on December 31, 1998, May 1, 1997, August 15, 1997, August 15, 1997, May 24, 1999, May 24, 1999, October 1, 1998, May 1, 1998, May 1, 1998
and December 15, 1997, respectively.
2 During the fiscal years ended January 31, 1999, 1998 and 1997, no Shares of the Strategic Growth, Growth Opportunities and Large Cap Value Funds had been offered.

      Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense: (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and
(v) provides office space and all necessary office equipment and services.

      Activities of Goldman Sachs and Its Affiliates and Other Accounts Managed by Goldman Sachs. The involvement of the Investment Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

      Goldman Sachs and its affiliates, including, without limitation, the Investment Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Investment Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Investment Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

      From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Advisers and/or their affiliates are performing services or when position limits have been reached.

      In connection with their management of the Funds, the Investment Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman

Sachs and other affiliates. The Investment Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Advisers in managing the Funds.

      The results of each Fund's investment activities may differ significantly from the results achieved by the Investment Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

      The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

      An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

      In addition, certain principals and certain of the employees of the Investment Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

      Each Investment Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

      Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

      From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

      It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Investment Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


Distributor and Transfer Agent


      Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Shares of the Funds are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares (and in certain cases, Class A Shares), of such Fund shares.


      Goldman Sachs retained approximately the following combined commissions on sales of Class A, Class B and Class C Shares during the following periods:

                                       Fiscal period ended   Fiscal year ended   Fiscal year ended   Fiscal year ended
                                             August 31,          January 31,         January 31,         January 31,
                                               1999                 1999                1998                1997
Balanced Fund(1)                                                 $  328,147          $  387,000          $   94,000
Growth and Income Fund(1)                                         1,625,895           2,405,000             555,000
CORE Large Cap Value Fund(2)                                          1,035                 N/A                 N/A
CORE U.S. Equity Fund(1)                                            516,723             566,000             380,000
CORE Large Cap Growth Fund(3)                                       360,931             129,000                 N/A
CORE Small Cap Equity Fund(4)                                       120,911              49,000                 N/A
CORE International Equity Fund(4)                                    93,771              24,000                 N/A
Capital Growth Fund(1)                                            1,625,245             743,000             323,000
Strategic Growth Fund(5)                                                N/A                 N/A                 N/A
Growth Opportunities Fund(5)                                            N/A                 N/A                 N/A
Mid Cap Value Fund(4)                                               403,632             704,000                 N/A
International Equity Fund(1)                                      1,226,623           1,091,000           1,563,000
Small Cap Value Fund(1)                                             595,864             662,000             219,000
Large Cap Value Fund(6)                                                 N/A                 N/A                 N/A
European Equity Fund(7)                                             433,970                 N/A                 N/A
Japanese Equity Fund(7)                                               5,020                 N/A                 N/A
International Small Cap Fund(7)                                     267,136                 N/A                 N/A
Emerging Market Equity Fund(8)                                      495,353             107,000                 N/A
Asia Growth Fund(1)                                                 133,988             414,000           1,397,000

------------------------------


1 Prior to August 15, 1997, Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, International Equity, Small Cap Value and Asia Growth Funds had not sold and Class C Shares.


2 CORE Large Cap Value Fund commenced operations on December 31, 1998.

3 Prior to May 1, 1997, May 1, 1997 and August 15, 1997, CORE Large Cap Growth Fund had not sold Class A, Class B and Class C Shares, respectively.

4 Prior to August 15, 1997, CORE Small Cap Equity, CORE International Equity and Mid Cap Value Funds had not sold Class A, Class B or Class C Shares.


5 Strategic Growth and Growth Opportunities Fund commenced operations on May 24, 1999.


6. During the fiscal period ended August 31, 1999 and the fiscal years ended January 31, 1999, January 31, 1998 and January 31, 1997, no shares of the Large Cap Value Fund were offered.


7 Prior to October 1, 1998, May 1, 1998 and May 1, 1998, the European Equity, Japanese Equity and International Small Cap Funds had not sold Class A, Class B or Class C Shares.

8. Prior to December 15, 1997, the Emerging Markets Equity Fund had not sold Class A, Class B or Class C Shares.

      Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an ongoing basis, to 0.04% of average daily net assets with respect to each Fund's Institutional and Service Shares and 0.19% of average daily net assets with respect to each Fund's Class A, Class B and Class C Shares.


      As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal period ended August 31, 1999 and the fiscal years ended January 31, 1999, January 31, 1998 and January 31, 1997 from each Fund then in existence as follows under the fee schedules then in effect:

                                       Class A, B and C               Class A, B and C                   Class A and B
                                     fiscal period ended             Fiscal year ended                 Fiscal year ended
                                          August 31,                    January 31,                       January 31,
                                             1999                  1999              1998                    1997
Balanced Fund(1)                                                 $ 415,314        $  240,869               $148,576
Growth and Income Fund(1)                                        2,847,724         1,545,495                870,527
CORE Large Cap Value Fund(2)                                           478               N/A                    N/A
CORE U.S. Equity Fund(1)                                         1,026,711           483,534                319,246
CORE Large Cap Growth Fund(3)                                      297,884           107,944                    N/A
CORE Small Cap Equity Fund(4)                                      169,333            62,625                    N/A
CORE International Equity Fund(4)                                  107,285            36,474                    N/A
Capital Growth Fund(1)                                           2,429,326           992,678                908,310
Strategic Growth Fund(5)                                               N/A               N/A                    N/A
Growth Opportunities Fund(5)                                           N/A               N/A                    N/A
MidCap Value Fund(4)                                               227,387           142,558                    N/A
International Equity Fund(1)                                     1,276,567           860,719                586,243
Small Cap Value Fund(1)                                            686,997           595,479                511,883
Large Cap Value Fund                                                   N/A               N/A                    N/A
European Equity(6)                                                  25,506               N/A                    N/A
Japanese Equity Fund(6)                                             23,737               N/A                    N/A
International Small Cap Fund(6)                                     39,575               N/A                    N/A
Emerging Markets Equity Fund(7)                                    131,048             1,907                    N/A
Asia Growth Fund(1)                                                260,032           370,233                385,114

                                                                   Institutional Shares
                                      Fiscal period     Fiscal year     Fiscal year      Fiscal year
                                          ended            ended           ended            ended
                                        August 31,      January 31,     January 31,      January 31,
                                           1999            1999            1998             1997
Balanced Fund(1)                                         $ 10,146        $   N/A          $   N/A
Growth and Income Fund                                     65,822          2,593               15
CORE Large Cap Value Fund(2)                                  716            N/A              N/A
CORE U.S. Equity Fund                                      47,585              0              N/A
CORE Large Cap Growth Fund(3)                              95,848             49              N/A
CORE Small Cap Equity Fund(4)                              99,495              0              N/A
CORE International Equity Fund(4)                         181,201              0              N/A
Capital Growth Fund(1)                                      7,002            683              N/A
Strategic Growth Fund(5)                                      N/A            N/A              N/A
Growth Opportunities Fund(5)                                  N/A            N/A              N/A
Mid Cap Value Fund(4)                                     189,538         74,315           51,464
International Equity Fund                                  15,221              0              N/A
Small Cap Value Fund(1)                                     6,745          2,674              N/A
Large Cap Value Fund                                          N/A            N/A              N/A
European Equity(6)                                          1,490            N/A              N/A
Japanese Equity Fund(6)                                    33,786            N/A              N/A
International Small Cap Fund(6)                            40,115            N/A              N/A
Emerging Markets Equity Fund(7)                            32,313            617              N/A
Asia Growth Fund(1)                                           406              0              N/A

                                                                         Service Shares
                                       Fiscal period     Fiscal year       Fiscal year      Fiscal year
                                           ended            ended             ended             ended
                                        August 31,       January 31,       January 31,      January 31,
                                           1999             1999              1998              1997
Balanced Fund(1)                                           $  246            $  N/A            $ N/A
Growth and Income Fund                                      4,575             5,033              488
CORE Large Cap Value Fund(2)                                    0               N/A              N/A
CORE U.S. Equity Fund                                       1,735                 0              N/A
CORE Large Cap Growth Fund(3)                                 490                21              N/A
CORE Small Cap Equity Fund(4)                                  31                 0              N/A
CORE International Equity Fund(4)                               8                 0              N/A
Capital Growth Fund(1)                                        612                 0              N/A
Strategic Growth Fund(5)                                      N/A               N/A              N/A
Growth Opportunities Fund(5)                                  N/A               N/A              N/A
Mid Cap Value Fund(4)                                          60                 1              N/A
International Equity Fund                                     596                 0              N/A
Small Cap Value Fund(1)                                        47                 0              N/A
Large Cap Value Fund                                          N/A               N/A              N/A
European Equity(6)                                              0               N/A              N/A
Japanese Equity Fund(6)                                         5               N/A              N/A
International Small Cap Fund(6)                                 4               N/A              N/A
Emerging Markets Equity Fund(7)                                44                 0              N/A
Asia Growth Fund(1)                                           N/A                 0              N/A

---------------------------


1 Prior to August 15, 1997, Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, International Equity, Small Cap Value, and Asia Growth Funds had not sold Class C Shares. Prior to August 15, 1997, Balanced Fund had not sold Institutional Shares or Service Shares; prior to August 15, 1997 neither Capital Growth Fund nor Small Cap Value Fund had sold Institutional or Service Shares; and prior to February 2, 1996 Asia Growth Fund had not sold Institutional Shares; Asia Growth Fund had not sold Service Shares as of January 31, 1999.

2 The CORE Large Cap Value Fund commenced operations on December 31, 1998.


3 Prior to May 1, 1997, May 1, 1997, August 15, 1997, May 1, 1997 and May 1,
1997 CORE Large Cap Growth Fund had not sold Class A, Class B, Class C, Institutional or Service Shares, respectively.

4 Prior to August 15, 1997, CORE Small Cap Equity and CORE International Equity Funds had not sold Class A, Class B, Class C, Institutional or Service Shares. Mid Cap Value Fund had not sold Class A, Class B or Class C Shares prior to August 18, 1997 or Service Shares prior to July 18, 1997.

5 The Strategic Growth and Growth Opportunities Funds commenced operations on May 24, 1997.

6 Prior to October 1, 1998, May 1, 1998, May 1, 1998, European Equity, Japanese Equity and International Small Cap Funds had not sold Class A, Class B, Class C, Institutional or Service Shares.


7 Prior to December 15, 1997, Emerging Markets Equity Fund had not sold Class A, Class B, Class C, Institutional or Service Shares.

      The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.


Expenses


      The Trust, on behalf of each Fund, is responsible for the payment of each Fund's respective expenses. The expenses include, without limitation, the fees payable to the Investment Advisers, service fees paid to Service Organizations, the fees and expenses of the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution and service plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution and service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

      The imposition of the Investment Adviser's fee, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of is fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund's overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

      The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and service fees, transfer agency fees, service share fees, taxes, interest, brokerage, and litigation, indemnification and other extraordinary expenses) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:


                                                                 Other
                                                                 Expenses
                                                                 --------
       Balanced Fund                                             0.01%
       Growth and Income Fund                                    0.05%
       CORE Large Cap Value Fund                                 0.00%
       CORE U.S. Equity Fund                                     0.00%
       CORE Large Cap Growth Fund                                0.00%
       CORE Small Cap Equity Fund                                0.04%
       CORE International Equity Fund                            0.12%
       Capital Growth Fund                                       0.00%
       Strategic Growth Fund                                     0.00%
       Growth Opportunities Fund                                 0.00%
       Mid Cap Value Fund                                        0.10%
       Small Cap Value Fund                                      0.06%
       Large Cap Value Fund                                      0.00%
       International Equity Fund                                 0.10%
       European Equity Fund                                      0.10%
       Japanese Equity Fund                                      0.01%
       International Small Cap Fund                              0.16%
       Emerging Markets Equity Fund                              0.15%
       Asia Growth Fund                                          0.16%


      Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

      Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Investment Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

      For the fiscal period ended August 31, 1999 and the fiscal year ends January 31, 1999, January 31, 1998 and January 31, 1997, the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows under the expense limitations that were then in effect:

                                     Fiscal period ended  Fiscal year ended    Fiscal year ended    Fiscal year ended
                                         August 31,           January 31,          January 31,         January 31,
                                            1999                 1999                 1998                1997
Balanced Fund(1)                                               $481,945             $420,659            $319,552
Growth and Income Fund                                        1,033,046                    0                   0
CORE Large Cap Value Fund(2)                                    137,173                  N/A                 N/A
CORE U.S. Equity Fund                                           534,447               63,253             104,833
CORE Large Cap Growth Fund(3)                                   483,322              332,713                 N/A
CORE Small Cap Equity Fund(4)                                   415,298              202,498                 N/A
CORE International Equity Fund(4)                               806,303              206,055                 N/A
Capital Growth Fund(1)                                          933,189                    0                 N/A
Strategic Growth Fund(5)                                            N/A                  N/A                 N/A
Growth Opportunities Fund(5)                                        N/A                  N/A                 N/A
Mid Cap Value Fund(4)                                           459,373              264,378              72,441
International Equity Fund                                     1,803,009                    0             144,265
Small Cap Value Fund(1)                                         556,422                    0                 N/A
Large Cap Value Fund                                                N/A                  N/A                 N/A
European Equity Fund(6)                                         190,277                  N/A                 N/A
Japanese Equity Fund(6)                                         263,545                  N/A                 N/A
International Small Cap Fund(6)                                 361,922                  N/A                 N/A
Emerging Markets Equity Fund(7)                                 696,214              112,725                 N/A
Asia Growth Fund(1)                                             519,489              125,828              50,407

--------------------------------
1 Prior to August 15, 1997, Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, Small Cap Value, International Equity and Asia Growth Funds had not sold Class C Shares. Prior to August 15, 1997, Balanced Fund had not sold Institutional Shares or Service Shares; prior to August 15, 1997 neither Capital Growth Fund nor Small Cap Value Fund had sold Institutional or Service Shares; and prior to February 2, 1996 and January 31, 1999, Asia Growth Fund had not sold Institutional Shares and Service Shares, respectively.


2 CORE Large Cap Value Fund commenced operations on December 31, 1998.

3 Prior to May 1, 1997, May 1, 1997, August 15, 1997, May 1, 1997 and May 1,
1997 CORE Large Cap Growth Fund had not sold Class A, Class B, Class C Shares, respectively.

4 Prior to August 15, 1997, CORE Small Cap Equity and CORE International Equity Funds had not sold Class A, Class B, Class C, Institutional or Service Shares. Mid Cap Value Fund had not sold Class A, Class B or Class C Shares prior to August 18, 1997 or Service Shares prior to July 18, 1997.


5 The Strategic Growth and Growth Opportunities Funds commenced operations on May 24, 1999.


6 Prior to October 1, 1998, May 1, 1998 and May 1, 1998, European Equity, Japanese Equity and International Small Cap Funds had not sold Class A, Class B or Class C, Institutional or Service Shares.

7 Prior to December 15, 1997, Emerging Markets Equity Fund had not sold Class A, Class B, Class C, Institutional or Service Shares.

Custodian and Sub-Custodians


      State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.


Independent Public Accountants


      Arthur Anderson LLP, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Anderson LLP prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Investment Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

      In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      In placing orders for portfolio securities of a Fund, the Investment Advisers are generally required to give primary consideration to obtaining the most favorable execution and net price available. This means that an Investment Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Investment Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Investment Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Investment Advisers in the performance of their decision-making responsibilities. Such services are used by the Investment Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Investment Advisers in providing management services for the Trust.

      In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Investment Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

      On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Investment Adviser acts as investment adviser or sub-investment adviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Investment Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

      Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

      Subject to the above considerations, the Investment Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

For the fiscal period ended August 31, 1999 and the fiscal years ended January 31, 1999, January 31, 1998 and January 31, 1997, each Fund in existence paid brokerage commissions as follows:

                                                             Total               Total          Brokerage
                                                           Brokerage           Amount of       Commissions
                                          Total           Commissions         Transaction         Paid
                                        Brokerage           Paid to             on which       to Brokers
                                       Commissions         Affiliated         Commissions       Providing
                                          Paid              Persons               Paid          Research
Fiscal Year Period August 31, 1999:

Balanced Fund                               -                   -                  -               N/A
Growth and Income Fund                      -                   -                  -               N/A
CORE Large Cap Value Fund                   -                   -                  -               N/A
CORE U.S. Equity Fund                       -                   -                  -               N/A
CORE Large Cap Growth Fund                  -                   -                  -               N/A
CORE Small Cap Equity Fund                  -                   -                  -               N/A
CORE International Equity Fund              -                   -                  -               N/A
Capital Growth Fund                         -                   -                  -               N/A
Strategic Growth Fund(3)                    -                   -                  -               N/A
Growth Opportunities Fund(3)                -                   -                  -               N/A
Mid Cap Value Fund                          -                   -                  -               N/A
International Equity Fund                   -                   -                  -               N/A
Small Cap Value Fund                        -                   -                  -               N/A
Lare Cap Value Fund(3)                      -                   -                  -               N/A
European Equity Fund                        -                   -                  -               N/A
Japanese Equity Fund                        -                   -                  -               N/A
International Small Cap Fund                -                   -                  -               N/A
Emerging Markets Equity Fund                -                   -                  -               N/A
Asia Growth Fund                            -                   -                  -               N/A

----------------------------
1     Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

3     Not operational.

                                                                Total                  Total         Brokerage
                                                              Brokerage              Amount of     Commissions
                                           Total             Commissions            Transaction        Paid
                                         Brokerage             Paid to                on which      to Brokers
                                        Commissions           Affiliated            Commissions     Providing
                                           Paid                Persons                  Paid         Research
Fiscal Year Ended January 31, 1999:

Balanced Fund                             $278,343          $24,859(9%)(1)      $699,638,329(3%)(2)    N/A
Growth and Income Fund                   3,210,832         315,934(10%)(1)     4,646,698,452(7%)(2)    N/A
CORE Large Cap Value Fund                   25,776              130(1%)(1)        60,101,321(0%)(2)    N/A
CORE U.S. Equity Fund                      339,110         250,313(74%)(1)     1,258,046,574(0%)(2)    N/A
CORE Large Cap Growth Fund                 230,692          50,914(22%)(1)      698,188,311(10%)(2)    N/A
CORE Small Cap Equity Fund                 167,436          34,173(20%)(1)      211,969,412(27%)(2)    N/A
CORE International Equity Fund             583,909                0(0%)(1)       908,196,568(0%)(2)    N/A
Capital Growth Fund                      1,022,092                0(0%)(1)     1,454,154,897(0%)(2)    N/A
Strategic Growth Fund(3)                       N/A                     N/A                      N/A    N/A
Growth Opportunities Fund(3)                   N/A                     N/A                      N/A    N/A
Mid Cap Value Fund                         577,025           49,450(9%)(1)       649,019,064(7%)(2)    N/A
International Equity Fund                1,148,992                0(0%)(1)     1,608,739,812(0%)(2)    N/A
Small Cap Value Fund                       759,195           14,218(2%)(1)       716,225,444(2%)(2)    N/A
Large Cap Value Fund(3)                        N/A                     N/A                      N/A    N/A
European Equity Fund                       139,120                0(0%)(1)        72,621,844(0%)(2)    N/A
Japanese Equity Fund                        33,379              437(1%)(1)        34,360,336(6%)(2)    N/A
International Small Cap Fund                89,276                0(0%)(1)        86,891,167(0%)(2)    N/A
Emerging Markets Equity Fund               590,262           51,073(9%)(1)       472,328,927(3%)(2)    N/A
Asia Growth Fund                           320,855           19,653(6%)(1)       148,887,187(6%)(2)    N/A

----------------------------
1     Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

3     Not operational.

                                                                Total                Total              Brokerage
                                                              Brokerage            Amount of           Commissions
                                          Total              Commissions          Transaction             Paid
                                        Brokerage              Paid to              on which           to Brokers
                                       Commissions            Affiliated          Commissions           Providing
                                          Paid                 Persons                Paid              Research
Fiscal Year Ended January 31, 1998:

Balanced Fund                          $  111,054         $ 13,185(12%)(1)    $2,731,475,157(1%)(2)        N/A
Growth and Income Fund                  1,550,312          190,001(12%)(1)     9,046,102,538(3%)(2)        N/A
CORE Large Cap Value Fund(3)                  N/A                      N/A                      N/A        N/A
CORE U.S. Equity Fund                     944,895                 0(0%)(1)     1,996,000,522(0%)(2)        N/A
CORE Large Cap Growth Fund                 54,360               288(1%)(1)       200,813,608(0%)(2)        N/A
CORE Small Cap Equity Fund                 59,517                 0(0%)(1)       159,674,227(0%)(2)        N/A
CORE International Equity Fund             43,120                 0(0%)(1)       142,395,942(0%)(2)        N/A
Capital Growth Fund                       514,890            37,947(7%)(1)     2,748,868,081(5%)(2)        N/A
Strategic Growth Fund(3)                      N/A                      N/A                      N/A        N/A
Growth Opportunities Fund(3)                  N/A                      N/A                      N/A        N/A
Mid Cap Value Fund                        480,808           76,398(15%)(1)     2,584,258,044(2%)(2)        N/A
International Equity Fund                 506,607                 0(0%)(1)     3,898,716,988(0%)(2)        N/A
Small Cap Value Fund                      646,533           82,143(13%)(1)     5,686,763,232(1%)(2)        N/A
Large Cap Value Fund(3)                       N/A                      N/A                      N/A        N/A
European Equity Fund                          N/A                      N/A                      N/A        N/A
Japanese Equity Fund(3)                       N/A                      N/A                      N/A        N/A
International Small Cap Fund(3)               N/A                      N/A                      N/A        N/A
Emerging Markets Equity Fund               59,999            6,230(10%)(1)       236,915,108(1%)(2)        N/A
Asia Growth Fund                          814,656             2,885(0%)(1)     2,160,632,195(1%)(2)        N/A

----------------------------
1     Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

3     Not operational.

                                                             Total               Total            Brokerage
                                                           Brokerage           Amount of         Commissions
                                           Total          Commissions         Transaction           Paid
                                         Brokerage          Paid to            on which          to Brokers
                                        Commissions        Affiliated         Commissions         Providing
                                           Paid             Persons              Paid             Research
Fiscal Year Ended January 31, 1997:

Balanced Fund                           $   62,072     $   5,112(8%)(1)  $  1,057,742(15%)(2)     $     0
Growth and Income Fund                     779,396       77,587(10%)(1)     13,310,208(9%)(2)           0
CORE Large Cap Value Fund(3)                   N/A                  N/A                   N/A         N/A
CORE U.S. Equity Fund                      279,620             0(0%)(1)      6,706,824(0%)(2)           0
CORE Large Cap Growth Fund(3)                  N/A                  N/A                   N/A         N/A
CORE Small Cap Equity Fund(3)                  N/A                  N/A                   N/A         N/A
CORE International Equity Fund(3)              N/A                  N/A                   N/A         N/A
Capital Growth Fund                      1,460,140      304,052(21%)(1)     29,920,578(1%)(2)      42,039
Strategic Growth Fund(3)                       N/A                  N/A                   N/A         N/A
Growth Opportunity Fund(3)                     N/A                  N/A                   N/A         N/A
Mid Cap Value Fund                         364,294        22,134(6%)(1)      6,655,100(7%)(2)           0
International Equity Fund                1,529,436                0(0%)     48,059,958(0%)(2)           0
European Equity Fund(3)                        N/A                  N/A                   N/A         N/A
Small Cap Value Fund                       758,205        36,087(5%)(1)     16,439,842(1%)(2)           0
Large Cap Value Fund(3)                        N/A                  N/A                   N/A         N/A
Japanese Equity Fund(3)                        N/A                  N/A                   N/A         N/A
International Small Cap Fund(3)                N/A                  N/A                   N/A         N/A
Emerging Markets Equity Fund(3)                N/A                  N/A                   N/A         N/A
Asia Growth Fund                         1,554,313        50,624(3%)(1)    102,609,295(4%)(2)           0

------------------
1     Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

3     Not operational.

During the fiscal year ended January 31, 1999, the Funds acquired and sold securities of their regular broker-dealers. As of January 31, 1999, the Funds held the following amounts of securities of their regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):


Fund                    Broker/Dealer                       Amount
----                    -------------                       ------

Balanced Fund           Chase Manhattan Corp.               $3,487
                        Merrill Lynch                        2,060
                        Morgan Stanley                         418
                        ABN-AMRO                         4,993,000
                        Bear Stearns Companies, Inc.     1,427,000

Growth and Income       Chase Manhattan Corp.              $15,734
  Fund                  ABN-AMRO                             8,017
                        Bear Stearns                         2,291
                        CS First Boston                      3,330

CORE Large Cap Value    Chase Manhattan Corp.               $1,769
  Fund                  Bear Stearns Companies, Inc.           123
                        Lehman Brothers                        170
                        Merrill Lynch                          198
                        Morgan Stanley Dean Witter             564

CORE U.S. Equity        Chase Manhattan Corp.               $4,762
  Fund                  Merrill Lynch                       14,372
                        Morgan Stanley Dean Witter          13,586
                        ABN-AMRO                            10,302
                        Bear Stearns Companies, Inc.        13,120
                        CS First Boston                      4,280
                        Donaldson, Lufkin & Jenrette        $6,776

CORE Large Cap          Lehman Brothers                     $4,736
  Growth Fund           Merrill Lynch                        2,402
                        Morgan Stanley Dean Witter Discover  5,686
                        ABN-AMRO                             7,419
                        Bear Stearns Companies, Inc.         5,849
                        CS First Boston                      3,082
                        Donaldson, Lufkin, Jenrette          1,646

Fund                    Broker                              Amount
----                    ------                              ------

CORE Small Cap          ABN-AMRO                            $1,231
  Equity Fund           Bear Stearns Companies, Inc.           352
                        CS First Boston                        511

CORE International      N/A                                 N/A
  Equity Fund

Capital Growth Fund     ABN-AMRO                           $15,155
                        Bear Stearns Companies, Inc.         4,330
                        CS First Boston                      6,296

Strategic Growth        N/A                                 N/A
  Fund

Growth Opportunities    N/A                                 N/A
  Fund

Mid Cap Value Fund      ABN-AMRO                           $10,478
                        Bear Stearns Companies, Inc.         2,994
                        CS First Boston                      4,353

International           N/A                                 N/A
  Equity Fund

Small Cap Value         ABN-AMRO                            $6,927
  Fund                  Bear Stearns Companies, Inc.         1,979
                        CS First Boston                      2,878


Large Cap Value         N/A                                 N/A
  Fund

European Equity         N/A                                 N/A
  Fund

Japanese Equity         N/A                                 N/A
  Fund

Fund                    Broker/Dealer                       Amount
----                    -------------                       ------

International Small     N/A                                 N/A
  Cap Fund

Emerging Markets        Merrill Lynch                       $7,547
  Equity Fund

Asia Growth Fund        N/A                                 N/A

Real Estate             Donaldson, Lufkin & Jenrette        $1,837
  Securities Fund       J.P. Morgan                          8,517
                        Morgan Stanley                       2,505

                                 NET ASSET VALUE

      Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributed to each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day. The term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed).

      In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

      Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation day, securities traded will be valued at the closing bid price, or if a closing bid price is not available, at either the exchange or system-defined close price on the exchange or system in which such securities are principally traded. If the relevant exchange or system has not closed by the above-mentioned time for determining the Funds net asset value, the securities will be valued at the last sale price, or if not available at the bid price at the time the net asset value is determined; (b) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the last bid price at the time net asset value is determined; (c) equity securities for which no prices are obtained under section (a) or (b) including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at their fair value in accordance with procedures approved by the Board of Trustees; (d) fixed-income securities with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service (e.g., Merrill Lynch, J.J. Kenny, Muller Data Corp., Bloomberg, EJV, Reuters or Standard & Poor's); (e) fixed-income securities for which accurate market quotations are not readily available are valued by the Investment Advisers based on valuation models that take into account spread and daily yield changes on government securities in the appropriate market (i.e., matrix pricing); (f) debt securities with a remaining maturity of 60 days or less are valued by the Investment Adviser at amortized cost, which the Trustees have determined to approximate fair value; and (g) all other instruments, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with the valuation procedures approved by the Board of Trustees.

      The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at current exchange rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.

      Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the

New York Stock Exchange will normally not be reflected in a Fund's next determined NAV unless the Trust, in its discretion, makes an adjustment in light of the nature and materiality of the event, its effect on Fund operations and other relevant factors.

      The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.

                             PERFORMANCE INFORMATION

      Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

      Thirty-day yield is derived by dividing net investment income per share earned during the period by the maximum public offering price per share on the last day of such period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

      Distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

      Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

      Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The table set forth below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

      Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C Shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C Shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on a Fund's NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available. The Funds' performance quotations do not reflect any fees charged by an Authorized Dealer, Service Organization or other financial intermediary to its customer accounts in connection with investments in the Funds.

      Occasionally, statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a Fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

      From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return;
(m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) the Russell 1000 Value Index; (p) the Russell 1000 Growth Index-Total Return; (q) the Value-Line Composite-Price Return; (r) the Wilshire 4500 Index; (s) the FT-Actuaries Europe and Pacific Index; (t) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including the EAFE Indices, the Morgan Stanley Capital International Combined Asia ex Japan Free Index and the Morgan Stanley Capital International Emerging Markets Free Index), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; (w) information produced by Micropal, Inc.; and (x) The Toykyo Price Index. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

      Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

      o     cost associated with aging parents;

      o funding a college education (including its actual and estimated cost);

      o     health care expenses (including actual and projected expenses);

      o long-term disabilities (including the availability of, and coverage provided by, disability insurance);

      o retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

      o asset allocation strategies and the benefits of diversifying among asset classes;

      o     the benefits of international and emerging market investments;

      o     the effects of inflation on investing and saving;

      o the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

      o measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

      o the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

      o the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

      o total stock market capitalizations of specific countries and regions on a global basis;

      o     performance of securities markets of specific countries and regions;
            and

      o value of a dollar amount invested in a particular market or type of security over different periods of time.

      In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

      The CORE Large Cap Growth Fund commenced operations on May 1, 1997. The performance information shown below for periods before that date is for a predecessor separate account managed by the Investment Adviser which converted into Class A Shares as of the commencement date. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund during its initial year of operation. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Service Plans) imposed and other operating expenses. Total return quotations are calculated pursuant to the methodology prescribed by the SEC for standardized performance calculations. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Investment Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

      The Service Shares of Balanced, Capital Growth, Small Cap Value, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth and International Equity Funds commenced operations on August 15, 1997, August 15, 1997, August 15, 1997, March 6, 1996, June 7, 1996, May 1, 1997 and March 6, 1996, respectively. The Service Shares of these Funds had no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, each of these Funds has adopted the performance records of its respective Class A Shares from that class's inception date (October 12, 1994, April 20, 1990, October 22, 1992, February 5, 1993, May 24, 1991, May 1, 1997
and December 1, 1992 respectively) to the inception dates of Service Shares stated above. Quotations of performance data of these Funds relating to this period include the performance record of the applicable Class A Shares (excluding the impact of any applicable front-end sales charge). The performance records of the applicable Class A Shares reflect the expenses incurred by the Funds. These expenses include asset-based charges (i.e., fees under Distribution and Service Plans) and other operating expenses. Total return quotations are calculated pursuant to SEC-approved methodology.

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                          (AVERAGE ANNUAL TOTAL RETURN)

                                                                                                             Assuming no voluntary
                                                                                                             waiver of fees and no
                                                                                                             expense reimbursements
                                                                                                             ----------------------

                                                                                Assumes                      Assumes
                                                                                Maximum                      maximum
                                                                                Applicable     Assumes       Applicable    Assumes
                                                                                Sales          no sales      sales         no sales
Fund                   Class           Time Period                              Charge**       Charge        Charge**      Charge
----                   -----           -----------                              --------       ------        --------      ------
Balanced Fund          A               10/12/94-1/31/99 - Since inception        14.17%        15.68%        12.91%        14.40%
Balanced Fund          A               2/1/98-1/31/99 - One year                 (1.77)%        3.94%        (2.17)%        3.52%
Balanced Fund          B               5/1/96-1/31/99 - Since inception          11.90%        12.96%        11.65%        12.71%
Balanced Fund          B               2/1/98-1/31/99 - One year                 (1.97)%        3.15%        (2.21)%        2.91%
Balanced Fund          C               8/15/97-1/31/99 - Since inception          3.86%         3.86%         3.60%         3.60%
Balanced Fund          C               2/1/98-1/31/99 - One year                  2.12%         3.14%         1.89%         2.91%
Balanced Fund          Institutional   8/15/97-1/31/99 - Since inception           N/A          4.93%          N/A          4.60%
Balanced Fund          Institutional   2/1/98-1/31/99 - One year                   N/A          4.25%          N/A          4.03%
Balanced Fund          Service         10/12/94-1/31/99 - Since inception          N/A         15.60%          N/A         14.39%
Balanced Fund          Service         2/1/98-1/31/99 - One Year                   N/A          3.80%          N/A          3.57%

Growth and Income      A               2/5/93-1/31/99 - Since inception          14.18%        15.26%        13.63%        14.71%
Growth and Income      A               2/1/94-1/31/99 - Five years               14.36%        15.67%        14.15%        15.45%
Growth and Income      A               2/1/98-1/31/99 - One year                (10.60)%       (5.40)%      (10.69)%       (5.49)%
Growth and Income      B               5/1/96-1/31/99 - Since inception          12.22%        13.30%        12.22%        13.30%
Growth and Income      B               2/1/98-1/31/99 - One year                (10.77)%       (6.07)%      (10.77)%       (6.07)%
Growth and Income      C               8/15/97-1/31/99 - Since inception         (3.89)%       (3.89)%       (3.89)%       (3.89)%
Growth and Income      C               2/1/98-1/31/99 - One year                 (7.06)%       (6.12)%       (7.06)%       (6.12)%
Growth and Income      Institutional   6/3/96-1/31/99 - Since inception            N/A         14.22%          N/A         14.20%
Growth and Income      Institutional   2/1/98-1/31/99 - One year                   N/A         (5.00)%         N/A         (5.00)%
Growth and Income      Service         2/5/93-1/31/99 - Since inception            N/A         15.22%          N/A         14.75%
Growth and Income      Service         2/1/94-1/31/99 - Five years                 N/A         15.62%          N/A         15.50%
Growth and Income      Service         8/1/97-1/31/99 - One year                   N/A         (5.44)%         N/A         (5.44)%

CORE Large Cap Value   A               12/31/98-1/31/99 - Since inception*       (4.06)%        1.50%        (4.64)%        0.89%
CORE Large Cap Value   B               12/31/98-1/31/99 - Since inception*       (3.50)%        1.50%        (4.64)%        0.89%
CORE Large Cap Value   C               12/31/98-1/31/99 - Since inception*        0.50%         1.50%        (4.64)%        0.89%
CORE Large Cap Value   Institutional   12/31/98-1/31/99 - Since inception*         N/A          1.60%          N/A          0.99%
CORE Large Cap Value   Service         12/31/98-1/31/99 - Since inception*         N/A          1.60%          N/A          0.99%

CORE U.S. Equity       A               5/24/91-1/31/99 - Since inception         16.64%        17.49%        16.39%        17.24%
CORE U.S. Equity       A               2/1/94-1/31/99 - Five years               20.51%        21.89%        20.28%        21.66%

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                          (AVERAGE ANNUAL TOTAL RETURN)

                                                                                                             Assuming no voluntary
                                                                                                             waiver of fees and no
                                                                                                             expense reimbursements
                                                                                                             ----------------------

                                                                                 Assumes                     Assumes
                                                                                 Maximum                     maximum
                                                                                 Applicable    Assumes       Applicable    Assumes
                                                                                 Sales         no sales      sales         no sales
Fund                    Class           Time Period                              Charge**      Charge        Charge**      Charge
----                    -----           -----------                              --------      ------        --------      ------
CORE U.S. Equity        A               2/1/98-1/31/99 - One year                19.91%        26.89%        19.75%        26.73%
CORE U.S. Equity        B               5/1/96-1/31/99 - Since inception         24.39%        25.25%        24.32%        25.18%
CORE U.S. Equity        B               2/1/98-1/31/99 - One year                21.08%        26.19%        20.90%        26.01%
CORE U.S. Equity        C               8/15/97-1/31/99 - Since inception        21.05%        21.05%        20.85%        20.85%
CORE U.S. Equity        C               2/1/98-1/31/99 - One year                25.17%        26.19%        24.97%        25.99%
CORE U.S. Equity        Institutional   6/15/95-1/31/99 - Since inception          N/A         27.30%          N/A         27.05%
CORE U.S. Equity        Institutional   2/1/98-1/31/99 - One year                  N/A         27.65%          N/A         27.48%
CORE U.S. Equity        Service         5/24/91-1/31/99 - Since inception          N/A         17.54%          N/A         17.25%
CORE U.S. Equity        Service         2/1/94-1/31/99 - Five years                N/A         21.96%          N/A         21.66%
CORE U.S. Equity        Service         2/1/98-1/31/99 - One year                  N/A         27.00%          N/A         26.58%

CORE Large Cap Growth   A               11/11/91-1/31/99 - Since inception       21.83%        22.81%        21.56%        22.54%
CORE Large Cap Growth   A               2/1/94-1/31/99 - Five years              25.81%        27.31%        25.41%        26.91%
CORE Large Cap Growth   A               2/1/98-1/31/99 - One year                27.64%        35.10%        27.00%        34.43%
CORE Large Cap Growth   B               5/1/97-1/31/99 - Since inception         31.21%        33.11%        30.23%        32.13%
CORE Large Cap Growth   B               2/1/98-1/31/99 - One year                29.07%        34.07%        28.54%        33.54%
CORE Large Cap Growth   C               8/15/97-1/31/99- Since inception         25.90%        25.90%        25.08%        25.08%
CORE Large Cap Growth   C               2/1/98-1/31/99 - One year                33.04%        34.04%        33.52%        33.52%
CORE Large Cap Growth   Institutional   11/11/91-1/31/99 - Since inception         N/A         22.88%          N/A         22.66%
CORE Large Cap Growth   Institutional   2/1/94-1/31/99 - Five years                N/A         27.41%          N/A         27.08%
CORE Large Cap Growth   Institutional   2/1/98-1/31/99 - One year                  N/A         35.54%          N/A         35.05%
CORE Large Cap Growth   Service         11/11/91-1/31/99 - Since inception         N/A         22.75%          N/A         22.53%
CORE Large Cap Growth   Service         2/1/94-1/31/99 - Five years                N/A         27.22%          N/A         26.89%
CORE Large Cap Growth   Service         2/1/98-1/31/99 - One year                  N/A         34.85%          N/A         34.36%

CORE Small Cap Equity   A               8/15/97-1/31/99 - Since inception        (2.37)%        1.46%        (3.67)%        0.11%
CORE Small Cap Equity   A               2/1/98-1/31/99 - One year                (9.29)%       (3.97)%       (9.94)%       (4.66)%
CORE Small Cap Equity   B               8/15/97-1/31/99 - Since inception        (1.97)%        0.78%        (3.16)%       (0.41)%
CORE Small Cap Equity   B               2/1/98-1/31/99 - One year                (9.41)%       (4.64)%      (10.01)%       (5.24)%
CORE Small Cap Equity   C               8/15/97-1/31/99 - Since inception         0.85%         0.85%        (0.35)%       (0.35)%
CORE Small Cap Equity   C               2/1/98-1/31/99 - One year                (5.59)%       (4.64)%       (6.19)%       (5.24)%
CORE Small Cap Equity   Institutional   8/15/97-1/31/99 - Since inception          N/A          1.83%          N/A          0.63%

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                          (AVERAGE ANNUAL TOTAL RETURN)

                                                                                                             Assuming no voluntary
                                                                                                             waiver of fees and no
                                                                                                             expense reimbursements
                                                                                                             ----------------------

                                                                                  Assumes                    Assumes
                                                                                  Maximum                    maximum
                                                                                  Applicable    Assumes      Applicable   Assumes
                                                                                  Sales         no sales     sales        no sales
Fund                        Class           Time Period                           Charge**      Charge       Charge**     Charge
----                        -----           -----------                           --------      ------       --------     ------
CORE Small Cap Equity       Institutional   2/1/98-1/31/99 - One Year                N/A        (3.64)%        N/A        (4.23)%
CORE Small Cap Equity       Service         8/15/97-1/31/99 - Since inception        N/A         1.45%         N/A         0.19%
CORE Small Cap Equity       Service         2/1/98-1/31/99 - One year                N/A        (4.07)%        N/A        (4.67)%

CORE International Equity   A               8/15/97-1/31/99 - Since inception      (3.73)%       0.05%       (5.01)%      (1.28)%
CORE International Equity   A               2/1/98-1/31/99 - One year               2.38%        8.37%        2.00%        7.97%
CORE International Equity   B               8/15/97-1/31/99 - Since inception      (3.08)%      (0.34)%      (4.30)%      (1.56)%
CORE International Equity   B               2/1/98-1/31/99 - One year               3.04%        8.03%        2.69%        7.68%
CORE International Equity   C               8/15/97-1/31/99 - Since inception      (0.27)%      (0.27)%      (1.49)%      (1.49)%
CORE International Equity   C               2/1/98-1/31/99 - One year               7.03%        8.03%        6.67%        7.67%
CORE International Equity   Institutional   8/15/97-1/31/99 - Since inception        N/A         0.72%         N/A        (0.50)%
CORE International Equity   Institutional   2/1/98-1/31/99 - One year                N/A         9.20%         N/A         8.86%
CORE International Equity   Service         8/15/97-1/31/99 - Since inception        N/A         0.25%         N/A        (1.03)%
CORE International Equity   Service         2/1/98-1/31/99 - One year                N/A         8.74%         N/A         8.38%

Capital Growth              A               4/20/90-1/31/99 - Since inception      19.15%       19.92%       18.85%       19.62%
Capital Growth              A               2/1/94-1/31/99 - Five years            20.99%       22.36%       20.75%       22.13%
Capital Growth              A               2/1/98-1/31/99 - One year              27.15%       34.58%       26.94%       34.36%
Capital Growth              B               51/96-1/31/99 - Since inception        28.89%       29.83%       29.02%       29.96%
Capital Growth              B               2/1/98-1/31/99 - One year              28.42%       33.60%       28.37%       33.55%
Capital Growth              C               8/15/97-1/31/99 - Since inception      29.06%       29.06%       29.02%       29.02%
Capital Growth              C               2/1/98-1/31/99 - One year              32.52%       33.55%       32.47%       33.50%
Capital Growth              Institutional   8/15/97-1/31/99 - Since inception        N/A        30.42%         N/A        30.39%
Capital Growth              Institutional   2/1/98-1/31/99 - One year                N/A        35.02%         N/A        35.01%
Capital Growth              Service         4/20/90-1/31/99 - Since inception        N/A        19.89%         N/A        19.62%
Capital Growth              Service         2/1/94-1/31/99 - Five years              N/A        22.33%         N/A        22.13%
Capital Growth              Service         2/1/98-1/31/99 - One year                N/A        34.34%         N/A        34.32%

Strategic Growth            A               5/24/99-8/31/99 - Since Inception
Strategic Growth            B               5/24/99-8/31/99 - Since Inception
Strategic Growth            C               5/24/99-8/31/99 - Since Inception

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                          (AVERAGE ANNUAL TOTAL RETURN)

                                                                                                          Assuming no voluntary
                                                                                                          waiver of fees and no
                                                                                                          expense reimbursements
                                                                                                          ----------------------

                                                                              Assumes                     Assumes
                                                                              Maximum                     maximum
                                                                              Applicable    Assumes       Applicable    Assumes
                                                                              Sales         no sales      sales         no sales
Fund                   Class           Time Period                            Charge**      Charge        Charge**      Charge
----                   -----           -----------                            --------      ------        --------      ------
Strategic Growth       Institutional   5/24/99-8/31/99 - Since Inception
Strategic Growth       Service         5/24/99-8/31/99 - Since Inception

Growth Opportunities   A               5/24/99-8/31/99 - Since Inception
Growth Opportunities   B               5/24/99-8/31/99 - Since Inception
Growth Opportunities   C               5/24/99-8/31/99 - Since Inception
Growth Opportunities   Institutional   5/24/99-8/31/99 - Since Inception
Growth Opportunities   Service         5/24/99-8/31/99 - Since Inception

Mid Cap Value          A               8/15/97-1/31/99 - Since inception       (8.73)%       (5.12)%       (8.81)%       (5.21)%
Mid Cap Value          A               2/1/98-1/31/99 - One year              (15.41)%      (10.48)%      (15.48)%      (10.55)%
Mid Cap Value          B               8/15/97-1/31/99 - Since inception       (8.29)%       (5.70)%       (8.38)%       (5.79)%
Mid Cap Value          B               2/1/98-1/31/99 - One year              (15.51)%      (11.07)%      (15.58)%      (11.14)%
Mid Cap Value          C               8/15/97-1/31/99 - Since inception       (5.62)%       (5.61)%       (5.71)%       (5.70)%
Mid Cap Value          C               2/1/98-1/31/99 - One year              (11.92)%      (11.03)%      (11.99)%      (11.10)%
Mid Cap Value          Institutional   8/1/95-1/31/99 - Since inception          N/A         13.96%          N/A         13.86%
Mid Cap Value          Institutional   2/1/98-1/31/99 - One year                 N/A        (10.07)%         N/A        (10.14)%
Mid Cap Value          Service         7/18/97-1/31/99 - Since inception         N/A         (3.17)%         N/A         (3.26)%
Mid Cap Value          Service         2/1/98-1/31/99 - One year                 N/A        (10.48)%         N/A        (10.56)%

International Equity   A               12/1/92-1/31/99 - Since inception       10.96%        11.98%        10.78%        11.80%
International Equity   A               2/1/94-1/31/99 - Five years              8.27%         9.50%         8.14%         9.37%
International Equity   A               2/1/98-1/31/99 - One year                9.96%        16.39%         9.87%        16.29%
International Equity   B               5/1/96-1/31/99 - Since inception         9.41%        10.47%         9.45%        10.51%
International Equity   B               2/1/98-1/31/99 - One year               10.53%        15.80%        10.45%        15.72%
International Equity   C               8/15/97-1/31/99 - Since inception        5.96%         5.96%         5.86%         5.86%
International Equity   C               2/1/98-1/31/99 - One year               14.65%        15.70%        14.59%        15.64%
International Equity   Institutional   2/7/96-1/31/99 - Since inception          N/A         13.86%          N/A         13.76%
International Equity   Institutional   2/1/98-1/31/99 - One year                 N/A         17.09%          N/A         16.99%
International Equity   Service         12/1/92-1/31/99 - Since inception         N/A         12.04%          N/A         11.87%
International Equity   Service         2/1/94-1/31/99 - Five years               N/A          9.57%          N/A          9.45%
International Equity   Service         2/1/98-1/31/99 - One year                 N/A         16.49%          N/A         16.39%

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                          (AVERAGE ANNUAL TOTAL RETURN)

                                                                                                             Assuming no voluntary
                                                                                                             waiver of fees and no
                                                                                                             expense reimbursements
                                                                                                             ----------------------

                                                                                   Assumes                   Assumes
                                                                                   Maximum                   maximum
                                                                                   Applicable   Assumes      Applicable   Assumes
                                                                                   Sales        no sales     sales        no sales
Fund                           Class           Time Period                         Charge**     Charge       Charge**     Charge
----                           -----           -----------                         --------     ------       --------     ------
Small Cap Value                A               10/22/92-1/31/99 - Since inception    8.83%        9.81%        8.57%        9.55%
Small Cap Value                A               2/1/94-1/31/99 - Five years           2.10%        3.26%        1.90%        3.05%
Small Cap Value                A               2/1/98-1/31/99 - One year           (21.92)%     (17.37)%     (22.11)%     (17.58)%
Small Cap Value                B               5/1/96-1/31/99 - Since inception      1.80%        2.93%        1.80%        2.93%
Small Cap Value                B               2/1/98-1/31/99 - One year           (22.10)%     (18.00)%     (22.13)%     (18.03)%
Small Cap Value                C               8/15/97-1/31/99 - Since inception    (9.32)%      (9.32)%      (9.34)%      (9.34)%
Small Cap Value                C               2/1/98-1/31/99 - One year           (18.73)%     (17.91)%     (18.76)%     (17.94)%
Small Cap Value                Institutional   8/15/97-1/31/99 - Since inception      N/A        (8.35)%        N/A        (8.38)%
Small Cap Value                Institutional   2/1/98-1/31/99 - One year              N/A       (17.04)%        N/A       (17.08)%
Small Cap Value                Service         10/22/92-1/31/99 - Since inception     N/A         9.80%         N/A         9.61%
Small Cap Value                Service         2/1/94-1/31/99 - Five years            N/A         3.25%         N/A         3.12%
Small Cap Value                Service         2/1/98-1/31/99 - One year              N/A       (17.41)%        N/A       (17.46)%

European Equity                A               10/1/98-1/31/99 - Since inception*   15.31%       22.00%       14.93%       21.61%
European Equity                B               10/1/98-1/31/99 - Since inception*   16.90%       21.90%       16.51%       21.51%
European Equity                C               10/1/98-1/31/99 - Since inception*   21.00%       22.00%       20.61%       21.61%
European Equity                Institutional   10/1/98-1/31/99 - Since inception*     N/A        22.30%         N/A        21.90%
European Equity                Service         10/1/98-1/31/99 - Since inception*     N/A        22.00%         N/A        21.51%

Japanese Equity Fund           A               5/1/98-1/31/99 - Since inception*     4.54%       10.60%        2.53%        8.49%
Japanese Equity Fund           B               5/1/98-1/31/99 - Since inception*     5.30%       10.30%        3.19%        8.19%
Japanese Equity Fund           C               5/1/98-1/31/99 - Since inception*     9.40%       10.40%        7.29%        8.29%
Japanese Equity Fund           Institutional   5/1/98-1/31/99 - Since inception*      N/A        11.06%         N/A         8.97%
Japanese Equity Fund           Service         5/1/98-1/31/99 - Since inception*      N/A        10.43%         N/A         8.31%

International Small Cap Fund   A               5/1/98-1/31/99 - Since inception*     0.38%        6.20%       (0.84)%       4.92%
International Small Cap Fund   B               5/1/98-1/31/99 - Since inception*     1.10%        6.10%        2.38%        4.82%
International Small Cap Fund   C               5/1/98-1/31/99 - Since inception*     5.10%        6.10%        3.82%        4.82%
International Small Cap Fund   Institutional   5/1/98-1/31/99 - Since inception*      N/A         6.67%         N/A         5.41%
International Small Cap Fund   Service         5/1/98-1/31/99 - Since inception*      N/A         6.10%         N/A         4.83%

                                  INTRODUCTION
                           VALUE OF $1,000 INVESTMENT
                          (AVERAGE ANNUAL TOTAL RETURN)

                                                                                                            Assuming no voluntary
                                                                                                            waiver of fees and no
                                                                                                            expense reimbursements
                                                                                                            ----------------------

                                                                                Assumes                     Assumes
                                                                                Maximum                     maximum
                                                                                Applicable    Assumes       Applicable    Assumes
                                                                                Sales         no sales      sales         no sales
Fund                      Class           Time Period                           Charge**      Charge        Charge**      Charge
----                      -----           -----------                           --------      ------        --------      ------
Emerging Markets Equity   A               12/15/97-1/31/99 - Since inception    (27.67)%      (23.97)%      (28.30)%      (24.63)%
Emerging Markets Equity   A               2/1/98-1/31/99 - One Year             (28.45)%      (24.32)%      (28.78)%      (24.66)%
Emerging Markets Equity   B               12/15/97-1/31/99 - Since inception    (26.83)%      (24.14)%      (27.49)%      (24.80)%
Emerging Markets Equity   B               2/1/98-1/31/99 - One Year             (28.28)%      (24.51)%      (28.61)%      (24.84)%
Emerging Markets Equity   C               12/15/97-1/31/99 - Since inception    (24.00)%      (24.00)%      (24.66)%      (24.66)%
Emerging Markets Equity   C               2/1/98-1/31/99 - One Year             (25.18)%      (24.43)%      (25.51)%      (24.76)%
Emerging Markets Equity   Institutional   12/15/97-1/31/99 - Since inception       N/A        (23.32)%         N/A        (23.99)%
Emerging Markets Equity   Institutional   2/1/98-1/31/99 - One Year                N/A        (23.66)%         N/A        (24.02)%
Emerging Markets Equity   Service         12/15/97-1/31/99 - Since inception       N/A        (25.62)%         N/A        (25.80)%
Emerging Markets Equity   Service         2/1/98-1/31/99 - One Year                N/A        (26.17)%         N/A        (25.98)%

Asia Growth               A               7/8/94-1/31/99 - Since inception      (12.77)%      (11.68)%      (13.02)%      (11.93)%
Asia Growth               A               2/1/98-1/31/99 - One year             (12.18)%       (7.04)%      (12.66)%       (7.56)%
Asia Growth               B               5/1/96-1/31/99 - Since inception      (26.24)%      (25.42)%      (26.34)%      (25.52)%
Asia Growth               B               2/1/98-1/31/99 - One year             (12.20)%       (7.58)%      (12.68)%       (8.06)%
Asia Growth               C               8/15/97-1/31/99 - Since inception     (38.58)%      (38.58)%      (38.84)%      (38.84)%
Asia Growth               C               2/1/98-1/31/99 - One Year              (8.29)%       (7.36)%       (8.76)%       (7.83)%
Asia Growth               Institutional   2/2/96-1/31/99 - Since inception         N/A        (21.69)%         N/A        (21.89)%
Asia Growth               Institutional   2/1/98-1/31/99 - One year                N/A         (6.28)%         N/A         (6.78)%



--------------------------
All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.
** Total return reflects a maximum initial sales charge of 5.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Prior to the date of this Additional Statement, no shares of the Strategic Growth or Growth Opportunities Funds had been offered.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

      The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

      In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

      A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

      Total return will be calculated separately for each class of shares in existence. Because each class of shares is subject to different expenses, total return with respect to each class of shares of a Fund will differ.

                               SHARES OF THE TRUST


      The Funds, except the CORE International Equity, CORE Small Cap Equity, CORE Large Cap Value, CORE Large Cap Growth, Strategic Growth, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds, were reorganized on April 30, 1997 from series of a Maryland corporation to part of Goldman Sachs Trust, a Delaware business trust, established by a Declaration of Trust dated January 28, 1997.


      The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of each of the Funds into five classes: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

      Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by different share classes. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. With limited exceptions, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Shareholder Guide" in the Prospectus.

      Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund under a Plan for services provided to the institution's customers.

      Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.


      Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution and service fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares (0.50% with respect to the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets and Asia Growth Funds). With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Services Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on "service fees" imposed by the NASD.


      Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

      Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc.

and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

      It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

      Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

      When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights.

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Balanced Fund - Edward Jones & Co.
Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (51.86%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Growth and Income Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (40.46%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE Large Cap Value Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (22.51%); State Street Bank and Trust Company - FBO Goldman Sachs Growth and Income Strategy, P.O. Box 1713, Boston, MA 02105-1713 (21.28%); State Street Bank and Trust Company - Goldman Sachs Growth Strategy, P.O. Box 1713, Boston, MA 02105-1713 (18.12%); BSC As Agent For Alpha Mutual Ins
- Savings and PS Plan, 1375 Peachtree Street NE, Suite 300, Atlanta, GA 30309-3112 (15.70%); and Resources Trust Company - FBO Various Customers, 8051
E. Maplewood Ave, Englewood, CO 80111-4757 (13.52%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE U.S. Equity Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (22.29%); and State Street Bank and Trust Company - GS Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 (14.08%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE Large Cap Growth Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (8.54%); State Street Bank and Trust Company - Goldman Sachs Growth and Income Strategy, P.O. Box 1713, Boston, MA 02105-1713 (8.07%); State Street Bank and Trust Company - FBO Goldman Sachs Growth and Income Strategy, P.O. Box 1713, Boston, MA 02105-1713 (6.87%); BSC As Agent For Alfa Mutual Ins - Saving and PS Plan, 1375 Peachtree Street NE, Suite 300, Atlanta, GA 30309-3112 (5.95%); and Resources Trust Company - FBO Various Customers, 8051 E. Maplewood Ave, Englewood, CO 80111-4757 (5.13%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE Small Cap Equity Fund - State Street Bank and Trust Company - FBO Goldman Sachs Growth and Income Strategy, P.O. Box 1713, Boston, MA 02105-1713 (12.90%); State Street Bank and Trust Company - Goldman Sachs Growth Strategy, P.O. Box 1713, Boston, MA 02105-1713 (11.12%); Resources Trust Company - FBO Various Customers, 8051 E. Maplewood Ave, Englewood, CO 80111-4757 (7.99%); State Street Bank and Trust Company - Goldman Sachs Aggressive Growth Strategy, P.O. Box 1713, Boston, MA 02105-1713 (5.53%); and Huntington Hospital Pension Fund, Attention: J Ronald Gaudreault, 270 Park Avenue, Huntington, NY 11743-2799 (5.00%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE International Equity Fund - State Street Bank and Trust Company - FBO Goldman Sachs Growth and Income Strategy, P.O. Box 1713, Boston, MA 02105-1713 (24.58%); State Street Bank and Trust Company - Goldman Sachs Growth Strategy Omnibus A/C, P.O. Box 1713, Boston, MA 02105-1713 (21.96%); Resources Trust Company - FBO Various Customers, 8051 E. Maplewood Ave, Englewood, CO 80111-4757 (14.98%); State Street Bank and Trust Company - Goldman Sachs Aggressive Growth Strategy Omnibus A/C, P.O. Box 1713, Boston, MA 02105-1713 (9.20%); and State Street Bank and Trust Company - FBO Goldman Sachs Income Strategy, P.O. Box 1713, Boston, MA 02105-1713 (5.59%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Capital Growth Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (17.26%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Mid Cap Value Fund - State Street Bank and Trust Company - GS Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 (61.28%); and Edward Jones & Co.,
Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (7.41%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the International Equity Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (21.21%); and Merrill Lynch Pierce Fenner & Smith - For the Sole Benefit of It's Customers, Attention: Service Team SEQ #97PSO, 4800 Deer Lake Drive East 3rd Floor, Jackson, FL 32246-6484.

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Small Cap Value Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (29.14%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the European Equity Fund - Goldman Sachs & Co. - FBO Acct #010100683, C/O Mutual Fund Ops, 85 Broad Street, New York, NY 10004-2434; and Goldman Sachs Seed Account, Attention: Darin Pritchett, 4900 Sears Tower, Chicago, IL 50505-6391.

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Japanese Equity Fund - The Goldman Sachs Group LP - Seed Account, Attention: Karen Yost, 85 Broad Street, 10th Floor, New York, NY 10004-2434 (39.95%); Abdulla Omran, NAJD 16 Roedean Way, England (15.62%); and Ola Omran, NAJD 16 Roedean Way, England.

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the International Small Cap Fund - State Street Bank and Trust Company - FBO Goldman Sachs Growth & Income, P.O. Box 1713, Boston, MA 02105-1713 (11.60%); Goldman Sachs & Co. - FBO Account #029049525, C/O Mutual Funds Ops, 85 Broad Street, New York, NY 10004-2456 (10.14%); State Street Bank and Trust Company - FBO Goldman Sachs Growth Strategy, P.O. Box 1713, Boston, MA 02105-1713 (9.92%); Resources Trust Company
- FBOVarious Customers, 8051 E. Maplewood Avenue, Englewood, CO 80111-4757 (7.00%); Goldman Sachs & Co. - FBO Account 003001435, 85 Broad Street, New York, NY 10004-2456 (7.06%); State Street Bank and Trust Company - FBO Goldman Sachs Aggressive Growth Strategy, P.O. Box 1713, Boston, MA 02105-1713 (5.90%); and Goldman Sachs & Co. - FBO Account #002045250, 85 Broad Street, New York, NY 10004-2456 (5.22%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Emerging Markets Equity Fund - University of Texas Board of Regents, Attention: Security Operations, P.O. Box 2033, Austin, TX 78768-2033 (12.69%); Pennsylvania Public School - Employees Retirement System, Attention: Brian Carl, P.O. Box 125, Harrisburg, PA 17108-0125 (11.98%); State Street Bank and Trust Company - FBO Goldman Sachs Growth and Income Strategy, P.O. Box 1713, Boston, MA 02105-1713 (11.69%); State Street Bank and Trust Company - FBO Goldman Sachs Growth Strategy, P.O. Box 1713, Boston, MA 02105 (10.00%); and Resources Trust Company - FBO Various Customers, 8051 E. Maplewood Avenue, Englewood, CO 80111-4757 (6.67%).

      As of May 5, 1999 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Asia Growth Fund - Edward Jones & Co., Attention: Mutual Fund Shareholder, 201 Progress Pkwy, Maryland Heights, MO 63043-3009 (22.44%); State Street Bank and Trust Company - FBO Goldman Sachs Employee Pension Plan, Attention: Jennifer Consigli, 200 Newport Avenue, North Quincy, MA 02170-1742 (8.38%); and Collins Emerging Markets LLC, Attention Fund Administration, 840 Newport Center Drive, Newport Beach, CA 92660-6310 (5.74%).


      The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. In addition, Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

      The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

      The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated
(i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

      The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust, series or its respective shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

      The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

      The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholder; (ii) that is required by law to be approved by shareholders;
(iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.

      The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to any other series or class.

Shareholder and Trustee Liability

      Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

      In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

      The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                                    TAXATION

      The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


General


      Each Fund is a separate taxable entity. The Strategic Growth and Growth Opportunities Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

      Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

      If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE

International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.


      In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. At January 31, 1999 the following Funds had capital loss carry forwards approximating the amount indicated for federal tax purposes, expiring in the year indicated: Balanced Fund, $2,357,000 (expires 2006); Growth and Income Fund, $45,955,000 (expires 2006); CORE Large Cap Growth Fund, $18,495,000 (expires 2006); CORE Small Cap Equity, $19,364,000 (expires 2006); CORE International Equity Fund, $14,803,548 (expires 2006); Mid Cap Value Fund, $25,324,000 (expires 2006); Small Cap Value Fund, $9,630,000 (expires 2007);
Japanese Equity Fund, $103,000 (expires 2006); International Small Cap Fund, $15,000 (expires 2006); Emerging Markets Equity, $33,647,000 (expires 2006); and Asia Growth, $93,204,000 (expires 2006). These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

      Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

      Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

      A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

      Each Fund (other than CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

      If the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

      If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

      Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

      If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include each year certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

      Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.


Taxable U.S. Shareholders - Distributions


For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

      Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Such long-term capital gain will be taxed at a maximum rate of 20%. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.


Taxable U.S. Shareholders - Sale of Shares


      When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital, and treated as long-term if the shareholder's holding period is more than one year, and short-term otherwise. In general, the maximum long-term capital gain rate will be 20% for capital gains on assets held more than one year. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

      Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are waiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfer to Minors Act, the TIN of the minor should be furnished.


Non-U.S. Shareholders


      The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

      Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

      Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.


State and Local


      Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

      The audited financial statements and related reports of Arthur Andersen LLP, independent public accountants, contained in each Fund's 1999 Annual Report are hereby incorporated by reference. A copy of the annual reports may be obtained without charge by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman, Sachs & Co., at the telephone number on the back cover of each Fund's prospectus. No other part of the Annual Reports are incorporated herein by reference.

                                OTHER INFORMATION

      Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

      The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

      As stated in the Prospectuses, the Trust may authorize Service Organizations and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. Certain Service Organizations or institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

      The Investment Adviser, Distributor and/or their affiliates may pay, out of their own assets, compensation to Authorized Dealers, Service Organization and other financial intermediaries ("Intermediaries") for the sale and distribution of Shares of the Funds and/or for the servicing of those shares. These payments ("Additional Payments") would be in addition to the payments by the Funds described in the Funds' Prospectus and this Additional Statement for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to Intermediaries as set forth in the Prospectus. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Investment Adviser, Distributor and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable NASD regulations.

      In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

      The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                         DISTRIBUTION AND SERVICE PLANS
            (Class A Shares, Class B Shares and Class C Shares Only)

      Distribution and Service Plans. As described in the Prospectus, the Trust has adopted, on behalf of Class A, Class B and Class C Shares of each Fund, distribution and service plans (each a "Plan") pursuant to Rule 12b-1 under the Act. See "Shareholder Services" in the Prospectus.

      The Plans for each Fund were most recently approved on April 27, 1999 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans, cast in person at a meeting called for the purpose of approving the Plans.


      The compensation for distribution services payable under a Plan may not exceed 0.25%, 0.75% and 0.75%, per annum of a Fund's average daily net assets attributable to Class A, Class B and Class C Shares respectively, of such Fund. Under the Plans for Class A (CORE International Equity, International Equity, European Equity, Japanese Equity, International Small Cap, Emerging Markets Equity and Asia Growth only), Class B and Class C Shares, Goldman Sachs is also entitled to received a separate fee for personal and account maintenance services equal to an annual basis of 0.25% of each Fund's average daily net assets attributable to Class A, Class B or Class C Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on "service fees" imposed by the NASD.


      Each Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements. The distribution fees received by Goldman Sachs under the Plans and contingent deferred sales charge on Class A, Class B and Class C Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class A, Class B and Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class A, Class B and Class C Shares.

      Under each Plan, Goldman Sachs, as distributor of each Fund's Class A, Class B and Class C Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures were made.

      The Plans will remain in effect until May 1, 2000 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans. The Plans may not be amended to increase materially the amount of distribution compensation without approval of a majority of the outstanding Class A, Class B or Class C Shares of the affected Fund and share class. All material amendments of a Plan must also be approved by the Trustees of the Trust in the manner described above. A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the Class A, Class B or Class C Shares, respectively, of the applicable Fund and share class. If a Plan was terminated by the Trustees of the Trust and no successor plan was adopted, the Fund would cease to make payments to Goldman Sachs under the Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. So long as a Plan is in effect, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Funds and their Class A, Class B and Class C Shareholders.

      The following chart shows the: 1) distribution and service fees paid to Goldman Sachs for the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, and 2) distribution fees paid to Goldman Sachs for the fiscal years ended January 31, 1998 and January 31, 1997 by each applicable Fund then in existence pursuant to the Class A Plan:

                                Fiscal period     Fiscal year    Fiscal year   Fiscal year
                                     ended          ended          ended         ended
                                   August 31,     January 31,    January 31,   January 31,
                                     1999            1999           1998          1997
                                -------------     -----------    ----------    -----------
Balanced Fund                                     $  466,990     $        0     $      0
Growth and Income Fund                             4,004,764        723,634      139,025
CORE Large Cap Value Fund(1)                             579            N/A          N/A
CORE U.S. Equity Fund                              1,963,368        720,025      363,264
CORE Large Cap Growth Fund(1)                        270,829              0          N/A
CORE Small Cap Equity Fund(1)                         81,416          1,380          N/A
CORE International Equity Fund(1)                    208,905          2,751          N/A
Capital Growth Fund                                3,953,381              0            0
Strategic Growth Fund(1)                                 N/A            N/A          N/A
Growth Opportunities Fund(1)                             N/A            N/A          N/A
Mid Cap Value Fund(1)                                449,380         67,478          N/A
International Equity Fund                          4,032,788      1,416,253      900,274
Small Cap Value Fund                                 872,585              0            0
Large Cap Value Fund(2)                                  N/A            N/A          N/A
European Equity Fund(1)                               66,759            N/A          N/A
Japanese Equity Fund(1)                               19,466            N/A          N/A
International Small Cap Fund(1)                       62,146            N/A          N/A
Emerging Markets Equity Fund(1)                      226,631          3,381          N/A
Asia Growth Fund                                     349,621        431,390      526,448

----------

1. The Class A Share class of CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Value, Strategic Growth, Growth Opportunities, European Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds commenced operations on December 31, 1998, May 1, 1997, August 15, 1997, August 15, 1997, August 15, 1997, May 24, 1999, May
24, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and December 15, 1997,
respectively.

2. During the periods shown, no shares of Large Cap Value Fund were offered.

      The following chart shows the: 1) distribution and service fees that would have been paid to Goldman Sachs for the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, and 2) distribution fees that would have been paid to Goldman Sachs for the fiscal years ended January 31, 1998 and January 31, 1997 by each applicable Fund then in existence pursuant to the Class A Plan, without the voluntary limitations then in effect:

                                Fiscal period     Fiscal year    Fiscal year   Fiscal year
                                     ended           ended          ended         ended
                                   August 31,     January 31,    January 31,   January 31,
                                     1999            1999           1998          1997
                                -------------     -----------    ----------    -----------
Balanced Fund                                     $  823,738     $  301,397     $  153,392
Growth and Income Fund                             5,307,490      2,324,970      1,252,257
CORE Large Cap Value Fund(1)                             579            N/A            N/A
CORE U.S. Equity Fund                              1,963,368        771,451        432,457
CORE Large Cap Growth Fund(1)                        405,481         61,924            N/A
CORE Small Cap Equity Fund(1)                        102,281          6,898            N/A
CORE International Equity Fund(1)                    208,905          2,751            N/A
Capital Growth Fund                                6,150,756      2,678,370      2,171,462
Strategic Growth Fund(1)                                 N/A            N/A            N/A
Growth Opportunities Fund(1)                             N/A            N/A            N/A
Mid Cap Value Fund(1)                                449,380         67,478            N/A
International Equity Fund                          4,090,492      1,632,745      1,071,755
Small Cap Value Fund                               1,655,658        727,298        529,684
Large Cap Value Fund(2)                                  N/A            N/A            N/A
European Equity Fund(1)                               66,759            N/A            N/A
Japanese Equity Fund(1)                               19,466            N/A            N/A
International Small Cap Fund(1)                       62,146            N/A            N/A
Emerging Markets Equity Fund(1)                      226,631          3,381            N/A
Asia Growth Fund                                     368,632        513,560        626,724

----------

1. The Class A Share class of CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Value, Strategic Growth, Growth Opportunities, European Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds commenced operations on December 31, 1998, May 1, 1997, August 15, 1997, August 15, 1997, August 15, 1997, May 24, 1999, May
24, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and December 15, 1997,
respectively.

2. During the periods shown, no shares of Large Cap Value Funds were offered.

      The following chart shows the: 1) distribution and service fees paid to Goldman Sachs for the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, and 2) distribution fees paid to Goldman Sachs for the fiscal yearsended January 31, 1998 and January 31, 1997 by each applicable Fund then in existence pursuant to the Class B Plan:

                                Fiscal period     Fiscal year    Fiscal year   Fiscal year
                                     ended           ended          ended         ended
                                   August 31,     January 31,    January 31,   January 31,
                                     1999            1999           1998          1997
                                -------------     -----------    ----------    -----------
Balanced Fund                                     $  372,044     $   74,569     $ 3,861
Growth and Income Fund                             3,924,188      1,117,813      28,075
CORE Large Cap Value Fund(1)                             122            N/A         N/A
CORE U.S. Equity Fund                                995,389        265,025      36,508
CORE Large Cap Growth Fund(1)                        449,058         34,332         N/A
CORE Small Cap Equity Fund(1)                        140,016         20,064         N/A
CORE International Equity Fund(1)                     54,688          5,700         N/A
Capital Growth Fund                                1,193,755        127,395       7,632
Strategic Growth Fund(1)                                 N/A            N/A         N/A
Growth Opportunities Fund(1)                             N/A            N/A         N/A
Mid Cap Value Fund(1)                                417,334         47,585         N/A
International Equity Fund                            653,844        314,578      44,148
Small Cap Value Fund                                 494,223        160,608       8,973
Large Cap Value Fund(2)                                  N/A            N/A         N/A
European Equity Fund(1)                                  387            N/A         N/A
Japanese Equity Fund(1)                                5,736            N/A         N/A
International Small Cap Fund(1)                       1 ,566            N/A         N/A
Emerging Markets Equity Fund(1)                        3,075             38         N/A
Asia Growth Fund                                      43,192         28,550      10,229

----------

1. The Class B Share class of CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Value, Strategic Growth, Growth Opportunities, European Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds commenced operations on December 31, 1998, May 1, 1997, August 15, 1997, August 15, 1997, August 15, 1997, May 24, 1999, May
24, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and December 15, 1997,
respectively.

2. During the periods shown, no shares of Large Cap Value Fund were offered.

      The following chart shows the: 1) distribution and service fees paid to Goldman Sachs for the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, and 2) distribution fees paid to Goldman Sachs for the fiscal year ended January 31, 1998 by each applicable Fund then in existence pursuant to the Class C Plan:

                                Fiscal period     Fiscal year    Fiscal year
                                     ended           ended          ended
                                   August 31,     January 31,    January 31,
                                     1999            1999           1998
                                -------------     -----------    ----------
Balanced                                          $142,821       $13,290
Growth and Income                                  553,531        57,542
CORE Large Cap Value Fund(1)                            82           N/A
CORE U.S. Equity Fund                              152,737        14,614
CORE Large Cap Growth Fund(1)                      156,368         6,880
CORE Small Cap Equity Fund(1)                       44,551         4,038
CORE International Equity Fund(1)                   27,157         3,118
Capital Growth Fund                                262,717         9,607
Strategic Growth Fund(1)                               N/A           N/A
Growth Opportunities Fund(1)                           N/A           N/A
Mid Cap Value Fund(1)                              113,272        10,495
International Equity Fund                           74,197         7,485
Small Cap Value Fund                                 8,298        12,158
Large Cap Value Fund(2)                                N/A           N/A
European Equity Fund(1)                                337           N/A
Japanese Equity Fund(1)                              1,390           N/A
International Small Cap Fund(1)                        725           N/A
Emerging Markets Fund(1)                             2,250            28
Asia Growth Fund                                     9,090         2,854

----------

1. The Class C Share class of CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Value, Strategic Growth, Growth Opportunities, European Equity, Japanese Equity, International Small Cap and Emerging Markets Equity Funds commenced operations on December 31, 1998, August 15, 1997, August 15, 1997, August 15, 1997, August 15, 1997, May 24,
1999, May 24, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and December 15,
1997, respectively.

2. During the periods shown, no shares of Large Cap Value Fund were offered.

No distribution fees were paid to Goldman Sachs under the Class C Plans during the fiscal year ended January 31, 1997.

      During the fiscal period ended August 31, 1999, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan of each applicable Fund with Class A Shares then in existence:

                                                    Compensation                    Printing and    Preparation
                                                    and Expenses    Allocable       Mailing of      and
                                                    of the          Overhead,       Prospectuses    Distribution
                                                    Distributor     Telephone       to Other        of Sales
                                    Compensation    & Its Sales     and Travel      Than Current    Literature and
                                    to Dealers(1)   Personnel       Expenses        Shareholders    Advertising
                                    -------------   ---------       --------        ------------    -----------
Fiscal Period Ended August 31, 1999:

Balanced Fund                       $          --   $         --    $       --      $         --    $           --
Growth and Income Fund                         --             --            --                --                --
CORE Large Cap Value Fund                      --             --            --                --                --
CORE U.S. Equity Fund                          --             --            --                --                --
CORE Large Cap Growth Fund                     --             --            --                --                --
CORE Small Cap Equity Fund                     --             --            --                --                --
CORE International Equity Fund                 --             --            --                --                --
Capital Growth Fund                            --             --            --                --                --
Strategic Growth Fund(2)                       --             --            --                --                --
Growth Opportunities Fund(2)                   --             --            --                --                --
Mid Cap Value                                  --             --            --                --                --
International Equity Fund                      --             --            --                --                --
Small Cap Value Fund                           --             --            --                --                --
Large Cap Value(2)                             --             --            --                --                --
European Equity Fund                           --             --            --                --                --
Japanese Equity Fund                           --             --            --                --                --
International Small Cap                        --             --            --                --                --
Emerging Market Equity Fund                    --             --            --                --                --
Asia Growth Fund                               --             --            --                --                --

----------
1 Advance commissions paid to dealers of 1% on Class A Shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.
2 During the period shown, no shares of Strategic Growth, Growth Opportunities or Large Cap Value Funds were offered.

      During the fiscal year ended January 31, 1999, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan of each applicable Fund with Class A Shares then in existence:

                                                    Compensation                    Printing and    Preparation
                                                    and Expenses    Allocable       Mailing of      and
                                                    of the          Overhead,       Prospectuses    Distribution
                                                    Distributor     Telephone       to Other        of Sales
                                    Compensation    & Its Sales     and Travel      Than Current    Literature and
                                    to Dealers(1)   Personnel       Expenses        Shareholders    Advertising
                                    -------------   ---------       --------        ------------    -----------
Fiscal Year Ended January 31, 1999:

Balanced Fund                       $  529,148      $  360,366      $  382,623      $   30,628      $  107,723
Growth and Income Fund               3,455,990       1,371,522       1,254,000         100,381         353,049
CORE Large Cap Value Fund                  209           6,092           6,779             543           1,909
CORE U.S. Equity Fund                1,075,702         827,205         740,356          59,264         208,439
CORE Large Cap Growth Fund             329,211         412,689         456,309          36,527         128,469
CORE Small Cap Equity Fund              95,707         256,871         279,715          22,391          78,751
CORE International Equity Fund         139,410         472,886         565,684          45,282         159,262
Capital Growth Fund                  2,922,885       2,726,172       1,895,753         151,752         533,727
Strategic Growth Fund(2)                    --              --              --              --              --
Growth Opportunities Fund(2)                --              --              --              --              --
Mid Cap Value                          688,906         421,030         344,128          27,547          96,885
International Equity Fund            2,101,670       2,661,147       2,133,158         170,756         600,566
Small Cap Value Fund                 1,105,321         798,257         618,983          49,549         174,268
Large Cap Value Fund(2)                     --              --              --              --              --
European Equity Fund                    77,916         172,015         170,084          13,615          47,885
Japanese Equity Fund                    36,322         149,025         170,376          13,638          47,967
International Small Cap                105,008         261,347         281,137          22,505          79,151
Emerging Market Equity Fund            513,317         413,276         387,371          31,008         109,060
Asia Growth Fund                       344,149         413,621         396,790          31,762         111,712

----------
1 Advance commissions paid to dealers of 1% on Class A Shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.

2 During the period shown, no shares of Strategic Growth, Growth Opportunities, or Large Cap Value Funds were offered.

      During the fiscal period ended August 31, 1999, Goldman Sachs incurred the following expenses in connection with distribution under the Class B Plan of each applicable Fund with Class B Shares then in existence:

                                                    Compensation                    Printing and    Preparation
                                                    and Expenses    Allocable       Mailing of      and
                                                    of the          Overhead,       Prospectuses    Distribution
                                                    Distributor     Telephone       to Other        of Sales
                                    Compensation    & Its Sales     and Travel      Than Current    Literature and
                                    to Dealers(1)   Personnel       Expenses        Shareholders    Advertising
                                    -------------   ---------       --------        ------------    -----------
Fiscal Period Ended August 31, 1999:

Balanced Fund                       $          --   $         --    $       --      $         --    $           --
Growth and Income Fund                         --             --            --                --                --
CORE Large Cap Value Fund                      --             --            --                --                --
CORE U.S. Equity Fund                          --             --            --                --                --
CORE Large Cap Growth Fund                     --             --            --                --                --
CORE Small Cap Equity Fund                     --             --            --                --                --
CORE International Equity Fund                 --             --            --                --                --
Capital Growth Fund                            --             --            --                --                --
Strategic Growth Fund(2)                       --             --            --                --                --
Growth Opportunities Fund(2)                   --             --            --                --                --
Mid Cap Value                                  --             --            --                --                --
International Equity Fund                      --             --            --                --                --
Small Cap Value Fund                           --             --            --                --                --
Large Cap Value(2)                             --             --            --                --                --
European Equity Fund                           --             --            --                --                --
Japanese Equity Fund                           --             --            --                --                --
International Small Cap                        --             --            --                --                --
Emerging Market Equity Fund                    --             --            --                --                --
Asia Growth Fund                               --             --            --                --                --

----------
1 Advance commissions paid to dealers of 4% on Class B Shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.
2 During the period shown, no shares of Strategic Growth, Growth Opportunities or Large Cap Value Funds were offered.

      During the fiscal year ended January 31, 1999, Goldman Sachs incurred the following expenses in connection with distribution under the Class B Plan of each applicable Fund with Class B Shares then in existence:

                                                    Compensation                    Printing and    Preparation
                                                    and Expenses    Allocable       Mailing of      and
                                                    of the          Overhead,       Prospectuses    Distribution
                                                    Distributor     Telephone       to Other        of Sales
                                    Compensation    & Its Sales     and Travel      Than Current    Literature and
                                    to Dealers(1)   Personnel       Expenses        Shareholders    Advertising
                                    -------------   ---------       --------        ------------    -----------
Fiscal Year Ended Jauary 31, 1999:

Balanced Fund                       $  337,025      $   58,444      $   71,112      $    5,692      $   20,021
Growth and Income Fund               3,724,345         279,663         339,383          27,167          95,549
CORE Large Cap Value Fund                   35           5,474           6,660             533           1,875
CORE U.S. Equity Fund                  824,545         107,505         130,598          10,454          36,768
CORE Large Cap Growth Fund             354,359         142,953         173,917          13,922          48,964
CORE Small Cap Equity Fund             109,290         119,334         145,193          11,622          40,877
CORE International Equity Fund          47,527          92,413         112,445           9,001          31,657
Capital Growth Fund                    910,940          95,082         115,153           9,218          32,420
Strategic Growth Fund(2)                    --              --              --              --              --
Growth Opportunities Fund(2)                --              --              --              --              --
Mid Cap Value Fund                     407,838          91,292         110,596           8,853          31,137
International Equity Fund              605,118         121,626         147,961          11,844          41,657
Small Cap Value Fund                   481,953          56,634          68,841           5,511          19,381
Large Cap Value Fund(2)                     --              --              --              --              --
European Equity Fund                       222             154             187              15              53
Japanese Equity Fund                     4,540          47,432          57,713           4,620          16,248
International Small Cap                  1,352           4,574           5,566             446           1,567
Emerging Market Equity Fund              2,843           1,873           2,279             182             642
Asia Growth Fund                        69,014          17,962          21,483           1,720           6,048


----------

1 Advance commissions paid to dealers of 4% on Class B shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.

2 During the periods shown, no shares of Strategic Growth, Growth Opportunities or Large Cap Value Funds were offered.

      During the fiscal period ended August 31, 1999, Goldman Sachs incurred the following expenses in connection with distribution under the Class C Plan of each applicable Fund with Class C Shares then in existence:

                                                    Compensation                    Printing and    Preparation
                                                    and Expenses    Allocable       Mailing of      and
                                                    of the          Overhead,       Prospectuses    Distribution
                                                    Distributor     Telephone       to Other        of Sales
                                    Compensation    & Its Sales     and Travel      Than Current    Literature and
                                    to Dealers(1)   Personnel       Expenses        Shareholders    Advertising
                                    -------------   ---------       --------        ------------    -----------
Fiscal Period Ended August 31, 1999:

Balanced Fund                       $          --   $         --    $       --      $         --    $           --
Growth and Income Fund                         --             --            --                --                --
CORE Large Cap Value Fund                      --             --            --                --                --
CORE U.S. Equity Fund                          --             --            --                --                --
CORE Large Cap Growth Fund                     --             --            --                --                --
CORE Small Cap Equity Fund                     --             --            --                --                --
CORE International Equity Fund                 --             --            --                --                --
Capital Growth Fund                            --             --            --                --                --
Strategic Growth Fund(2)                       --             --            --                --                --
Growth Opportunities Fund(2)                   --             --            --                --                --
Mid Cap Value                                  --             --            --                --                --
International Equity Fund                      --             --            --                --                --
Small Cap Value Fund                           --             --            --                --                --
Large Cap Value(2)                             --             --            --                --                --
European Equity Fund                           --             --            --                --                --
Japanese Equity Fund                           --             --            --                --                --
International Small Cap                        --             --            --                --                --
Emerging Market Equity Fund                    --             --            --                --                --
Asia Growth Fund                               --             --            --                --                --

----------
1 Advance commissions paid to dealers of 1% on Class C Shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.
2 During the period shown, no shares of Strategic Growth, Growth Opportunities or Large Cap Value Funds were offered.

      During the fiscal year ended January 31, 1999, Goldman Sachs incurred the following expenses in connection with distribution under the Class C Plan of each applicable Fund with Class C Shares then in existence:

                                                    Compensation                    Printing and    Preparation
                                                    and Expenses    Allocable       Mailing of      and
                                                    of the          Overhead,       Prospectuses    Distribution
                                                    Distributor     Telephone       to Other        of Sales
                                    Compensation    & Its Sales     and Travel      Than Current    Literature and
                                    to Dealers(1)   Personnel       Expenses        Shareholders    Advertising
                                    -------------   ---------       --------        ------------    -----------
Fiscal Year Ended January 31, 1999:

Balanced Fund                       $155,489         $ 22,725        $ 27,651         2,213           $  7,785
Growth and Income Fund               642,535           38,821          47,236         3,781             13,299
CORE Large Cap Value Fund                 --            5,474           6,660           533              1,875
CORE U.S. Equity Fund                153,636           16,039          19,516         1,562              5,495
CORE Large Cap Growth Fund           133,109           48,875          59,469         4,760             16,743
CORE Small Cap Equity Fund            47,805           36,337          44,213         3,539             12,448
CORE International Equity Fund        28,306           45,144          54,929         4,397             15,465
Capital Growth Fund                  223,924           20,452          24,886         1,992              7,006
Strategic Growth Fund(2)                  --               --              --            --                 --
Growth Opportunities Fund(2)              --               --              --            --                 --
Mid Cap Value                        124,212           24,313          29,583         2,368              8,329
International Equity Fund             74,109           14,632          17,798         1,425              5,011
Small Cap Value Fund                  96,526            9,640          11,723           938              3,300
Large Cap Value Fund(2)                   --               --              --            --                 --
European Equity Fund                     178               84             103             8                 29
Japanese Equity Fund                   2,314            4,777           5,813           465              1,637
International Small Cap                  651            1,554           1,891           151                532
Emerging Market Equity Fund            2,859            1,468           1,787           143                503
Asia Growth Fund                      13,673            3,594           4,373           350              1,231

----------

1 Advance commissions paid to dealers of 1% on Class C shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.

2 During the periods shown, no shares of Strategic Growth, Growth Opportunities or Large Cap Value Funds were offered.

      The foregoing tables and the information contained in the preceeding paragraph reflect amounts expended by Goldman Sachs, which amounts are in excess of the compensation received by Goldman Sachs under the Plans. The payments under the plans were used by Goldman Sachs to compensate it for the expenses shown above on a pro-rata basis.

      For the fiscal years and periods indicated below, Goldman Sachs received service fees from the Funds pursuant to the Plans then in existence at the rate of 0.25% of each Fund's average daily net assets attributable to Class A, Class B, or Class C Shares, which totaled:

                                               Class A                         Class B               Class C
                                     --------------------------      ------------------------      ----------
                                        1998            1997            1998            1997(1)       1998
                                        ----            ----            ----            -------       ----
Balanced Fund(2)                     $  301,397      $  153,392      $   24,856      $  1,294      $    4,430
Growth and Income Fund(2)             2,324,970       1,252,257         372,604         9,358          19,181
CORE Large Cap Value Fund(3)                N/A             N/A             N/A           N/A             N/A
CORE U.S. Equity Fund(3)                771,451         432,457          88,342        12,169           4,871
CORE Large Cap Growth Fund(4)            61,924             N/A          11,444           N/A           2,293
CORE Small Cap Equity Fund(5)             6,898             N/A           6,688           N/A           1,346
CORE International Equity Fund(5)         2,748             N/A           1,900           N/A           1,040
Capital Growth Fund(2)                2,678,370       2,171,462          42,465         2,854           3,202
Strategic Growth Fund(6)                    N/A             N/A             N/A           N/A             N/A
Growth Opportunities Fund(6)                N/A             N/A             N/A           N/A             N/A
Mid Cap Value Fund(5)                    67,485             N/A          15,862           N/A           3,499
International Equity Fund(2)          1,632,745       1,071,755         104,859        14,733           2,496
Small Cap Value Fund(2)                 727,298         569,684          53,536         2,992           4,052
Large Cap Value Fund(6)                     N/A             N/A             N/A           N/A             N/A
European Equity Fund(7)                     N/A             N/A             N/A           N/A             N/A
Japanese Equity Fund(7)                     N/A             N/A             N/A           N/A             N/A
International Small Cap Fund(7)             N/A             N/A             N/A           N/A             N/A
Emerging Market Equity Fund(8)            3,424             N/A              13           N/A              10
Asia Growth Fund(2)                     513,560         626,724           9,517         3,410             951

--------------------------------------------------------------------------------

1 For the period commencing May 1, 1996.

2 Prior to May 1, 1996 and August 15, 1997, Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, International Equity, Small Cap Value, and Asia Growth Funds had not sold Class B and Class C Shares, respectively.

3 CORE Large Cap Value Fund commenced operations on December 31, 1998.

4 Prior to May 1, 1997, May 1, 1997 and August 15, 1997, CORE Large Cap Growth Fund had not sold Class A, Class B and Class C Shares, respectively.

5 Prior to August 15, 1997, CORE Small Cap Equity, CORE International Equity and Mid Cap Value Funds had not sold Class A, Class B or Class C Shares.

6 During the periods shown, no shares of Strategic Growth, Growth Opportunities or Large Cap Value Funds were offered.

7 Prior to October 1, 1998, May 1, 1998 and May 1, 1998, European Equity, Japanese Equity and International Small Cap Funds had not sold Class A, Class B or Class C Shares.

8 Prior to December 15, 1997, Emerging Markets Equity Fund had not sold Class A, Class B or Class C Shares.

          OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES,
                      REDEMPTIONS, EXCHANGES AND DIVIDENDS
            (Class A Shares, Class B Shares and Class C Shares Only)

Maximum Sales Charges


      Class A Shares of each Fund are sold at a maximum sales charge of 5.5%. Using the initial offering price per share as of August 31, 1999 and assuming a $1000 initial offering price per share of the Large Cap Value Fund Fund), the maximum offering price of each Fund's Class A shares would be as follows:

                                                      Maximum          Offering
                                    Net Asset          Sales           Price to
                                      Value            Charge          Public
                                      -----            ------          ------
Balanced Fund                         $ --              5.5%             $ --
Growth and Income Fund                  --              5.5%               --
CORE U.S. Equity Fund                   --              5.5%               --
CORE Large Cap Value Fund               --              5.5%               --
CORE Large Cap Growth Fund              --              5.5%               --
CORE Small Cap Equity Fund              --              5.5%               --
CORE International Equity Fund          --              5.5%               --
Capital Growth Fund                     --              5.5%               --
Strategic Growth Fund                   --              5.5%               --
Growth Opportunities Fund               --              5.5%               --
Mid Cap Value Fund                      --              5.5%               --
International Equity Fund               --              5.5%               --
Small Cap Value Fund                    --              5.5%               --
Large Cap Value Fund                    --               N/A               --
European Equity Fund                    --              5.5%               --
Japanese Equity Fund                    --              5.5%               --
International Small Cap Fund            --              5.5%               --
Emerging Market Equity Fund             --              5.5%               --
Asia Growth Fund                        --              5.5%               --

      The following information supplements the information in the Prospectus under the captions "Shareholder Guide" and "Dividends". Please see the Prospectus for more complete information.

Other Purchase Information

If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Right of Accumulation (Class A)

A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A Shares (acquired by purchase or exchange) of the Funds and Class A Shares of any other Goldman Sachs Fund (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $35,000 and purchases additional Class A Shares of any Fund with a purchase price of $25,000, the sales charge for the $25,000 purchase would be 4.75% (the rate applicable to a single purchase of more than $50,000). Class A Shares purchased without the imposition of a sales charge may not be aggregated with Class A Shares purchased subject to a sales charge. Class A Shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of the Private Client Services Division of Goldman Sachs will be combined with Class A Shares held by any other Private Client Services account. In addition, Class A Shares of the Funds and Class A Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization's, group's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation. In addition, in connection with SIMPLE IRA accounts, cumulative quantity discounts are available on a per plan basis if (1) your employee has been assigned a cumulative discount number by Goldman Sachs, and (2) your account, alone or in combination with the accounts of other plan participants also invested in Class A Shares of the Goldman Sachs Funds, totals the requisite aggregate amount as described in the Prospectus.

Statement of Intention (Class A)

If a shareholder anticipates purchasing at least $50,000 of Class A Shares of a Fund alone or in combination with Class A Shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

The provisions applicable to the Statement, and the terms of the related escrow agreement, are set forth in Appendix C to this Additional Statement.

Cross-Reinvestment of Dividends and Distributions

Shareholders may receive dividends and distributions in additional Shares of the same class of the Fund in which they have invested or they may elect to receive them in cash or Shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if they hold Class A Shares of a Fund, or ILA, Class B or Class C Units of the Prime Obligations Portfolio, if they hold Class B or Class C Shares of a Fund (the "ILA Portfolios").

A Fund shareholder should obtain and read the prospectus relating to any other Fund, Goldman Sachs Fund or ILA Portfolio and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

Automatic Exchange Program

A Fund shareholder may elect to exchange automatically a specified dollar amount of shares of a Fund into an identical account of another Fund or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Fund.

Systematic Withdrawal Plan

A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on purchases of Class A Shares or the imposition of a CDSC on redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See "Shareholder Guide" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

                                  SERVICE PLAN
                              (Service Shares Only)

The Funds have adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares. Pursuant to the Plan, each Fund enters into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information, (h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from the Fund, working with the Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, each Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization.


The amount of the service fees paid by each Fund then in existence to Service Organizations pursuant to the Plan was as follows for the fiscal period ended August 31, 1999 and the fiscal years ended January 31, 1999, January 31, 1998 and January 31, 1997 indicated:

                               Fiscal
                               period     Fiscal year  Fiscal year   Fiscal year
                                ended        ended         ended        ended
                             August 31,   January 31,   January 31,  January 31,
                                1999          1999         1998          1997
                                ----          ----         ----          ----
Balanced Fund                             $  1,402       $    31          N/A
Growth and Income Fund                      57,187        32,418        6,126
CORE Large Cap Value Fund                        1           N/A          N/A
CORE U.S. Equity Fund                       49,461        27,222        4,581
CORE Large Cap Growth Fund                   2,992           257          N/A
CORE Small Cap Equity Fund                      74             4          N/A
CORE International Equity Fund                  53             3          N/A
Capital Growth Fund                          7,655             4          N/A
Strategic Growth Fund                          N/A           N/A          N/A

                               Fiscal
                               period     Fiscal year  Fiscal year   Fiscal year
                                ended        ended         ended        ended
                             August 31,   January 31,   January 31,  January 31,
                                1999          1999         1998          1997
                                ----          ----         ----          ----
Growth Opportunities Fund                      N/A           N/A          N/A
Mid Cap Value Fund                             685            12          N/A
International Equity Fund                   17,786         9,236        1,032
Small Cap Value Fund                           588             4          N/A
Large Cap Value Fund                           N/A           N/A          N/A
European Equity Fund                             3           N/A          N/A
Japanese Equity Fund                             6           N/A          N/A
International Small Cap Fund                     6           N/A          N/A
Emerging Markets Equity Fund                     7             1          N/A

During the period July 27, 1998 (commencement of operations) through December 31, 1998, the Real Estate Securities Fund paid Service Organizations $3 pursuant to the Plan.

The Funds have adopted the Plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with a Fund, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing a Fund's method of operations or providing alternative means of offering Service Shares of the Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Service Agreements, most recently voted to approve the Plan and related Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 27, 1999. The Plan and related Service Agreements will remain in effect until May 1, 2000 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees. The Trustees have determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds.

                                   APPENDIX A

Commercial Paper Ratings

            A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

            "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

            "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

            "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

            "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:


                                      1-A

            "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

            "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            "Not Prime" - Issuers do not fall within any of the Prime rating categories.

            The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

            "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

            "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

            "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

            "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


                                      2-A

            "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

            "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

            "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

            Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

            "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

            "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

            "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

            "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

            "D" - Securities are in actual or imminent payment default.

            Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

            "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.


                                      3-A

            "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

            "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

            "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

Corporate and Municipal Long-Term Debt Ratings

            The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

            "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


                                      4-A

            "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

            "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

            "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

            "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                                      5-A

            "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

            "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

            Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

            Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

            The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

            "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

            "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


                                      6-A

            "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

            "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

            "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

            To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

            The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

            "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

            "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

            "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over


                                      7-A
time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

            "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

            "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

            To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

            Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

            "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

            "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

            "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


                                      8-A

            "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

            "D" - This designation indicates that the long-term debt is in default.

            PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings

            A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

            "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

            "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

            Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

            "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

            "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

            "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.


                                      9-A

Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

            "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

            Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.


                                      10-A

APPENDIX B

BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

      Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

      Our client's interests always come first. Our experience shows that if we serve our clients well, our own success will follow.

      Our assets are our people, capital and reputation. If any of these is ever diminished, the last is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

      We take great pride in the professional quality of our work. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

      We stress creativity and imagination in everything we do. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

      We make an unusual effort to identify and recruit the very best person for every job. Although our activities are measured in billions of dollars, we select our people one by one. In a service business, we know that without the best people, we cannot be the best firm.

      We offer our people the opportunity to move ahead more rapidly than is possible at most other places. We have yet to find limits to the responsibility that our best people are able to assume. Advancement depends solely on ability, performance and contribution to the Firm's success, without regard to race, color, religion, sex, age, national origin, disability, sexual orientation, or any other impermissible criterion or circumstance.

      We stress teamwork in everything we do. While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the Firm and its clients.

      The dedication of our people to the Firm and the intense effort they give their jobs are greater than one finds in most other organizations. We think that this is an important part of our success.


                                      1-B

      Our profits are a key to our success. They replenish our capital and attract and keep our best people. It is our practice to share our profits generously with all who help create them. Profitability is crucial to our future.

      We consider our size an asset that we try hard to preserve. We want to be big enough to undertake the largest project that any of our clients could contemplate, yet small enough to maintain the loyalty, the intimacy and the esprit de corps that we all treasure and that contribute greatly to our success.

      We constantly strive to anticipate the rapidly changing needs of our clients and to develop new services to meet those needs. We know that the world of finance will not stand still and that complacency can lead to extinction.

      We regularly receive confidential information as part of our normal client relationships. To breach a confidence or to use confidential information improperly or carelessly would be unthinkable.

      Our business is highly competitive, and we aggressively seek to expand our client relationships. However, we must always be fair competitors and must never denigrate other firms.

      Integrity and honesty are the heart of our business. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.


                                      2-B

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES

      Goldman Sachs is a leading financial services firm traditionally known on Wall Street and around the world for its institutional and private client service.

      With thirty-seven offices around the world Goldman Sachs employs over 11,000 professionals focused on opportunities in major markets.

      The number one underwriter of all international equity issues from 1989-1997.

      The number one lead manager of U.S. common stock offerings for the past nine years (1989-1997).*

      The number one lead manager for initial public offerings (IPOs) worldwide (1989-1997).

----------

* Source: Securities Data Corporation. Common stock ranking excludes REITs, Investment Trusts and Rights.


                                      3-B

GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1869        Marcus Goldman opens Goldman Sachs for business

1890        Dow Jones Industrial Average first published

1896        Goldman, Sachs & Co. joins New York Stock Exchange

1906 Goldman, Sachs & Co. takes Sears Roebuck & Co. public (at 93 years, the firm's longest-standing client relationship)

            Dow Jones Industrial Average tops 100

1925 Goldman, Sachs & Co. finances Warner Brothers, producer of the first talking film

1956 Goldman, Sachs & Co. co-manages Ford's public offering, the largest to date

1970        Goldman, Sachs & Co. opens London office

1972        Dow Jones Industrial Average breaks 1000

1986        Goldman, Sachs & Co. takes Microsoft public

1988        Goldman Sachs Asset Management is formally established

1991 Goldman, Sachs & Co. provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995 Goldman Sachs Asset Management introduces Global Tactical Asset Allocation Program

            Dow Jones Industrial Average breaks 5000

1996        Goldman, Sachs & Co. takes Deutsche Telekom public

            Dow Jones Industrial Average breaks 6000

1997 Goldman Sachs Asset Management increases assets under management by 100% over 1996

            Dow Jones Industrial Average breaks 7000


                                      4-B

1998 Goldman Sachs Asset Management reaches $195.5 billion in assets under management

            Dow Jones Industrial Average breaks 9000

1999        Goldman Sachs becomes a public company


                                      5-B

                                   APPENDIX C

                             Statement of Intention
                       (applicable only to Class A shares)

      If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Goldman Sachs Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by checking and filing the Statement of Intention in the Account Application. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of the Statement of Intention.

      To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that the Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if the investor's purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                                Escrow Agreement

      Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application will be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed shares will be released.

      If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem, pursuant to the authority given by the investor in the Account Application, an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.


                                      1-C

                                    PART C
                               OTHER INFORMATION

Item 23. Exhibits
         --------

     The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust's Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845), to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081), to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178), to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742), to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069), to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212) and to Post-Effective Amendment No. 55 to such Registration Statement (accession No. 0000950109-99-002544).

     (a)(1). Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

     (a)(2). Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

     (a)(3). Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

     (a)(4). Amendment No.3 dated October 21, 1997 to the Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

     (a)(5). Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust, as amended,

     (a)(6). Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

     (a)(7). Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

     (a)(8). Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997 (Accession No. 0000950130-98-006081).

     (a)(9) Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997 (Accession No. 0000950130-99-000742).

     (a)(10) Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544)

     (b). Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

     (c).      Not applicable.

     (d)(1). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

     (d)(2). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

     (d)(3). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

     (d)(4). Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

     (d)(5). Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs - Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

     (d)(6). Management Agreement dated April 30, 1997 as amended November 3, 1998, between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International (Accession No. 0000950109-98-005275).

     (d)(7). Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Accession No. 0000950130-98-000676).

     (d)(8). Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

     (d)(9). Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544)

     (e)        None.

     (e)(1) Distribution Agreement dated April 30, 1997 as amended April 28, 1999 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950109-99-002544)

     (f).       Not applicable.

     (g)(1). Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

     (g)(2). Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

     (g)(3). Letter-Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs
                - Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

     (g)(4). Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit (g)(2) (Accession No. 0000950130-98-000965).

     (g)(5). Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

     (g)(6). Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

     (g)(7). Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the latter's designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

     (g)(8). Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

     (g)(9). Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

     (g)(10). Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

     (g)(11). Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

     (g)(12). Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

     (g)(13). Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

     (g)(14). Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Accession No. 0000950130-98-000965).

     (g)(15). Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

     (g)(16). Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

     (g)(17). Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

     (g)(18). Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

     (g)(19). Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy
               Portfolio)(Accession No. 0000950130-99-000742).

     (g)(20). Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544)

     (h)(1). Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).

     (h)(2). Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

     (h)(3). Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

     (h)(4). Fee schedule relating to Transfer Agency Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman, Sachs & Co. (Accession No. 0000950130-97-004495).

     (h)(7). Fee schedule dated July 31, 1998 relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds of Goldman Sachs Trust other than the Institutional Liquid Assets and Financial Square Money Market Funds. (Accession No. 0000950130-98-004845).

     (h)(8). Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

     (h)(9). Fee Schedule dated July 31, 1998 relating to Transfer Agency Agreement between Registrant and

               Goldman, Sachs & Co. on behalf of ILA Money Market Funds. (Accession No. 0000950130-98-006081).

     (h)(10). Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

     (h)(11). Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

     (h)(12). Goldman Sachs - Institutional Liquid Assets Administration Class Administration Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(13). FST Administration Class Administration Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(14). Goldman Sachs - Institutional Liquid Assets Service Class Service Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(15). FST Service Class Service Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(16). FST Preferred Class Preferred Administration Plan dated April 22, 1998. (Accession No. 0000950130-98-006081).

     (h)(17). Goldman Sachs Trust Administration Class Administration Plan dated April 23, 1998. (Accession No. 0000950130-98-006081).

     (h)(18). Goldman Sachs Trust Service Class Service Plan dated April 22, 1998 (Accession No. 0000950130-98-006081).

     (h)(19). Cash Management Shares Service Plan dated May 1, 1998. (Accession No. 0000950130-98-006081).

     (h)(20). Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

     (h)(21). Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to the Preferred

               Class, Administration Class, Service Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs - International Liquid Asset Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950130-98-006081).

     (h)(22). Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs - Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

     (h)(23). Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

     (i)(1). Opinion of Drinker, Biddle & Reath LLP. (With respect to the Asset Allocation Portfolios). (Accession No. 0000950130-97-004495).

     (i)(2). Opinion of Morris, Nichols, Arsht & Tunnell. (Accession No. 0000950130-97-001846)

     (i)(3). Opinion of Drinker Biddle & Reath LLP.(With respect to Japanese Equity and International Small Cap). (Accession No. 0000950130-98-003563).

     (i)(4). Opinion of Drinker Biddle & Reath LLP. (With respect to Cash Management Shares). (Accession No. 0000950130-98-003563)

     (i)(5). Opinion of Drinker Biddle & Reath LLP. (With respect to the European Equity Fund). (Accession No. 0000950130-98-006081).

     (i)(6). Opinion of Drinker Biddle & Reath LLP. (With respect to the CORE Large Cap Value Fund). (Accession No. 0000950130-98-006081).

     (i)(7). Opinion of Drinker Biddle & Reath LLP (with respect to the Conservative Strategy Portfolio) (Accession No. 0000950130-99-001069).

     (i)(8). Opinion of Drinker Biddle & Reath LLP (with respect to the Strategic Growth and Growth

               Opportunities Portfolios). (Accession No. 0000950109-99-002544)

     (j)       None.

     (k).      Not applicable.

     (l).      Not applicable.

     (m)(1). Class A Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845)

     (m)(2). Class B Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845)

     (m)(3). Class C Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845)

     (m)(4). Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1998. (Accession No. 0000950130-98-006081).

     (n)       None.

     (o). Plan dated September 1, 1998 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950130-98-004845)

     (p)(1). Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Springer, Strubel, McNulty, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor. (Accession No. 0000950130-97-000805)

     (p)(2). Powers of Attorney dated October 21, 1997 on behalf of James A. Fitzpatrick and Valerie A. Zondorak. (Accession No. 0000950130-98-000676)

The following exhibits relating to Goldman Sachs Trust are filed herewith electronically pursuant to EDGAR rules:

     (a)(11). Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997.

     (a)(12). Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997.

     (a)(13). Form of Amendment No. 12 dated __________, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997.

     (b)(2) Amended and restated by-laws of the Delaware business trust dated January 28, 1997, as amended or restated July 27, 1999.

     (d)(10). Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997.

     (d)(11). Form of Amended Annex A dated __________, 1999 to Management Agreement dated April 30, 1997.

     (e)(2). Distribution Agreement dated April 30, 1997 as amended July 27, 1999 between Registrant and Goldman, Sachs & Co.

     (e)(3). Form of Distribution Agreement dated April 30, 1997 as amended _______, 1999 between Registrant and Goldman, Sachs & Co.

     (g)(21). Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund).

     (h)(24) Fee Schedule dated July 31, 1998 relating to Transfer Agency Agreement dated July 15, 1991 between the Registrant and Goldman, Sachs & co. (Internet Tollkeeper Fund).

               Consent of Arthur Andersen

Item 24.  Persons Controlled by or Under Common Control with Registrant.
          -------------------------------------------------------------

Not Applicable.

Item 25.  Indemnification
          ---------------

Article IV of the Declaration of Trust of Goldman Sachs Trust, Delaware business trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated by reference to Exhibits (d)(1) through (d)(7);

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended January 22, 1999 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of the Distribution Agreement is incorporated by reference to Exhibit
(e)(1). The Transfer Agency Agreements are incorporated by reference as Exhibits
(h)(3), (h)(8), (h)(10) and (h)(11), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the texts of which are hereby incorporated by reference.

Item 27.  Principal Underwriters.
          ----------------------

(a) Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Management Committee. None of the members of the management committee holds a position or office with the Registrant, except John
P. McNulty who is a trustee of the Registrant.

                      GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address                                             Position
--------------------                                         --------

Henry M. Paulson, Jr. (1)                                    Chairman and Chief Executive Officer

Robert J. Hurst (1)                                          Vice Chairman

John A. Thain (1)(3)                                         President and Co-Chief Operating Officer

John L. Thornton (3)                                         President and Co-Chief Operating Officer

Lloyd C. Blankfein (1)                                       Managing Director

Richard A. Friedman (1)                                      Managing Director

Steven M. Heller (1)                                         Managing Director

Robert S. Kaplan (1)                                         Managing Director

Robert J. Katz (1)                                           Managing Director

John P. McNulty (2)                                          Managing Director

Michael P. Mortara (1)                                       Managing Director

Daniel M. Neidich (1)                                        Managing Director

Robin Neustein (2)                                           Managing Director

Mark Schwartz (4)                                            Managing Director

Robert K. Steel (2)                                          Managing Director

Leslie C. Tortora (2)                                        Managing Director

Patrick J. Ward (3)                                          Managing Director

Gregory K. Palm (1)                                          Counsel and Managing Director

 _______________________

  (1)  85 Broad Street, New York, NY 10004
  (2)  One New York Plaza, New York, NY 10004
  (3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB, England
  (4)  ARK Mori Building, 12-32 Akasaka I-Chome Minato-KY,
       Tokyo 107-6019, Japan

(c) Not Applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

The Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

Item 29. Management Services
         -------------------

Not applicable.

Item 30. Undertakings
         ------------

Not applicable.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 56 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 16th day of September, 1999.


GOLDMAN SACHS TRUST
(A Delaware business trust)


By: /s/Michael J. Richman
    ---------------------
  Michael J. Richman
  Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                       Title                                Date
----                                       ------                               ----
*Douglas C. Grip                           President and                        September 16, 1999
----------------
 Douglas C. Grip                           Trustee

*John M. Perlowski                         Principal Accounting                 September 16, 1999
------------------
John M. Perlowski                          Officer And Principal
                                           Financial Officer

*David B. Ford                             Trustee                              September 16, 1999
--------------
 David B. Ford

*Mary Patterson McPherson                  Trustee                              September 16, 1999
-------------------------
 Mary Patterson McPherson

*Ashok N. Bakhru                           Chairman and Trustee                 September 16, 1999
----------------
 Ashok N. Bakhru

*Alan A. Shuch                             Trustee                              September 16, 1999
--------------
 Alan A. Shuch

*Jackson W. Smart                          Trustee                              September 16, 1999
-----------------
 Jackson W. Smart, Jr.

*John P. McNulty                           Trustee                              September 16, 1999
----------------
 John P. McNulty

*William H. Springer                       Trustee                              September 16, 1999
--------------------
 William H. Springer

*Richard P. Strubel                        Trustee                              September 16, 1999
-------------------
 Richard P. Strubel



*By:/s/ Michael J. Richman
    ----------------------
    Michael J. Richman,
    Attorney-In-Fact


             *  Pursuant to a power of attorney previously filed.

                                 EXHIBIT INDEX




     (a)(11). Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997.

     (a)(12). Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997.

     (a)(13). Form of Amendment No. 12 dated __________, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997.

     (b)(2) Amended and restated by-laws of the Delaware business trust dated January 28, 1997, as amended or restated July 27, 1999.

     (d)(10). Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997.

     (d)(11). Form of Amended Annex A dated __________, 1999 to Management Agreement dated April 30, 1997.

     (e)(2). Distribution Agreement dated April 30, 1997 as amended July 27, 1999 between Registrant and Goldman, Sachs & Co.

     (e)(3). Form of Distribution Agreement dated April 30, 1997 as amended _______, 1999 between Registrant and Goldman, Sachs & Co.

     (g)(21). Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and
charter)               Trust Company (Internet Tollkeeper Fund).

     (h)(24) Fee Schedule dated July 31, 1998 relating to Transfer Agency Agreement dated July 15, 1991 between the Registrant and Goldman, Sachs & co. (Internet Tollkeeper Fund).

     (J)       Consent of Arthur Andersen